UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street,

San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2016, enclosed.
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®

This wrapper is not part of the shareholder report.

Schwab Equity Index Funds
Semiannual Report
April 30, 2016
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market
Index Fund
Schwab International
Index Fund

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2016
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	0.37%
S&P 500® Index	0.43%
Fund Category: Morningstar Large Blend	-1.04%
Performance Details	page 8

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	-0.15%
Schwab 1000 Index®	0.03%
Fund Category: Morningstar Large Blend	-1.04%
Performance Details	page 9

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-1.86%
Russell 2000® Index	-1.90%
Fund Category: Morningstar Small Blend	-1.06%
Performance Details	page 10

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	0.02%
Dow Jones U.S. Total Stock Market IndexSM	0.03%
Fund Category: Morningstar Large Blend	-1.04%
Performance Details	page 11

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	-3.36%
MSCI EAFE® Index (Net)[2]	-3.07%
Fund Category: Morningstar Foreign Large Blend	-3.11%
Performance Details	pages 12-13

Minimum Initial Investment[3]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Equity Index Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2016, was tumultuous for most equity markets as investors tried to assess whether slowing growth overseas would knock the U.S. recovery off course. The S&P 500® Index dropped as much as 12% during the reporting period, only to end the six months in slightly positive territory. The Schwab Equity Index Funds were all generally aligned with their respective indices, though the volatile period proved challenging for most of these funds. While the Schwab S&P 500 Index Fund and the Schwab Total Stock Market Index Fund generated slightly positive returns, the Schwab International Index Fund and the Schwab 1000 Index Fund underperformed by comparison.
In the U.S., the Federal Reserve remained on hold through the first several months of 2016 after raising interest rates in December for the first time since 2006, as economic data remained sturdy but not strong enough to stoke inflation. Quarterly corporate profits fell in the fourth quarter for the first time since 2008 and the Great Recession, and projections for first-quarter earnings indicated more of the same. Overseas, better-than-estimated trade data suggested China’s economy may avoid a hard landing, but the leading credit rating agencies recently cut their respective outlooks for the country’s credit ratings due to slowing growth concerns. Meanwhile, fears of a recession in Japan and parts of Europe continue to weigh on stock prices in those markets.
Asset Class Performance Comparison % returns during the six months ended 4/30/2016

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
* The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Schwab Equity Index Funds3

From the President continued

At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios.

Dramatic moves in the market can prompt investors to question their strategy and second-guess their commitment to staying invested in stocks. But research shows that over virtually all periods of time, investors who take the long view—and stay invested in the market—have seen positive long-term results. Timing the market, trying to move in or out of investments based on predictions of where the market will move, is difficult for even the most seasoned professionals. And, moving in and out of the stock market means that you could miss out on some of the best days, which can exact a toll on returns.
One of the most important steps you can take to help manage the risk of volatile markets is to ensure your portfolio is diversified. At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios. We believe that the Schwab Equity Index Funds help fulfill this role by giving investors exposure to a varied selection of domestic and international stocks. These funds are designed to closely track the performance of stock market indexes constructed by industry-leading index providers, and are available at some of the lowest expense ratios in the industry.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Equity Index Funds

The Investment Environment
Over the six-month reporting period ended April 30, 2016, market volatility remained heightened in most equity markets. Diverging central bank policies, highly volatile oil and commodity prices, and lackluster global growth all contributed to market fluctuations, and added to investor uncertainty. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 0.43%, while the Russell 2000® Index, a U.S. small-cap company benchmark, returned -1.90%. Internationally, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -3.07%, and the MSCI Emerging Markets Index (Net) returned -0.13% for the six-month reporting period.
Contributing to increased market volatility over the reporting period was the uncertainty around U.S. short-term interest rate policy. Despite continued low inflation, the Federal Reserve (the Fed) raised the federal funds rate for the first time in almost ten years at its December 2015 meeting. The Fed cited strengthening economic indicators and expanding economic activity as support for this increase, and also stated that any subsequent increases would be measured and gradual. Initially, Fed officials estimated a total of four interest rate increases in 2016. As the reporting period continued, however, the likelihood of future short-term rate increases declined. U.S. stocks had one of the worst starts to a year, and concerns remained surrounding soft global economic growth. After the Fed left short-term interest rates unchanged in both March and April, projections from Fed officials were revised to two short-term interest rate increases in 2016. At the same time, however, federal funds futures were pricing in only one rate increase in 2016.
While the Fed began to slowly normalize monetary policy in the U.S., many other countries’ central banks maintained or increased accommodative policies to stimulate economic growth. The European Central Bank expanded its asset purchase program over the reporting period, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and in Japan, the weakening of the U.S. dollar against the euro and the Japanese yen in early 2016 added to the headwinds these regions faced. The People’s Bank of China (the PBOC) also implemented additional easing measures, including lowering the reserve requirement for banks which increased the funds available for banks to make loans. These policy moves highlighted the ongoing divergence between the Fed and central banks outside the U.S., and contributed to increased volatility in currencies, stocks, and fixed-income markets.
Economic turmoil in China remained a factor in market volatility. China’s economy continued to decelerate amidst slowing global demand, and uncertainty increased around the ability of the government and the PBOC to effectively manage the country’s financial situation. In January, the PBOC devalued the yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. However, additional monetary easing measures appeared to be helping in some areas, as industrial output and retail sales in China both rose faster than expected in the month of March.
Schwab Equity Index Funds5

The Investment Environment continued
During the reporting period, sharp fluctuations in oil and commodity prices continued to add to market volatility and created extra pressure in credit markets. Overall demand for oil failed to keep pace with supply, resulting in excess reserves across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Falling oil prices created stress in the high-yield corporate credit market and negatively affected many financial institutions as credit spreads widened and losses from loans to energy firms weighed on returns. The Fed’s dovish monetary policy and an agreement by several key OPEC members to limit supply helped oil to rally in February, and also supported a rebound in many global stocks. Despite additional price fluctuations toward the end of the reporting period, oil finished its best month of the year in April.
With diverging central bank policies, sharp oil price fluctuations, and continued weak global economic growth, the six-month reporting period saw heightened levels of volatility in both U.S. and international stock markets. Fed policy and a weaker U.S. dollar counteracted some accommodative policy measures in Europe and Japan, where recession fears lingered. The state of China’s economy remained a large factor in investor sentiment across the globe, though some signs of improvement emerged toward the end of the reporting period. Overall, U.S. and international equities were affected by many of the same factors, and were not immune to the impacts of an uncertain global economic environment.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
6Schwab Equity Index Funds

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, and Schwab Small-Cap Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
Schwab Equity Index Funds7

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	0.37%	1.10%	10.92%	6.87%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Large Blend	-1.04%	-1.97%	9.15%	5.94%
Fund Expense Ratio4: 0.09%

Statistics
Number of Holdings	507
Weighted Average Market Cap (millions)	$133,561
Price/Earnings Ratio (P/E)	23.9
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	1%
Sector Weightings % of Investments
Information Technology	19.6%
Financials	16.0%
Health Care	14.6%
Consumer Discretionary	12.9%
Consumer Staples	10.2%
Industrials	10.1%
Energy	7.3%
Utilities	3.3%
Materials	2.9%
Telecommunication Services	2.7%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Apple, Inc.	2.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	1.7%
General Electric Co.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Facebook, Inc., Class A	1.5%
Amazon.com, Inc.	1.4%
AT&T, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
Total	17.4%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor's®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor's Financial Services LLC (S&P), and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
8Schwab Equity Index Funds

Schwab 1000 Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	-0.15%	-0.04%	10.38%	6.72%
Schwab 1000 Index®	0.03%	0.29%	10.66%	7.03%
S&P 500® Index	0.43%	1.21%	11.02%	6.91%
Fund Category: Morningstar Large Blend	-1.04%	-1.97%	9.15%	5.94%
Fund Expense Ratios4: Net 0.29%; Gross 0.33%

Statistics
Number of Holdings	988 [5]
Weighted Average Market Cap (millions)	$119,498
Price/Earnings Ratio (P/E)	24.3
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	3%
Sector Weightings % of Investments
Information Technology	19.2%
Financials	17.0%
Health Care	14.2%
Consumer Discretionary	13.3%
Industrials	10.4%
Consumer Staples	9.4%
Energy	6.7%
Utilities	3.5%
Materials	3.1%
Telecommunication Services	2.5%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[6]
Apple, Inc.	2.5%
Microsoft Corp.	2.0%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
Facebook, Inc., Class A	1.3%
Amazon.com, Inc.	1.2%
AT&T, Inc.	1.2%
JPMorgan Chase & Co.	1.1%
Total	15.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	As a result of the Schwab 1000 Index's once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[6]	This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds9

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-1.86%	-5.87%	7.30%	6.36%
Russell 2000® Index	-1.90%	-5.94%	6.98%	5.42%
Small-Cap Spliced Index	-1.90%	-5.94%	7.24%	6.42%
Fund Category: Morningstar Small Blend	-1.06%	-5.31%	6.51%	5.22%
Fund Expense Ratios4: Net 0.17%; Gross 0.20%

Statistics
Number of Holdings	1,961
Weighted Average Market Cap (millions)	$1,897
Price/Earnings Ratio (P/E)	118.7
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	5%
Sector Weightings % of Investments
Financials	25.2%
Information Technology	16.6%
Health Care	13.5%
Consumer Discretionary	13.0%
Industrials	12.4%
Materials	4.0%
Utilities	3.8%
Consumer Staples	3.4%
Energy	2.8%
Telecommunication Services	0.9%
Other	4.4%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
STERIS plc	0.4%
CubeSmart	0.3%
West Pharmaceutical Services, Inc.	0.3%
TreeHouse Foods, Inc.	0.3%
Tyler Technologies, Inc.	0.3%
Piedmont Natural Gas Co., Inc.	0.3%
Vail Resorts, Inc.	0.3%
MarketAxess Holdings, Inc.	0.3%
Manhattan Associates, Inc.	0.3%
Casey's General Stores, Inc.	0.3%
Total	3.1%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
10Schwab Equity Index Funds

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	0.02%	-0.27%	10.46%	7.00%
Dow Jones U.S. Total Stock Market IndexSM	0.03%	-0.28%	10.45%	6.95%
Fund Category: Morningstar Large Blend	-1.04%	-1.97%	9.15%	5.94%
Fund Expense Ratios4: Net 0.09%; Gross 0.11%

Statistics
Number of Holdings	2,460
Weighted Average Market Cap (millions)	$110,610
Price/Earnings Ratio (P/E)	27.1
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	0%
Sector Weightings % of Investments
Information Technology	18.8%
Financials	17.5%
Health Care	13.8%
Consumer Discretionary	13.3%
Industrials	10.7%
Consumer Staples	8.8%
Energy	6.6%
Utilities	3.3%
Materials	3.3%
Telecommunication Services	2.4%
Other	1.5%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Apple, Inc.	2.4%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.6%
Johnson & Johnson	1.4%
General Electric Co.	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Facebook, Inc., Class A	1.2%
Amazon.com, Inc.	1.1%
AT&T, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Total	14.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds11

Schwab International Index Fund
Performance and Fund Facts as of 04/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-3.36%	-9.85%	1.38%	1.67%
MSCI EAFE® Index (Net)[4]	-3.07%	-9.32%	1.69%	1.61%
International Spliced Index	-3.07%	-9.32%	1.73%	1.90%
Fund Category: Morningstar Foreign Large Blend	-3.11%	-9.96%	0.83%	1.27%
Fund Expense Ratios5: Net 0.19%; Gross 0.23%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
12Schwab Equity Index Funds

Schwab International Index Fund
Performance and Fund Facts as of 04/30/16 continued
Statistics
Number of Holdings	935
Weighted Average Market Cap (millions)	$54,474
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	1%
Sector Weightings % of Investments
Financials	23.5%
Industrials	13.0%
Consumer Discretionary	12.4%
Consumer Staples	12.2%
Health Care	11.4%
Materials	7.0%
Information Technology	5.0%
Telecommunication Services	5.0%
Energy	4.9%
Utilities	3.8%
Other	1.8%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Nestle S.A. – Reg'd	1.9%
Roche Holding AG	1.5%
Novartis AG – Reg'd	1.4%
Toyota Motor Corp.	1.1%
HSBC Holdings plc	1.1%
British American Tobacco plc	0.9%
Total S.A.	0.9%
Novo Nordisk A/S, Class B	0.9%
Royal Dutch Shell plc, B Shares	0.9%
GlaxoSmithKline plc	0.9%
Total	11.5%
Country Weightings % of Investments
Japan	21.9%
United Kingdom	19.2%
France	9.8%
Switzerland	9.0%
Germany	8.9%
Australia	7.0%
Hong Kong	3.2%
Spain	3.2%
Netherlands	3.0%
Sweden	2.9%
Other Countries	11.9%
Total	100.0%
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds13

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2015 and held through April 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 11/1/15	Ending Account Value (Net of Expenses) at 4/30/16	Expenses Paid During Period[2] 11/1/15–4/30/16
Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$ 1,003.70	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.45	$ 0.45
Schwab 1000 Index Fund
Actual Return	0.29%	$1,000.00	$ 998.50	$ 1.44
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.46	$1.46
Schwab Small-Cap Index Fund
Actual Return	0.17%	$1,000.00	$ 981.40	$ 0.84
Hypothetical 5% Return	0.17%	$1,000.00	$ 1,024.05	$0.86
Schwab Total Stock Market Index Fund
Actual Return	0.09%	$1,000.00	$ 1,000.20	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.45	$ 0.45
Schwab International Index Fund
Actual Return	0.19%	$1,000.00	$ 966.40	$ 0.93
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.96	$0.96
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
14Schwab Equity Index Funds

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$33.00	$31.99	$27.78	$22.35	$19.82	$18.70
Income (loss) from investment operations:
Net investment income (loss)	0.35 [1]	0.67 [1]	0.56	0.52	0.44	0.39
Net realized and unrealized gains (losses)	(0.26)	0.92	4.13	5.40	2.49	1.09
Total from investment operations	0.09	1.59	4.69	5.92	2.93	1.48
Less distributions:
Distributions from net investment income	(0.68)	(0.58)	(0.48)	(0.49)	(0.40)	(0.36)
Distributions from net realized gains	(0.32)	—	—	—	—	—
Total distributions	(1.00)	(0.58)	(0.48)	(0.49)	(0.40)	(0.36)
Net asset value at end of period	$32.09	$33.00	$31.99	$27.78	$22.35	$19.82
Total return	0.37% [2]	5.10%	17.16%	27.06%	15.09%	7.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.09% [3]	0.09%	0.09%	0.09%	0.10%	0.10%
Net investment income (loss)	2.23% [3]	2.07%	1.89%	2.10%	2.09%	1.96%
Portfolio turnover rate	1% [2]	2%	2%	1%	2%	3%
Net assets, end of period (x 1,000,000)	$21,851	$21,587	$20,473	$17,121	$12,687	$10,909

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
See financial notes    15

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	12,817,510,420	21,727,499,807
0.1%	Other Investment Company	19,862,813	19,862,813
0.3%	Short-Term Investment	67,873,253	67,873,253
99.8%	Total Investments	12,905,246,486	21,815,235,873
0.2%	Other Assets and Liabilities, Net		35,560,587
100.0%	Net Assets		21,850,796,460

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 0.9%
Other Securities		0.9	203,941,972
Banks 5.6%
Bank of America Corp.	12,425,011	0.8	180,908,160
Citigroup, Inc.	3,554,447	0.8	164,499,807
JPMorgan Chase & Co.	4,426,531	1.3	279,756,759
Wells Fargo & Co.	5,568,709	1.3	278,324,076
Other Securities		1.4	308,779,258
		5.6	1,212,268,060
Capital Goods 7.3%
3M Co.	726,219	0.6	121,554,536
General Electric Co.	11,248,857	1.6	345,902,353
Honeywell International, Inc.	927,029	0.5	105,931,604
The Boeing Co.	753,454	0.5	101,565,599
United Technologies Corp.	937,858	0.4	97,884,239
Other Securities		3.7	819,325,877
		7.3	1,592,164,208
Commercial & Professional Supplies 0.7%
Other Securities		0.7	159,686,796
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 1.5%
Other Securities		1.5	323,521,436
Consumer Services 1.8%
McDonald's Corp.	1,085,238	0.6	137,271,755
Starbucks Corp.	1,774,624	0.5	99,787,107
Other Securities		0.7	162,328,588
		1.8	399,387,450
Diversified Financials 4.9%
Berkshire Hathaway, Inc., Class B *	2,257,130	1.5	328,367,272
The Charles Schwab Corp. (a)	1,443,381	0.2	41,006,454
Other Securities		3.2	696,161,557
		4.9	1,065,535,283
Energy 7.3%
Chevron Corp.	2,272,934	1.1	232,248,396
Exxon Mobil Corp.	5,005,641	2.0	442,498,664
Schlumberger Ltd.	1,675,628	0.6	134,619,954
Other Securities		3.6	776,574,509
		7.3	1,585,941,523
Food & Staples Retailing 2.3%
CVS Health Corp.	1,320,351	0.6	132,695,275
Wal-Mart Stores, Inc.	1,886,902	0.6	126,177,137
Other Securities		1.1	243,157,342
		2.3	502,029,754
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	2,352,091	0.7	147,499,627
PepsiCo, Inc.	1,738,263	0.8	178,971,558
Philip Morris International, Inc.	1,862,946	0.8	182,792,261
The Coca-Cola Co.	4,689,756	1.0	210,101,069
Other Securities		2.5	548,795,560
		5.8	1,268,160,075
Health Care Equipment & Services 5.2%
Medtronic plc	1,690,376	0.6	133,793,260
UnitedHealth Group, Inc.	1,145,810	0.7	150,880,261
Other Securities		3.9	842,311,157
		5.2	1,126,984,678
Household & Personal Products 2.0%
The Procter & Gamble Co.	3,193,390	1.2	255,854,407
Other Securities		0.8	189,464,585
		2.0	445,318,992
Insurance 2.6%
Other Securities		2.6	571,424,984
Materials 2.9%
Other Securities		2.9	642,028,992

16    See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	2,935,764	0.8	178,377,021
The Walt Disney Co.	1,802,583	0.9	186,134,721
Other Securities		1.5	323,134,842
		3.2	687,646,584
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	1,935,886	0.5	118,089,046
Allergan plc *	475,068	0.5	102,880,726
Amgen, Inc.	907,759	0.7	143,698,250
Bristol-Myers Squibb Co.	2,007,664	0.7	144,913,188
Celgene Corp. *	942,726	0.4	97,487,296
Gilead Sciences, Inc.	1,642,750	0.7	144,906,977
Johnson & Johnson	3,321,025	1.7	372,220,482
Merck & Co., Inc.	3,333,114	0.8	182,787,972
Pfizer, Inc.	7,275,033	1.1	237,966,329
Other Securities		2.3	502,942,031
		9.4	2,047,892,297
Real Estate 2.9%
Other Securities		2.9	640,841,801
Retailing 5.5%
Amazon.com, Inc. *	464,980	1.4	306,696,158
The Home Depot, Inc.	1,527,150	0.9	204,470,113
Other Securities		3.2	696,939,519
		5.5	1,208,105,790
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	5,695,905	0.8	172,472,003
Other Securities		1.8	402,864,082
		2.6	575,336,085
Software & Services 12.0%
Alphabet, Inc., Class A *	353,212	1.2	250,031,711
Alphabet, Inc., Class C *	358,675	1.1	248,565,362
Facebook, Inc., Class A *	2,763,700	1.5	324,955,846
International Business Machines Corp.	1,065,090	0.7	155,439,235
MasterCard, Inc., Class A	1,180,990	0.5	114,544,220
Microsoft Corp.	9,522,231	2.2	474,873,660
Oracle Corp.	3,803,386	0.7	151,602,966
Visa, Inc., Class A	2,306,800	0.8	178,177,232
Other Securities		3.3	720,124,904
		12.0	2,618,315,136
Technology Hardware & Equipment 4.9%
Apple, Inc.	6,678,015	2.9	625,997,126
Cisco Systems, Inc.	6,065,728	0.7	166,746,863
Other Securities		1.3	287,538,467
		4.9	1,080,282,456
Telecommunication Services 2.7%
AT&T, Inc.	7,407,702	1.3	287,566,992
Verizon Communications, Inc.	4,909,278	1.2	250,078,621
Other Securities		0.2	46,097,595
		2.7	583,743,208
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	458,876,546
Utilities 3.3%
Other Securities		3.3	728,065,701
Total Common Stock
(Cost $12,817,510,420)			21,727,499,807

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Other Securities		0.1	19,862,813
Total Other Investment Company
(Cost $19,862,813)			19,862,813
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets
Time Deposit 0.3%
Other Securities		0.3	67,873,253
Total Short-Term Investment
(Cost $67,873,253)			67,873,253

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $12,945,669,634 and the unrealized appreciation and depreciation were $9,560,260,855 and ($690,694,616), respectively, with a net unrealized appreciation of $8,869,566,239.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,632,857.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	1,050	108,102,750	1,903,877

See financial notes    17

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$21,727,499,807	$—	$—	$21,727,499,807
Other Investment Company[1]	19,862,813	—	—	19,862,813
Short-Term Investment[1]	—	67,873,253	—	67,873,253
Total	$21,747,362,620	$67,873,253	$—	$21,815,235,873
Other Financial Instruments
Futures Contracts[2]	$1,903,877	$—	$—	$1,903,877
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
18    See financial notes

Schwab S&P 500 Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $21,419,246)		$41,006,454
Investments in unaffiliated issuers, at value (cost $12,863,964,427) including securities on loan of $19,632,857		21,754,366,606
Collateral invested for securities on loan, at value (cost $19,862,813)	+	19,862,813
Total investments, at value (cost $12,905,246,486)		21,815,235,873
Deposit with broker for futures contracts		15,912,500
Receivables:
Fund shares sold		33,198,099
Dividends		22,756,778
Income from securities on loan		26,151
Interest		566
Prepaid expenses	+	120,885
Total assets		21,887,250,852
Liabilities
Collateral held for securities on loan		19,862,813
Payables:
Investment adviser and administrator fees		217,051
Shareholder service fees		78,349
Fund shares redeemed		15,143,157
Variation margin on futures contracts		698,250
Accrued expenses	+	454,772
Total liabilities		36,454,392
Net Assets
Total assets		21,887,250,852
Total liabilities	–	36,454,392
Net assets		$21,850,796,460
Net Assets by Source
Capital received from investors		12,740,355,880
Net investment income not yet distributed		144,691,981
Net realized capital gains		53,855,335
Net unrealized capital appreciation		8,911,893,264

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,850,796,460		680,831,048		$32.09

See financial notes    19

Schwab S&P 500 Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$170,752
Dividends received from unaffiliated issuers		242,273,589
Interest		81,713
Securities on loan	+	460,785
Total investment income		242,986,839
Expenses
Investment adviser and administrator fees		6,294,330
Shareholder service fees		1,982,660
Shareholder reports		253,997
Transfer agent fees		220,772
Portfolio accounting fees		204,666
Custodian fees		181,278
Proxy fees		180,211
Registration fees		82,700
Independent trustees' fees		62,476
Professional fees		57,180
Index fees		38,151
Other expenses	+	155,373
Total expenses		9,713,794
Expense reduction by CSIM and its affiliates	–	220,772
Net expenses	–	9,493,022
Net investment income		233,493,817
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		91,532,526
Net realized gains on futures contracts	+	604,735
Net realized gains		92,137,261
Net change in unrealized appreciation (depreciation) on affiliated issuer		(2,818,948)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(227,540,374)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,561,223)
Net change in unrealized appreciation (depreciation)	+	(233,920,545)
Net realized and unrealized losses		(141,783,284)
Increase in net assets resulting from operations		$91,710,533
20    See financial notes

Schwab S&P 500 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$233,493,817	$440,842,159
Net realized gains		92,137,261	408,470,702
Net change in unrealized appreciation (depreciation)	+	(233,920,545)	203,793,813
Increase in net assets from operations		91,710,533	1,053,106,674
Distributions to Shareholders
Distributions from net investment income		(445,863,757)	(369,772,138)
Distributions from net realized gains	+	(213,585,458)	—
Total distributions		($659,449,215)	($369,772,138)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		78,418,762	$2,449,363,896	141,493,107	$4,563,459,195
Shares reinvested		18,184,196	567,165,064	10,513,082	323,697,799
Shares redeemed	+	(69,959,596)	(2,184,498,957)	(137,893,672)	(4,457,275,751)
Net transactions in fund shares		26,643,362	$832,030,003	14,112,517	$429,881,243
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		654,187,686	$21,586,505,139	640,075,169	$20,473,289,360
Total increase	+	26,643,362	264,291,321	14,112,517	1,113,215,779
End of period		680,831,048	$21,850,796,460	654,187,686	$21,586,505,139
Net investment income not yet distributed			$144,691,981		$357,061,921
See financial notes    21

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$53.67	$53.63	$48.31	$40.23	$37.44	$35.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.49	0.94	0.83	0.81	0.71	0.62
Net realized and unrealized gains (losses)	(0.65)	1.40	6.74	9.74	4.32	2.07
Total from investment operations	(0.16)	2.34	7.57	10.55	5.03	2.69
Less distributions:
Distributions from net investment income	(0.96)	(0.86)	(0.75)	(0.81)	(0.72)	(0.57)
Distributions from net realized gains	(2.18)	(1.44)	(1.50)	(1.66)	(1.52)	(0.47)
Total distributions	(3.14)	(2.30)	(2.25)	(2.47)	(2.24)	(1.04)
Net asset value at end of period	$50.37	$53.67	$53.63	$48.31	$40.23	$37.44
Total return	(0.15%) [2]	4.66%	16.36%	27.85%	14.38%	7.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [3]	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.33% [3]	0.33%	0.33%	0.34%	0.34%	0.34%
Net investment income (loss)	1.98% [3]	1.77%	1.64%	1.87%	1.85%	1.64%
Portfolio turnover rate	3% [2]	4%	4%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$6,380	$6,550	$6,586	$5,887	$4,848	$4,552

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
22    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	2,037,125,229	6,349,465,187
0.8%	Other Investment Companies	47,844,881	47,844,881
100.3%	Total Investments	2,084,970,110	6,397,310,068
(0.3%)	Other Assets and Liabilities, Net		(17,758,707)
100.0%	Net Assets		6,379,551,361

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	69,933,398
Banks 5.5%
Bank of America Corp.	3,223,841	0.8	46,939,125
Citigroup, Inc.	922,256	0.7	42,682,008
JPMorgan Chase & Co.	1,145,078	1.1	72,368,930
Wells Fargo & Co.	1,444,496	1.1	72,195,910
Other Securities		1.8	113,604,951
		5.5	347,790,924
Capital Goods 7.5%
3M Co.	191,454	0.5	32,045,571
General Electric Co.	2,919,902	1.4	89,786,986
Honeywell International, Inc.	239,099	0.4	27,321,843
The Boeing Co.	193,989	0.4	26,149,717
United Technologies Corp.	244,203	0.4	25,487,467
Other Securities		4.4	276,832,993
		7.5	477,624,577
Commercial & Professional Supplies 0.9%
Other Securities		0.9	54,633,819
Consumer Durables & Apparel 1.6%
Other Securities		1.6	100,255,276
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.2%
McDonald's Corp.	284,336	0.6	35,965,661
Starbucks Corp.	463,354	0.4	26,054,395
Other Securities		1.2	75,966,723
		2.2	137,986,779
Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	584,412	1.3	85,020,258
The Charles Schwab Corp. (a)	375,265	0.2	10,661,279
Other Securities		3.2	206,345,565
		4.7	302,027,102
Energy 6.7%
Chevron Corp.	588,537	0.9	60,136,711
Exxon Mobil Corp.	1,301,963	1.8	115,093,529
Schlumberger Ltd.	431,405	0.6	34,659,078
Other Securities		3.4	215,997,523
		6.7	425,886,841
Food & Staples Retailing 2.1%
CVS Health Corp.	342,511	0.5	34,422,356
Wal-Mart Stores, Inc.	491,627	0.5	32,875,097
Other Securities		1.1	68,237,526
		2.1	135,534,979
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	0.6	38,360,021
PepsiCo, Inc.	452,385	0.7	46,577,560
Philip Morris International, Inc.	484,865	0.7	47,574,954
The Coca-Cola Co.	1,216,648	0.9	54,505,830
Other Securities		2.5	159,920,423
		5.4	346,938,788
Health Care Equipment & Services 5.2%
Medtronic plc	438,922	0.6	34,740,676
UnitedHealth Group, Inc.	297,792	0.6	39,213,251
Other Securities		4.0	256,550,304
		5.2	330,504,231
Household & Personal Products 1.9%
The Procter & Gamble Co.	841,119	1.1	67,390,454
Other Securities		0.8	52,871,054
		1.9	120,261,508
Insurance 3.0%
Other Securities		3.0	190,482,554
Materials 3.1%
Other Securities		3.1	198,936,537
Media 3.3%
Comcast Corp., Class A	760,023	0.7	46,178,998
The Walt Disney Co.	470,260	0.8	48,559,048
Other Securities		1.8	115,565,655
		3.3	210,303,701

See financial notes    23

Schwab 1000 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	505,126	0.5	30,812,686
Allergan plc *	123,377	0.4	26,718,523
Amgen, Inc.	235,202	0.6	37,232,477
Bristol-Myers Squibb Co.	521,839	0.6	37,666,339
Celgene Corp. *	245,440	0.4	25,380,950
Gilead Sciences, Inc.	426,544	0.6	37,625,446
Johnson & Johnson	861,087	1.5	96,510,631
Merck & Co., Inc.	863,818	0.7	47,371,779
Pfizer, Inc.	1,909,351	1.0	62,454,871
Other Securities		2.7	173,976,361
		9.0	575,750,063
Real Estate 3.9%
Other Securities		3.9	247,794,565
Retailing 5.2%
Amazon.com, Inc. *	120,441	1.2	79,441,679
The Home Depot, Inc.	396,635	0.8	53,105,460
Other Securities		3.2	201,775,608
		5.2	334,322,747
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	1,472,780	0.7	44,595,778
Other Securities		1.8	117,079,599
		2.5	161,675,377
Software & Services 11.8%
Alphabet, Inc., Class A *	91,788	1.0	64,974,889
Alphabet, Inc., Class C *	93,332	1.0	64,680,009
Facebook, Inc., Class A *	716,300	1.3	84,222,554
International Business Machines Corp.	275,740	0.6	40,241,496
MasterCard, Inc., Class A	305,410	0.5	29,621,716
Microsoft Corp.	2,470,038	2.0	123,180,795
Oracle Corp.	988,410	0.6	39,398,023
Visa, Inc., Class A	601,900	0.7	46,490,756
Other Securities		4.1	263,267,327
		11.8	756,077,565
Technology Hardware & Equipment 4.8%
Apple, Inc.	1,730,874	2.5	162,252,129
Cisco Systems, Inc.	1,571,015	0.7	43,187,202
Other Securities		1.6	103,785,402
		4.8	309,224,733
Telecommunication Services 2.5%
AT&T, Inc.	1,921,041	1.2	74,574,812
Verizon Communications, Inc.	1,272,057	1.0	64,798,584
Other Securities		0.3	20,351,282
		2.5	159,724,678
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	133,442,822
Utilities 3.5%
Other Securities		3.5	222,351,623
Total Common Stock
(Cost $2,037,125,229)			6,349,465,187

Other Investment Companies 0.8% of net assets
Money Market Fund 0.4%
Other Securities		0.4	23,740,682
Securities Lending Collateral 0.4%
Other Securities		0.4	24,104,199
Total Other Investment Companies
(Cost $47,844,881)			47,844,881

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,062,881,288 and the unrealized appreciation and depreciation were $4,388,381,454 and ($53,952,674), respectively, with a net unrealized appreciation of $4,334,428,780.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,395,197.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	280	28,827,400	1,115,377

24    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,349,465,187	$—	$—	$6,349,465,187
Other Investment Companies[1]	47,844,881	—	—	47,844,881
Total	$6,397,310,068	$—	$—	$6,397,310,068
Other Financial Instruments
Futures Contracts[2]	$1,115,377	$—	$—	$1,115,377
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
See financial notes    25

Schwab 1000 Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$10,661,279
Investments in unaffiliated issuers, at value (cost $2,058,656,559) including securities on loan of $23,395,197		6,362,544,590
Collateral invested for securities on loan, at value (cost $24,104,199)	+	24,104,199
Total investments, at value (cost $2,084,970,110)		6,397,310,068
Deposit with broker for futures contracts		1,440,000
Receivables:
Dividends		6,207,744
Fund shares sold		2,247,869
Income from securities on loan		55,283
Prepaid expenses	+	40,345
Total assets		6,407,301,309
Liabilities
Collateral held for securities on loan		24,104,199
Payables:
Investment adviser and administrator fees		191,686
Shareholder service fees		106,735
Fund shares redeemed		2,930,594
Variation margin on futures contracts		214,077
Accrued expenses	+	202,657
Total liabilities		27,749,948
Net Assets
Total assets		6,407,301,309
Total liabilities	–	27,749,948
Net assets		$6,379,551,361
Net Assets by Source
Capital received from investors		1,941,802,814
Net investment income not yet distributed		37,827,920
Net realized capital gains		86,465,292
Net unrealized capital appreciation		4,313,455,335

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,379,551,361		126,641,543		$50.37

26    See financial notes

Schwab 1000 Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$45,032
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $2,853)		70,362,264
Securities on loan	+	412,984
Total investment income		70,820,280
Expenses
Investment adviser and administrator fees		6,922,472
Shareholder service fees		3,000,611
Shareholder reports		108,023
Portfolio accounting fees		79,332
Proxy fees		70,781
Custodian fees		52,620
Transfer agent fees		41,848
Professional fees		35,088
Independent trustees' fees		32,133
Registration fees		18,839
Interest expense		620
Other expenses	+	41,854
Total expenses		10,404,221
Expense reduction by CSIM and its affiliates	–	1,304,690
Net expenses	–	9,099,531
Net investment income		61,720,749
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		59,719,364
Net realized gains on futures contracts	+	3,696,218
Net realized gains		63,415,582
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(791,809)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(135,555,974)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(320,825)
Net change in unrealized appreciation (depreciation)	+	(136,668,608)
Net realized and unrealized losses		(73,253,026)
Decrease in net assets resulting from operations		($11,532,277)
See financial notes    27

Schwab 1000 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$61,720,749	$117,273,762
Net realized gains		63,415,582	263,878,115
Net change in unrealized appreciation (depreciation)	+	(136,668,608)	(78,689,547)
Increase (decrease) in net assets from operations		(11,532,277)	302,462,330
Distributions to Shareholders
Distributions from net investment income		(116,634,011)	(105,608,703)
Distributions from net realized gains	+	(264,435,992)	(176,669,683)
Total distributions		($381,070,003)	($282,278,386)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,575,839	$224,272,344	8,572,420	$453,508,106
Shares reinvested		6,609,034	324,569,655	4,867,270	244,385,619
Shares redeemed	+	(6,586,737)	(326,611,614)	(14,211,205)	(754,521,955)
Net transactions in fund shares		4,598,136	$222,230,385	(771,515)	($56,628,230)
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,043,407	$6,549,923,256	122,814,922	$6,586,367,542
Total increase or decrease	+	4,598,136	(170,371,895)	(771,515)	(36,444,286)
End of period		126,641,543	$6,379,551,361	122,043,407	$6,549,923,256
Net investment income not yet distributed			$37,827,920		$92,741,182
28    See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$26.29	$28.13	$27.62	$21.26	$20.55	$19.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.38	0.35	0.42	0.33	0.25
Net realized and unrealized gains (losses)	(0.72)	(0.34)	1.76	6.94	1.89	1.37
Total from investment operations	(0.50)	0.04	2.11	7.36	2.22	1.62
Less distributions:
Distributions from net investment income	(0.36)	(0.34)	(0.31)	(0.50)	(0.35)	(0.20)
Distributions from net realized gains	(1.31)	(1.54)	(1.29)	(0.50)	(1.16)	(0.05)
Total distributions	(1.67)	(1.88)	(1.60)	(1.00)	(1.51)	(0.25)
Net asset value at end of period	$24.12	$26.29	$28.13	$27.62	$21.26	$20.55
Total return	(1.86%) [2]	0.36%	8.08%	36.23%	11.87%	8.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17% [3]	0.17%	0.17%	0.17%	0.17%	0.19%
Gross operating expenses	0.21% [3]	0.20%	0.21%	0.20%	0.21%	0.19%
Net investment income (loss)	1.83% [3]	1.37%	1.27%	1.76%	1.63%	1.18%
Portfolio turnover rate	5% [2]	17%	12%	11%	41% [4]	26%
Net assets, end of period (x 1,000,000)	$2,516	$2,607	$2,567	$2,351	$1,675	$1,502

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.
See financial notes    29

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,981,827,802	2,510,738,263
0.0%	Rights	462,876	411,139
0.0%	Warrants	1,724	1,815
4.4%	Other Investment Company	109,377,623	109,377,623
0.2%	Short-Term Investment	5,599,652	5,599,652
104.4%	Total Investments	2,097,269,677	2,626,128,492
(4.4%)	Other Assets and Liabilities, Net		(110,097,791)
100.0%	Net Assets		2,516,030,701

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	28,339,719
Banks 11.5%
FirstMerit Corp.	258,432	0.2	5,726,853
Investors Bancorp, Inc.	500,352	0.3	5,779,066
Prosperity Bancshares, Inc.	105,795	0.2	5,582,802
Umpqua Holdings Corp.	337,388	0.2	5,340,852
Webster Financial Corp.	138,927	0.2	5,090,285
Other Securities		10.4	261,257,800
		11.5	288,777,658
Capital Goods 7.8%
Curtiss-Wright Corp.	69,840	0.2	5,348,347
Teledyne Technologies, Inc. *	54,026	0.2	5,021,717
Woodward, Inc.	95,358	0.2	5,169,357
Other Securities		7.2	181,465,141
		7.8	197,004,562
Commercial & Professional Supplies 3.6%
Other Securities		3.6	90,291,573
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 2.5%
Other Securities		2.5	63,015,361
Consumer Services 4.4%
Vail Resorts, Inc.	55,571	0.3	7,204,224
Other Securities		4.1	102,441,649
		4.4	109,645,873
Diversified Financials 2.1%
MarketAxess Holdings, Inc.	57,122	0.3	7,012,297
Other Securities		1.8	46,503,065
		2.1	53,515,362
Energy 2.9%
Other Securities		2.9	73,889,406
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	60,006	0.3	6,720,672
Other Securities		0.5	13,898,704
		0.8	20,619,376
Food, Beverage & Tobacco 2.3%
Post Holdings, Inc. *	91,699	0.3	6,587,656
TreeHouse Foods, Inc. *	84,952	0.3	7,509,757
Other Securities		1.7	43,928,429
		2.3	58,025,842
Health Care Equipment & Services 7.1%
ABIOMED, Inc. *	63,900	0.2	6,207,246
Amsurg Corp. *	82,753	0.3	6,701,338
HealthSouth Corp.	140,200	0.2	5,812,692
STERIS plc	127,127	0.4	8,984,065
WellCare Health Plans, Inc. *	66,506	0.2	5,984,875
West Pharmaceutical Services, Inc.	109,832	0.3	7,820,038
Other Securities		5.5	137,672,081
		7.1	179,182,335
Household & Personal Products 0.4%
Other Securities		0.4	10,299,230
Insurance 2.4%
CNO Financial Group, Inc.	289,168	0.2	5,312,016
First American Financial Corp.	160,800	0.3	5,792,016
Other Securities		1.9	48,302,314
		2.4	59,406,346
Materials 4.2%
Berry Plastics Group, Inc. *	180,657	0.3	6,507,265
Olin Corp.	254,848	0.2	5,553,138
Other Securities		3.7	93,806,747
		4.2	105,867,150
Media 1.6%
Other Securities		1.6	40,157,026

30    See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Neurocrine Biosciences, Inc. *	132,003	0.3	6,016,697
PAREXEL International Corp. *	84,980	0.2	5,192,278
Other Securities		6.5	163,653,477
		7.0	174,862,452
Real Estate 10.3%
CubeSmart	268,043	0.3	7,936,753
DCT Industrial Trust, Inc.	136,926	0.2	5,527,703
EPR Properties	87,200	0.2	5,744,736
Gramercy Property Trust	640,968	0.2	5,428,999
Highwoods Properties, Inc.	142,207	0.3	6,645,333
Sovran Self Storage, Inc.	58,617	0.3	6,226,298
Sun Communities, Inc.	85,536	0.2	5,805,328
Other Securities		8.6	216,526,321
		10.3	259,841,471
Retailing 3.9%
Burlington Stores, Inc. *	107,191	0.2	6,106,671
Pool Corp.	66,228	0.2	5,788,989
Other Securities		3.5	87,150,392
		3.9	99,046,052
Semiconductors & Semiconductor Equipment 3.1%
Microsemi Corp. *	168,044	0.2	5,678,207
Other Securities		2.9	72,885,426
		3.1	78,563,633
Software & Services 9.3%
EPAM Systems, Inc. *	73,883	0.2	5,388,287
Euronet Worldwide, Inc. *	77,882	0.3	6,004,702
Fair Isaac Corp.	47,541	0.2	5,073,100
Guidewire Software, Inc. *	105,027	0.2	5,983,388
Manhattan Associates, Inc. *	112,188	0.3	6,791,862
MAXIMUS, Inc.	101,917	0.2	5,391,409
Tyler Technologies, Inc. *	50,452	0.3	7,386,677
Other Securities		7.6	190,958,074
		9.3	232,977,499
Technology Hardware & Equipment 5.0%
FEI Co.	61,814	0.2	5,502,682
ViaSat, Inc. *	66,019	0.2	5,063,657
Other Securities		4.6	114,731,507
		5.0	125,297,846
Telecommunication Services 0.9%
Other Securities		0.9	22,452,041
Transportation 1.6%
Other Securities		1.6	38,799,719
Utilities 4.0%
IDACORP, Inc.	74,243	0.2	5,399,694
Piedmont Natural Gas Co., Inc.	122,206	0.3	7,307,919
Portland General Electric Co.	136,908	0.2	5,437,986
Security	Number of Shares	% of Net Assets	Value ($)
WGL Holdings, Inc.	76,233	0.2	5,175,458
Other Securities		3.1	77,539,674
		4.0	100,860,731
Total Common Stock
(Cost $1,981,827,802)			2,510,738,263

Rights 0.0% of net assets
Banks 0.0%
Other Securities		0.0	1,625
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	249,431
Telecommunication Services 0.0%
Other Securities		0.0	160,083
Total Rights
(Cost $462,876)			411,139

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	1,815
Total Warrants
(Cost $1,724)			1,815

Other Investment Company 4.4% of net assets
Securities Lending Collateral 4.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	109,377,623	4.4	109,377,623
Total Other Investment Company
(Cost $109,377,623)			109,377,623
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp. 0.15%, 05/02/16 (e)	5,599,652	0.2	5,599,652
Total Short-Term Investment
(Cost $5,599,652)			5,599,652

End of Investments.

See financial notes    31

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings (Unaudited) continued

At 04/30/16, tax basis cost of the fund's investments was $2,117,072,471 and the unrealized appreciation and depreciation were $783,580,204 and ($274,524,183), respectively, with a net unrealized appreciation of $509,056,021.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $523,242 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $104,636,123.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	35	3,946,600	(58,825)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,250,896,792	$—	$—	$2,250,896,792
Real Estate	259,727,743	—	113,728	259,841,471
Rights [1]	—	—	411,139	411,139
Warrants [1]	1,815	—	—	1,815
Other Investment Company[1]	109,377,623	—	—	109,377,623
Short-Term Investment[1]	—	5,599,652	—	5,599,652
Total	$2,620,003,973	$5,599,652	$524,867	$2,626,128,492
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($58,825)	$—	$—	($58,825)
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock	$53,022	($158,396)	($538,465)	$—	($6,543)	$764,110	$—	$113,728
Rights	320,914	2,530	(51,737)	249,432	($110,000)	—	—	411,139
Total	$373,936	($155,866)	($590,202)	$249,432	($116,543)	$764,110	$—	$524,867
32    See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings (Unaudited) continued
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was ($702,118).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended April 30, 2016.
See financial notes    33

Schwab Small-Cap Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $1,987,892,054) including securities on loan of $104,636,123		$2,516,750,869
Collateral invested for securities on loan, at value (cost $109,377,623)	+	109,377,623
Total investments, at value (cost $2,097,269,677)		2,626,128,492
Deposit with broker for futures contracts		540,000
Receivables:
Investments sold		2,680,619
Dividends		1,979,202
Fund shares sold		1,408,423
Income from securities on loan		545,232
Receivable from investment adviser		623
Interest		47
Prepaid expenses	+	42,403
Total assets		2,633,325,041
Liabilities
Collateral held for securities on loan		109,377,623
Payables:
Investments bought		5,640,799
Investment adviser and administrator fees		48,873
Shareholder service fees		9,478
Fund shares redeemed		1,889,936
Variation margin on futures contracts		93,663
Accrued expenses	+	233,968
Total liabilities		117,294,340
Net Assets
Total assets		2,633,325,041
Total liabilities	–	117,294,340
Net assets		$2,516,030,701
Net Assets by Source
Capital received from investors		1,998,660,214
Net investment income not yet distributed		12,401,499
Net realized capital losses		(23,831,002)
Net unrealized capital appreciation		528,799,990

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,516,030,701		104,324,591		$24.12

34    See financial notes

Schwab Small-Cap Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,982)		$21,867,534
Interest		9,804
Securities on loan	+	3,064,741
Total investment income		24,942,079
Expenses
Investment adviser and administrator fees		1,864,325
Shareholder service fees		235,611
Index fees		159,415
Shareholder reports		71,436
Portfolio accounting fees		54,594
Proxy fees		48,030
Registration fees		32,489
Custodian fees		31,202
Transfer agent fees		30,644
Professional fees		23,638
Independent trustees' fees		11,146
Interest expense		101
Other expenses	+	18,764
Total expenses		2,581,395
Expense reduction by CSIM and its affiliates	–	420,363
Net expenses	–	2,161,032
Net investment income		22,781,047
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(10,671,884)
Net realized losses on futures contracts		(3,524,104)
Net realized losses on foreign currency transactions	+	(166)
Net realized losses		(14,196,154)
Net change in unrealized appreciation (depreciation) on investments		(65,309,110)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(104,033)
Net change in unrealized appreciation (depreciation)	+	(65,413,143)
Net realized and unrealized losses		(79,609,297)
Decrease in net assets resulting from operations		($56,828,250)
See financial notes    35

Schwab Small-Cap Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$22,781,047	$36,385,637
Net realized gains (losses)		(14,196,154)	129,409,804
Net change in unrealized appreciation (depreciation)	+	(65,413,143)	(161,888,183)
Increase (decrease) in net assets from operations		(56,828,250)	3,907,258
Distributions to Shareholders
Distributions from net investment income		(36,921,658)	(31,478,925)
Distributions from net realized gains	+	(133,048,449)	(140,885,597)
Total distributions		($169,970,107)	($172,364,522)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,408,564	$322,027,961	22,816,080	$620,636,969
Shares reinvested		6,229,806	148,954,660	6,143,892	156,607,812
Shares redeemed	+	(14,483,551)	(335,408,790)	(21,022,054)	(568,337,329)
Net transactions in fund shares		5,154,819	$135,573,831	7,937,918	$208,907,452
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		99,169,772	$2,607,255,227	91,231,854	$2,566,805,039
Total increase or decrease	+	5,154,819	(91,224,526)	7,937,918	40,450,188
End of period		104,324,591	$2,516,030,701	99,169,772	$2,607,255,227
Net investment income not yet distributed			$12,401,499		$26,542,110
36    See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$37.69	$36.96	$32.53	$25.80	$22.92	$21.57
Income (loss) from investment operations:
Net investment income (loss)	0.38 [1]	0.72 [1]	0.60	0.57	0.47	0.41
Net realized and unrealized gains (losses)	(0.41)	0.83	4.49	6.70	2.83	1.33
Total from investment operations	(0.03)	1.55	5.09	7.27	3.30	1.74
Less distributions:
Distributions from net investment income	(0.70)	(0.61)	(0.51)	(0.54)	(0.42)	(0.39)
Distributions from net realized gains	(0.30)	(0.21)	(0.15)	—	—	—
Total distributions	(1.00)	(0.82)	(0.66)	(0.54)	(0.42)	(0.39)
Net asset value at end of period	$36.66	$37.69	$36.96	$32.53	$25.80	$22.92
Total return	0.02% [2]	4.36%	15.93%	28.76%	14.71%	8.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.11% [3]	0.11%	0.10%	0.10%	0.10%	0.11%
Net investment income (loss)	2.16% [3]	1.92%	1.79%	2.02%	2.02%	1.79%
Portfolio turnover rate	0% [2],[4]	2%	1%	2%	3%	1%
Net assets, end of period (x 1,000,000)	$4,605	$4,477	$4,049	$3,183	$2,240	$1,747

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Less than 0.005%.
See financial notes    37

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,979,734,381	4,557,356,922
0.0%	Rights	67,393	58,980
0.0%	Warrants	—	—
0.6%	Other Investment Company	30,052,867	30,052,867
0.9%	Short-Term Investment	39,325,202	39,325,202
100.5%	Total Investments	3,049,179,843	4,626,793,971
(0.5%)	Other Assets and Liabilities, Net		(21,550,394)
100.0%	Net Assets		4,605,243,577

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	50,048,088
Banks 5.8%
Bank of America Corp.	2,144,301	0.7	31,221,023
Citigroup, Inc.	614,589	0.6	28,443,179
JPMorgan Chase & Co.	759,563	1.1	48,004,382
Wells Fargo & Co.	959,513	1.0	47,956,460
Other Securities		2.4	110,969,168
		5.8	266,594,212
Capital Goods 7.6%
3M Co.	126,757	0.4	21,216,587
General Electric Co.	1,945,400	1.3	59,821,050
Honeywell International, Inc.	158,780	0.4	18,143,791
The Boeing Co.	129,036	0.4	17,394,053
Other Securities		5.1	233,080,806
		7.6	349,656,287
Commercial & Professional Supplies 1.1%
Other Securities		1.1	49,066,823
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 1.6%
Other Securities		1.6	75,587,834
Consumer Services 2.3%
McDonald's Corp.	189,440	0.5	23,962,266
Starbucks Corp.	304,794	0.4	17,138,567
Other Securities		1.4	63,090,908
		2.3	104,191,741
Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	388,202	1.2	56,475,627
The Charles Schwab Corp. (a)	250,126	0.2	7,106,080
Other Securities		3.2	146,248,259
		4.6	209,829,966
Energy 6.6%
Chevron Corp.	389,323	0.9	39,781,024
Exxon Mobil Corp.	860,199	1.6	76,041,592
Schlumberger Ltd.	289,103	0.5	23,226,535
Other Securities		3.6	165,108,029
		6.6	304,157,180
Food & Staples Retailing 2.0%
CVS Health Corp.	227,637	0.5	22,877,519
Wal-Mart Stores, Inc.	321,789	0.5	21,518,030
Other Securities		1.0	47,154,363
		2.0	91,549,912
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	404,823	0.5	25,386,450
PepsiCo, Inc.	300,358	0.7	30,924,860
Philip Morris International, Inc.	318,909	0.7	31,291,351
The Coca-Cola Co.	806,414	0.8	36,127,347
Other Securities		2.4	111,201,917
		5.1	234,931,925
Health Care Equipment & Services 5.2%
Medtronic plc	292,388	0.5	23,142,510
UnitedHealth Group, Inc.	195,281	0.6	25,714,602
Other Securities		4.1	189,364,781
		5.2	238,221,893
Household & Personal Products 1.8%
The Procter & Gamble Co.	552,824	1.0	44,292,259
Other Securities		0.8	38,544,344
		1.8	82,836,603
Insurance 2.9%
Other Securities		2.9	133,951,232
Materials 3.3%
Other Securities		3.3	152,430,665

38    See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	501,460	0.7	30,468,710
The Walt Disney Co.	311,839	0.7	32,200,495
Other Securities		1.8	85,159,107
		3.2	147,828,312
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	335,396	0.5	20,459,156
Allergan plc *	80,987	0.4	17,538,545
Amgen, Inc.	154,689	0.5	24,487,269
Bristol-Myers Squibb Co.	344,053	0.5	24,833,746
Gilead Sciences, Inc.	282,192	0.5	24,892,156
Johnson & Johnson	572,309	1.4	64,144,393
Merck & Co., Inc.	579,516	0.7	31,780,657
Pfizer, Inc.	1,275,025	0.9	41,706,068
Other Securities		3.3	152,816,270
		8.7	402,658,260
Real Estate 4.3%
Other Securities		4.3	199,574,538
Retailing 5.1%
Amazon.com, Inc. *	80,325	1.1	52,981,567
The Home Depot, Inc.	263,363	0.8	35,261,672
Other Securities		3.2	147,932,518
		5.1	236,175,757
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	975,297	0.6	29,531,993
Other Securities		1.9	86,635,628
		2.5	116,167,621
Software & Services 11.5%
Alphabet, Inc., Class A *	60,876	0.9	43,092,903
Alphabet, Inc., Class C *	61,527	0.9	42,638,826
Facebook, Inc., Class A *	478,207	1.2	56,227,579
International Business Machines Corp.	183,251	0.6	26,743,651
MasterCard, Inc., Class A	202,156	0.4	19,607,110
Microsoft Corp.	1,646,518	1.8	82,111,853
Oracle Corp.	660,813	0.6	26,340,006
Visa, Inc., Class A	398,504	0.7	30,780,449
Other Securities		4.4	200,746,998
		11.5	528,289,375
Technology Hardware & Equipment 4.9%
Apple, Inc.	1,148,762	2.4	107,684,950
Cisco Systems, Inc.	1,049,640	0.6	28,854,604
Other Securities		1.9	87,113,726
		4.9	223,653,280
Telecommunication Services 2.4%
AT&T, Inc.	1,274,207	1.1	49,464,716
Verizon Communications, Inc.	843,169	0.9	42,951,029
Other Securities		0.4	17,693,716
		2.4	110,109,461
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.0%
Other Securities		2.0	94,478,250
Utilities 3.4%
Other Securities		3.4	155,367,707
Total Common Stock
(Cost $2,979,734,381)			4,557,356,922

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	34,410
Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	24,570
Total Rights
(Cost $67,393)			58,980

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Company 0.6% of net assets
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	30,052,867	0.6	30,052,867
Total Other Investment Company
(Cost $30,052,867)			30,052,867
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.9% of net assets
Time Deposit 0.9%
Sumitomo Mitsui Banking Corp. 0.15%, 05/02/16 (f)	39,325,202	0.9	39,325,202
Total Short-Term Investment
(Cost $39,325,202)			39,325,202

End of Investments.

See financial notes    39

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings (Unaudited) continued

At 04/30/16, the tax basis cost of the fund's investments was $3,070,083,081 and the unrealized appreciation and depreciation were $1,717,898,631 and ($161,187,741), respectively, with a net unrealized appreciation of $1,556,710,890.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $58,980 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $29,045,840.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	65	7,329,400	382,216
S&P 500 Index, e-mini, Long, expires 06/17/16	360	37,063,800	1,098,744
Net Unrealized Appreciation			1,480,960

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,557,356,922	$—	$—	$4,557,356,922
Rights [1]	—	—	58,980	58,980
Warrants [1]	—	—	—	—
Other Investment Company[1]	30,052,867	—	—	30,052,867
Short-Term Investment[1]	—	39,325,202	—	39,325,202
Total	$4,587,409,789	$39,325,202	$58,980	$4,626,793,971
Other Financial Instruments
Futures Contracts[2]	$1,480,960	$—	$—	$1,480,960
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Rights	$32,760	$—	($8,190)	$34,410	$—	$—	$—	$58,980
Total	$32,760	$—	($8,190)	$34,410	$—	$—	$—	$58,980
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was ($8,190).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2016.
40    See financial notes

Schwab Total Stock Market Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $5,313,111)		$7,106,080
Investments in unaffiliated issuers, at value (cost $3,013,813,865) including securities on loan of $29,045,840		4,589,635,024
Collateral invested for securities on loan, at value (cost $30,052,867)	+	30,052,867
Total investments, at value (cost $3,049,179,843)		4,626,793,971
Deposit with broker for futures contracts		2,810,250
Receivables:
Investments sold		31
Dividends		4,378,447
Fund shares sold		3,466,552
Income from securities on loan		116,457
Interest		328
Prepaid expenses	+	81,945
Total assets		4,637,647,981
Liabilities
Collateral held for securities on loan		30,052,867
Payables:
Investments bought		109,809
Investment adviser and administrator fees		34,575
Shareholder service fees		14,817
Fund shares redeemed		1,659,228
Variation margin on futures contracts		318,700
Due to custodian		31
Accrued expenses	+	214,377
Total liabilities		32,404,404
Net Assets
Total assets		4,637,647,981
Total liabilities	–	32,404,404
Net assets		$4,605,243,577
Net Assets by Source
Capital received from investors		2,999,912,518
Net investment income not yet distributed		32,079,032
Net realized capital losses		(5,843,061)
Net unrealized capital appreciation		1,579,095,088

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,605,243,577		125,632,722		$36.66

See financial notes    41

Schwab Total Stock Market Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$28,815
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $3,111)		48,785,012
Interest		22,834
Securities on loan	+	658,807
Total investment income		49,495,468
Expenses
Investment adviser and administrator fees		1,317,230
Shareholder service fees		420,283
Index fees		205,914
Portfolio accounting fees		73,279
Shareholder reports		62,209
Proxy fees		56,480
Transfer agent fees		53,424
Custodian fees		42,249
Registration fees		36,447
Professional fees		26,475
Independent trustees' fees		16,072
Interest expense		21
Other expenses	+	33,285
Total expenses		2,343,368
Expense reduction by CSIM and its affiliates	–	311,023
Net expenses	–	2,032,345
Net investment income		47,463,123
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		17,515,255
Net realized losses on futures contracts	+	(2,415,076)
Net realized gains		15,100,179
Net change in unrealized appreciation (depreciation) on affiliated issuer		(468,066)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(57,337,566)
Net change in unrealized appreciation (depreciation) on futures contracts	+	380,004
Net change in unrealized appreciation (depreciation)	+	(57,425,628)
Net realized and unrealized losses		(42,325,449)
Increase in net assets resulting from operations		$5,137,674
42    See financial notes

Schwab Total Stock Market Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$47,463,123	$83,961,729
Net realized gains		15,100,179	37,802,516
Net change in unrealized appreciation (depreciation)	+	(57,425,628)	56,507,932
Increase in net assets from operations		5,137,674	178,272,177
Distributions to Shareholders
Distributions from net investment income		(84,938,610)	(68,099,121)
Distributions from net realized gains	+	(36,762,493)	(23,418,312)
Total distributions		($121,701,103)	($91,517,433)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,902,783	$493,555,488	24,753,855	$920,238,549
Shares reinvested		2,656,745	94,819,269	2,076,130	73,370,427
Shares redeemed	+	(9,704,183)	(343,425,555)	(17,609,468)	(652,741,483)
Net transactions in fund shares		6,855,345	$244,949,202	9,220,517	$340,867,493
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,777,377	$4,476,857,804	109,556,860	$4,049,235,567
Total increase	+	6,855,345	128,385,773	9,220,517	427,622,237
End of period		125,632,722	$4,605,243,577	118,777,377	$4,476,857,804
Net investment income not yet distributed			$32,079,032		$69,554,519
See financial notes    43

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/15– 4/30/16*	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$18.49	$19.42	$19.92	$16.32	$16.02	$17.31
Income (loss) from investment operations:
Net investment income (loss)	0.25 [1]	0.54 [1]	0.64	0.49	0.57	0.57
Net realized and unrealized gains (losses)	(0.88)	(0.86)	(0.63)	3.69	0.33	(1.38)
Total from investment operations	(0.63)	(0.32)	0.01	4.18	0.90	(0.81)
Less distributions:
Distributions from net investment income	(0.47)	(0.61)	(0.51)	(0.58)	(0.60)	(0.48)
Net asset value at end of period	$17.39	$18.49	$19.42	$19.92	$16.32	$16.02
Total return	(3.36%) [2]	(1.53%)	0.09%	26.40%	6.07%	(4.83%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [3]	0.19%	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.23% [3]	0.23%	0.23%	0.23%	0.23%	0.21%
Net investment income (loss)	3.01% [3]	2.82%	3.42%	2.88%	3.66%	3.26%
Portfolio turnover rate	1% [2]	7%	2%	5%	31% [4]	10%
Net assets, end of period (x 1,000,000)	$2,937	$2,844	$2,699	$2,205	$1,415	$1,375

*	Unaudited.

Calculated based on the average shares outstanding during the period.

Not annualized.

Annualized (except for proxy costs).

Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.
44    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSRS, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	2,599,544,434	2,890,439,514
0.6%	Preferred Stock	17,300,936	17,060,236
1.4%	Other Investment Company	42,212,895	42,212,895
0.4%	Short-Term Investments	12,331,303	12,331,303
100.8%	Total Investments	2,671,389,568	2,962,043,948
(0.8%)	Other Assets and Liabilities, Net		(24,628,102)
100.0%	Net Assets		2,937,415,846

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.4% of net assets
Australia 7.1%
Australia & New Zealand Banking Group Ltd.	699,373	0.4	12,819,453
BHP Billiton Ltd.	769,972	0.4	12,024,605
Commonwealth Bank of Australia	410,716	0.8	22,929,047
National Australia Bank Ltd.	631,534	0.5	12,956,568
Westpac Banking Corp.	799,240	0.6	18,760,990
Other Securities		4.4	129,276,607
		7.1	208,767,270
Austria 0.2%
Other Securities		0.2	5,587,795
Belgium 1.4%
Anheuser-Busch InBev N.V.	193,359	0.8	23,986,933
Other Securities		0.6	17,716,939
		1.4	41,703,872
Denmark 2.0%
Novo Nordisk A/S, Class B	470,467	0.9	26,268,220
Other Securities		1.1	31,855,440
		2.0	58,123,660
Security	Number of Shares	% of Net Assets	Value ($)
Finland 0.9%
Other Securities		0.9	27,229,745
France 9.9%
AXA S.A.	472,949	0.4	11,941,773
BNP Paribas S.A.	254,171	0.5	13,460,626
Sanofi	282,340	0.8	23,272,319
TOTAL S.A.	529,033	0.9	26,737,750
Other Securities		7.3	215,707,509
		9.9	291,119,977
Germany 8.5%
Allianz SE - Reg'd	109,338	0.6	18,601,440
BASF SE	219,949	0.6	18,196,557
Bayer AG - Reg'd	198,571	0.8	22,948,229
Daimler AG - Reg'd	230,525	0.6	16,062,207
Deutsche Telekom AG - Reg'd	773,690	0.5	13,580,912
SAP SE	236,029	0.6	18,519,074
Siemens AG - Reg'd	190,197	0.7	19,903,779
Other Securities		4.1	121,266,353
		8.5	249,078,551
Hong Kong 3.2%
AIA Group Ltd.	2,892,000	0.6	17,307,465
Other Securities		2.6	77,657,114
		3.2	94,964,579
Ireland 0.5%
Other Securities		0.5	14,380,305
Israel 0.7%
Teva Pharmaceutical Industries Ltd.	219,589	0.4	12,062,686
Other Securities		0.3	8,261,443
		0.7	20,324,129
Italy 2.1%
Other Securities		2.1	61,891,886
Japan 22.1%
KDDI Corp.	419,400	0.4	12,081,125
Mitsubishi UFJ Financial Group, Inc.	3,059,409	0.5	14,118,598
SoftBank Group Corp.	230,700	0.4	12,404,853
Toyota Motor Corp.	649,603	1.1	32,928,184
Other Securities		19.7	576,519,382
		22.1	648,052,142
Netherlands 3.0%
ING Groep N.V. CVA	928,070	0.4	11,372,029
Unilever N.V. CVA	391,174	0.6	17,184,219
Other Securities		2.0	59,354,076
		3.0	87,910,324
New Zealand 0.2%
Other Securities		0.2	5,320,947

See financial notes    45

Schwab International Index Fund
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Norway 0.6%
Other Securities		0.6	17,826,483
Portugal 0.2%
Other Securities		0.2	4,949,442
Singapore 1.3%
Other Securities		1.3	38,756,608
Spain 3.2%
Banco Santander S.A.	3,459,966	0.6	17,570,812
Telefonica S.A.	1,085,760	0.4	11,877,339
Other Securities		2.2	65,296,108
		3.2	94,744,259
Sweden 2.9%
Other Securities		2.9	84,494,587
Switzerland 9.0%
Nestle S.A. - Reg'd	766,263	1.9	57,193,602
Novartis AG - Reg'd	546,624	1.4	41,599,293
Roche Holding AG	168,753	1.5	42,696,057
UBS Group AG - Reg’d	876,324	0.5	15,191,470
Other Securities		3.7	108,782,270
		9.0	265,462,692
United Kingdom 19.4%
AstraZeneca plc	303,330	0.6	17,402,831
BP plc	4,408,288	0.8	24,286,937
British American Tobacco plc	448,625	0.9	27,353,606
BT Group plc	2,032,491	0.4	13,174,747
Diageo plc	604,604	0.6	16,346,132
GlaxoSmithKline plc	1,168,011	0.9	24,963,277
HSBC Holdings plc	4,699,609	1.1	31,143,720
Imperial Brands plc	230,021	0.4	12,506,980
Lloyds Banking Group plc	13,699,335	0.5	13,446,043
National Grid plc	897,242	0.4	12,802,396
Prudential plc	616,272	0.4	12,164,919
Reckitt Benckiser Group plc	152,618	0.5	14,867,884
Royal Dutch Shell plc, A Shares	947,722	0.8	24,823,871
Royal Dutch Shell plc, B Shares	952,433	0.9	25,006,006
SABMiller plc	232,508	0.5	14,240,191
Unilever plc	307,724	0.5	13,749,683
Vodafone Group plc	6,372,661	0.7	20,531,680
Other Securities		8.5	250,939,358
		19.4	569,750,261
Total Common Stock
(Cost $2,599,544,434)			2,890,439,514

Preferred Stock 0.6% of net assets
Germany 0.5%
Other Securities		0.5	15,301,285
Italy 0.1%
Other Securities		0.1	1,712,948
Security	Number of Shares	% of Net Assets	Value ($)
United Kingdom 0.0%
Other Securities		0.0	46,003
Total Preferred Stock
(Cost $17,300,936)			17,060,236

Other Investment Company 1.4% of net assets
United States 1.4%
Securities Lending Collateral 1.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	42,212,895	1.4	42,212,895
Total Other Investment Company
(Cost $42,212,895)			42,212,895
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets
Time Deposit 0.4%
Other Securities		0.4	12,331,303
Total Short-Term Investments
(Cost $12,331,303)			12,331,303

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,689,597,663 and the unrealized appreciation and depreciation were $542,042,121 and ($269,595,836), respectively, with a net unrealized appreciation of $272,446,285.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $2,881,680,025 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,697,005.
(b)	Illiquid security. At the period end, the value of these amounted to $46,003 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,052,660 or 0.3% of net assets.
(f)	The rate shown is the current daily overnight rate.

46    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings (Unaudited) continued
ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	140	11,633,300	180,796

The following is a summary of the inputs used to value the fund's investments as of April 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$2,039,188,340	$—	$2,039,188,340
Hong Kong	1,285,039	93,679,540	—	94,964,579
Israel	2,369,606	17,954,523	—	20,324,129
Japan	1,333,974	646,718,168	—	648,052,142
Netherlands	20,785,103	67,125,221	—	87,910,324
Preferred Stock[1]	—	17,014,233	—	17,014,233
United Kingdom	—	—	46,003	46,003
Other Investment Company[1]	42,212,895	—	—	42,212,895
Short-Term Investments[1]	—	12,331,303	—	12,331,303
Total	$67,986,617	$2,894,011,328	$46,003	$2,962,043,948
Other Financial Instruments
Futures Contracts[2]	$180,796	$—	$—	$180,796
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
In the above table for significant unobservable inputs (Level 3), amounts include investments determined to have no value at April 30, 2016. See the Portfolio Holdings footnote in the complete schedule of Portfolio Holdings (Fair-valued by management in accordance with procedures approved by the Board of Trustees) for investment details.
See financial notes    47

Schwab International Index Fund
Condensed Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of April 30, 2016
Common Stock
Australia	$1,513,552	$—	$74,147	$—	($1,587,699)	$—	$—	$—
Preferred Stock
Ireland	14,460	(235)	60	—	(14,285)	—	—	—
United Kingdom	58,962	(1,289)	259	45,754	(57,683)	—	—	46,003
Total	$1,586,974	($1,524)	$74,466	$45,754	($1,659,667)	$—	$—	$46,003
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2016 was $249.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $16,901,525 from Level 1 to Level 2 for the period ended April 30, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers from Level 2 to Level 1 and no transfers in or out of Level 3 during the period.
48    See financial notes

Schwab International Index Fund
Statement of
Assets and Liabilities
As of April 30, 2016; unaudited
Assets
Investments, at value (cost $2,629,176,673) including securities on loan of $39,697,005		$2,919,831,053
Collateral invested for securities on loan, at value (cost $42,212,895)	+	42,212,895
Total investments, at value (cost $2,671,389,568)		2,962,043,948
Foreign currency, at value (cost $47,618)		53,413
Deposit with broker for futures contracts		1,029,500
Receivables:
Dividends		13,043,349
Foreign tax reclaims		4,424,142
Fund shares sold		3,137,762
Income from securities on loan		258,930
Interest		83
Prepaid expenses	+	84,886
Total assets		2,984,076,013
Liabilities
Collateral held for securities on loan		42,212,895
Payables:
Investments bought		46,409
Investment adviser and administrator fees		56,860
Shareholder service fees		10,680
Fund shares redeemed		3,930,301
Variation margin on futures contracts		56,700
Accrued expenses	+	346,322
Total liabilities		46,660,167
Net Assets
Total assets		2,984,076,013
Total liabilities	–	46,660,167
Net assets		$2,937,415,846
Net Assets by Source
Capital received from investors		2,738,673,715
Net investment income not yet distributed		18,492,633
Net realized capital losses		(110,974,342)
Net unrealized capital appreciation		291,223,840

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,937,415,846		168,902,852		$17.39

See financial notes    49

Schwab International Index Fund
Statement of
Operations
For the period November 1, 2015 through April 30, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $4,451,471)		$44,333,867
Interest		16,715
Securities on loan	+	804,531
Total investment income		45,155,113
Expenses
Investment adviser and administrator fees		2,117,602
Shareholder service fees		265,573
Index fees		255,271
Custodian fees		243,433
Shareholder reports		63,143
Portfolio accounting fees		62,230
Registration fees		52,213
Proxy fees		45,756
Transfer agent fees		31,626
Professional fees		27,878
Independent trustees' fees		11,713
Interest expense		1,438
Other expenses	+	33,752
Total expenses		3,211,628
Expense reduction by CSIM and its affiliates	–	482,138
Net expenses	–	2,729,490
Net investment income		42,425,623
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(20,846,648)
Net realized losses on futures contracts		(5,192,104)
Net realized losses on foreign currency transactions	+	(73,199)
Net realized losses		(26,111,951)
Net change in unrealized appreciation (depreciation) on investments		(111,931,274)
Net change in unrealized appreciation (depreciation) on futures contracts		(85,335)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	590,695
Net change in unrealized appreciation (depreciation)	+	(111,425,914)
Net realized and unrealized losses		(137,537,865)
Decrease in net assets resulting from operations		($95,112,242)
50    See financial notes

Schwab International Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/15-4/30/16		11/1/14-10/31/15
Net investment income		$42,425,623	$77,423,909
Net realized losses		(26,111,951)	(60,245,085)
Net change in unrealized appreciation (depreciation)	+	(111,425,914)	(78,449,200)
Decrease in net assets from operations		(95,112,242)	(61,270,376)
Distributions to Shareholders
Distributions from net investment income		($77,100,360)	($87,032,492)

Transactions in Fund Shares
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,583,871	$811,226,725	59,133,426	$1,111,348,958
Shares reinvested		3,569,074	61,423,752	4,061,536	72,539,032
Shares redeemed	+	(36,050,025)	(607,355,492)	(48,379,691)	(890,397,689)
Net transactions in fund shares		15,102,920	$265,294,985	14,815,271	$293,490,301
Shares Outstanding and Net Assets
		11/1/15-4/30/16		11/1/14-10/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		153,799,932	$2,844,333,463	138,984,661	$2,699,146,030
Total increase	+	15,102,920	93,082,383	14,815,271	145,187,433
End of period		168,902,852	$2,937,415,846	153,799,932	$2,844,333,463
Net investment income not yet distributed			$18,492,633		$53,167,370
See financial notes    51

Schwab Equity Index Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab ® Monthly Income Fund – Moderate Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund – Enhanced Payout
Schwab Dividend Equity Fund™	Schwab ® Monthly Income Fund – Maximum Payout
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™	Schwab Investments (organized October 26, 1990)
Schwab Hedged Equity Fund™	Schwab 1000 Index Fund
Schwab Financial Services Fund™	Schwab Short-Term Bond Market Fund™
Schwab Health Care Fund™	Schwab Intermediate-Term Bond Fund™
Schwab ® International Core Equity Fund	Schwab Total Bond Market Fund™
Schwab Target 2010 Fund	Schwab GNMA Fund™
Schwab Target 2015 Fund	Schwab ® Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund™
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund™
Schwab Target 2030 Fund	Schwab Global Real Estate Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSRS for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2016 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents ranged from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue through November 30, 2015. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2016, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large- or mid-cap stocks, for instance—a fund’s performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—bonds or small-cap stocks, for instance—a fund’s performance also will lag those investments.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategies. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and each trust.
For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For the period ended April 30, 2016, the aggregate advisory fee paid to CSIM by the Schwab 1000 Index Fund was 0.22%, as a percentage of the fund's average daily net assets.
For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.06%	0.15%	0.06%	0.15%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than the amount set forth in the table below of the

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:
Fund	Balance of Shares Held at 10/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/16	Market Value at 04/30/16	Realized Gains (Losses) 11/01/15 to 04/30/16	Dividends Received 11/01/15 to 04/30/16
Schwab S&P 500 Index Fund	1,402,481	40,900	—	1,443,381	$41,006,454	$—	$170,752
Schwab 1000 Index Fund	375,265	—	—	375,265	10,661,279	—	45,032
Schwab Total Stock Market Index Fund	240,126	10,000	—	250,126	7,106,080	—	28,815

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2016, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.8%	—%	3.8%	—%	2.6%
Schwab MarketTrack Growth Portfolio	0.9%	—%	4.0%	—%	2.2%
Schwab MarketTrack Balanced Portfolio	0.5%	—%	2.2%	—%	1.2%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.7%	—%	0.4%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Certain other related parties may own shares of the funds in this report. As of April 30, 2016, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 3.2%, 7.7% and 3.6%, respectively.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2016, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$78,901,310	$—
Schwab 1000 Index Fund	30,431,217	—
Schwab Small-Cap Index Fund	6,751,910	—
Schwab Total Stock Market Index Fund	10,773,954	—
Schwab International Index Fund	—	—

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2016 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Fund	$167,888,271	1,688
Schwab 1000 Index Fund	46,166,896	463
Schwab Small-Cap Index Fund	18,636,758	166
Schwab Total Stock Market Index Fund	48,638,000	478
Schwab International Index Fund	25,224,363	305
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$743,432,558	$155,802,665
Schwab 1000 Index Fund	163,348,892	200,864,914
Schwab Small-Cap Index Fund	163,038,429	130,547,420
Schwab Total Stock Market Index Fund	212,708,238	15,101,304
Schwab International Index Fund	281,792,995	33,658,195

Schwab Equity Index Funds
Financial Notes, unaudited (continued)
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/15-4/30/16)	Prior Period (11/1/14-10/31/15)
Schwab S&P 500 Index Fund	$198,651	$266,905
Schwab 1000 Index Fund	20,527	44,069
Schwab Small-Cap Index Fund	7,178	34,586
Schwab Total Stock Market Index Fund	32,359	50,564
Schwab International Index Fund	34,793	27,617
10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
October 31, 2017	$—	$—	$—	$—	$13,252,761
No expiration*	—	—	—	—	61,829,409
Total	$—	$—	$—	$—	$75,082,170
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Shareholder Vote Results (Unaudited)
Separate Special Meetings of Shareholders of Schwab Capital Trust and Schwab Investments (the “Trusts”) were held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trusts: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meetings and approve the proposal were obtained. The results of the shareholder votes are listed below:
Schwab Capital Trust
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,781,628,338.445	341,201,457.803
Marie A. Chandoha	2,069,741,484.184	53,088,312.064
Joseph R. Martinetto	2,070,394,888.403	52,434,907.845
Robert W. Burns	2,070,083,106.758	52,746,689.490
John F. Cogan	1,909,915,620.213	212,914,176.035
Stephen T. Kochis	2,067,778,859.342	55,050,936.906
David L. Mahoney	2,068,011,019.030	54,818,777.218
Kiran M. Patel	2,066,263,491.520	56,566,304.728
Kimberly S. Patmore	2,069,034,220.641	53,795,575.607
Charles A. Ruffel	2,070,448,922.775	52,380,873.473
Gerald B. Smith	2,069,060,923.296	53,768,872.952
Joseph H. Wender	2,065,502,834.216	57,326,962.032
Schwab Investments
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	455,044,237.249	36,419,955.557
Marie A. Chandoha	477,959,152.412	13,505,040.394
Joseph R. Martinetto	477,030,357.012	14,433,835.794
Robert W. Burns	477,007,412.045	14,456,780.761
John F. Cogan	474,418,782.095	17,045,410.711
Stephen T. Kochis	475,828,281.753	15,635,911.053
David L. Mahoney	475,556,592.663	15,907,600.143
Kiran M. Patel	475,521,368.945	15,942,823.861
Kimberly S. Patmore	477,086,785.812	14,377,406.994
Charles A. Ruffel	476,771,942.158	14,692,250.648
Gerald B. Smith	474,861,961.806	16,602,231.000
Joseph H. Wender	474,877,465.494	16,586,727.312

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 97 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	97	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	97	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	97	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	97	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	97	Director, KLA-Tencor Corporation (2008 – present)

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	97	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	97	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	97	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	97	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	97	Director, The Charles Schwab Corporation (2008 – present)

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	97	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	97	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index   An internally calculated index, comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on 12/20/2011, the MSCI EAFE Index from 12/21/2011 until the close of business on 2/28/2013, and the MSCI EAFE Index (Net) from 3/1/2013 forward. The Schwab International Index includes the common stocks of the 350 largest publicly traded companies from selected countries outside of the United States.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States.
Small-Cap Spliced Index An internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
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Item 6: Schedule of Investments.

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	12,817,510,420	21,727,499,807
0.1%	Other Investment Company	19,862,813	19,862,813
0.3%	Short-Term Investment	67,873,253	67,873,253
99.8%	Total Investments	12,905,246,486	21,815,235,873
0.2%	Other Assets and Liabilities, Net		35,560,587
100.0%	Net Assets		21,850,796,460

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 0.9%
BorgWarner, Inc.	261,400	9,389,488
Delphi Automotive plc	336,400	24,769,132
Ford Motor Co.	4,701,897	63,757,723
General Motors Co.	1,688,400	53,691,120
Harley-Davidson, Inc.	223,470	10,688,570
Johnson Controls, Inc.	792,559	32,811,943
The Goodyear Tire & Rubber Co.	304,936	8,833,996
		203,941,972
Banks 5.6%
Bank of America Corp.	12,425,011	180,908,160
BB&T Corp.	952,626	33,703,908
Citigroup, Inc.	3,554,447	164,499,807
Citizens Financial Group, Inc.	622,000	14,212,700
Comerica, Inc.	211,070	9,371,508
Fifth Third Bancorp	940,929	17,228,410
Huntington Bancshares, Inc.	1,001,393	10,074,014
JPMorgan Chase & Co.	4,426,531	279,756,759
KeyCorp	1,027,498	12,627,951
M&T Bank Corp.	187,698	22,208,427
People's United Financial, Inc.	343,300	5,321,150
Regions Financial Corp.	1,567,445	14,702,634
SunTrust Banks, Inc.	605,816	25,286,760
The PNC Financial Services Group, Inc.	605,578	53,157,637
U.S. Bancorp	1,967,128	83,976,694
Security	Number of Shares	Value ($)
Wells Fargo & Co.	5,568,709	278,324,076
Zions Bancorp	250,998	6,907,465
		1,212,268,060
Capital Goods 7.3%
3M Co.	726,219	121,554,536
Allegion plc	115,333	7,548,545
AMETEK, Inc.	289,400	13,917,246
Caterpillar, Inc.	706,762	54,929,543
Cummins, Inc.	195,962	22,933,433
Danaher Corp.	723,974	70,044,484
Deere & Co.	364,586	30,665,328
Dover Corp.	181,270	11,909,439
Eaton Corp. plc	545,538	34,516,189
Emerson Electric Co.	768,215	41,967,585
Fastenal Co.	355,398	16,629,072
Flowserve Corp.	150,300	7,336,143
Fluor Corp.	174,382	9,531,720
General Dynamics Corp.	353,060	49,611,991
General Electric Co.	11,248,857	345,902,353
Honeywell International, Inc.	927,029	105,931,604
Illinois Tool Works, Inc.	389,036	40,662,043
Ingersoll-Rand plc	308,100	20,192,874
Jacobs Engineering Group, Inc. *	139,834	6,233,800
L-3 Communications Holdings, Inc.	97,283	12,795,633
Lockheed Martin Corp.	317,291	73,732,083
Masco Corp.	385,388	11,835,265
Northrop Grumman Corp.	218,167	44,999,125
PACCAR, Inc.	431,250	25,404,938
Parker-Hannifin Corp.	164,036	19,031,457
Pentair plc	208,982	12,137,675
Quanta Services, Inc. *	179,900	4,267,228
Raytheon Co.	358,588	45,307,594
Rockwell Automation, Inc.	159,921	18,146,236
Rockwell Collins, Inc.	158,605	13,987,375
Roper Technologies, Inc.	123,800	21,799,942
Snap-on, Inc.	72,782	11,592,717
Stanley Black & Decker, Inc.	179,881	20,132,282
Textron, Inc.	316,904	12,257,847
The Boeing Co.	753,454	101,565,599
United Rentals, Inc. *	110,100	7,368,993
United Technologies Corp.	937,858	97,884,239
W.W. Grainger, Inc.	69,927	16,399,280
Xylem, Inc.	227,400	9,500,772
		1,592,164,208
Commercial & Professional Supplies 0.7%
Cintas Corp.	99,576	8,939,933
Equifax, Inc.	146,261	17,587,885
Nielsen Holdings plc	438,300	22,852,962
Pitney Bowes, Inc.	231,591	4,856,463
Republic Services, Inc.	289,334	13,618,952
Robert Half International, Inc.	156,742	6,004,786
Stericycle, Inc. *	98,600	9,422,216
The ADT Corp.	194,500	8,165,110
The Dun & Bradstreet Corp.	46,800	5,167,188
Tyco International plc	505,300	19,464,156

See financial notes    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Verisk Analytics, Inc. *	185,000	14,352,300
Waste Management, Inc.	497,616	29,254,845
		159,686,796
Consumer Durables & Apparel 1.5%
Coach, Inc.	327,028	13,169,418
D.R. Horton, Inc.	384,416	11,555,545
Garmin Ltd.	131,100	5,588,793
Hanesbrands, Inc.	481,600	13,980,848
Harman International Industries, Inc.	85,956	6,597,983
Hasbro, Inc.	139,417	11,800,255
Leggett & Platt, Inc.	157,894	7,782,595
Lennar Corp., Class A	220,318	9,982,609
Mattel, Inc.	415,494	12,917,708
Michael Kors Holdings Ltd. *	212,100	10,957,086
Mohawk Industries, Inc. *	78,300	15,082,929
Newell Brands, Inc.	551,350	25,108,479
NIKE, Inc., Class B	1,623,048	95,662,449
PulteGroup, Inc.	370,186	6,807,721
PVH Corp.	99,900	9,550,440
Ralph Lauren Corp.	69,126	6,443,234
Under Armour, Inc., Class A *	224,300	9,855,742
Under Armour, Inc., Class C *	224,300	9,151,440
VF Corp.	410,264	25,867,145
Whirlpool Corp.	89,922	15,659,017
		323,521,436
Consumer Services 1.8%
Carnival Corp.	553,921	27,169,825
Chipotle Mexican Grill, Inc. *	36,959	15,558,630
Darden Restaurants, Inc.	146,748	9,135,063
H&R Block, Inc.	284,905	5,766,477
Marriott International, Inc., Class A (b)	227,872	15,971,548
McDonald's Corp.	1,085,238	137,271,755
Royal Caribbean Cruises Ltd.	198,200	15,340,680
Starbucks Corp.	1,774,624	99,787,107
Starwood Hotels & Resorts Worldwide, Inc.	202,568	16,586,268
Wyndham Worldwide Corp.	136,364	9,675,026
Wynn Resorts Ltd.	95,000	8,388,500
Yum! Brands, Inc.	486,885	38,736,571
		399,387,450
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	66,000	11,241,120
American Express Co.	993,941	65,033,560
Ameriprise Financial, Inc.	198,514	19,037,493
Berkshire Hathaway, Inc., Class B *	2,257,130	328,367,272
BlackRock, Inc.	153,200	54,589,756
Capital One Financial Corp.	636,474	46,074,353
CME Group, Inc.	405,985	37,314,081
Discover Financial Services	507,173	28,538,625
E*TRADE Financial Corp. *	354,519	8,926,788
Franklin Resources, Inc.	452,905	16,911,473
Intercontinental Exchange, Inc.	141,966	34,076,099
Invesco Ltd.	497,347	15,422,730
Legg Mason, Inc.	137,198	4,405,428
Security	Number of Shares	Value ($)
Leucadia National Corp.	379,851	6,335,915
Moody's Corp.	201,329	19,271,212
Morgan Stanley	1,814,854	49,109,949
Nasdaq, Inc.	142,400	8,787,504
Navient Corp.	373,300	5,103,011
Northern Trust Corp.	256,018	18,197,759
S&P Global, Inc.	321,467	34,348,749
State Street Corp.	477,026	29,718,720
Synchrony Financial *	1,017,199	31,095,773
T. Rowe Price Group, Inc.	303,279	22,833,876
The Bank of New York Mellon Corp.	1,287,873	51,824,009
The Charles Schwab Corp. (a)	1,443,381	41,006,454
The Goldman Sachs Group, Inc.	475,069	77,963,574
		1,065,535,283
Energy 7.3%
Anadarko Petroleum Corp.	612,209	32,300,147
Apache Corp.	467,906	25,454,086
Baker Hughes, Inc.	536,363	25,938,515
Cabot Oil & Gas Corp.	557,100	13,036,140
Chesapeake Energy Corp. *	577,766	3,969,252
Chevron Corp.	2,272,934	232,248,396
Cimarex Energy Co.	119,500	13,011,160
Columbia Pipeline Group, Inc.	475,262	12,176,212
Concho Resources, Inc. *	153,877	17,875,891
ConocoPhillips	1,484,890	70,962,893
Devon Energy Corp.	609,458	21,136,003
Diamond Offshore Drilling, Inc.	65,300	1,584,178
EOG Resources, Inc.	664,912	54,935,030
EQT Corp.	194,400	13,627,440
Exxon Mobil Corp.	5,005,641	442,498,664
FMC Technologies, Inc. *	275,300	8,393,897
Halliburton Co.	1,045,268	43,180,021
Helmerich & Payne, Inc.	124,700	8,245,164
Hess Corp.	324,840	19,366,961
Kinder Morgan, Inc.	2,237,444	39,737,005
Marathon Oil Corp.	990,952	13,962,514
Marathon Petroleum Corp.	632,852	24,731,856
Murphy Oil Corp.	184,892	6,608,040
National Oilwell Varco, Inc.	454,724	16,388,253
Newfield Exploration Co. *	244,700	8,870,375
Noble Energy, Inc.	531,268	19,184,088
Occidental Petroleum Corp.	919,450	70,475,843
ONEOK, Inc.	253,100	9,149,565
Phillips 66	560,795	46,046,878
Pioneer Natural Resources Co.	194,600	32,323,060
Range Resources Corp.	191,200	8,433,832
Schlumberger Ltd.	1,675,628	134,619,954
Southwestern Energy Co. *	437,000	5,868,910
Spectra Energy Corp.	812,909	25,419,664
Tesoro Corp.	139,107	11,085,437
The Williams Cos., Inc.	795,098	15,416,950
Transocean Ltd. (b)	424,000	4,697,920
Valero Energy Corp.	560,240	32,981,329
		1,585,941,523
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	529,192	78,389,211
CVS Health Corp.	1,320,351	132,695,275

2    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sysco Corp.	644,357	29,685,527
The Kroger Co.	1,173,794	41,540,570
Wal-Mart Stores, Inc.	1,886,902	126,177,137
Walgreens Boots Alliance, Inc.	1,038,811	82,356,936
Whole Foods Market, Inc.	384,632	11,185,098
		502,029,754
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	2,352,091	147,499,627
Archer-Daniels-Midland Co.	724,899	28,952,466
Brown-Forman Corp., Class B	124,692	12,010,333
Campbell Soup Co.	210,511	12,990,634
Coca-Cola Enterprises, Inc.	259,362	13,611,318
ConAgra Foods, Inc.	532,149	23,712,559
Constellation Brands, Inc., Class A	212,065	33,094,864
Dr Pepper Snapple Group, Inc.	219,200	19,927,472
General Mills, Inc.	715,580	43,893,677
Hormel Foods Corp.	325,600	12,551,880
Kellogg Co.	307,734	23,637,049
McCormick & Co., Inc. - Non Voting Shares	142,802	13,391,972
Mead Johnson Nutrition Co.	220,800	19,242,720
Molson Coors Brewing Co., Class B	224,930	21,510,056
Mondelez International, Inc., Class A	1,894,654	81,394,336
Monster Beverage Corp. *	178,500	25,743,270
PepsiCo, Inc.	1,738,263	178,971,558
Philip Morris International, Inc.	1,862,946	182,792,261
Reynolds American, Inc.	1,006,250	49,910,000
The Coca-Cola Co.	4,689,756	210,101,069
The Hershey Co.	170,528	15,877,862
The JM Smucker Co.	140,875	17,888,307
The Kraft Heinz Co.	718,618	56,102,507
Tyson Foods, Inc., Class A	354,790	23,352,278
		1,268,160,075
Health Care Equipment & Services 5.2%
Abbott Laboratories	1,769,886	68,848,565
Aetna, Inc.	423,775	47,577,219
AmerisourceBergen Corp.	231,346	19,687,545
Anthem, Inc.	316,729	44,585,941
Baxter International, Inc.	661,289	29,242,200
Becton, Dickinson & Co.	253,998	40,959,718
Boston Scientific Corp. *	1,627,074	35,665,462
C.R. Bard, Inc.	89,973	19,089,572
Cardinal Health, Inc.	390,933	30,672,603
Centene Corp. *	200,000	12,392,000
Cerner Corp. *	361,900	20,317,066
Cigna Corp.	309,608	42,893,092
DaVita HealthCare Partners, Inc. *	204,000	15,075,600
DENTSPLY SIRONA, Inc.	290,400	17,307,840
Edwards Lifesciences Corp. *	260,400	27,657,084
Express Scripts Holding Co. *	806,895	59,492,368
HCA Holdings, Inc. *	373,200	30,087,384
Henry Schein, Inc. *	97,100	16,380,770
Hologic, Inc. *	290,000	9,741,100
Humana, Inc.	175,903	31,147,144
Intuitive Surgical, Inc. *	45,331	28,393,525
Security	Number of Shares	Value ($)
Laboratory Corp. of America Holdings *	124,991	15,663,872
McKesson Corp.	277,875	46,632,983
Medtronic plc	1,690,376	133,793,260
Patterson Cos., Inc.	104,447	4,527,778
Quest Diagnostics, Inc.	171,680	12,905,186
St. Jude Medical, Inc.	346,287	26,387,069
Stryker Corp.	372,740	40,632,387
UnitedHealth Group, Inc.	1,145,810	150,880,261
Universal Health Services, Inc., Class B	108,400	14,490,912
Varian Medical Systems, Inc. *	110,706	8,987,113
Zimmer Biomet Holdings, Inc.	214,823	24,870,059
		1,126,984,678
Household & Personal Products 2.0%
Church & Dwight Co., Inc.	150,000	13,905,000
Colgate-Palmolive Co.	1,072,494	76,061,275
Kimberly-Clark Corp.	433,195	54,231,682
The Clorox Co.	158,557	19,856,093
The Estee Lauder Cos., Inc., Class A	265,052	25,410,535
The Procter & Gamble Co.	3,193,390	255,854,407
		445,318,992
Insurance 2.6%
Aflac, Inc.	507,873	35,028,001
American International Group, Inc.	1,394,054	77,816,094
Aon plc	323,350	33,990,552
Assurant, Inc.	74,246	6,278,984
Chubb Ltd.	552,465	65,113,525
Cincinnati Financial Corp.	173,003	11,419,928
Lincoln National Corp.	294,671	12,803,455
Loews Corp.	326,316	12,948,219
Marsh & McLennan Cos., Inc.	625,279	39,486,369
MetLife, Inc.	1,308,377	59,007,803
Principal Financial Group, Inc.	316,567	13,511,080
Prudential Financial, Inc.	541,531	42,044,467
The Allstate Corp.	451,610	29,377,230
The Hartford Financial Services Group, Inc.	472,795	20,982,642
The Progressive Corp.	687,520	22,413,152
The Travelers Cos., Inc.	354,260	38,933,174
Torchmark Corp.	143,266	8,293,669
Unum Group	276,440	9,457,012
Willis Towers Watson plc	165,425	20,661,582
XL Group plc	362,299	11,858,046
		571,424,984
Materials 2.9%
Air Products & Chemicals, Inc.	235,601	34,371,830
Airgas, Inc.	75,000	10,683,000
Alcoa, Inc.	1,553,564	17,353,310
Avery Dennison Corp.	103,076	7,484,348
Ball Corp.	167,938	11,987,414
CF Industries Holdings, Inc.	297,325	9,832,538
E.I. du Pont de Nemours & Co.	1,049,504	69,172,809
Eastman Chemical Co.	172,716	13,192,048
Ecolab, Inc.	319,628	36,750,827
FMC Corp.	158,300	6,848,058

See financial notes    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc.	1,517,540	21,245,560
International Flavors & Fragrances, Inc.	98,043	11,713,197
International Paper Co.	494,389	21,392,212
LyondellBasell Industries N.V., Class A	412,500	34,101,375
Martin Marietta Materials, Inc.	80,300	13,589,169
Monsanto Co.	528,200	49,481,776
Newmont Mining Corp.	638,546	22,329,954
Nucor Corp.	375,200	18,677,456
Owens-Illinois, Inc. *	198,600	3,666,156
PPG Industries, Inc.	324,996	35,876,308
Praxair, Inc.	345,779	40,615,201
Sealed Air Corp.	236,068	11,180,181
The Dow Chemical Co.	1,338,335	70,409,804
The Mosaic Co.	434,300	12,156,057
The Sherwin-Williams Co.	95,536	27,448,448
Vulcan Materials Co.	162,371	17,475,991
WestRock Co.	310,489	12,993,965
		642,028,992
Media 3.2%
Cablevision Systems Corp., Class A	272,100	9,085,419
CBS Corp., Class B - Non Voting Shares	513,036	28,683,843
Comcast Corp., Class A	2,935,764	178,377,021
Discovery Communications, Inc., Class A *	159,800	4,364,138
Discovery Communications, Inc., Class C *	310,500	8,315,190
News Corp., Class A	443,000	5,502,060
News Corp., Class B	126,200	1,635,552
Omnicom Group, Inc.	293,847	24,380,486
Scripps Networks Interactive, Inc., Class A	116,593	7,269,573
TEGNA, Inc.	270,314	6,314,535
The Interpublic Group of Cos., Inc.	456,265	10,466,719
The Walt Disney Co.	1,802,583	186,134,721
Time Warner Cable, Inc.	342,701	72,690,309
Time Warner, Inc.	943,874	70,922,692
Twenty-First Century Fox, Inc., Class A	1,347,801	40,784,458
Twenty-First Century Fox, Inc., Class B	520,000	15,662,400
Viacom, Inc., Class B	417,053	17,057,468
		687,646,584
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	1,935,886	118,089,046
Agilent Technologies, Inc.	406,066	16,616,221
Alexion Pharmaceuticals, Inc. *	275,500	38,371,640
Allergan plc *	475,068	102,880,726
Amgen, Inc.	907,759	143,698,250
Baxalta, Inc.	823,189	34,532,779
Biogen, Inc. *	261,991	72,044,905
Bristol-Myers Squibb Co.	2,007,664	144,913,188
Celgene Corp. *	942,726	97,487,296
Eli Lilly & Co.	1,173,923	88,666,404
Endo International plc *	256,900	6,936,300
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	1,642,750	144,906,977
Illumina, Inc. *	175,700	23,717,743
Johnson & Johnson	3,321,025	372,220,482
Mallinckrodt plc *	134,700	8,421,444
Merck & Co., Inc.	3,333,114	182,787,972
Mylan N.V. *	499,851	20,848,785
PerkinElmer, Inc.	141,360	7,127,371
Perrigo Co., plc	179,400	17,342,598
Pfizer, Inc.	7,275,033	237,966,329
Regeneron Pharmaceuticals, Inc. *	95,400	35,938,134
Thermo Fisher Scientific, Inc.	474,937	68,509,662
Vertex Pharmaceuticals, Inc. *	301,500	25,428,510
Waters Corp. *	100,752	13,113,880
Zoetis, Inc.	538,500	25,325,655
		2,047,892,297
Real Estate 2.9%
American Tower Corp.	505,700	53,037,816
Apartment Investment & Management Co., Class A	179,414	7,187,325
AvalonBay Communities, Inc.	165,199	29,205,531
Boston Properties, Inc.	184,776	23,810,235
CBRE Group, Inc., Class A *	337,440	9,998,347
Crown Castle International Corp.	401,400	34,873,632
Equinix, Inc.	81,609	26,959,533
Equity Residential	437,722	29,795,737
Essex Property Trust, Inc.	79,400	17,503,730
Extra Space Storage, Inc.	150,000	12,742,500
Federal Realty Investment Trust	82,000	12,470,560
General Growth Properties, Inc.	696,300	19,517,289
HCP, Inc.	556,900	18,839,927
Host Hotels & Resorts, Inc.	934,311	14,780,800
Iron Mountain, Inc.	240,402	8,781,885
Kimco Realty Corp.	513,259	14,432,843
Prologis, Inc.	621,689	28,230,898
Public Storage	178,578	43,717,680
Realty Income Corp.	304,200	18,008,640
Simon Property Group, Inc.	373,753	75,187,891
SL Green Realty Corp.	118,300	12,430,964
The Macerich Co.	152,100	11,571,768
UDR, Inc.	315,000	10,999,800
Ventas, Inc.	407,900	25,338,748
Vornado Realty Trust	215,456	20,625,603
Welltower, Inc.	432,400	30,017,208
Weyerhaeuser Co.	958,123	30,774,911
		640,841,801
Retailing 5.5%
Advance Auto Parts, Inc.	85,000	13,268,500
Amazon.com, Inc. *	464,980	306,696,158
AutoNation, Inc. *	91,733	4,646,276
AutoZone, Inc. *	36,498	27,929,365
Bed Bath & Beyond, Inc. *	194,069	9,163,938
Best Buy Co., Inc.	325,957	10,456,701
CarMax, Inc. *	239,400	12,676,230
Dollar General Corp.	350,300	28,693,073
Dollar Tree, Inc. *	288,330	22,982,784
Expedia, Inc.	145,713	16,869,194
Foot Locker, Inc.	165,000	10,137,600
Genuine Parts Co.	178,638	17,143,889

4    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kohl's Corp.	231,910	10,273,613
L Brands, Inc.	303,235	23,740,268
Lowe's Cos., Inc.	1,108,688	84,282,462
Macy's, Inc.	382,226	15,132,328
Netflix, Inc. *	514,100	46,284,423
Nordstrom, Inc.	164,796	8,426,019
O'Reilly Automotive, Inc. *	116,800	30,681,024
Ross Stores, Inc.	494,400	28,072,032
Signet Jewelers Ltd.	94,000	10,204,640
Staples, Inc.	781,869	7,975,064
Target Corp.	717,008	57,002,136
The Gap, Inc.	277,162	6,424,615
The Home Depot, Inc.	1,527,150	204,470,113
The Priceline Group, Inc. *	60,115	80,774,121
The TJX Cos., Inc.	803,306	60,906,661
Tiffany & Co.	140,528	10,026,673
Tractor Supply Co.	162,600	15,391,716
TripAdvisor, Inc. *	129,813	8,384,622
Ulta Salon, Cosmetics & Fragrance, Inc. *	75,000	15,621,000
Urban Outfitters, Inc. *	111,100	3,368,552
		1,208,105,790
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	366,554	20,644,321
Applied Materials, Inc.	1,383,972	28,329,907
Broadcom Ltd.	447,420	65,211,465
First Solar, Inc. *	94,900	5,299,216
Intel Corp.	5,695,905	172,472,003
KLA-Tencor Corp.	185,081	12,944,565
Lam Research Corp.	195,074	14,903,654
Linear Technology Corp.	282,568	12,568,625
Microchip Technology, Inc.	240,423	11,682,154
Micron Technology, Inc. *	1,241,275	13,343,706
NVIDIA Corp.	601,582	21,374,208
Qorvo, Inc. *	153,900	6,930,117
QUALCOMM, Inc.	1,807,465	91,313,132
Skyworks Solutions, Inc.	235,100	15,709,382
Texas Instruments, Inc.	1,211,454	69,101,336
Xilinx, Inc.	313,563	13,508,294
		575,336,085
Software & Services 12.0%
Accenture plc, Class A	756,700	85,446,564
Activision Blizzard, Inc.	614,100	21,168,027
Adobe Systems, Inc. *	596,476	56,199,969
Akamai Technologies, Inc. *	222,141	11,326,970
Alliance Data Systems Corp. *	72,500	14,739,975
Alphabet, Inc., Class A *	353,212	250,031,711
Alphabet, Inc., Class C *	358,675	248,565,362
Autodesk, Inc. *	269,681	16,132,317
Automatic Data Processing, Inc.	555,473	49,126,032
CA, Inc.	370,925	11,001,635
Citrix Systems, Inc. *	179,808	14,715,487
Cognizant Technology Solutions Corp., Class A *	728,096	42,498,963
CSRA, Inc.	162,140	4,209,154
eBay, Inc. *	1,297,169	31,689,839
Electronic Arts, Inc. *	371,992	23,007,705
Facebook, Inc., Class A *	2,763,700	324,955,846
Security	Number of Shares	Value ($)
Fidelity National Information Services, Inc.	335,634	22,084,717
Fiserv, Inc. *	270,004	26,384,791
Global Payments, Inc.	190,000	13,714,200
International Business Machines Corp.	1,065,090	155,439,235
Intuit, Inc.	307,109	30,984,227
MasterCard, Inc., Class A	1,180,990	114,544,220
Microsoft Corp.	9,522,231	474,873,660
Oracle Corp.	3,803,386	151,602,966
Paychex, Inc.	391,865	20,424,004
PayPal Holdings, Inc. *	1,330,269	52,119,939
Red Hat, Inc. *	224,800	16,493,576
salesforce.com, Inc. *	759,265	57,552,287
Symantec Corp.	793,750	13,211,969
Teradata Corp. *	159,871	4,044,736
The Western Union Co.	630,225	12,604,500
Total System Services, Inc.	207,100	10,591,094
VeriSign, Inc. *	112,125	9,687,600
Visa, Inc., Class A	2,306,800	178,177,232
Xerox Corp.	1,102,866	10,587,514
Yahoo! Inc. *	1,048,555	38,377,113
		2,618,315,136
Technology Hardware & Equipment 4.9%
Amphenol Corp., Class A	362,300	20,227,209
Apple, Inc.	6,678,015	625,997,126
Cisco Systems, Inc.	6,065,728	166,746,863
Corning, Inc.	1,325,787	24,752,443
EMC Corp.	2,343,545	61,189,960
F5 Networks, Inc. *	82,400	8,631,400
FLIR Systems, Inc.	149,700	4,522,437
Harris Corp.	145,100	11,609,451
Hewlett Packard Enterprise Co.	2,050,008	34,153,133
HP, Inc.	2,113,108	25,927,835
Juniper Networks, Inc.	403,665	9,445,761
Motorola Solutions, Inc.	186,422	14,017,070
NetApp, Inc.	342,374	8,093,721
SanDisk Corp.	247,324	18,581,452
Seagate Technology plc	351,900	7,660,863
TE Connectivity Ltd.	450,800	26,813,584
Western Digital Corp.	291,500	11,912,148
		1,080,282,456
Telecommunication Services 2.7%
AT&T, Inc.	7,407,702	287,566,992
CenturyLink, Inc.	645,643	19,982,651
Frontier Communications Corp.	1,396,845	7,766,458
Level 3 Communications, Inc. *	351,100	18,348,486
Verizon Communications, Inc.	4,909,278	250,078,621
		583,743,208
Transportation 2.1%
American Airlines Group, Inc.	719,500	24,959,455
C.H. Robinson Worldwide, Inc.	168,095	11,929,702
CSX Corp.	1,148,591	31,322,077
Delta Air Lines, Inc.	947,400	39,478,158
Expeditors International of Washington, Inc.	216,900	10,760,409
FedEx Corp.	316,868	52,318,075

See financial notes    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
JB Hunt Transport Services, Inc.	108,100	8,959,328
Kansas City Southern	129,400	12,260,650
Norfolk Southern Corp.	357,892	32,249,648
Ryder System, Inc.	60,702	4,183,582
Southwest Airlines Co.	780,136	34,801,867
Union Pacific Corp.	1,014,150	88,464,305
United Continental Holdings, Inc. *	430,400	19,716,624
United Parcel Service, Inc., Class B	832,518	87,472,666
		458,876,546
Utilities 3.3%
AES Corp.	781,249	8,718,739
AGL Resources, Inc.	146,540	9,651,124
Ameren Corp.	287,020	13,776,960
American Electric Power Co., Inc.	585,802	37,198,427
American Water Works Co., Inc.	210,000	15,279,600
CenterPoint Energy, Inc.	514,366	11,033,151
CMS Energy Corp.	343,584	13,976,997
Consolidated Edison, Inc.	347,565	25,928,349
Dominion Resources, Inc.	717,364	51,270,005
DTE Energy Co.	216,012	19,259,630
Duke Energy Corp.	834,099	65,710,319
Edison International	390,093	27,583,476
Entergy Corp.	209,653	15,761,713
Eversource Energy	380,800	21,492,352
Exelon Corp.	1,113,593	39,075,978
FirstEnergy Corp.	518,494	16,897,719
NextEra Energy, Inc.	558,438	65,661,140
NiSource, Inc.	374,662	8,508,574
NRG Energy, Inc.	378,600	5,716,860
PG&E Corp.	598,906	34,856,329
Pinnacle West Capital Corp.	140,061	10,175,432
PPL Corp.	819,470	30,844,851
Public Service Enterprise Group, Inc.	610,570	28,165,594
SCANA Corp.	175,300	12,041,357
Sempra Energy	281,969	29,141,496
TECO Energy, Inc.	273,819	7,603,954
The Southern Co.	1,107,225	55,471,973
WEC Energy Group, Inc.	387,178	22,537,631
Xcel Energy, Inc.	617,686	24,725,971
		728,065,701
Total Common Stock
(Cost $12,817,510,420)		21,727,499,807

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	19,862,813	19,862,813
Total Other Investment Company
(Cost $19,862,813)		19,862,813
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets
Time Deposit 0.3%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (d)	67,873,253	67,873,253
Total Short-Term Investment
(Cost $67,873,253)		67,873,253

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $12,945,669,634 and the unrealized appreciation and depreciation were $9,560,260,855 and ($690,694,616), respectively, with a net unrealized appreciation of $8,869,566,239.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,632,857.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	1,050	108,102,750	1,903,877

6    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	2,037,125,229	6,349,465,187
0.8%	Other Investment Companies	47,844,881	47,844,881
100.3%	Total Investments	2,084,970,110	6,397,310,068
(0.3%)	Other Assets and Liabilities, Net		(17,758,707)
100.0%	Net Assets		6,379,551,361

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.1%
Autoliv, Inc.	26,600	3,257,702
BorgWarner, Inc.	69,096	2,481,928
Delphi Automotive plc	87,400	6,435,262
Ford Motor Co.	1,208,087	16,381,660
General Motors Co.	438,200	13,934,760
Gentex Corp.	97,544	1,564,606
Harley-Davidson, Inc.	59,392	2,840,719
Johnson Controls, Inc.	201,054	8,323,636
Lear Corp.	23,600	2,717,068
Tesla Motors, Inc. *(b)	32,000	7,704,320
The Goodyear Tire & Rubber Co.	83,100	2,407,407
Thor Industries, Inc.	14,500	928,290
Visteon Corp.	12,000	956,040
		69,933,398
Banks 5.5%
Associated Banc-Corp.	42,800	780,672
Bank of America Corp.	3,223,841	46,939,125
Bank of the Ozarks, Inc.	25,200	1,040,760
BankUnited, Inc.	31,400	1,083,300
BB&T Corp.	242,700	8,586,726
BOK Financial Corp. (b)	8,900	535,602
CIT Group, Inc.	50,900	1,759,613
Citigroup, Inc.	922,256	42,682,008
Citizens Financial Group, Inc.	163,500	3,735,975
Comerica, Inc.	51,128	2,270,083
Commerce Bancshares, Inc.	27,982	1,310,117
Cullen/Frost Bankers, Inc.	16,900	1,081,431
East West Bancorp, Inc.	45,800	1,717,042
Fifth Third Bancorp	241,084	4,414,248
First Citizens BancShares, Inc., Class A	3,300	841,500
Security	Number of Shares	Value ($)
First Horizon National Corp.	70,500	992,640
First Niagara Financial Group, Inc.	107,800	1,138,368
First Republic Bank	44,600	3,136,272
FirstMerit Corp.	48,900	1,083,624
Home BancShares, Inc.	18,200	782,418
Huntington Bancshares, Inc.	244,898	2,463,674
Investors Bancorp, Inc.	108,730	1,255,832
JPMorgan Chase & Co.	1,145,078	72,368,930
KeyCorp	259,914	3,194,343
M&T Bank Corp.	49,343	5,838,264
MGIC Investment Corp. *	103,900	751,197
New York Community Bancorp, Inc.	149,882	2,252,726
PacWest Bancorp	41,300	1,651,174
People's United Financial, Inc.	103,793	1,608,791
PrivateBancorp, Inc.	23,900	994,479
Prosperity Bancshares, Inc.	23,100	1,218,987
Regions Financial Corp.	390,106	3,659,194
Signature Bank *	15,700	2,163,931
SunTrust Banks, Inc.	155,993	6,511,148
SVB Financial Group *	14,900	1,553,772
Synovus Financial Corp.	44,657	1,391,512
TFS Financial Corp.	27,300	488,670
The PNC Financial Services Group, Inc.	157,034	13,784,445
U.S. Bancorp	508,505	21,708,078
Umpqua Holdings Corp.	67,000	1,060,610
Webster Financial Corp.	27,500	1,007,600
Wells Fargo & Co.	1,444,496	72,195,910
Western Alliance Bancorp *	27,800	1,016,924
Zions Bancorp	63,198	1,739,209
		347,790,924
Capital Goods 7.5%
3M Co.	191,454	32,045,571
A.O. Smith Corp.	25,400	1,961,388
Acuity Brands, Inc.	14,300	3,487,627
AECOM *	49,700	1,614,753
AGCO Corp.	24,200	1,293,974
Air Lease Corp.	31,700	966,216
Allegion plc	28,700	1,878,415
Allison Transmission Holdings, Inc.	52,700	1,518,287
AMETEK, Inc.	75,105	3,611,799
B/E Aerospace, Inc.	31,700	1,541,571
BWX Technologies, Inc.	32,900	1,098,531
Carlisle Cos., Inc.	20,736	2,112,998
Caterpillar, Inc.	180,796	14,051,465
Chicago Bridge & Iron Co., N.V.	27,108	1,091,097
Crane Co.	16,384	910,459
Cummins, Inc.	49,892	5,838,861
Curtiss-Wright Corp.	15,200	1,164,016
Danaher Corp.	185,040	17,902,620
Deere & Co.	95,946	8,070,018
Donaldson Co., Inc.	32,900	1,075,172
Dover Corp.	50,237	3,300,571
Eaton Corp. plc	142,901	9,041,346
EMCOR Group, Inc.	20,100	974,448
Emerson Electric Co.	200,228	10,938,456
Fastenal Co.	92,300	4,318,717
Flowserve Corp.	43,023	2,099,953
Fluor Corp.	40,958	2,238,764

See financial notes    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fortune Brands Home & Security, Inc.	52,900	2,931,189
General Dynamics Corp.	91,644	12,877,815
General Electric Co.	2,919,902	89,786,986
Graco, Inc.	15,694	1,230,253
HD Supply Holdings, Inc. *	51,900	1,779,132
Hexcel Corp.	26,300	1,190,601
Honeywell International, Inc.	239,099	27,321,843
Hubbell, Inc.	16,932	1,790,728
Huntington Ingalls Industries, Inc.	13,700	1,983,349
IDEX Corp.	28,906	2,367,401
Illinois Tool Works, Inc.	100,404	10,494,226
Ingersoll-Rand plc	82,400	5,400,496
ITT Corp.	30,300	1,162,611
Jacobs Engineering Group, Inc. *	38,756	1,727,742
L-3 Communications Holdings, Inc.	23,374	3,074,382
Lennox International, Inc.	11,700	1,578,915
Lincoln Electric Holdings, Inc.	22,200	1,391,274
Lockheed Martin Corp.	82,164	19,093,270
Masco Corp.	108,836	3,342,354
MSC Industrial Direct Co., Inc., Class A	15,558	1,205,745
Nordson Corp.	18,000	1,381,140
Northrop Grumman Corp.	56,332	11,619,038
Orbital ATK, Inc.	18,500	1,609,500
Oshkosh Corp.	23,600	1,152,860
Owens Corning	36,900	1,699,983
PACCAR, Inc.	107,289	6,320,395
Parker-Hannifin Corp.	41,253	4,786,173
Pentair plc	57,895	3,362,542
Quanta Services, Inc. *	43,900	1,041,308
Raytheon Co.	93,590	11,825,097
Rockwell Automation, Inc.	39,549	4,487,625
Rockwell Collins, Inc.	40,653	3,585,188
Roper Technologies, Inc.	30,891	5,439,596
Sensata Technologies Holding N.V. *	50,100	1,887,267
Snap-on, Inc.	17,250	2,747,580
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,763,410
Stanley Black & Decker, Inc.	46,641	5,220,061
Teledyne Technologies, Inc. *	12,600	1,171,170
Textron, Inc.	88,938	3,440,122
The Boeing Co.	193,989	26,149,717
The Middleby Corp. *	18,300	2,006,412
The Toro Co.	15,200	1,314,040
TransDigm Group, Inc. *	16,600	3,782,642
Trinity Industries, Inc.	44,200	862,342
United Rentals, Inc. *	31,467	2,106,086
United Technologies Corp.	244,203	25,487,467
USG Corp. *	29,200	788,692
W.W. Grainger, Inc.	17,876	4,192,280
WABCO Holdings, Inc. *	18,000	2,018,880
Wabtec Corp.	28,800	2,388,384
Watsco, Inc.	7,000	941,290
Woodward, Inc.	17,300	937,833
Xylem, Inc.	53,400	2,231,052
		477,624,577
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.9%
Cintas Corp.	25,710	2,308,244
Copart, Inc. *	36,074	1,545,410
Deluxe Corp.	14,500	910,310
Equifax, Inc.	37,300	4,485,325
IHS, Inc., Class A *	20,000	2,463,600
KAR Auction Services, Inc.	44,400	1,669,440
ManpowerGroup, Inc.	21,591	1,663,155
Nielsen Holdings plc	110,500	5,761,470
Pitney Bowes, Inc.	52,441	1,099,688
R.R. Donnelley & Sons Co.	58,400	1,016,160
Republic Services, Inc.	81,581	3,840,018
Robert Half International, Inc.	43,891	1,681,464
Rollins, Inc.	32,850	882,679
Stericycle, Inc. *	27,098	2,589,485
The ADT Corp.	54,700	2,296,306
The Dun & Bradstreet Corp.	10,925	1,206,229
TransUnion *	12,100	362,395
Tyco International plc	126,900	4,888,188
Verisk Analytics, Inc. *	47,800	3,708,324
Waste Connections, Inc.	37,900	2,549,912
Waste Management, Inc.	131,077	7,706,017
		54,633,819
Consumer Durables & Apparel 1.6%
Brunswick Corp.	29,300	1,407,279
CalAtlantic Group, Inc.	22,300	721,851
Carter's, Inc.	17,300	1,845,391
Coach, Inc.	89,730	3,613,427
Columbia Sportswear Co.	8,900	521,273
D.R. Horton, Inc.	107,597	3,234,366
Garmin Ltd.	39,886	1,700,340
Hanesbrands, Inc.	121,600	3,530,048
Harman International Industries, Inc.	23,697	1,818,982
Hasbro, Inc.	34,225	2,896,804
Leggett & Platt, Inc.	39,744	1,958,982
Lennar Corp., Class A	60,775	2,753,715
lululemon athletica, Inc. *	34,500	2,261,475
Mattel, Inc.	102,797	3,195,959
Michael Kors Holdings Ltd. *	58,300	3,011,778
Mohawk Industries, Inc. *	19,439	3,744,535
Newell Brands, Inc.	135,813	6,184,924
NIKE, Inc., Class B	423,612	24,967,691
NVR, Inc. *	1,098	1,824,096
Polaris Industries, Inc.	19,200	1,879,296
PulteGroup, Inc.	98,799	1,816,914
PVH Corp.	25,514	2,439,138
Ralph Lauren Corp.	18,395	1,714,598
Skechers U.S.A., Inc., Class A *	40,500	1,338,525
Tempur Sealy International, Inc. *	18,900	1,146,663
Toll Brothers, Inc. *	50,000	1,365,000
Tupperware Brands Corp.	14,700	853,629
Under Armour, Inc., Class A *	56,200	2,469,428
Under Armour, Inc., Class C *	56,200	2,292,960
VF Corp.	103,828	6,546,355
Vista Outdoor, Inc. *	19,400	930,812
Whirlpool Corp.	24,515	4,269,042
		100,255,276

8    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 2.2%
Aramark	65,800	2,204,958
Bright Horizons Family Solutions, Inc. *	12,900	846,498
Brinker International, Inc.	17,700	819,864
Buffalo Wild Wings, Inc. *	6,100	815,326
Carnival Corp.	140,760	6,904,278
Chipotle Mexican Grill, Inc. *	8,750	3,683,487
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,185,921
Darden Restaurants, Inc.	34,165	2,126,771
Domino's Pizza, Inc.	16,000	1,934,080
Dunkin' Brands Group, Inc.	28,000	1,302,000
Extended Stay America, Inc.	15,000	234,750
H&R Block, Inc.	75,198	1,522,008
Hilton Worldwide Holdings, Inc.	164,800	3,633,840
Jack in the Box, Inc.	12,400	837,620
Las Vegas Sands Corp.	117,163	5,289,909
Marriott International, Inc., Class A (b)	59,875	4,196,639
McDonald's Corp.	284,336	35,965,661
MGM Resorts International *	147,287	3,137,213
Norwegian Cruise Line Holdings Ltd. *	48,900	2,390,721
Panera Bread Co., Class A *	7,000	1,501,430
Royal Caribbean Cruises Ltd.	52,391	4,055,063
Service Corp. International	63,100	1,682,877
ServiceMaster Global Holdings, Inc. *	41,700	1,597,944
Six Flags Entertainment Corp.	24,400	1,465,220
Starbucks Corp.	463,354	26,054,395
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,465,899
Texas Roadhouse, Inc.	19,700	802,184
The Wendy's Co.	60,900	661,374
Vail Resorts, Inc.	11,800	1,529,752
Wyndham Worldwide Corp.	34,917	2,477,361
Wynn Resorts Ltd. (b)	24,842	2,193,549
Yum! Brands, Inc.	131,576	10,468,187
		137,986,779
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	17,859	3,041,745
Ally Financial, Inc. *	138,400	2,464,904
American Express Co.	255,877	16,742,032
Ameriprise Financial, Inc.	53,057	5,088,166
Berkshire Hathaway, Inc., Class B *	584,412	85,020,258
BlackRock, Inc.	39,665	14,133,829
Capital One Financial Corp.	164,453	11,904,753
CBOE Holdings, Inc.	25,400	1,573,784
CME Group, Inc.	105,380	9,685,476
Credit Acceptance Corp. *	3,200	628,064
Discover Financial Services	134,724	7,580,919
E*TRADE Financial Corp. *	86,290	2,172,782
Eaton Vance Corp.	39,084	1,349,571
FactSet Research Systems, Inc.	12,900	1,944,675
Federated Investors, Inc., Class B	30,200	954,320
Franklin Resources, Inc.	114,858	4,288,798
Intercontinental Exchange, Inc.	36,710	8,811,501
Invesco Ltd.	135,190	4,192,242
Security	Number of Shares	Value ($)
Lazard Ltd., Class A	40,900	1,474,445
Legg Mason, Inc.	31,214	1,002,282
LendingClub Corp. *	63,200	499,280
Leucadia National Corp.	101,178	1,687,649
LPL Financial Holdings, Inc. (b)	26,200	691,680
MarketAxess Holdings, Inc.	11,500	1,411,740
Moody's Corp.	53,326	5,104,365
Morgan Stanley	478,548	12,949,509
Morningstar, Inc.	5,400	449,280
MSCI, Inc.	29,450	2,236,433
Nasdaq, Inc.	36,337	2,242,356
Navient Corp.	102,900	1,406,643
Northern Trust Corp.	65,976	4,689,574
OneMain Holdings, Inc. *	12,500	397,750
Raymond James Financial, Inc.	39,649	2,068,488
S&P Global, Inc.	84,736	9,054,042
Santander Consumer USA Holdings, Inc. *	31,700	417,489
SEI Investments Co.	42,148	2,026,476
State Street Corp.	124,450	7,753,235
Synchrony Financial *	257,300	7,865,661
T. Rowe Price Group, Inc.	76,550	5,763,449
TD Ameritrade Holding Corp.	87,231	2,602,101
The Bank of New York Mellon Corp.	335,996	13,520,479
The Charles Schwab Corp. (a)	375,265	10,661,279
The Goldman Sachs Group, Inc.	123,132	20,207,192
Voya Financial, Inc.	69,800	2,266,406
		302,027,102
Energy 6.7%
Anadarko Petroleum Corp.	159,148	8,396,648
Apache Corp.	118,700	6,457,280
Baker Hughes, Inc.	135,606	6,557,906
Cabot Oil & Gas Corp.	145,596	3,406,946
Cheniere Energy, Inc. *	74,900	2,912,112
Chevron Corp.	588,537	60,136,711
Cimarex Energy Co.	29,115	3,170,041
Columbia Pipeline Group, Inc.	118,480	3,035,458
Concho Resources, Inc. *	41,200	4,786,204
ConocoPhillips	385,266	18,411,862
Continental Resources, Inc. *	25,800	961,308
Core Laboratories N.V. (b)	13,300	1,777,678
CVR Energy, Inc.	8,700	211,236
Devon Energy Corp.	162,382	5,631,408
Diamondback Energy, Inc. *	21,800	1,887,444
EOG Resources, Inc.	173,204	14,310,115
EQT Corp.	51,600	3,617,160
Exxon Mobil Corp.	1,301,963	115,093,529
FMC Technologies, Inc. *	72,568	2,212,598
Gulfport Energy Corp. *	32,500	1,017,250
Halliburton Co.	280,788	11,599,352
Helmerich & Payne, Inc.	31,392	2,075,639
Hess Corp.	84,123	5,015,413
HollyFrontier Corp.	58,600	2,086,160
Kinder Morgan, Inc.	566,917	10,068,446
Marathon Oil Corp.	267,696	3,771,837
Marathon Petroleum Corp.	164,600	6,432,568
Memorial Resource Development Corp. *	22,800	298,224
Murphy Oil Corp.	49,944	1,784,999

See financial notes    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
National Oilwell Varco, Inc.	119,426	4,304,113
Newfield Exploration Co. *	63,666	2,307,893
Noble Energy, Inc.	134,622	4,861,200
Occidental Petroleum Corp.	244,916	18,772,811
Oceaneering International, Inc.	28,900	1,059,185
ONEOK, Inc.	66,824	2,415,688
PBF Energy, Inc., Class A	30,000	965,400
Phillips 66	146,400	12,020,904
Pioneer Natural Resources Co.	49,711	8,256,997
Range Resources Corp.	53,928	2,378,764
Schlumberger Ltd.	431,405	34,659,078
Southwestern Energy Co. *	121,188	1,627,555
Spectra Energy Corp.	209,421	6,548,595
Tesoro Corp.	36,712	2,925,579
The Williams Cos., Inc.	214,321	4,155,684
Valero Energy Corp.	149,520	8,802,242
Weatherford International plc *	129,600	1,053,648
Western Refining, Inc.	18,800	503,088
World Fuel Services Corp.	24,500	1,144,885
		425,886,841
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	12,200	1,366,400
Costco Wholesale Corp.	136,259	20,184,046
CVS Health Corp.	342,511	34,422,356
Rite Aid Corp. *	319,300	2,570,365
Sprouts Farmers Market, Inc. *	50,300	1,411,921
Sysco Corp.	164,130	7,561,469
The Kroger Co.	307,226	10,872,728
Wal-Mart Stores, Inc.	491,627	32,875,097
Walgreens Boots Alliance, Inc.	268,969	21,323,862
Whole Foods Market, Inc.	101,332	2,946,735
		135,534,979
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	611,705	38,360,021
Archer-Daniels-Midland Co.	181,805	7,261,292
Blue Buffalo Pet Products, Inc. *	6,900	170,844
Brown-Forman Corp., Class A	8,900	923,019
Brown-Forman Corp., Class B	32,180	3,099,578
Bunge Ltd.	45,892	2,868,250
Campbell Soup Co.	53,858	3,323,577
Coca-Cola Enterprises, Inc.	67,972	3,567,171
ConAgra Foods, Inc.	136,097	6,064,482
Constellation Brands, Inc., Class A	54,132	8,447,840
Dr Pepper Snapple Group, Inc.	57,920	5,265,507
Flowers Foods, Inc.	56,925	1,090,683
General Mills, Inc.	183,700	11,268,158
Hormel Foods Corp.	88,188	3,399,647
Ingredion, Inc.	21,800	2,508,962
Kellogg Co.	79,931	6,139,500
Lancaster Colony Corp.	5,700	664,050
McCormick & Co., Inc. - Non Voting Shares	35,254	3,306,120
Mead Johnson Nutrition Co.	58,800	5,124,420
Molson Coors Brewing Co., Class B	58,272	5,572,551
Mondelez International, Inc., Class A	487,564	20,945,749
Monster Beverage Corp. *	45,900	6,619,698
PepsiCo, Inc.	452,385	46,577,560
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	484,865	47,574,954
Pilgrim's Pride Corp. *	15,000	403,650
Pinnacle Foods, Inc.	36,500	1,554,535
Post Holdings, Inc. *	19,200	1,379,328
Reynolds American, Inc.	255,692	12,682,323
Seaboard Corp. *	105	315,315
Snyder's-Lance, Inc.	28,800	920,736
The Coca-Cola Co.	1,216,648	54,505,830
The Hain Celestial Group, Inc. *	29,400	1,230,684
The Hershey Co.	45,564	4,242,464
The JM Smucker Co.	36,901	4,685,689
The Kraft Heinz Co.	187,600	14,645,932
The WhiteWave Foods Co. *	55,779	2,242,874
TreeHouse Foods, Inc. *	17,300	1,529,320
Tyson Foods, Inc., Class A	89,659	5,901,355
Vector Group Ltd.	25,700	555,120
		346,938,788
Health Care Equipment & Services 5.2%
Abbott Laboratories	461,046	17,934,689
ABIOMED, Inc. *	12,100	1,175,394
Acadia Healthcare Co., Inc. *	23,500	1,484,965
Aetna, Inc.	110,234	12,375,971
Alere, Inc. *	24,700	963,300
Align Technology, Inc. *	23,400	1,689,246
Allscripts Healthcare Solutions, Inc. *	58,200	779,880
AmerisourceBergen Corp.	61,220	5,209,822
Amsurg Corp. *	16,900	1,368,562
Anthem, Inc.	81,423	11,461,916
athenahealth, Inc. *	12,000	1,599,600
Baxter International, Inc.	170,825	7,553,881
Becton, Dickinson & Co.	66,707	10,757,171
Boston Scientific Corp. *	411,407	9,018,041
Brookdale Senior Living, Inc. *	58,000	1,070,680
C.R. Bard, Inc.	23,600	5,007,212
Cardinal Health, Inc.	104,710	8,215,547
Centene Corp. *	54,276	3,362,941
Cerner Corp. *	94,504	5,305,455
Cigna Corp.	78,854	10,924,433
DaVita HealthCare Partners, Inc. *	53,450	3,949,955
DENTSPLY SIRONA, Inc.	76,190	4,540,924
DexCom, Inc. *	25,900	1,667,442
Edwards Lifesciences Corp. *	65,384	6,944,435
Envision Healthcare Holdings, Inc. *	57,400	1,298,962
Express Scripts Holding Co. *	207,389	15,290,791
HCA Holdings, Inc. *	95,600	7,707,272
HealthSouth Corp.	27,400	1,136,004
Henry Schein, Inc. *	25,919	4,372,535
Hill-Rom Holdings, Inc.	17,300	836,455
Hologic, Inc. *	76,970	2,585,422
Humana, Inc.	46,391	8,214,454
IDEXX Laboratories, Inc. *	29,996	2,530,163
IMS Health Holdings, Inc. *	44,600	1,188,144
Intuitive Surgical, Inc. *	11,841	7,416,729
Laboratory Corp. of America Holdings *	30,368	3,805,718
LifePoint Health, Inc. *	13,800	932,328
LivaNova plc *	13,000	685,490
McKesson Corp.	70,347	11,805,634
MEDNAX, Inc. *	28,208	2,010,948

10    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Medtronic plc	438,922	34,740,676
Molina Healthcare, Inc. *	12,900	667,704
Patterson Cos., Inc.	22,600	979,710
Quest Diagnostics, Inc.	42,747	3,213,292
ResMed, Inc.	43,716	2,439,353
St. Jude Medical, Inc.	87,455	6,664,071
STERIS plc	28,000	1,978,760
Stryker Corp.	97,854	10,667,065
Team Health Holdings, Inc. *	22,500	941,175
Teleflex, Inc.	13,846	2,156,930
Tenet Healthcare Corp. *	33,425	1,059,238
The Cooper Cos., Inc.	14,400	2,204,352
UnitedHealth Group, Inc.	297,792	39,213,251
Universal Health Services, Inc., Class B	27,874	3,726,196
Varian Medical Systems, Inc. *	31,371	2,546,698
VCA, Inc. *	26,300	1,656,111
WellCare Health Plans, Inc. *	14,100	1,268,859
West Pharmaceutical Services, Inc.	22,500	1,602,000
Zimmer Biomet Holdings, Inc.	57,012	6,600,279
		330,504,231
Household & Personal Products 1.9%
Church & Dwight Co., Inc.	40,394	3,744,524
Colgate-Palmolive Co.	278,654	19,762,141
Edgewell Personal Care Co.	19,900	1,633,193
Herbalife Ltd. *(b)	20,100	1,164,795
Kimberly-Clark Corp.	113,204	14,172,009
Spectrum Brands Holdings, Inc.	8,200	931,520
The Clorox Co.	39,425	4,937,193
The Estee Lauder Cos., Inc., Class A	68,068	6,525,679
The Procter & Gamble Co.	841,119	67,390,454
		120,261,508
Insurance 3.0%
Aflac, Inc.	133,713	9,222,186
Alleghany Corp. *	5,186	2,703,358
Allied World Assurance Co. Holdings AG	24,700	878,826
American Financial Group, Inc.	21,805	1,506,944
American International Group, Inc.	361,276	20,166,426
American National Insurance Co.	3,100	359,972
AmTrust Financial Services, Inc.	19,600	487,060
Aon plc	85,303	8,967,051
Arch Capital Group Ltd. *	37,000	2,608,130
Arthur J. Gallagher & Co.	61,120	2,813,965
Aspen Insurance Holdings Ltd.	17,400	806,490
Assurant, Inc.	19,192	1,623,068
Assured Guaranty Ltd.	41,600	1,076,192
Axis Capital Holdings Ltd.	27,862	1,484,209
Brown & Brown, Inc.	39,476	1,386,002
Chubb Ltd.	142,702	16,818,858
Cincinnati Financial Corp.	48,417	3,196,006
CNA Financial Corp.	9,150	289,140
CNO Financial Group, Inc.	56,800	1,043,416
Endurance Specialty Holdings Ltd.	18,100	1,158,038
Erie Indemnity Co., Class A	8,285	782,021
Everest Re Group Ltd.	12,720	2,351,928
First American Financial Corp.	31,600	1,138,232
Security	Number of Shares	Value ($)
FNF Group	88,169	2,812,591
Lincoln National Corp.	78,159	3,396,009
Loews Corp.	82,358	3,267,966
Markel Corp. *	4,447	3,998,342
Marsh & McLennan Cos., Inc.	161,020	10,168,413
MetLife, Inc.	339,644	15,317,944
Old Republic International Corp.	70,509	1,303,712
Principal Financial Group, Inc.	88,009	3,756,224
ProAssurance Corp.	15,100	720,723
Prudential Financial, Inc.	137,597	10,683,031
Reinsurance Group of America, Inc.	19,510	1,857,742
RenaissanceRe Holdings Ltd.	13,907	1,542,425
RLI Corp.	11,300	702,634
The Allstate Corp.	119,698	7,786,355
The Hanover Insurance Group, Inc.	12,800	1,097,728
The Hartford Financial Services Group, Inc.	124,095	5,507,336
The Progressive Corp.	181,542	5,918,269
The Travelers Cos., Inc.	94,147	10,346,755
Torchmark Corp.	33,597	1,944,930
Unum Group	78,214	2,675,701
Validus Holdings Ltd.	25,509	1,175,710
W. R. Berkley Corp.	32,225	1,804,600
White Mountains Insurance Group Ltd.	1,813	1,504,790
Willis Towers Watson plc	42,266	5,279,023
XL Group plc	93,067	3,046,083
		190,482,554
Materials 3.1%
Air Products & Chemicals, Inc.	61,778	9,012,792
Airgas, Inc.	19,351	2,756,356
Albemarle Corp.	46,839	3,098,868
Alcoa, Inc.	407,520	4,551,998
AptarGroup, Inc.	18,200	1,383,200
Ashland, Inc.	20,300	2,265,480
Avery Dennison Corp.	26,560	1,928,522
Axalta Coating Systems Ltd. *	41,600	1,184,352
Ball Corp.	48,876	3,488,769
Bemis Co., Inc.	28,149	1,412,517
Berry Plastics Group, Inc. *	36,100	1,300,322
Celanese Corp., Series A	44,643	3,156,260
CF Industries Holdings, Inc.	74,560	2,465,699
Crown Holdings, Inc. *	39,776	2,106,537
E.I. du Pont de Nemours & Co.	273,217	18,007,733
Eastman Chemical Co.	45,762	3,495,302
Ecolab, Inc.	83,128	9,558,058
FMC Corp.	43,504	1,881,983
Freeport-McMoRan, Inc.	281,157	3,936,198
Graphic Packaging Holding Co.	104,500	1,387,760
International Flavors & Fragrances, Inc.	24,408	2,916,024
International Paper Co.	126,807	5,486,939
LyondellBasell Industries N.V., Class A	111,800	9,242,506
Martin Marietta Materials, Inc.	21,449	3,629,814
Monsanto Co.	136,534	12,790,505
NewMarket Corp.	2,800	1,136,968
Newmont Mining Corp.	162,928	5,697,592
Nucor Corp.	99,976	4,976,805
Packaging Corp. of America	29,030	1,883,466

See financial notes    11

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	81,712	9,020,188
Praxair, Inc.	89,328	10,492,467
Reliance Steel & Aluminum Co.	19,922	1,473,630
RPM International, Inc.	44,600	2,253,638
Sealed Air Corp.	58,102	2,751,711
Sensient Technologies Corp.	13,500	907,875
Silgan Holdings, Inc.	10,200	517,548
Sonoco Products Co.	33,970	1,592,853
Steel Dynamics, Inc.	74,400	1,875,624
The Dow Chemical Co.	350,256	18,426,968
The Mosaic Co.	106,995	2,994,790
The Scotts Miracle-Gro Co., Class A	14,668	1,038,201
The Sherwin-Williams Co.	23,890	6,863,836
The Valspar Corp.	24,346	2,597,475
Vulcan Materials Co.	40,825	4,393,995
W.R. Grace & Co. *	21,500	1,648,620
Westlake Chemical Corp.	14,000	702,660
WestRock Co.	77,542	3,245,133
		198,936,537
Media 3.3%
AMC Networks, Inc., Class A *	19,500	1,271,985
Cablevision Systems Corp., Class A	65,910	2,200,735
CBS Corp., Class B - Non Voting Shares	129,005	7,212,670
Charter Communications, Inc., Class A *(b)	23,900	5,072,536
Cinemark Holdings, Inc.	34,600	1,198,890
Comcast Corp., Class A	760,023	46,178,998
Discovery Communications, Inc., Class A *	47,200	1,289,032
Discovery Communications, Inc., Class C *	74,700	2,000,466
DISH Network Corp., Class A *	67,372	3,320,766
Liberty Braves Group, Class A *	3,044	47,608
Liberty Braves Group, Class C *	6,270	93,548
Liberty Broadband Corp., Class C *	20,700	1,185,075
Liberty Global plc, Class A *	79,241	2,989,763
Liberty Global plc, Series C *	185,072	6,773,635
Liberty Media Group, Class A *	7,611	139,281
Liberty Media Group, Class C *	15,675	282,150
Liberty SiriusXM Group, Class A *	30,446	997,715
Liberty SiriusXM Group, Class C *	62,700	2,007,654
Lions Gate Entertainment Corp.	26,400	586,080
Live Nation Entertainment, Inc. *	45,500	977,340
News Corp., Class A	118,782	1,475,273
News Corp., Class B	31,600	409,536
Omnicom Group, Inc.	73,888	6,130,487
Scripps Networks Interactive, Inc., Class A	30,900	1,926,615
Sirius XM Holdings, Inc. *	688,800	2,720,760
Starz, Class A *	25,100	682,971
TEGNA, Inc.	73,854	1,725,230
The Interpublic Group of Cos., Inc.	127,164	2,917,142
The Madison Square Garden Co., Class A *	6,933	1,088,342
The Walt Disney Co.	470,260	48,559,048
Time Warner Cable, Inc.	87,736	18,609,683
Time Warner, Inc.	244,680	18,385,255
Tribune Media Co., Class A	23,200	894,360
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	353,928	10,709,861
Twenty-First Century Fox, Inc., Class B	129,000	3,885,480
Viacom, Inc., Class B	106,546	4,357,731
		210,303,701
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	505,126	30,812,686
ACADIA Pharmaceuticals, Inc. *	24,700	797,810
Agilent Technologies, Inc.	99,131	4,056,441
Akorn, Inc. *	23,300	592,985
Alexion Pharmaceuticals, Inc. *	70,304	9,791,941
Alkermes plc *	44,700	1,776,825
Allergan plc *	123,377	26,718,523
Alnylam Pharmaceuticals, Inc. *	22,100	1,481,584
Amgen, Inc.	235,202	37,232,477
Anacor Pharmaceuticals, Inc. *	13,600	853,264
Baxalta, Inc.	213,225	8,944,789
Bio-Rad Laboratories, Inc., Class A *	6,900	978,765
Bio-Techne Corp.	12,563	1,170,620
Biogen, Inc. *	68,855	18,934,436
BioMarin Pharmaceutical, Inc. *	49,600	4,200,128
Bristol-Myers Squibb Co.	521,839	37,666,339
Bruker Corp.	33,900	959,370
Catalent, Inc. *	29,900	882,947
Celgene Corp. *	245,440	25,380,950
Charles River Laboratories International, Inc. *	14,400	1,141,488
Eli Lilly & Co.	305,871	23,102,437
Endo International plc *	40,428	1,091,556
Gilead Sciences, Inc.	426,544	37,625,446
Horizon Pharma plc *	44,800	688,576
Illumina, Inc. *	45,900	6,196,041
Impax Laboratories, Inc. *	20,300	677,005
Incyte Corp. *	51,800	3,743,586
Intrexon Corp. *(b)	15,000	400,950
Ionis Pharmaceuticals, Inc. *	37,300	1,528,181
Jazz Pharmaceuticals plc *	19,200	2,893,440
Johnson & Johnson	861,087	96,510,631
Juno Therapeutics, Inc. *	21,500	904,935
Kite Pharma, Inc. *	12,800	592,384
Mallinckrodt plc *	35,320	2,208,206
Medivation, Inc. *	48,600	2,809,080
Merck & Co., Inc.	863,818	47,371,779
Mettler-Toledo International, Inc. *	8,800	3,149,960
Mylan N.V. *	127,600	5,322,196
Myriad Genetics, Inc. *	21,000	756,000
Neurocrine Biosciences, Inc. *	24,300	1,107,594
OPKO Health, Inc. *(b)	101,700	1,093,275
Pacira Pharmaceuticals, Inc. *	11,300	611,443
PAREXEL International Corp. *	17,300	1,057,030
PerkinElmer, Inc.	32,300	1,628,566
Perrigo Co., plc	45,400	4,388,818
Pfizer, Inc.	1,909,351	62,454,871
PRA Health Sciences, Inc. *	6,800	322,660
Prestige Brands Holdings, Inc. *	16,300	925,514
Quintiles Transnational Holdings, Inc. *	29,500	2,037,565
Regeneron Pharmaceuticals, Inc. *	24,400	9,191,724

12    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seattle Genetics, Inc. *	33,600	1,192,128
The Medicines Co. *	21,500	765,185
Thermo Fisher Scientific, Inc.	123,798	17,857,862
Ultragenyx Pharmaceutical, Inc. *	10,900	737,058
United Therapeutics Corp. *	14,100	1,483,320
Vertex Pharmaceuticals, Inc. *	77,612	6,545,796
VWR Corp. *	12,900	343,656
Waters Corp. *	25,000	3,254,000
Zoetis, Inc.	144,700	6,805,241
		575,750,063
Real Estate 3.9%
Alexandria Real Estate Equities, Inc.	24,500	2,277,275
American Campus Communities, Inc.	44,400	1,986,900
American Capital Agency Corp.	108,300	1,989,471
American Homes 4 Rent, Class A	67,200	1,063,104
American Tower Corp.	133,189	13,968,862
Annaly Capital Management, Inc.	304,600	3,173,932
Apartment Investment & Management Co., Class A	49,418	1,979,685
Apple Hospitality REIT, Inc. (b)	46,300	876,459
AvalonBay Communities, Inc.	41,849	7,398,485
Boston Properties, Inc.	47,905	6,173,038
Brixmor Property Group, Inc.	53,700	1,355,925
Camden Property Trust	26,864	2,168,731
CBRE Group, Inc., Class A *	84,537	2,504,831
Columbia Property Trust, Inc.	35,400	789,420
Communications Sales & Leasing, Inc.	36,400	845,572
Corrections Corp. of America	38,004	1,156,082
Crown Castle International Corp.	104,627	9,089,994
CubeSmart	50,100	1,483,461
DCT Industrial Trust, Inc.	27,600	1,114,212
DDR Corp.	91,800	1,606,500
Digital Realty Trust, Inc.	45,100	3,967,898
Douglas Emmett, Inc.	47,600	1,544,620
Duke Realty Corp.	104,537	2,286,224
EPR Properties	17,000	1,119,960
Equinix, Inc.	21,262	7,023,902
Equity Commonwealth *	40,300	1,124,773
Equity LifeStyle Properties, Inc.	23,400	1,602,666
Equity One, Inc.	30,800	871,640
Equity Residential	111,372	7,581,092
Essex Property Trust, Inc.	20,929	4,613,798
Extra Space Storage, Inc.	40,600	3,448,970
Federal Realty Investment Trust	21,596	3,284,320
Forest City Realty Trust, Inc., Class A	61,800	1,284,204
Gaming & Leisure Properties, Inc.	32,000	1,049,280
General Growth Properties, Inc.	175,800	4,927,674
Gramercy Property Trust	124,300	1,052,821
HCP, Inc.	144,480	4,887,758
Healthcare Realty Trust, Inc.	28,600	866,008
Healthcare Trust of America, Inc., Class A	36,800	1,063,152
Highwoods Properties, Inc.	31,600	1,476,668
Hospitality Properties Trust	52,081	1,332,753
Host Hotels & Resorts, Inc.	240,139	3,798,999
Iron Mountain, Inc.	61,866	2,259,965
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	14,800	1,704,516
Kilroy Realty Corp.	27,700	1,795,237
Kimco Realty Corp.	126,531	3,558,052
Lamar Advertising Co., Class A	26,170	1,623,587
Liberty Property Trust	46,304	1,616,010
Mid-America Apartment Communities, Inc.	23,900	2,287,469
National Retail Properties, Inc.	43,000	1,881,680
Omega Healthcare Investors, Inc.	51,900	1,752,663
Outfront Media, Inc.	42,500	921,825
Paramount Group, Inc.	48,500	809,950
Piedmont Office Realty Trust, Inc., Class A	72,100	1,435,511
Post Properties, Inc.	17,000	975,120
Prologis, Inc.	162,080	7,360,053
Public Storage	45,509	11,141,058
Realogy Holdings Corp. *	43,650	1,560,051
Realty Income Corp.	76,400	4,522,880
Regency Centers Corp.	30,582	2,253,893
Retail Properties of America, Inc., Class A	70,000	1,119,300
Senior Housing Properties Trust	69,500	1,221,810
Simon Property Group, Inc.	97,150	19,543,665
SL Green Realty Corp.	31,851	3,346,903
Sovran Self Storage, Inc.	12,700	1,348,994
Spirit Realty Capital, Inc.	146,700	1,676,781
Starwood Property Trust, Inc.	77,200	1,494,592
STORE Capital Corp.	39,500	1,013,965
Sun Communities, Inc.	15,500	1,051,985
Tanger Factory Outlet Centers, Inc.	30,900	1,083,972
Taubman Centers, Inc.	19,800	1,375,110
The Howard Hughes Corp. *	11,500	1,209,455
The Macerich Co.	40,745	3,099,880
Two Harbors Investment Corp.	117,200	917,676
UDR, Inc.	85,262	2,977,349
Ventas, Inc.	102,229	6,350,465
VEREIT, Inc.	288,200	2,559,216
Vornado Realty Trust	54,334	5,201,394
Weingarten Realty Investors	32,102	1,185,206
Welltower, Inc.	111,421	7,734,846
Weyerhaeuser Co.	243,126	7,809,207
WP Carey, Inc.	29,500	1,802,155
		247,794,565
Retailing 5.2%
Advance Auto Parts, Inc.	22,622	3,531,294
Amazon.com, Inc. *	120,441	79,441,679
American Eagle Outfitters, Inc.	54,400	778,464
AutoNation, Inc. *	26,166	1,325,308
AutoZone, Inc. *	9,533	7,294,938
Bed Bath & Beyond, Inc. *	51,220	2,418,608
Best Buy Co., Inc.	85,826	2,753,298
Burlington Stores, Inc. *	26,100	1,486,917
Cabela's, Inc. *	15,100	787,465
CarMax, Inc. *	61,400	3,251,130
CST Brands, Inc.	25,900	978,243
Dick's Sporting Goods, Inc.	26,700	1,237,278
Dollar General Corp.	88,900	7,281,799
Dollar Tree, Inc. *	71,418	5,692,729
Expedia, Inc.	36,404	4,214,491
Foot Locker, Inc.	40,809	2,507,305

See financial notes    13

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
GameStop Corp., Class A (b)	31,900	1,046,320
Genuine Parts Co.	45,830	4,398,305
HSN, Inc.	9,400	498,482
Kohl's Corp.	56,465	2,501,399
L Brands, Inc.	78,823	6,171,053
Liberty Interactive Corp., QVC Group, Class A *	147,708	3,869,950
Liberty Ventures, Series A *	44,681	1,787,240
LKQ Corp. *	99,600	3,192,180
Lowe's Cos., Inc.	284,436	21,622,825
Macy's, Inc.	93,676	3,708,633
Netflix, Inc. *	134,800	12,136,044
Nordstrom, Inc.	41,600	2,127,008
O'Reilly Automotive, Inc. *	30,466	8,002,809
Office Depot, Inc. *	154,900	910,812
Penske Automotive Group, Inc.	15,300	598,689
Pool Corp.	13,000	1,136,330
Ross Stores, Inc.	127,624	7,246,491
Sally Beauty Holdings, Inc. *	50,000	1,570,000
Signet Jewelers Ltd.	24,300	2,638,008
Staples, Inc.	197,970	2,019,294
Target Corp.	190,562	15,149,679
The Gap, Inc.	72,255	1,674,871
The Home Depot, Inc.	396,635	53,105,460
The Michaels Cos., Inc. *	24,100	685,163
The Priceline Group, Inc. *	15,546	20,888,538
The TJX Cos., Inc.	207,290	15,716,728
Tiffany & Co.	33,573	2,395,433
Tractor Supply Co.	41,400	3,918,924
TripAdvisor, Inc. *	33,200	2,144,388
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	4,144,772
Urban Outfitters, Inc. *	27,996	848,839
Williams-Sonoma, Inc.	25,300	1,487,134
		334,322,747
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	95,674	5,388,360
Applied Materials, Inc.	354,889	7,264,578
Broadcom Ltd.	115,770	16,873,477
Cavium, Inc. *	17,300	854,101
Cree, Inc. *	27,100	664,221
Cypress Semiconductor Corp.	105,500	952,665
First Solar, Inc. *	25,800	1,440,672
Integrated Device Technology, Inc. *	47,100	908,088
Intel Corp.	1,472,780	44,595,778
KLA-Tencor Corp.	47,638	3,331,802
Lam Research Corp.	48,319	3,691,572
Linear Technology Corp.	77,466	3,445,688
Marvell Technology Group Ltd.	85,162	849,917
Maxim Integrated Products, Inc.	93,500	3,339,820
Microchip Technology, Inc.	68,648	3,335,606
Micron Technology, Inc. *	333,400	3,584,050
Microsemi Corp. *	35,700	1,206,303
NVIDIA Corp.	156,999	5,578,174
ON Semiconductor Corp. *	126,800	1,200,796
Qorvo, Inc. *	40,100	1,805,703
QUALCOMM, Inc.	468,578	23,672,561
Skyworks Solutions, Inc.	59,900	4,002,518
SunPower Corp. *(b)	17,300	348,422
Synaptics, Inc. *	11,400	815,670
Security	Number of Shares	Value ($)
Teradyne, Inc.	62,600	1,183,766
Texas Instruments, Inc.	314,775	17,954,766
Xilinx, Inc.	78,605	3,386,303
		161,675,377
Software & Services 11.8%
Accenture plc, Class A	195,400	22,064,568
Activision Blizzard, Inc.	157,838	5,440,676
Adobe Systems, Inc. *	155,313	14,633,591
Akamai Technologies, Inc. *	55,509	2,830,404
Alliance Data Systems Corp. *	17,871	3,633,353
Alphabet, Inc., Class A *	91,788	64,974,889
Alphabet, Inc., Class C *	93,332	64,680,009
Amdocs Ltd.	46,200	2,612,148
ANSYS, Inc. *	27,400	2,487,098
Aspen Technology, Inc. *	24,400	927,932
Autodesk, Inc. *	69,872	4,179,743
Automatic Data Processing, Inc.	143,151	12,660,274
Blackbaud, Inc.	13,800	852,426
Booz Allen Hamilton Holding Corp.	38,600	1,064,202
Broadridge Financial Solutions, Inc.	36,400	2,178,176
CA, Inc.	88,681	2,630,279
Cadence Design Systems, Inc. *	92,587	2,147,093
CDK Global, Inc.	51,400	2,445,098
Citrix Systems, Inc. *	48,200	3,944,688
Cognizant Technology Solutions Corp., Class A *	191,832	11,197,234
Computer Sciences Corp.	42,331	1,402,426
CoreLogic, Inc. *	26,700	947,316
CoStar Group, Inc. *	10,600	2,091,486
CSRA, Inc.	42,331	1,098,913
DST Systems, Inc.	10,980	1,325,066
eBay, Inc. *	336,070	8,210,190
Electronic Arts, Inc. *	98,381	6,084,865
EPAM Systems, Inc. *	12,900	940,797
Euronet Worldwide, Inc. *	15,400	1,187,340
Facebook, Inc., Class A *	716,300	84,222,554
Fair Isaac Corp.	9,300	992,403
Fidelity National Information Services, Inc.	84,108	5,534,306
First Data Corp., Class A *	54,300	618,477
Fiserv, Inc. *	70,978	6,935,970
FleetCor Technologies, Inc. *	24,100	3,727,788
Fortinet, Inc. *	44,600	1,449,946
Gartner, Inc. *	26,400	2,301,288
Genpact Ltd. *	44,550	1,242,500
Global Payments, Inc.	47,099	3,399,619
Guidewire Software, Inc. *	21,100	1,202,067
IAC/InterActiveCorp	25,730	1,192,328
International Business Machines Corp.	275,740	40,241,496
Intuit, Inc.	82,344	8,307,686
j2 Global, Inc.	13,800	876,576
Jack Henry & Associates, Inc.	24,200	1,960,926
Leidos Holdings, Inc.	19,500	967,395
LinkedIn Corp., Class A *	35,900	4,498,629
Manhattan Associates, Inc. *	24,200	1,465,068
MasterCard, Inc., Class A	305,410	29,621,716
MAXIMUS, Inc.	21,300	1,126,770
Microsoft Corp.	2,470,038	123,180,795
NetSuite, Inc. *	9,800	794,192

14    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	79,800	1,370,964
Oracle Corp.	988,410	39,398,023
Paychex, Inc.	102,528	5,343,759
PayPal Holdings, Inc. *	348,370	13,649,137
PTC, Inc. *	39,700	1,447,462
Rackspace Hosting, Inc. *	35,200	805,024
Red Hat, Inc. *	57,283	4,202,854
Sabre Corp.	65,300	1,890,435
salesforce.com, Inc. *	194,940	14,776,452
ServiceNow, Inc. *	45,800	3,273,784
Splunk, Inc. *	37,800	1,964,844
SS&C Technologies Holdings, Inc.	24,500	1,498,175
Symantec Corp.	196,689	3,273,888
Synopsys, Inc. *	48,700	2,314,224
Syntel, Inc. *	11,300	480,589
Tableau Software, Inc., Class A *	17,200	889,240
Take-Two Interactive Software, Inc. *	25,200	861,336
Teradata Corp. *	35,844	906,853
The Ultimate Software Group, Inc. *	8,900	1,749,651
The Western Union Co.	163,440	3,268,800
Total System Services, Inc.	55,100	2,817,814
Twitter, Inc. *	131,600	1,923,992
Tyler Technologies, Inc. *	9,300	1,361,613
Vantiv, Inc., Class A *	51,300	2,797,902
VeriSign, Inc. *	29,605	2,557,872
Visa, Inc., Class A	601,900	46,490,756
VMware, Inc., Class A *(b)	24,100	1,371,531
WEX, Inc. *	13,100	1,237,819
Workday, Inc., Class A *	34,300	2,571,814
Xerox Corp.	293,045	2,813,232
Yahoo! Inc. *	274,179	10,034,951
		756,077,565
Technology Hardware & Equipment 4.8%
Amphenol Corp., Class A	92,240	5,149,759
Apple, Inc.	1,730,874	162,252,129
Arista Networks, Inc. *	10,800	719,496
ARRIS International plc *	55,100	1,254,627
Arrow Electronics, Inc. *	28,800	1,788,480
Avnet, Inc.	42,546	1,749,492
Brocade Communications Systems, Inc.	127,300	1,223,353
CDW Corp.	42,900	1,651,650
Cisco Systems, Inc.	1,571,015	43,187,202
Cognex Corp.	26,700	948,651
CommScope Holding Co., Inc. *	37,600	1,143,416
Corning, Inc.	345,763	6,455,395
EMC Corp.	610,124	15,930,338
F5 Networks, Inc. *	23,200	2,430,200
FEI Co.	12,500	1,112,750
FLIR Systems, Inc.	38,200	1,154,022
Harris Corp.	38,807	3,104,948
Hewlett Packard Enterprise Co.	538,668	8,974,209
HP, Inc.	541,668	6,646,266
Ingram Micro, Inc., Class A	43,351	1,515,117
IPG Photonics Corp. *	12,900	1,118,043
Jabil Circuit, Inc.	62,300	1,081,528
Juniper Networks, Inc.	110,994	2,597,260
Keysight Technologies, Inc. *	54,100	1,410,928
Motorola Solutions, Inc.	49,912	3,752,883
Security	Number of Shares	Value ($)
National Instruments Corp.	31,200	860,184
NCR Corp. *	38,744	1,127,063
NetApp, Inc.	88,200	2,085,048
NetScout Systems, Inc. *	30,300	674,478
Palo Alto Networks, Inc. *	22,300	3,364,401
SanDisk Corp.	64,858	4,872,782
Seagate Technology plc	92,137	2,005,823
SYNNEX Corp.	9,300	767,901
TE Connectivity Ltd.	119,000	7,078,120
Trimble Navigation Ltd. *	84,000	2,011,800
VeriFone Systems, Inc. *	35,800	1,018,868
ViaSat, Inc. *	13,600	1,043,120
Western Digital Corp.	71,412	2,918,251
Zebra Technologies Corp., Class A *	16,700	1,044,752
		309,224,733
Telecommunication Services 2.5%
AT&T, Inc.	1,921,041	74,574,812
CenturyLink, Inc.	168,111	5,203,035
Frontier Communications Corp.	338,406	1,881,537
Level 3 Communications, Inc. *	91,920	4,803,739
SBA Communications Corp., Class A *	38,300	3,946,432
Sprint Corp. *(b)	178,164	611,103
T-Mobile US, Inc. *	90,900	3,570,552
Verizon Communications, Inc.	1,272,057	64,798,584
Zayo Group Holdings, Inc. *	12,900	334,884
		159,724,678
Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,732,684
Allegiant Travel Co.	4,100	658,337
AMERCO	2,000	704,000
American Airlines Group, Inc.	191,900	6,657,011
Avis Budget Group, Inc. *	34,800	873,480
C.H. Robinson Worldwide, Inc.	43,348	3,076,408
CSX Corp.	294,626	8,034,451
Delta Air Lines, Inc.	244,400	10,184,148
Expeditors International of Washington, Inc.	59,698	2,961,618
FedEx Corp.	79,528	13,130,868
Genesee & Wyoming, Inc., Class A *	19,900	1,295,689
Hertz Global Holdings, Inc. *	125,000	1,157,500
JB Hunt Transport Services, Inc.	26,491	2,195,574
JetBlue Airways Corp. *	99,400	1,967,126
Kansas City Southern	33,100	3,136,225
Kirby Corp. *	18,900	1,206,198
Macquarie Infrastructure Corp.	23,100	1,626,009
Norfolk Southern Corp.	93,086	8,387,979
Old Dominion Freight Line, Inc. *	19,400	1,281,370
Ryder System, Inc.	16,964	1,169,159
Southwest Airlines Co.	201,388	8,983,919
Spirit Airlines, Inc. *	23,400	1,027,962
Union Pacific Corp.	263,024	22,943,584
United Continental Holdings, Inc. *	114,782	5,258,163
United Parcel Service, Inc., Class B	216,935	22,793,360
		133,442,822

See financial notes    15

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 3.5%
AES Corp.	196,502	2,192,962
AGL Resources, Inc.	38,087	2,508,410
Alliant Energy Corp.	37,400	2,637,448
Ameren Corp.	78,585	3,772,080
American Electric Power Co., Inc.	153,071	9,720,009
American Water Works Co., Inc.	54,500	3,965,420
Aqua America, Inc.	58,917	1,865,312
Atmos Energy Corp.	30,718	2,228,591
Calpine Corp. *	92,500	1,459,650
CenterPoint Energy, Inc.	133,911	2,872,391
CMS Energy Corp.	85,733	3,487,619
Consolidated Edison, Inc.	89,906	6,706,988
Dominion Resources, Inc.	188,608	13,479,814
DTE Energy Co.	55,897	4,983,777
Duke Energy Corp.	213,295	16,803,380
Edison International	99,454	7,032,392
Entergy Corp.	57,362	4,312,475
Eversource Energy	101,312	5,718,049
Exelon Corp.	284,519	9,983,772
FirstEnergy Corp.	127,391	4,151,673
Great Plains Energy, Inc.	52,000	1,623,960
Hawaiian Electric Industries, Inc.	32,000	1,046,080
IDACORP, Inc.	19,800	1,440,054
ITC Holdings Corp.	44,800	1,974,336
MDU Resources Group, Inc.	64,217	1,288,193
National Fuel Gas Co.	28,047	1,556,609
New Jersey Resources Corp.	26,100	931,248
NextEra Energy, Inc.	142,308	16,732,575
NiSource, Inc.	95,880	2,177,435
NorthWestern Corp.	14,000	795,760
NRG Energy, Inc.	108,030	1,631,253
OGE Energy Corp.	66,760	1,975,428
ONE Gas, Inc.	16,000	935,520
PG&E Corp.	158,237	9,209,393
Piedmont Natural Gas Co., Inc.	25,300	1,512,940
Pinnacle West Capital Corp.	32,687	2,374,711
Portland General Electric Co.	27,200	1,080,384
PPL Corp.	211,761	7,970,684
Public Service Enterprise Group, Inc.	156,372	7,213,440
Questar Corp.	48,520	1,216,396
SCANA Corp.	44,531	3,058,834
Sempra Energy	73,678	7,614,621
Southwest Gas Corp.	14,200	921,722
Spire, Inc.	12,900	825,084
TECO Energy, Inc.	73,617	2,044,344
The Southern Co.	291,618	14,610,062
UGI Corp.	50,172	2,018,921
Vectren Corp.	22,800	1,113,780
WEC Energy Group, Inc.	96,477	5,615,926
Westar Energy, Inc.	48,700	2,513,407
WGL Holdings, Inc.	15,100	1,025,139
Xcel Energy, Inc.	160,409	6,421,172
		222,351,623
Total Common Stock
(Cost $2,037,125,229)		6,349,465,187

Security	Number of Shares	Value ($)
Other Investment Companies 0.8% of net assets
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.23% (c)	23,740,682	23,740,682
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	24,104,199	24,104,199
Total Other Investment Companies
(Cost $47,844,881)		47,844,881

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,062,881,288 and the unrealized appreciation and depreciation were $4,388,381,454 and ($53,952,674), respectively, with a net unrealized appreciation of $4,334,428,780.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,395,197.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	280	28,827,400	1,115,377

16    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,981,827,802	2,510,738,263
0.0%	Rights	462,876	411,139
0.0%	Warrants	1,724	1,815
4.4%	Other Investment Company	109,377,623	109,377,623
0.2%	Short-Term Investment	5,599,652	5,599,652
104.4%	Total Investments	2,097,269,677	2,626,128,492
(4.4%)	Other Assets and Liabilities, Net		(110,097,791)
100.0%	Net Assets		2,516,030,701

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	114,100	1,769,691
Cooper Tire & Rubber Co.	90,099	3,112,020
Cooper-Standard Holding, Inc. *	20,200	1,557,622
Dana Holding Corp.	235,129	3,040,218
Dorman Products, Inc. *	40,500	2,178,495
Drew Industries, Inc.	37,000	2,398,710
Federal-Mogul Holdings Corp. *	44,553	411,670
Fox Factory Holding Corp. *	13,900	240,609
Gentherm, Inc. *	55,300	2,031,722
Horizon Global Corp. *	26,800	328,836
Metaldyne Performance Group, Inc.	19,300	307,449
Modine Manufacturing Co. *	73,100	790,211
Motorcar Parts of America, Inc. *	26,200	840,234
Standard Motor Products, Inc.	32,000	1,136,320
Stoneridge, Inc. *	42,600	607,476
Strattec Security Corp.	5,100	269,790
Superior Industries International, Inc.	37,500	979,500
Tenneco, Inc. *	88,228	4,702,552
Tower International, Inc.	30,200	693,090
Winnebago Industries, Inc.	43,600	943,504
		28,339,719
Security	Number of Shares	Value ($)
Banks 11.5%
1st Source Corp.	26,203	902,431
Access National Corp.	8,038	158,027
Allegiance Bancshares, Inc. *	6,000	126,300
American National Bankshares, Inc.	10,700	286,011
Ameris Bancorp	45,500	1,428,700
Ames National Corp.	15,500	399,745
Anchor BanCorp Wisconsin, Inc. *	12,400	593,464
Arrow Financial Corp.	19,218	541,179
Astoria Financial Corp.	138,600	2,084,544
Banc of California, Inc.	61,400	1,249,490
BancFirst Corp.	12,316	768,149
Banco Latinoamericano de Comercio Exterior, S.A., Class E	43,857	1,134,142
BancorpSouth, Inc.	149,700	3,516,453
Bank Mutual Corp.	71,800	580,144
Bank of Marin Bancorp	9,100	446,082
Bank of the Ozarks, Inc.	121,359	5,012,127
BankFinancial Corp.	28,200	348,552
Banner Corp.	31,757	1,358,565
Bar Harbor Bankshares	8,070	280,029
BBCN Bancorp, Inc.	122,500	1,913,450
Bear State Financial, Inc. (b)	18,000	177,120
Beneficial Bancorp, Inc. *	124,611	1,730,847
Berkshire Hills Bancorp, Inc.	48,100	1,305,434
Blue Hills Bancorp, Inc.	43,900	640,062
BNC Bancorp	46,587	1,041,685
BofI Holding, Inc. *	95,880	1,953,076
Boston Private Financial Holdings, Inc.	127,100	1,553,162
Bridge Bancorp, Inc.	21,000	639,240
Brookline Bancorp, Inc.	105,522	1,200,840
Bryn Mawr Bank Corp.	27,200	773,024
BSB Bancorp, Inc. *	8,867	210,769
C1 Financial, Inc. *	6,700	164,351
Camden National Corp.	10,300	448,153
Capital Bank Financial Corp., Class A	32,100	970,383
Capital City Bank Group, Inc.	15,300	226,746
Capitol Federal Financial, Inc.	211,257	2,807,606
Cardinal Financial Corp.	48,200	1,066,666
Cascade Bancorp *	55,003	332,768
Cathay General Bancorp	115,726	3,531,958
CenterState Banks, Inc.	70,500	1,148,445
Central Pacific Financial Corp.	37,400	872,916
Century Bancorp, Inc., Class A	4,700	199,750
Charter Financial Corp.	24,859	311,483
Chemical Financial Corp.	50,631	1,947,268
Citizens & Northern Corp.	20,300	409,857
City Holding Co.	24,800	1,218,176
Clifton Bancorp, Inc.	38,861	578,252
CNB Financial Corp.	20,700	370,323
CoBiz Financial, Inc.	60,600	733,866
Columbia Banking System, Inc.	84,200	2,483,058
Community Bank System, Inc.	63,822	2,525,437
Community Trust Bancorp, Inc.	25,180	903,207
CommunityOne Bancorp *	23,300	307,560
ConnectOne Bancorp, Inc.	46,340	797,511
CU Bancorp *	25,400	585,216

See financial notes    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Customers Bancorp, Inc. *	41,850	1,087,263
CVB Financial Corp.	162,619	2,793,794
Dime Community Bancshares, Inc.	50,600	916,366
Eagle Bancorp, Inc. *	45,780	2,321,046
Enterprise Bancorp, Inc.	13,914	335,745
Enterprise Financial Services Corp.	32,400	886,788
Equity Bancshares, Inc., Class A *	5,500	115,335
Essent Group Ltd. *	84,600	1,727,532
EverBank Financial Corp.	145,700	2,197,156
F.N.B. Corp.	306,526	4,052,274
Farmers Capital Bank Corp.	13,815	388,340
FCB Financial Holdings, Inc., Class A *	43,569	1,522,737
Federal Agricultural Mortgage Corp., Class C	15,800	642,744
Fidelity Southern Corp.	28,448	459,720
Financial Institutions, Inc.	22,900	641,200
First Bancorp (North Carolina)	31,600	644,640
First BanCorp (Puerto Rico) *	187,700	732,030
First Bancorp, Inc.	18,296	363,176
First Busey Corp.	34,700	709,268
First Business Financial Services, Inc.	11,600	293,596
First Citizens BancShares, Inc., Class A	12,041	3,070,455
First Commonwealth Financial Corp.	144,929	1,330,448
First Community Bancshares, Inc.	24,600	511,926
First Connecticut Bancorp, Inc.	23,900	411,797
First Defiance Financial Corp.	12,700	502,666
First Financial Bancorp	98,289	1,916,636
First Financial Bankshares, Inc. (b)	98,762	3,197,914
First Financial Corp.	17,700	627,111
First Interstate BancSystem, Inc., Class A	28,833	781,374
First Merchants Corp.	60,900	1,562,085
First Midwest Bancorp, Inc.	121,763	2,250,180
First NBC Bank Holding Co. *	21,900	476,106
FirstMerit Corp.	258,432	5,726,853
Flagstar Bancorp, Inc. *	33,700	797,679
Flushing Financial Corp.	47,500	947,625
Fox Chase Bancorp, Inc.	19,500	384,345
Franklin Financial Network, Inc. *	8,564	259,832
Fulton Financial Corp.	266,649	3,730,420
German American Bancorp, Inc.	20,700	667,161
Glacier Bancorp, Inc.	107,311	2,778,282
Great Southern Bancorp, Inc.	16,300	617,118
Great Western Bancorp, Inc.	64,217	2,024,120
Green Bancorp, Inc. *	29,200	238,272
Guaranty Bancorp	20,920	343,506
Hampton Roads Bankshares, Inc. *	74,100	130,416
Hancock Holding Co.	118,626	3,080,717
Hanmi Financial Corp.	51,600	1,192,992
Heartland Financial USA, Inc.	28,000	938,280
Heritage Commerce Corp.	39,500	412,380
Heritage Financial Corp.	45,545	840,305
Heritage Oaks Bancorp	27,600	230,460
Hilltop Holdings, Inc. *	114,813	2,280,186
Hingham Institution for Savings	2,496	319,463
Home BancShares, Inc.	84,580	3,636,094
Security	Number of Shares	Value ($)
HomeStreet, Inc. *	34,122	735,329
HomeTrust Bancshares, Inc. *	29,400	545,370
Horizon Bancorp	19,900	485,560
IBERIABANK Corp.	58,675	3,461,238
Impac Mortgage Holdings, Inc. *(b)	12,642	179,516
Independent Bank Corp., Massachusetts	39,800	1,871,794
Independent Bank Corp., Michigan	33,600	509,040
Independent Bank Group, Inc.	13,400	490,440
International Bancshares Corp.	82,360	2,157,008
Investors Bancorp, Inc.	500,352	5,779,066
Kearny Financial Corp.	144,832	1,827,780
Lakeland Bancorp, Inc.	53,497	593,282
Lakeland Financial Corp.	26,000	1,229,540
LegacyTexas Financial Group, Inc.	71,900	1,773,054
LendingTree, Inc. *(b)	10,000	894,700
Live Oak Bancshares, Inc.	9,100	143,234
MainSource Financial Group, Inc.	33,544	732,936
MB Financial, Inc.	108,187	3,760,580
Mercantile Bank Corp.	25,300	610,236
Merchants Bancshares, Inc.	9,946	302,756
Meridian Bancorp, Inc.	83,844	1,225,799
Meta Financial Group, Inc.	11,200	555,744
MGIC Investment Corp. *	516,445	3,733,897
MidWestOne Financial Group, Inc.	11,300	320,468
National Bank Holdings Corp., Class A	47,100	941,529
National Bankshares, Inc. (b)	9,300	334,707
National Commerce Corp. *	10,932	261,603
Nationstar Mortgage Holdings, Inc. *(b)	55,197	639,733
NBT Bancorp, Inc.	66,723	1,890,930
NMI Holdings, Inc., Class A *	74,100	466,089
Northfield Bancorp, Inc.	72,186	1,144,870
Northwest Bancshares, Inc.	139,109	1,950,308
OceanFirst Financial Corp.	19,600	381,808
Ocwen Financial Corp. *	157,909	356,874
OFG Bancorp	64,500	569,535
Old National Bancorp	182,683	2,447,952
Old Second Bancorp, Inc.	41,624	298,028
Opus Bank	15,142	546,929
Oritani Financial Corp.	67,950	1,177,574
Pacific Continental Corp.	32,400	539,784
Pacific Premier Bancorp, Inc. *	39,200	911,792
Park National Corp.	20,653	1,895,945
Park Sterling Corp.	71,600	522,680
Peapack-Gladstone Financial Corp.	22,400	428,736
Penns Woods Bancorp, Inc.	7,100	295,502
PennyMac Financial Services, Inc., Class A *	18,200	231,868
People's Utah Bancorp	6,800	111,792
Peoples Bancorp, Inc.	28,000	601,720
Peoples Financial Services Corp. (b)	11,100	437,562
PHH Corp. *	74,363	954,077
Pinnacle Financial Partners, Inc.	53,032	2,607,583
Preferred Bank	19,800	628,848
PrivateBancorp, Inc.	117,976	4,908,981
Prosperity Bancshares, Inc.	105,795	5,582,802
Provident Financial Services, Inc.	102,451	2,046,971
QCR Holdings, Inc.	17,862	460,304

18    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Radian Group, Inc.	288,040	3,684,032
Renasant Corp.	57,366	1,969,948
Republic Bancorp, Inc., Class A	16,100	439,691
S&T Bancorp, Inc.	52,581	1,349,754
Sandy Spring Bancorp, Inc.	37,500	1,072,125
Seacoast Banking Corp. of Florida *	35,220	571,268
ServisFirst Bancshares, Inc. (b)	33,640	1,657,779
Sierra Bancorp	15,900	279,999
Simmons First National Corp., Class A	46,784	2,184,813
South State Corp.	37,563	2,628,659
Southside Bancshares, Inc.	37,432	1,093,389
Southwest Bancorp, Inc.	32,600	523,230
State Bank Financial Corp.	56,700	1,183,896
Sterling Bancorp	172,805	2,823,634
Stock Yards Bancorp, Inc.	23,620	955,193
Stonegate Bank	18,600	585,900
Stonegate Mortgage Corp. *	21,000	121,170
Suffolk Bancorp	19,300	463,007
Sun Bancorp, Inc. *	17,780	382,092
Talmer Bancorp, Inc., Class A	75,499	1,464,681
Territorial Bancorp, Inc.	12,200	320,006
Texas Capital Bancshares, Inc. *	69,200	3,170,744
The Bancorp, Inc. *	52,100	295,407
The First of Long Island Corp.	19,500	596,895
Tompkins Financial Corp.	23,042	1,505,564
Towne Bank	70,799	1,486,779
TriCo Bancshares	34,700	934,124
TriState Capital Holdings, Inc. *	32,400	432,864
Triumph Bancorp, Inc. *	22,100	351,169
TrustCo Bank Corp.	147,155	943,264
Trustmark Corp.	105,477	2,585,241
UMB Financial Corp.	58,600	3,266,950
Umpqua Holdings Corp.	337,388	5,340,852
Union Bankshares Corp.	69,268	1,829,368
United Bankshares, Inc.	105,048	4,064,307
United Community Banks, Inc.	71,200	1,433,256
United Community Financial Corp.	71,100	422,334
United Financial Bancorp, Inc.	79,107	1,026,809
Univest Corp. of Pennsylvania	31,400	619,836
Valley National Bancorp	350,570	3,316,392
Walker & Dunlop, Inc. *	42,145	929,297
Walter Investment Management Corp. *(b)	57,403	416,172
Washington Federal, Inc.	147,601	3,585,228
Washington Trust Bancorp, Inc.	24,100	882,783
Waterstone Financial, Inc.	45,557	638,709
Webster Financial Corp.	138,927	5,090,285
WesBanco, Inc.	61,458	1,974,646
West Bancorp, Inc.	20,800	387,920
Westamerica Bancorp (b)	38,600	1,880,592
Western Alliance Bancorp *	127,724	4,672,144
Wilshire Bancorp, Inc.	92,600	997,302
Wintrust Financial Corp.	73,666	3,832,105
WSFS Financial Corp.	46,100	1,573,854
Yadkin Financial Corp.	68,212	1,706,664
		288,777,658
Security	Number of Shares	Value ($)
Capital Goods 7.8%
AAON, Inc.	61,487	1,630,635
AAR Corp.	56,620	1,361,145
Accuride Corp. *	65,000	105,300
Actuant Corp., Class A	91,423	2,441,908
Advanced Drainage Systems, Inc. (b)	53,315	1,232,643
Aegion Corp. *	54,400	1,154,912
Aerojet Rocketdyne Holdings, Inc. *	99,400	1,801,128
Aerovironment, Inc. *	30,400	877,952
Aircastle Ltd.	94,800	2,057,160
Alamo Group, Inc.	15,800	891,752
Albany International Corp., Class A	42,900	1,728,441
Allied Motion Technologies, Inc.	7,974	171,840
Altra Industrial Motion Corp.	35,600	1,021,720
Ameresco, Inc., Class A *	27,700	123,819
American Railcar Industries, Inc. (b)	14,631	600,017
American Science & Engineering, Inc.	12,200	349,530
American Woodmark Corp. *	20,600	1,500,504
Apogee Enterprises, Inc.	46,500	1,926,960
Applied Industrial Technologies, Inc.	62,010	2,841,918
Argan, Inc.	19,900	680,182
Astec Industries, Inc.	30,895	1,495,318
Astronics Corp. *	34,992	1,292,954
AZZ, Inc.	38,900	2,136,388
Barnes Group, Inc.	83,540	2,714,215
Beacon Roofing Supply, Inc. *	76,282	3,259,530
Blue Bird Corp. *(b)	7,000	75,670
BMC Stock Holdings, Inc. *	58,600	1,028,430
Briggs & Stratton Corp.	69,593	1,473,284
Builders FirstSource, Inc. *	81,700	906,053
CAI International, Inc. *	24,500	250,390
Chart Industries, Inc. *	45,102	1,160,925
CIRCOR International, Inc.	26,300	1,484,635
CLARCOR, Inc.	72,765	4,276,399
Columbus McKinnon Corp.	30,600	505,206
Comfort Systems USA, Inc.	57,000	1,680,930
Commercial Vehicle Group, Inc. *	44,170	113,517
Continental Building Products, Inc. *	48,944	959,792
Cubic Corp.	33,215	1,380,748
Curtiss-Wright Corp.	69,840	5,348,347
DigitalGlobe, Inc. *	99,427	2,203,302
Douglas Dynamics, Inc.	31,800	728,538
Ducommun, Inc. *	15,100	240,241
DXP Enterprises, Inc. *	18,300	399,855
Dycom Industries, Inc. *	53,557	3,781,124
EMCOR Group, Inc.	92,297	4,474,559
Encore Wire Corp.	32,995	1,262,059
EnerSys	67,874	3,961,805
Engility Holdings, Inc. *	28,234	555,363
Enphase Energy, Inc. *(b)	52,097	130,763
EnPro Industries, Inc.	34,800	2,038,584
ESCO Technologies, Inc.	41,169	1,584,183
Esterline Technologies Corp. *	44,842	3,078,852
Federal Signal Corp.	94,400	1,292,336

See financial notes    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Franklin Electric Co., Inc.	71,836	2,269,299
FreightCar America, Inc.	17,700	303,555
FuelCell Energy, Inc. *(b)	29,083	173,335
Generac Holdings, Inc. *	105,725	4,030,237
General Cable Corp.	81,576	1,275,849
Gibraltar Industries, Inc. *	46,000	1,216,700
Global Brass & Copper Holdings, Inc.	31,300	848,230
Graham Corp.	15,200	281,352
Granite Construction, Inc.	59,300	2,644,187
Great Lakes Dredge & Dock Corp. *	85,200	389,364
Griffon Corp.	48,800	771,528
H&E Equipment Services, Inc.	46,100	932,603
Harsco Corp.	118,500	840,165
HC2 Holdings, Inc. *(b)	56,421	217,785
HEICO Corp.	25,905	1,588,236
HEICO Corp., Class A	62,197	3,183,242
Hillenbrand, Inc.	97,400	2,952,194
Hurco Cos., Inc.	8,600	278,468
Hyster-Yale Materials Handling, Inc.	15,554	952,683
Insteel Industries, Inc.	28,500	826,215
John Bean Technologies Corp.	45,033	2,348,021
Kadant, Inc.	16,500	781,275
Kaman Corp.	37,055	1,559,645
KLX, Inc. *	79,794	2,690,654
Kratos Defense & Security Solutions, Inc. *	62,600	332,406
L.B. Foster Co., Class A	14,500	285,360
Lawson Products, Inc. *	8,000	156,720
Lindsay Corp. (b)	15,866	1,213,114
LSI Industries, Inc.	34,500	436,425
Lydall, Inc. *	26,600	978,614
Masonite International Corp. *	44,500	3,010,870
MasTec, Inc. *	99,973	2,265,388
Mercury Systems, Inc. *	54,201	1,139,305
Meritor, Inc. *	141,038	1,198,823
Milacron Holdings Corp. *(b)	24,000	411,120
Miller Industries, Inc.	15,800	335,908
Moog, Inc., Class A *	57,757	2,822,007
MRC Global, Inc. *	158,578	2,216,920
Mueller Industries, Inc.	86,669	2,735,274
Mueller Water Products, Inc., Class A	255,200	2,743,400
MYR Group, Inc. *	33,000	841,830
National Presto Industries, Inc.	7,100	619,049
Navistar International Corp. *(b)	81,807	1,234,468
NCI Building Systems, Inc. *	41,200	607,288
Neff Corp., Class A *	22,700	194,085
NN, Inc.	39,117	588,320
Nortek, Inc. *	14,128	666,276
Northwest Pipe Co. *	15,513	167,385
NV5 Global, Inc. *	8,500	211,055
Omega Flex, Inc.	5,672	186,836
Orion Marine Group, Inc. *	36,200	211,408
Patrick Industries, Inc. *	20,600	944,510
PGT, Inc. *	76,600	802,002
Plug Power, Inc. *(b)	243,700	502,022
Ply Gem Holdings, Inc. *	32,400	474,660
Powell Industries, Inc.	13,000	404,560
Security	Number of Shares	Value ($)
Power Solutions International, Inc. *(b)	6,600	85,470
PowerSecure International, Inc. *	31,100	582,192
Preformed Line Products Co.	3,300	138,501
Primoris Services Corp.	62,900	1,471,231
Proto Labs, Inc. *	35,300	2,111,999
Quanex Building Products Corp.	53,204	1,002,363
Raven Industries, Inc.	63,000	1,013,670
RBC Bearings, Inc. *	36,800	2,697,440
Rexnord Corp. *	151,650	3,305,970
Rush Enterprises, Inc., Class A *	51,887	1,021,655
Simpson Manufacturing Co., Inc.	64,094	2,409,934
Sparton Corp. *	14,600	313,316
Standex International Corp.	19,900	1,526,131
Sun Hydraulics Corp.	32,050	1,133,929
Sunrun, Inc. *(b)	30,400	239,552
TAL International Group, Inc. *	50,300	860,130
TASER International, Inc. *	82,500	1,506,450
Teledyne Technologies, Inc. *	54,026	5,021,717
Tennant Co.	28,576	1,526,244
Textainer Group Holdings Ltd. (b)	36,731	566,759
The ExOne Co. *	14,600	193,012
The Gorman-Rupp Co.	29,031	821,287
The Greenbrier Cos., Inc. (b)	40,601	1,217,624
The KEYW Holding Corp. *	46,700	321,763
Thermon Group Holdings, Inc. *	46,800	877,032
Titan International, Inc.	64,600	428,298
Titan Machinery, Inc. *	23,200	301,600
Trex Co., Inc. *	45,578	2,162,676
TriMas Corp. *	73,700	1,333,970
Tutor Perini Corp. *	55,030	870,575
Twin Disc, Inc.	11,300	149,725
Univar, Inc. *	61,700	1,073,580
Universal Forest Products, Inc.	30,562	2,342,577
Vectrus, Inc. *	13,547	292,073
Veritiv Corp. *	13,476	552,786
Vicor Corp. *	26,200	251,258
Wabash National Corp. *	110,200	1,570,350
Watts Water Technologies, Inc., Class A	42,811	2,391,851
Woodward, Inc.	95,358	5,169,357
Xerium Technologies, Inc. *	15,600	82,524
		197,004,562
Commercial & Professional Supplies 3.6%
ABM Industries, Inc.	86,509	2,782,995
Acacia Research Corp.	72,500	349,450
ACCO Brands Corp. *	170,185	1,623,565
ARC Document Solutions, Inc. *	64,500	265,740
Barrett Business Services, Inc.	10,200	316,302
Brady Corp., Class A	73,029	1,934,538
Casella Waste Systems, Inc., Class A *	57,800	413,848
CBIZ, Inc. *	76,500	778,770
CDI Corp.	19,400	138,710
CEB, Inc.	48,953	3,019,911
CECO Environmental Corp.	50,352	332,323
Civeo Corp. *	137,900	209,608
CRA International, Inc. *	14,500	314,650
Deluxe Corp.	73,272	4,600,016
Ennis, Inc.	38,200	746,428

20    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Essendant, Inc.	57,734	1,777,630
Exponent, Inc.	40,800	2,033,472
Franklin Covey Co. *	17,900	294,813
FTI Consulting, Inc. *	64,200	2,587,260
G&K Services, Inc., Class A	27,430	1,937,930
GP Strategies Corp. *	20,376	475,576
Healthcare Services Group, Inc.	108,952	4,123,833
Heidrick & Struggles International, Inc.	29,800	587,954
Heritage-Crystal Clean, Inc. *	16,900	175,760
Herman Miller, Inc.	93,600	2,823,912
Hill International, Inc. *	75,500	320,120
HNI Corp.	69,189	3,024,943
Huron Consulting Group, Inc. *	35,052	1,949,242
ICF International, Inc. *	31,800	1,251,966
InnerWorkings, Inc. *	27,700	226,309
Insperity, Inc.	24,626	1,299,514
Interface, Inc.	104,500	1,778,590
Kelly Services, Inc., Class A	47,323	888,253
Kforce, Inc.	39,800	756,598
Kimball International, Inc., Class B	58,299	678,600
Knoll, Inc.	73,803	1,723,300
Korn/Ferry International	78,161	2,121,290
Matthews International Corp., Class A	50,559	2,661,426
McGrath RentCorp	38,235	932,169
Mistras Group, Inc. *	26,414	643,709
Mobile Mini, Inc.	67,768	2,185,518
MSA Safety, Inc.	44,989	2,163,521
Multi-Color Corp.	20,400	1,220,532
Navigant Consulting, Inc. *	61,348	979,114
NL Industries, Inc. *	8,900	27,323
On Assignment, Inc. *	79,539	2,868,176
Pendrell Corp. *	230,900	118,890
Quad Graphics, Inc.	41,700	523,335
Resources Connection, Inc.	61,350	906,140
RPX Corp. *	62,800	695,824
SP Plus Corp. *	26,500	590,420
Steelcase, Inc., Class A	126,942	1,937,135
Team, Inc. *	46,613	1,339,191
Tetra Tech, Inc.	92,661	2,724,233
The Advisory Board Co. *	65,638	2,076,786
The Brink's Co.	76,400	2,585,376
TRC Cos., Inc. *	27,863	238,507
TriNet Group, Inc. *	66,046	1,097,685
TrueBlue, Inc. *	66,476	1,242,436
UniFirst Corp.	20,706	2,244,116
US Ecology, Inc.	34,000	1,531,020
Viad Corp.	30,396	904,281
Volt Information Sciences, Inc. *	9,482	71,210
VSE Corp.	7,400	459,096
WageWorks, Inc. *	54,600	2,940,756
West Corp.	80,258	1,719,929
		90,291,573
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	18,800	312,644
Bassett Furniture Industries, Inc.	14,909	439,965
Beazer Homes USA, Inc. *	47,640	391,601
Black Diamond, Inc. *	36,700	155,975
CalAtlantic Group, Inc.	113,806	3,683,900
Security	Number of Shares	Value ($)
Callaway Golf Co.	122,269	1,141,992
Cavco Industries, Inc. *	13,000	1,139,970
Century Communities, Inc. *	20,152	347,420
Cherokee, Inc. *	10,804	168,975
Columbia Sportswear Co.	45,200	2,647,364
Crocs, Inc. *	124,800	1,042,080
CSS Industries, Inc.	13,400	374,664
Culp, Inc.	16,000	419,840
Deckers Outdoor Corp. *	51,571	2,981,319
Escalade, Inc.	14,500	172,985
Ethan Allen Interiors, Inc.	38,179	1,299,613
Flexsteel Industries, Inc.	10,100	412,989
G-III Apparel Group Ltd. *	59,910	2,710,927
Green Brick Partners, Inc. *	14,740	108,634
Helen of Troy Ltd. *	42,583	4,238,286
Hooker Furniture Corp.	18,434	457,163
Hovnanian Enterprises, Inc., Class A *(b)	161,300	269,371
Iconix Brand Group, Inc. *	70,800	600,384
Installed Building Products, Inc. *	30,971	823,209
iRobot Corp. *	47,745	1,784,708
JAKKS Pacific, Inc. *(b)	36,400	273,000
Johnson Outdoors, Inc., Class A	8,500	205,105
KB Home (b)	125,700	1,705,749
La-Z-Boy, Inc.	78,200	2,023,034
LGI Homes, Inc. *(b)	21,000	588,210
Libbey, Inc.	34,479	641,309
Lifetime Brands, Inc.	12,400	214,148
M.D.C. Holdings, Inc.	58,293	1,434,591
M/I Homes, Inc. *	41,000	824,100
Malibu Boats, Inc., Class A *	25,461	448,114
Marine Products Corp.	13,700	112,203
MCBC Holdings, Inc. *	15,200	203,984
Meritage Homes Corp. *	63,185	2,150,186
Movado Group, Inc.	23,100	651,651
NACCO Industries, Inc., Class A	5,477	325,991
Nautilus, Inc. *	50,200	885,528
Oxford Industries, Inc.	22,296	1,480,900
Performance Sports Group Ltd. *(b)	68,769	255,133
Perry Ellis International, Inc. *	16,800	320,040
Sequential Brands Group, Inc. *(b)	60,752	337,174
Skullcandy, Inc. *	36,100	123,101
Smith & Wesson Holding Corp. *	80,800	1,763,864
Steven Madden Ltd. *	85,576	2,996,016
Sturm, Ruger & Co., Inc.	29,200	1,869,676
Superior Uniform Group, Inc.	9,527	181,204
Taylor Morrison Home Corp., Class A *	50,000	720,000
The New Home Co., Inc. *	16,049	178,625
TRI Pointe Group, Inc. *	252,200	2,925,520
Tumi Holdings, Inc. *	83,300	2,222,444
Unifi, Inc. *	21,300	548,688
Universal Electronics, Inc. *	22,200	1,474,302
Vera Bradley, Inc. *	31,500	552,510
Vince Holding Corp. *(b)	22,014	136,047
WCI Communities, Inc. *	23,200	370,736
William Lyon Homes, Class A *	32,000	451,200
Wolverine World Wide, Inc.	157,147	2,977,936
ZAGG, Inc. *	39,621	317,364
		63,015,361

See financial notes    21

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 4.4%
2U, Inc. *	41,458	1,162,068
American Public Education, Inc. *	25,200	583,632
Apollo Education Group, Inc. *	145,126	1,131,983
Ascent Capital Group, Inc., Class A *	19,700	296,879
Belmond Ltd., Class A *	145,600	1,333,696
Biglari Holdings, Inc. *	2,710	1,013,377
BJ's Restaurants, Inc. *	33,000	1,471,800
Bloomin' Brands, Inc.	169,513	3,169,893
Bob Evans Farms, Inc.	33,546	1,527,685
Bojangles', Inc. *	9,950	175,419
Boyd Gaming Corp. *	123,500	2,302,040
Bravo Brio Restaurant Group, Inc. *	28,900	212,993
Bridgepoint Education, Inc. *	21,200	202,248
Bright Horizons Family Solutions, Inc. *	56,521	3,708,908
Buffalo Wild Wings, Inc. *	29,279	3,913,431
Caesars Acquisition Co., Class A *	67,100	507,947
Caesars Entertainment Corp. *(b)	87,400	596,942
Cambium Learning Group, Inc. *	18,000	81,900
Capella Education Co.	18,500	1,023,235
Career Education Corp. *	87,800	468,852
Carriage Services, Inc.	21,800	532,574
Carrols Restaurant Group, Inc. *	51,700	719,147
Chegg, Inc. *(b)	125,300	568,862
Churchill Downs, Inc.	18,014	2,417,119
Chuy's Holdings, Inc. *	23,500	717,690
ClubCorp Holdings, Inc.	69,311	925,302
Collectors Universe, Inc.	10,100	175,639
Cracker Barrel Old Country Store, Inc. (b)	29,616	4,336,079
Dave & Buster's Entertainment, Inc. *	34,468	1,333,912
Del Frisco's Restaurant Group, Inc. *	34,700	552,771
Denny's Corp. *	132,500	1,310,425
DeVry Education Group, Inc.	101,084	1,753,807
Diamond Resorts International, Inc. *	55,098	1,168,629
DineEquity, Inc.	26,297	2,261,542
El Pollo Loco Holdings, Inc. *	18,900	249,291
Eldorado Resorts, Inc. *	38,509	504,853
Empire Resorts, Inc. *(b)	4,421	73,521
Fiesta Restaurant Group, Inc. *	42,500	1,364,675
Fogo De Chao, Inc. *(b)	4,700	78,443
Grand Canyon Education, Inc. *	72,675	3,178,078
Houghton Mifflin Harcourt Co. *	188,494	3,866,012
International Speedway Corp., Class A	43,500	1,456,815
Interval Leisure Group, Inc. (b)	155,600	2,197,072
Intrawest Resorts Holdings, Inc. *	31,900	275,616
Isle of Capri Casinos, Inc. *	37,100	552,790
J Alexander's Holdings, Inc. *	21,043	216,743
Jack in the Box, Inc.	51,508	3,479,365
Jamba, Inc. *(b)	20,260	263,177
K12, Inc. *	49,849	612,644
Kona Grill, Inc. *	17,119	228,025
Krispy Kreme Doughnuts, Inc. *	96,800	1,685,288
La Quinta Holdings, Inc. *	142,702	1,822,305
Security	Number of Shares	Value ($)
Liberty Tax, Inc.	11,700	139,815
LifeLock, Inc. *	150,167	1,747,944
Marriott Vacations Worldwide Corp.	35,885	2,247,836
Monarch Casino & Resort, Inc. *	17,800	338,200
Morgans Hotel Group Co. *	38,000	56,620
Noodles & Co. *(b)	15,900	177,285
Papa John's International, Inc.	44,411	2,513,218
Papa Murphy's Holdings, Inc. *	11,500	144,440
Penn National Gaming, Inc. *	126,000	2,032,380
Pinnacle Entertainment, Inc. *	89,247	985,287
Planet Fitness, Inc., Class A *(b)	28,200	433,152
Popeyes Louisiana Kitchen, Inc. *	35,700	1,919,232
Potbelly Corp. *	34,100	485,925
Red Robin Gourmet Burgers, Inc. *	21,700	1,407,462
Regis Corp. *	58,100	794,227
Ruby Tuesday, Inc. *	87,200	383,680
Ruth's Hospitality Group, Inc.	56,600	898,808
Scientific Games Corp., Class A *	77,100	764,832
SeaWorld Entertainment, Inc.	103,823	2,069,192
Shake Shack, Inc., Class A *(b)	3,100	113,212
Sonic Corp.	77,501	2,663,709
Sotheby's	84,600	2,304,504
Speedway Motorsports, Inc.	15,784	276,536
Strayer Education, Inc. *	16,400	814,096
Texas Roadhouse, Inc.	102,596	4,177,709
The Cheesecake Factory, Inc.	75,067	3,829,168
The Habit Restaurants, Inc., Class A *(b)	16,111	269,859
The Marcus Corp.	27,300	528,255
Universal Technical Institute, Inc.	43,900	173,405
Vail Resorts, Inc.	55,571	7,204,224
Weight Watchers International, Inc. *(b)	40,600	525,770
Wingstop, Inc. *	12,800	319,232
Zoe's Kitchen, Inc. *(b)	30,502	1,143,520
		109,645,873
Diversified Financials 2.1%
Arlington Asset Investment Corp., Class A	33,300	430,902
Ashford, Inc. *	2,160	98,280
Associated Capital Group, Inc., Class A *	9,700	295,559
BBX Capital Corp., Class A *	2,100	32,382
BGC Partners, Inc., Class A	278,000	2,524,240
Calamos Asset Management, Inc., Class A	24,400	201,056
Cash America International, Inc.	40,470	1,495,771
Cohen & Steers, Inc.	28,328	1,112,440
Cowen Group, Inc., Class A *	135,900	473,611
Diamond Hill Investment Group, Inc.	4,700	823,722
Encore Capital Group, Inc. *(b)	37,400	1,052,810
Enova International, Inc. *	44,836	395,005
Evercore Partners, Inc., Class A	54,200	2,798,888
EZCORP, Inc., Class A *	77,400	383,130
Fifth Street Asset Management, Inc.	15,700	56,049
Financial Engines, Inc.	78,900	2,541,369
First Cash Financial Services, Inc.	42,341	1,936,254

22    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FNFV Group *	121,836	1,312,174
GAIN Capital Holdings, Inc.	50,700	347,295
GAMCO Investors, Inc., Class A	9,700	383,829
Green Dot Corp., Class A *	69,341	1,541,450
Greenhill & Co., Inc.	48,029	1,057,599
HFF, Inc., Class A	58,900	1,874,787
Houlihan Lokey, Inc.	20,100	506,721
INTL FCStone, Inc. *	25,100	685,230
Investment Technology Group, Inc.	50,565	987,029
Janus Capital Group, Inc.	228,253	3,332,494
KCG Holdings, Inc., Class A *	53,181	728,580
Ladenburg Thalmann Financial Services, Inc. *	142,600	382,168
MarketAxess Holdings, Inc.	57,122	7,012,297
Marlin Business Services Corp.	11,600	171,564
Medley Management, Inc., Class A (b)	14,400	94,176
Moelis & Co., Class A	25,024	703,425
Nelnet, Inc., Class A	36,500	1,529,715
NewStar Financial, Inc. *	36,500	351,130
OM Asset Management plc	34,200	458,964
On Deck Capital, Inc. *(b)	18,400	158,792
Oppenheimer Holdings, Inc., Class A	13,800	210,864
PICO Holdings, Inc. *	39,800	395,214
Piper Jaffray Cos. *	20,629	860,436
PRA Group, Inc. *	72,581	2,408,237
Pzena Investment Management, Inc., Class A	13,700	124,122
Regional Management Corp. *	15,700	259,364
Resource America, Inc., Class A	16,500	104,280
Safeguard Scientifics, Inc. *	36,500	503,700
Stifel Financial Corp. *	105,810	3,482,207
The JG Wentworth Co., Class A *	14,200	16,330
Tiptree Financial, Inc., Class A	55,800	308,574
Virtu Financial, Inc., Class A	31,071	647,830
Virtus Investment Partners, Inc.	10,500	821,310
Westwood Holdings Group, Inc.	11,500	661,825
WisdomTree Investments, Inc. (b)	174,900	1,904,661
World Acceptance Corp. *(b)	11,900	516,341
ZAIS Group Holdings, Inc. *	7,000	19,180
		53,515,362
Energy 2.9%
Abraxas Petroleum Corp. *	129,000	196,080
Adams Resources & Energy, Inc.	2,900	116,725
Alon USA Energy, Inc.	48,900	513,450
Approach Resources, Inc. *	57,800	169,354
Archrock, Inc.	107,428	1,058,166
Ardmore Shipping Corp.	26,500	247,775
Atwood Oceanics, Inc. (b)	101,121	976,829
Basic Energy Services, Inc. *(b)	59,800	191,360
Bill Barrett Corp. *	75,298	599,372
Bonanza Creek Energy, Inc. *(b)	71,032	275,604
Bristow Group, Inc.	56,862	1,303,277
C&J Energy Services Ltd. *	77,850	112,883
Callon Petroleum Co. *	189,100	1,987,441
CARBO Ceramics, Inc. (b)	29,300	435,105
Carrizo Oil & Gas, Inc. *	88,611	3,134,171
Clayton Williams Energy, Inc. *(b)	8,600	155,918
Clean Energy Fuels Corp. *(b)	99,438	284,393
Security	Number of Shares	Value ($)
Cloud Peak Energy, Inc. *	92,300	203,983
Contango Oil & Gas Co. *	25,520	321,042
Delek US Holdings, Inc.	89,187	1,417,181
DHT Holdings, Inc.	135,900	780,066
Dorian LPG Ltd. *	42,703	433,862
Earthstone Energy, Inc. *(b)	4,000	55,240
Eclipse Resources Corp. *(b)	68,600	166,698
Energy Fuels, Inc. *(b)	58,740	138,039
Era Group, Inc. *	28,700	273,511
Erin Energy Corp. *(b)	18,000	36,000
Evolution Petroleum Corp.	30,500	168,970
EXCO Resources, Inc. *(b)	222,774	338,616
Exterran Corp. *	53,714	821,824
Fairmount Santrol Holdings, Inc. *(b)	90,253	361,012
Forum Energy Technologies, Inc. *	87,755	1,469,019
Frontline Ltd. (b)	74,963	617,695
GasLog Ltd. (b)	61,800	791,658
Gastar Exploration, Inc. *	104,600	208,154
Gener8 Maritime, Inc. *	20,300	146,769
Geospace Technologies Corp. *	19,800	323,928
Green Plains, Inc.	62,000	1,122,200
Gulfmark Offshore, Inc., Class A *(b)	36,900	250,182
Halcon Resources Corp. *(b)	120,385	146,870
Hallador Energy Co. (b)	15,600	72,852
Helix Energy Solutions Group, Inc. *	161,307	1,392,079
Hornbeck Offshore Services, Inc. *	54,245	636,836
Independence Contract Drilling, Inc. *	18,200	72,436
ION Geophysical Corp. *	13,760	126,042
Isramco, Inc. *	1,400	130,438
Jones Energy, Inc., Class A *	39,239	188,347
Key Energy Services, Inc. *	192,700	101,919
Matador Resources Co. *	123,862	2,669,226
Matrix Service Co. *	39,700	747,948
McDermott International, Inc. *	355,885	1,615,718
Natural Gas Services Group, Inc. *	20,500	471,295
Navios Maritime Acquisition Corp.	120,600	232,758
Newpark Resources, Inc. *	126,710	591,736
Nordic American Offshore Ltd. *(b)	24,000	136,560
Nordic American Tankers Ltd. (b)	134,100	2,066,481
North Atlantic Drilling Ltd. *(b)	10,680	40,370
Northern Oil & Gas, Inc. *(b)	105,500	576,030
Oasis Petroleum, Inc. *	271,413	2,629,992
Oil States International, Inc. *	77,800	2,694,992
Pacific Ethanol, Inc. *	54,600	258,258
Panhandle Oil & Gas, Inc., Class A	24,200	457,138
Par Pacific Holdings, Inc. *	25,238	482,298
Parker Drilling Co. *	181,265	554,671
Parsley Energy, Inc., Class A *	175,034	4,099,296
PDC Energy, Inc. *	70,303	4,414,325
PHI, Inc. - Non Voting Shares *	19,572	438,804
Pioneer Energy Services Corp. *	91,500	284,565
Renewable Energy Group, Inc. *	64,600	627,912
REX American Resources Corp. *	8,500	462,145
Rex Energy Corp. *(b)	71,700	72,417
RigNet, Inc. *	16,900	288,990
Ring Energy, Inc. *	34,800	250,560
RSP Permian, Inc. *	101,949	3,120,659

See financial notes    23

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sanchez Energy Corp. *	75,253	676,524
Scorpio Tankers, Inc.	268,102	1,678,319
SEACOR Holdings, Inc. *	29,000	1,704,330
SemGroup Corp., Class A	67,465	2,068,477
Seventy Seven Energy, Inc. *	80,408	15,334
Ship Finance International Ltd. (b)	93,500	1,418,395
Stone Energy Corp. *	82,968	81,317
Synergy Resources Corp. *	181,312	1,309,073
Teekay Tankers Ltd., Class A	141,900	559,086
Tesco Corp.	59,700	564,762
TETRA Technologies, Inc. *	118,074	850,133
Tidewater, Inc. (b)	69,195	606,148
TransAtlantic Petroleum Ltd. *	33,200	36,188
Triangle Petroleum Corp. *	77,500	34,790
Ultra Petroleum Corp. *(b)	219,981	68,678
Unit Corp. *	80,078	1,013,787
Uranium Energy Corp. *(b)	220,947	179,144
US Silica Holdings, Inc.	96,700	2,470,685
W&T Offshore, Inc. *(b)	49,000	118,090
Western Refining, Inc.	108,142	2,893,880
Westmoreland Coal Co. *	26,052	185,751
		73,889,406
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	60,006	6,720,672
Fairway Group Holdings Corp. *(b)	42,300	9,120
Ingles Markets, Inc., Class A	15,431	556,596
Natural Grocers by Vitamin Cottage, Inc. *	12,600	168,336
Performance Food Group Co. *	26,900	696,172
PriceSmart, Inc.	29,500	2,552,930
Smart & Final Stores, Inc. *	37,600	598,592
SpartanNash, Co.	57,833	1,601,974
SUPERVALU, Inc. *	398,636	2,005,139
The Andersons, Inc.	43,223	1,448,403
The Chefs' Warehouse, Inc. *	28,300	545,341
United Natural Foods, Inc. *	76,082	2,713,845
Village Super Market, Inc., Class A	11,600	283,040
Weis Markets, Inc.	15,800	719,216
		20,619,376
Food, Beverage & Tobacco 2.3%
Alico, Inc.	4,700	135,877
Amplify Snack Brands, Inc. *	26,200	403,742
Arcadia Biosciences, Inc. *(b)	11,000	23,650
B&G Foods, Inc.	94,857	3,909,057
Cal-Maine Foods, Inc. (b)	47,616	2,416,988
Calavo Growers, Inc.	23,588	1,348,526
Castle Brands, Inc. *	71,331	63,720
Coca-Cola Bottling Co. Consolidated	7,500	1,195,275
Craft Brew Alliance, Inc. *	13,900	118,428
Darling Ingredients, Inc. *	248,500	3,600,765
Dean Foods Co.	143,200	2,467,336
Farmer Brothers Co. *	13,700	413,877
Fresh Del Monte Produce, Inc.	47,461	2,053,163
Freshpet, Inc. *	9,650	79,902
Inventure Foods, Inc. *	33,000	236,280
J&J Snack Foods Corp.	22,781	2,303,842
John B. Sanfilippo & Son, Inc.	13,100	724,823
Security	Number of Shares	Value ($)
Lancaster Colony Corp.	28,656	3,338,424
Landec Corp. *	44,654	502,357
Lifeway Foods, Inc. *	10,100	97,970
Limoneira Co. (b)	17,600	314,864
MGP Ingredients, Inc.	15,947	421,320
National Beverage Corp. *	18,601	869,411
Omega Protein Corp. *	33,400	620,906
Post Holdings, Inc. *	91,699	6,587,656
Sanderson Farms, Inc.	35,043	3,214,845
Seaboard Corp. *	420	1,261,260
Seneca Foods Corp., Class A *	12,400	404,116
Snyder's-Lance, Inc.	107,910	3,449,883
The Boston Beer Co., Inc., Class A *	14,200	2,216,336
Tootsie Roll Industries, Inc. (b)	29,253	1,042,577
TreeHouse Foods, Inc. *	84,952	7,509,757
Universal Corp.	34,724	1,894,194
Vector Group Ltd.	128,922	2,784,715
		58,025,842
Health Care Equipment & Services 7.1%
AAC Holdings, Inc. *(b)	11,800	242,962
Abaxis, Inc.	34,300	1,554,476
ABIOMED, Inc. *	63,900	6,207,246
Accuray, Inc. *	112,000	600,320
Aceto Corp.	46,000	1,031,780
Addus HomeCare Corp. *	12,500	231,250
Adeptus Health, Inc., Class A *(b)	9,400	640,328
Air Methods Corp. *	57,900	2,141,142
Alliance HealthCare Services, Inc. *	7,100	51,049
Almost Family, Inc. *	11,000	462,110
Amedisys, Inc. *	43,900	2,260,411
AMN Healthcare Services, Inc. *	71,400	2,535,414
Amsurg Corp. *	82,753	6,701,338
Analogic Corp.	19,654	1,552,469
AngioDynamics, Inc. *	41,100	503,475
Anika Therapeutics, Inc. *	21,900	999,954
Antares Pharma, Inc. *(b)	256,299	281,929
AtriCure, Inc. *	46,100	732,990
Atrion Corp.	2,300	913,790
BioScrip, Inc. *(b)	100,400	265,056
BioTelemetry, Inc. *	38,700	608,751
Cantel Medical Corp.	50,645	3,392,709
Capital Senior Living Corp. *	44,800	898,688
Cardiovascular Systems, Inc. *	45,900	641,682
Castlight Health, Inc., Class B *	45,673	164,423
Cerus Corp. *(b)	139,800	875,148
Chemed Corp.	26,398	3,425,932
Civitas Solutions, Inc. *	17,400	348,696
Computer Programs & Systems, Inc. (b)	17,500	898,275
ConforMIS, Inc. *(b)	13,700	169,743
CONMED Corp.	43,000	1,781,060
Connecture, Inc. *	13,900	32,109
Corindus Vascular Robotics, Inc. *(b)	25,000	26,250
CorVel Corp. *	14,500	655,400
Cross Country Healthcare, Inc. *	49,215	611,742
CryoLife, Inc.	37,400	463,760
Cutera, Inc. *	18,705	218,100

24    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cynosure, Inc., Class A *	34,944	1,710,159
Diplomat Pharmacy, Inc. *	56,288	1,704,964
EndoChoice Holdings, Inc. *	6,400	35,328
Endologix, Inc. *	112,737	1,263,782
Entellus Medical, Inc. *	9,800	142,492
Evolent Health, Inc., Class A *	27,400	329,074
Exactech, Inc. *	15,200	345,648
ExamWorks Group, Inc. *	65,413	2,358,139
Five Star Quality Care, Inc. *	56,200	137,128
Genesis Healthcare, Inc. *	48,100	121,212
GenMark Diagnostics, Inc. *	61,000	360,510
Glaukos Corp. *	13,500	254,340
Globus Medical, Inc., Class A *	103,900	2,601,656
Greatbatch, Inc. *	40,400	1,405,920
Haemonetics Corp. *	79,900	2,591,157
Halyard Health, Inc. *	73,793	2,078,011
HealthEquity, Inc. *	55,634	1,399,195
HealthSouth Corp.	140,200	5,812,692
HealthStream, Inc. *	36,800	832,416
Healthways, Inc. *	48,800	568,520
HeartWare International, Inc. *	25,000	834,000
HMS Holdings Corp. *	138,452	2,338,454
ICU Medical, Inc. *	21,300	2,115,942
Imprivata, Inc. *	15,800	191,496
Inogen, Inc. *	24,598	1,201,858
Insulet Corp. *	88,400	2,943,720
Integra LifeSciences Holdings Corp. *	40,148	2,843,281
Invacare Corp.	49,211	553,132
InVivo Therapeutics Holdings Corp. *(b)	37,498	224,988
Invuity, Inc. *	5,300	36,040
iRadimed Corp. *	4,000	65,480
K2M Group Holdings, Inc. *	24,900	404,874
Kindred Healthcare, Inc.	124,623	1,839,436
Landauer, Inc.	13,300	462,042
Lantheus Holdings, Inc. *	13,000	26,780
LDR Holding Corp. *	36,773	991,032
LeMaitre Vascular, Inc.	13,735	227,726
LHC Group, Inc. *	19,700	794,698
LivaNova plc *	66,375	3,499,954
Magellan Health, Inc. *	36,568	2,576,581
Masimo Corp. *	66,100	2,865,435
Medidata Solutions, Inc. *	85,200	3,717,276
Meridian Bioscience, Inc.	64,350	1,229,729
Merit Medical Systems, Inc. *	66,300	1,342,575
Molina Healthcare, Inc. *	59,943	3,102,650
National HealthCare Corp.	15,388	991,757
National Research Corp., Class A	12,500	179,875
Natus Medical, Inc. *	51,000	1,625,370
Neogen Corp. *	56,925	2,689,137
Nevro Corp. *	26,164	1,759,529
Nobilis Health Corp. *(b)	43,191	182,266
Novocure Ltd. *	13,900	179,310
NuVasive, Inc. *	70,900	3,753,446
Nuvectra Corp. *	13,466	113,182
NxStage Medical, Inc. *	99,200	1,599,104
Omnicell, Inc. *	57,200	1,822,392
OraSure Technologies, Inc. *	87,400	627,532
Orthofix International N.V. *	28,200	1,234,032
Owens & Minor, Inc.	97,200	3,537,108
Oxford Immunotec Global plc *	29,400	307,524
Security	Number of Shares	Value ($)
Penumbra, Inc. *	7,900	430,550
PharMerica Corp. *	47,100	1,113,444
Press Ganey Holdings, Inc. *	14,686	447,482
Quality Systems, Inc.	80,100	1,127,808
Quidel Corp. *	47,500	821,750
RadNet, Inc. *	48,000	242,400
Rockwell Medical, Inc. *(b)	78,700	727,975
RTI Surgical, Inc. *	75,200	300,048
SeaSpine Holdings Corp. *	12,215	182,248
Second Sight Medical Products, Inc. *(b)	16,421	77,671
Select Medical Holdings Corp. *	160,711	2,150,313
Sientra, Inc. *(b)	11,000	89,320
STAAR Surgical Co. *(b)	51,900	400,149
STERIS plc	127,127	8,984,065
Surgery Partners, Inc. *	26,200	426,798
Surgical Care Affiliates, Inc. *	33,737	1,631,184
SurModics, Inc. *	20,400	410,448
Tandem Diabetes Care, Inc. *	25,400	282,702
Team Health Holdings, Inc. *	109,758	4,591,177
Teladoc, Inc. *	11,300	137,295
The Ensign Group, Inc.	79,500	1,793,520
The Providence Service Corp. *	21,100	1,051,624
The Spectranetics Corp. *	63,236	1,075,012
TransEnterix, Inc. *(b)	53,100	79,650
Triple-S Management Corp., Class B *	38,900	1,012,956
U.S. Physical Therapy, Inc.	19,300	962,298
Unilife Corp. *(b)	221,152	121,612
Universal American Corp.	84,202	626,463
Utah Medical Products, Inc.	5,200	347,880
Vascular Solutions, Inc. *	27,136	948,403
Veracyte, Inc. *	23,200	134,560
Vocera Communications, Inc. *	37,100	434,812
WellCare Health Plans, Inc. *	66,506	5,984,875
West Pharmaceutical Services, Inc.	109,832	7,820,038
Wright Medical Group N.V. *	132,261	2,483,862
Zeltiq Aesthetics, Inc. *	51,000	1,524,900
		179,182,335
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	66,600	1,084,914
Elizabeth Arden, Inc. *(b)	36,298	371,329
HRG Group, Inc. *	122,000	1,756,800
Inter Parfums, Inc.	25,400	777,748
Medifast, Inc.	17,579	554,266
Natural Health Trends Corp. (b)	12,400	448,756
Nature's Sunshine Products, Inc.	15,000	143,700
Nutraceutical International Corp. *	12,300	290,157
Oil-Dri Corp. of America	6,887	229,750
Orchids Paper Products Co.	15,900	487,653
Revlon, Inc., Class A *	18,602	677,671
Synutra International, Inc. *(b)	23,200	117,392
USANA Health Sciences, Inc. *	9,100	1,077,804
WD-40 Co.	22,300	2,281,290
		10,299,230

See financial notes    25

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 2.4%
Ambac Financial Group, Inc. *	66,900	1,085,787
American Equity Investment Life Holding Co.	125,864	1,762,096
AMERISAFE, Inc.	25,335	1,365,050
Argo Group International Holdings Ltd.	43,210	2,375,254
Atlas Financial Holdings, Inc. *	16,900	296,933
Baldwin & Lyons, Inc., Class B	13,000	317,720
Citizens, Inc. *(b)	80,500	656,075
CNO Financial Group, Inc.	289,168	5,312,016
Crawford & Co., Class B	44,000	296,560
Donegal Group, Inc., Class A	10,400	159,224
eHealth, Inc. *	23,600	264,084
EMC Insurance Group, Inc.	14,300	378,378
Employers Holdings, Inc.	49,800	1,479,060
Enstar Group Ltd. *	13,894	2,201,365
FBL Financial Group, Inc., Class A	13,968	844,645
Federated National Holding Co.	20,246	385,686
Fidelity & Guaranty Life (b)	13,400	354,296
First American Financial Corp.	160,800	5,792,016
Global Indemnity plc *	14,755	464,045
Greenlight Capital Re Ltd., Class A *	42,789	921,247
Hallmark Financial Services, Inc. *	21,200	239,348
HCI Group, Inc.	13,800	413,448
Heritage Insurance Holdings, Inc.	40,462	537,740
Horace Mann Educators Corp.	63,478	1,974,166
Independence Holding Co.	11,248	172,882
Infinity Property & Casualty Corp.	18,092	1,450,255
James River Group Holdings Ltd.	14,700	455,112
Kemper Corp.	68,514	2,121,193
Maiden Holdings Ltd.	76,900	940,487
MBIA, Inc. *	179,084	1,396,855
National General Holdings Corp.	58,800	1,187,172
National Interstate Corp.	12,498	384,813
National Western Life Group, Inc., Class A	3,494	757,150
OneBeacon Insurance Group Ltd., Class A	33,400	414,160
Patriot National, Inc. *(b)	15,800	131,456
Primerica, Inc.	74,800	3,707,088
RLI Corp.	63,120	3,924,802
Safety Insurance Group, Inc.	22,770	1,289,010
Selective Insurance Group, Inc.	88,414	3,068,850
State Auto Financial Corp.	24,726	507,130
State National Cos., Inc.	46,500	524,520
Stewart Information Services Corp.	34,100	1,187,362
The Navigators Group, Inc. *	16,470	1,360,587
Third Point Reinsurance Ltd. *	128,260	1,459,599
Trupanion, Inc. *(b)	31,800	396,546
United Fire Group, Inc.	32,300	1,447,686
United Insurance Holdings Corp.	24,400	397,964
Universal Insurance Holdings, Inc. (b)	48,122	847,428
		59,406,346
Security	Number of Shares	Value ($)
Materials 4.2%
A. Schulman, Inc.	45,609	1,272,035
AEP Industries, Inc.	5,800	357,454
AK Steel Holding Corp. *(b)	262,900	1,230,372
American Vanguard Corp. *	42,700	706,685
Axiall Corp.	108,121	2,546,250
Balchem Corp.	47,200	2,896,192
Berry Plastics Group, Inc. *	180,657	6,507,265
Boise Cascade Co. *	60,800	1,268,896
Calgon Carbon Corp.	79,785	1,307,676
Carpenter Technology Corp.	71,844	2,543,996
Century Aluminum Co. *	73,400	647,388
Chase Corp.	10,300	579,787
Chemtura Corp. *	105,785	2,946,112
Clearwater Paper Corp. *	27,200	1,624,928
Cliffs Natural Resources, Inc. *(b)	227,759	1,200,290
Coeur Mining, Inc. *	205,013	1,660,605
Commercial Metals Co.	175,700	3,148,544
Core Molding Technologies, Inc. *	11,000	129,030
Deltic Timber Corp.	16,721	1,045,062
Ferro Corp. *	109,000	1,388,660
Ferroglobe plc	108,500	1,105,615
Flotek Industries, Inc. *	78,900	745,605
FutureFuel Corp.	40,400	454,096
Greif, Inc., Class A	45,794	1,589,052
H.B. Fuller Co.	76,694	3,429,756
Handy & Harman Ltd. *	4,800	131,664
Hawkins, Inc.	15,500	606,515
Haynes International, Inc.	21,325	800,327
Headwaters, Inc. *	111,400	2,229,114
Hecla Mining Co.	559,040	2,409,462
Innophos Holdings, Inc.	30,300	1,119,888
Innospec, Inc.	37,900	1,832,844
Intrepid Potash, Inc. *	89,300	114,304
Kaiser Aluminum Corp.	26,243	2,488,624
KapStone Paper & Packaging Corp.	135,303	2,149,965
KMG Chemicals, Inc.	17,600	416,944
Koppers Holdings, Inc. *	30,900	776,517
Kraton Performance Polymers, Inc. *	46,235	1,049,997
Kronos Worldwide, Inc.	30,700	204,155
Louisiana-Pacific Corp. *	216,772	3,685,124
LSB Industries, Inc. *	28,000	368,480
Materion Corp.	31,829	922,723
Minerals Technologies, Inc.	53,222	3,187,998
Multi Packaging Solutions International Ltd. *	29,600	491,952
Myers Industries, Inc.	34,900	470,452
Neenah Paper, Inc.	23,953	1,559,101
Olin Corp.	254,848	5,553,138
Olympic Steel, Inc.	12,200	275,964
OMNOVA Solutions, Inc. *	65,700	469,755
P.H. Glatfelter Co.	69,400	1,591,342
PolyOne Corp.	136,876	4,924,798
Quaker Chemical Corp.	20,100	1,790,106
Rayonier Advanced Materials, Inc.	69,342	710,755
Real Industry, Inc. *	32,714	289,192
Rentech, Inc. *	44,190	153,339
Ryerson Holding Corp. *	14,000	124,320

26    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	37,800	779,436
Schweitzer-Mauduit International, Inc.	48,000	1,650,720
Senomyx, Inc. *	62,400	152,880
Sensient Technologies Corp.	68,414	4,600,841
Solazyme, Inc. *(b)	111,500	260,910
Stepan Co.	28,800	1,765,152
Stillwater Mining Co. *	182,900	2,231,380
Summit Materials, Inc., Class A *	46,681	975,633
SunCoke Energy, Inc.	96,800	719,224
TimkenSteel Corp.	63,644	810,825
Trecora Resources *	27,400	313,730
Tredegar Corp.	35,100	560,196
Trinseo S.A. *	19,600	838,684
Tronox Ltd., Class A	90,200	656,656
United States Lime & Minerals, Inc.	2,700	144,639
US Concrete, Inc. *	21,700	1,340,192
Valhi, Inc. (b)	25,000	49,250
Worthington Industries, Inc.	73,817	2,786,592
		105,867,150
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	31,500	887,670
Carmike Cinemas, Inc. *	37,900	1,136,621
Central European Media Enterprises Ltd., Class A *(b)	109,100	290,206
Crown Media Holdings, Inc., Class A *	46,700	236,769
Cumulus Media, Inc., Class A *	197,200	73,280
Daily Journal Corp. *	2,000	392,800
DreamWorks Animation SKG, Inc., Class A *	115,530	4,611,958
Entercom Communications Corp., Class A *	43,000	487,620
Entravision Communications Corp., Class A	98,600	783,870
Eros International plc *(b)	41,690	557,812
Global Eagle Entertainment, Inc. *	77,200	618,372
Gray Television, Inc. *	100,493	1,291,335
Harte-Hanks, Inc.	75,416	137,257
Hemisphere Media Group, Inc. *	12,300	147,108
IMAX Corp. *	93,600	2,995,200
Loral Space & Communications, Inc. *	20,500	751,940
MDC Partners, Inc., Class A (b)	65,080	1,317,219
Media General, Inc. *	140,986	2,443,287
Meredith Corp.	55,700	2,857,967
National CineMedia, Inc.	95,700	1,358,940
New Media Investment Group, Inc.	71,382	1,145,681
Nexstar Broadcasting Group, Inc., Class A	46,155	2,369,136
Reading International, Inc., Class A *	23,000	298,310
Saga Communications, Inc., Class A	6,400	269,120
Scholastic Corp.	41,569	1,512,280
Sinclair Broadcast Group, Inc., Class A	100,902	3,235,927
Security	Number of Shares	Value ($)
Sizmek, Inc. *	36,700	97,255
The E.W. Scripps Co., Class A *	89,271	1,355,134
The New York Times Co., Class A	206,651	2,649,266
Time, Inc.	171,186	2,516,434
Townsquare Media, Inc., Class A *	10,100	107,464
Tribune Publishing Co.	37,517	425,068
World Wrestling Entertainment, Inc., Class A (b)	48,000	798,720
		40,157,026
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Abeona Therapeutics, Inc. *(b)	14,621	39,769
ACADIA Pharmaceuticals, Inc. *	127,316	4,112,307
Accelerate Diagnostics, Inc. *(b)	41,300	518,315
Acceleron Pharma, Inc. *	39,127	1,171,854
Achillion Pharmaceuticals, Inc. *	184,789	1,579,946
Aclaris Therapeutics, Inc. *	9,500	175,560
Acorda Therapeutics, Inc. *	64,639	1,670,918
Adamas Pharmaceuticals, Inc. *	20,472	345,567
Aduro Biotech, Inc. *	11,881	153,859
Advaxis, Inc. *(b)	44,111	341,419
Aegerion Pharmaceuticals, Inc. *	43,100	122,835
Aerie Pharmaceuticals, Inc. *	29,844	473,326
Affimed N.V. *(b)	22,114	89,562
Agenus, Inc. *	110,054	387,390
Agile Therapeutics, Inc. *	13,462	77,945
Aimmune Therapeutics, Inc. *	15,600	202,020
Akebia Therapeutics, Inc. *	52,447	492,477
Albany Molecular Research, Inc. *	40,600	611,030
Alder Biopharmaceuticals, Inc. *	37,546	996,846
Alimera Sciences, Inc. *(b)	31,400	69,708
AMAG Pharmaceuticals, Inc. *	54,731	1,451,466
Amicus Therapeutics, Inc. *	176,904	1,321,473
Amphastar Pharmaceuticals, Inc. *	53,126	653,450
Anacor Pharmaceuticals, Inc. *	61,896	3,883,355
ANI Pharmaceuticals, Inc. *(b)	13,500	613,845
Anthera Pharmaceuticals, Inc. *	51,939	192,174
Applied Genetic Technologies Corp. *	17,400	273,354
Aralez Pharmaceuticals, Inc. *(b)	84,100	328,831
Aratana Therapeutics, Inc. *	43,300	260,233
Ardelyx, Inc. *	36,240	290,282
Arena Pharmaceuticals, Inc. *	365,000	627,800
ARIAD Pharmaceuticals, Inc. *	239,200	1,717,456
Array BioPharma, Inc. *	220,479	703,328
Arrowhead Pharmaceuticals, Inc. *(b)	98,400	569,736
Assembly Biosciences, Inc. *	20,668	124,008
Asterias Biotherapeutics, Inc. *(b)	15,125	64,886
Atara Biotherapeutics, Inc. *	24,043	433,014
aTyr Pharma, Inc. *	8,518	30,324
Avalanche Biotechnologies, Inc. *	28,209	159,099
Avexis, Inc. *(b)	7,000	175,000
Axovant Sciences Ltd. *	19,600	254,800
Bellicum Pharmaceuticals, Inc. *	14,200	143,988
BioCryst Pharmaceuticals, Inc. *	116,000	378,160
BioDelivery Sciences International, Inc. *(b)	79,500	268,710
BioSpecifics Technologies Corp. *	8,000	284,480
BioTime, Inc. *(b)	83,500	243,820
Blueprint Medicines Corp. *	13,264	201,348

See financial notes    27

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Calithera Biosciences, Inc. *(b)	19,000	101,270
Cambrex Corp. *	46,300	2,233,512
Cara Therapeutics, Inc. *	27,617	168,464
Carbylan Therapeutics, Inc. *	15,751	11,530
Catabasis Pharmaceuticals, Inc. *(b)	5,500	24,255
Catalent, Inc. *	129,599	3,827,058
Catalyst Pharmaceuticals, Inc. *	107,345	72,995
Celldex Therapeutics, Inc. *	159,500	638,000
Cellular Biomedicine Group, Inc. *(b)	14,309	247,116
Cempra, Inc. *(b)	57,078	966,331
Cepheid *	109,500	3,125,130
ChemoCentryx, Inc. *	35,000	84,000
Chiasma, Inc. *(b)	10,000	33,700
Chimerix, Inc. *	72,386	432,868
Cidara Therapeutics, Inc. *	4,559	60,999
Clovis Oncology, Inc. *	42,000	584,220
Coherus Biosciences, Inc. *(b)	33,961	639,486
Collegium Pharmaceutical, Inc. *	8,736	166,508
Concert Pharmaceuticals, Inc. *	21,722	302,805
Corcept Therapeutics, Inc. *(b)	86,506	412,634
Corium International, Inc. *(b)	12,013	53,818
CorMedix, Inc. *(b)	45,377	189,676
CTI BioPharma, Corp. *	393,700	198,267
Curis, Inc. *	158,654	317,308
Cytokinetics, Inc. *	57,100	464,794
CytomX Therapeutics, Inc. *	13,300	171,836
CytRx Corp. *(b)	126,000	410,760
Depomed, Inc. *	94,100	1,635,458
Dermira, Inc. *	24,700	624,663
Dicerna Pharmaceuticals, Inc. *	21,814	100,781
Dimension Therapeutics, Inc. *(b)	13,100	93,141
Durect Corp. *	163,276	218,790
Dynavax Technologies Corp. *	58,300	956,703
Eagle Pharmaceuticals, Inc. *	12,424	470,373
Edge Therapeutics, Inc. *	14,900	122,627
Editas Medicine, Inc. *(b)	10,300	340,415
Emergent BioSolutions, Inc. *	45,200	1,741,104
Enanta Pharmaceuticals, Inc. *	26,322	768,602
Endocyte, Inc. *(b)	50,400	196,560
Epizyme, Inc. *	65,259	679,999
Esperion Therapeutics, Inc. *	18,670	306,001
Exact Sciences Corp. *	146,262	1,026,759
Exelixis, Inc. *(b)	351,372	1,619,825
Fibrocell Science, Inc. *	34,944	96,445
FibroGen, Inc. *	74,209	1,335,762
Five Prime Therapeutics, Inc. *	33,400	1,589,506
Flex Pharma, Inc. *	9,700	106,312
Flexion Therapeutics, Inc. *	19,943	207,407
Fluidigm Corp. *	43,100	412,898
Foamix Pharmaceuticals Ltd. *	32,336	204,040
Foundation Medicine, Inc. *(b)	20,500	326,975
Galena Biopharma, Inc. *(b)	265,000	365,700
Genocea Biosciences, Inc. *	26,625	117,150
Genomic Health, Inc. *	26,700	701,676
Geron Corp. *(b)	247,200	729,240
Global Blood Therapeutics, Inc. *	9,600	193,632
Halozyme Therapeutics, Inc. *	164,000	1,730,200
Harvard Bioscience, Inc. *	74,929	222,539
Heron Therapeutics, Inc. *(b)	43,660	936,070
Heska Corp. *	8,091	247,585
Security	Number of Shares	Value ($)
Idera Pharmaceuticals, Inc. *(b)	111,929	185,802
Ignyta, Inc. *	35,845	248,047
Immune Design, Corp. *	16,243	221,555
ImmunoGen, Inc. *	125,500	859,675
Immunomedics, Inc. *(b)	132,600	470,730
Impax Laboratories, Inc. *	109,100	3,638,485
INC Research Holdings, Inc., Class A *	19,400	933,722
Infinity Pharmaceuticals, Inc. *	67,500	391,500
Innoviva, Inc. (b)	130,100	1,605,434
Inovio Pharmaceuticals, Inc. *(b)	99,262	1,040,266
Insmed, Inc. *	93,214	1,132,550
Insys Therapeutics, Inc. *(b)	37,079	537,275
Intersect ENT, Inc. *	26,368	528,678
Intra-Cellular Therapies, Inc. *	41,000	1,407,120
Invitae Corp. *(b)	14,200	135,468
Ironwood Pharmaceuticals, Inc. *	196,700	2,055,515
Karyopharm Therapeutics, Inc. *	33,263	309,346
Keryx Biopharmaceuticals, Inc. *(b)	150,634	819,449
Kite Pharma, Inc. *	48,142	2,228,012
La Jolla Pharmaceutical Co. *	21,579	399,427
Lannett Co., Inc. *	41,300	792,134
Lexicon Pharmaceuticals, Inc. *(b)	58,900	813,409
Ligand Pharmaceuticals, Inc. *	27,043	3,268,687
Lion Biotechnologies, Inc. *	64,872	367,824
Loxo Oncology, Inc. *	13,200	304,260
Luminex Corp. *	64,200	1,290,420
MacroGenics, Inc. *	42,449	872,751
MannKind Corp. *	355,984	480,578
Medgenics, Inc. *	23,712	113,106
Merrimack Pharmaceuticals, Inc. *(b)	182,500	1,292,100
MiMedx Group, Inc. *(b)	172,250	1,297,043
Mirati Therapeutics, Inc. *	18,048	373,955
Momenta Pharmaceuticals, Inc. *	95,786	910,925
MyoKardia, Inc. *	11,500	131,560
Myriad Genetics, Inc. *	105,786	3,808,296
NanoString Technologies, Inc. *	24,100	383,672
NantKwest, Inc. *(b)	8,400	69,636
Natera, Inc. *	13,000	127,660
Navidea Biopharmaceuticals, Inc. *(b)	221,100	305,118
Nektar Therapeutics *	195,471	3,064,985
NeoGenomics, Inc. *	89,888	731,688
Neos Therapeutics, Inc. *	7,600	68,932
Neurocrine Biosciences, Inc. *	132,003	6,016,697
NewLink Genetics Corp. *(b)	33,100	536,551
Nivalis Therapeutics, Inc. *	6,800	28,764
Northwest Biotherapeutics, Inc. *(b)	70,700	98,980
Novavax, Inc. *	402,021	2,106,590
Ocular Therapeutix, Inc. *	18,570	228,040
Omeros Corp. *(b)	57,100	756,575
Oncocyte Corp. *	4,175	21,668
OncoMed Pharmaceuticals, Inc. *	24,500	303,800
Oncothyreon, Inc. *	151,709	197,222
Ophthotech Corp. *	35,543	1,661,280
Orexigen Therapeutics, Inc. *	151,187	67,581
Organovo Holdings, Inc. *(b)	154,441	420,080
Osiris Therapeutics, Inc. *(b)	30,400	170,544
Otonomy, Inc. *	30,139	429,782

28    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
OvaScience, Inc. *(b)	33,901	284,090
Pacific Biosciences of California, Inc. *	98,500	950,525
Pacira Pharmaceuticals, Inc. *	55,400	2,997,694
Paratek Pharmaceuticals, Inc. *	17,408	237,097
PAREXEL International Corp. *	84,980	5,192,278
PDL BioPharma, Inc.	239,600	903,292
Peregrine Pharmaceuticals, Inc. *(b)	388,700	137,639
Pernix Therapeutics Holdings, Inc. *(b)	48,800	36,605
Pfenex, Inc. *	23,397	190,920
Phibro Animal Health Corp., Class A	25,500	528,870
Portola Pharmaceuticals, Inc. *	77,700	1,846,152
PRA Health Sciences, Inc. *	30,500	1,447,225
Prestige Brands Holdings, Inc. *	80,900	4,593,502
Progenics Pharmaceuticals, Inc. *	102,600	544,806
Proteon Therapeutics, Inc. *	10,998	107,341
Prothena Corp. plc *	50,253	2,170,427
PTC Therapeutics, Inc. *	53,136	394,269
Radius Health, Inc. *	50,314	1,791,178
Raptor Pharmaceutical Corp. *	119,565	587,064
REGENXBIO, Inc. *	13,500	140,670
Regulus Therapeutics, Inc. *(b)	39,681	231,737
Relypsa, Inc. *(b)	51,424	930,774
Repligen Corp. *	52,100	1,387,944
Retrophin, Inc. *	55,293	761,938
Revance Therapeutics, Inc. *(b)	28,408	522,139
Rigel Pharmaceuticals, Inc. *	153,400	434,122
Sage Therapeutics, Inc. *	25,495	960,907
Sagent Pharmaceuticals, Inc. *	37,269	433,811
Sangamo BioSciences, Inc. *	113,700	716,310
Sarepta Therapeutics, Inc. *(b)	68,900	977,691
SciClone Pharmaceuticals, Inc. *	78,000	1,029,600
Sequenom, Inc. *(b)	166,100	212,608
Seres Therapeutics, Inc. *(b)	12,000	354,240
Sorrento Therapeutics, Inc. *(b)	39,855	273,405
Spark Therapeutics, Inc. *(b)	12,500	448,625
Spectrum Pharmaceuticals, Inc. *	91,100	645,899
Stemline Therapeutics, Inc. *	28,000	154,000
Sucampo Pharmaceuticals, Inc., Class A *	40,218	433,550
Supernus Pharmaceuticals, Inc. *	50,200	861,432
Synergy Pharmaceuticals, Inc. *(b)	162,100	508,994
Synta Pharmaceuticals Corp. *	191,800	76,720
T2 Biosystems, Inc. *(b)	21,600	198,072
Teligent, Inc. *(b)	58,900	325,128
TESARO, Inc. *(b)	35,400	1,466,976
Tetraphase Pharmaceuticals, Inc. *	52,053	291,497
TG Therapeutics, Inc. *(b)	59,050	537,946
The Medicines Co. *	100,228	3,567,115
TherapeuticsMD, Inc. *	225,855	1,863,304
Theravance Biopharma, Inc. *	40,700	844,525
Threshold Pharmaceuticals, Inc. *	88,794	39,060
Tobira Therapeutics, Inc. *	4,229	33,282
Tokai Pharmaceuticals, Inc. *(b)	17,900	131,207
Trevena, Inc. *	50,234	391,323
Trovagene, Inc. *(b)	35,347	142,095
Ultragenyx Pharmaceutical, Inc. *	58,741	3,972,066
Vanda Pharmaceuticals, Inc. *	60,600	539,340
Verastem, Inc. *	39,800	65,670
Security	Number of Shares	Value ($)
Versartis, Inc. *	31,735	287,519
Vitae Pharmaceuticals, Inc. *	18,478	132,857
Vital Therapies, Inc. *(b)	35,847	307,209
VIVUS, Inc. *(b)	190,400	314,160
Voyager Therapeutics, Inc. *(b)	10,100	117,665
vTv Therapeutics, Inc., Class A *	7,000	44,100
XBiotech, Inc. *(b)	5,538	70,610
Xencor, Inc. *	39,728	486,668
XenoPort, Inc. *	98,100	431,640
XOMA Corp. *	150,400	123,117
Zafgen, Inc. *	23,672	150,791
ZIOPHARM Oncology, Inc. *(b)	177,164	1,392,509
Zogenix, Inc. *	40,225	412,306
Zynerba Pharmaceuticals, Inc. *(b)	4,700	38,305
		174,862,452
Real Estate 10.3%
Acadia Realty Trust	106,357	3,584,231
AG Mortgage Investment Trust, Inc.	41,300	553,007
Agree Realty Corp.	31,300	1,213,814
Alexander & Baldwin, Inc.	76,360	2,920,006
Alexander's, Inc.	3,341	1,278,500
Altisource Asset Management Corp. *	1,385	23,199
Altisource Portfolio Solutions S.A. *	19,887	622,264
Altisource Residential Corp.	87,800	1,020,236
American Assets Trust, Inc.	58,200	2,308,794
American Capital Mortgage Investment Corp.	76,700	1,137,461
Anworth Mortgage Asset Corp.	149,900	707,528
Apollo Commercial Real Estate Finance, Inc.	87,700	1,397,061
Apollo Residential Mortgage, Inc.	50,875	689,865
Ares Commercial Real Estate Corp.	41,900	502,800
Armada Hoffler Properties, Inc.	51,600	603,720
ARMOUR Residential REIT, Inc.	57,729	1,228,473
Ashford Hospitality Prime, Inc.	42,487	475,430
Ashford Hospitality Trust, Inc.	128,682	719,332
AV Homes, Inc. *	24,800	285,200
Bluerock Residential Growth REIT, Inc.	26,308	287,810
Capstead Mortgage Corp.	145,829	1,417,458
CareTrust REIT, Inc.	79,365	1,009,523
CatchMark Timber Trust, Inc., Class A	57,209	606,987
Cedar Realty Trust, Inc.	124,200	859,464
Chatham Lodging Trust	61,234	1,304,897
Chesapeake Lodging Trust	93,585	2,304,999
Colony Capital, Inc., Class A	175,026	3,094,460
Colony Starwood Homes	57,400	1,398,838
Consolidated-Tomoka Land Co.	7,600	374,680
CorEnergy Infrastructure Trust, Inc. (b)	19,500	415,155
CoreSite Realty Corp.	38,300	2,869,819
Cousins Properties, Inc.	309,701	3,205,405
CubeSmart	268,043	7,936,753
CyrusOne, Inc.	111,604	4,925,085
CYS Investments, Inc.	246,361	1,997,988

See financial notes    29

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DCT Industrial Trust, Inc.	136,926	5,527,703
DiamondRock Hospitality Co.	306,017	2,726,611
DuPont Fabros Technology, Inc.	104,124	4,146,218
Dynex Capital, Inc.	77,200	501,800
Easterly Government Properties, Inc.	21,600	398,520
EastGroup Properties, Inc.	45,690	2,729,978
Education Realty Trust, Inc.	98,513	3,917,862
EPR Properties	87,200	5,744,736
Equity One, Inc.	121,031	3,425,177
FelCor Lodging Trust, Inc.	226,213	1,619,685
First Industrial Realty Trust, Inc.	176,437	4,047,465
First Potomac Realty Trust	90,700	762,787
Forestar Group, Inc. *	49,700	670,950
Franklin Street Properties Corp.	133,965	1,422,708
FRP Holdings, Inc. *	12,700	463,296
Gaming & Leisure Properties, Inc.	75,860	2,487,448
Getty Realty Corp.	39,459	776,553
Gladstone Commercial Corp.	34,300	577,269
Government Properties Income Trust	106,447	2,013,977
Gramercy Property Trust	640,968	5,428,999
Great Ajax Corp.	9,400	128,028
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,845	1,180,393
Hatteras Financial Corp.	157,651	2,505,074
Healthcare Realty Trust, Inc.	146,481	4,435,445
Hersha Hospitality Trust	72,925	1,406,723
Highwoods Properties, Inc.	142,207	6,645,333
Hudson Pacific Properties, Inc.	113,911	3,331,897
Independence Realty Trust, Inc.	46,109	330,602
InfraREIT, Inc. *	34,700	575,326
Invesco Mortgage Capital, Inc.	188,006	2,415,877
Investors Real Estate Trust	187,002	1,125,752
iStar, Inc. *	131,700	1,290,660
Kennedy-Wilson Holdings, Inc.	133,887	2,893,298
Kite Realty Group Trust	119,639	3,257,770
Ladder Capital Corp.	72,222	860,164
LaSalle Hotel Properties	168,579	4,029,038
Lexington Realty Trust	314,774	2,763,716
LTC Properties, Inc.	55,251	2,563,094
Mack-Cali Realty Corp.	135,100	3,453,156
Marcus & Millichap, Inc. *	19,579	491,041
Medical Properties Trust, Inc.	357,567	4,759,217
Monmouth Real Estate Investment Corp.	96,200	1,106,300
Monogram Residential Trust, Inc.	260,924	2,643,160
National Health Investors, Inc.	57,368	3,906,187
National Storage Affiliates Trust	33,821	660,186
New Residential Investment Corp.	357,297	4,323,294
New Senior Investment Group, Inc.	119,769	1,293,505
New York Mortgage Trust, Inc.	175,200	911,040
New York REIT, Inc.	249,088	2,448,535
NexPoint Residential Trust, Inc.	30,669	431,206
One Liberty Properties, Inc.	18,700	437,954
Orchid Island Capital, Inc. (b)	36,959	357,763
Parkway Properties, Inc.	128,593	2,115,355
Pebblebrook Hotel Trust	109,500	3,026,580
Pennsylvania Real Estate Investment Trust	106,167	2,435,471
Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	119,921	1,629,726
Physicians Realty Trust	200,350	3,632,345
Potlatch Corp.	64,603	2,275,318
Preferred Apartment Communities, Inc., Class A	29,997	370,163
PS Business Parks, Inc.	29,938	2,866,863
QTS Realty Trust, Inc., Class A	49,687	2,405,845
RAIT Financial Trust	154,400	469,376
Ramco-Gershenson Properties Trust	120,921	2,141,511
RE/MAX Holdings, Inc., Class A	16,800	618,240
Redwood Trust, Inc.	126,500	1,639,440
Resource Capital Corp.	49,037	582,560
Retail Opportunity Investments Corp.	141,747	2,788,163
Rexford Industrial Realty, Inc.	88,116	1,653,937
RLJ Lodging Trust	195,135	4,111,494
Rouse Properties, Inc.	54,500	1,006,615
Ryman Hospitality Properties, Inc.	67,385	3,472,349
Sabra Health Care REIT, Inc.	102,796	2,167,968
Saul Centers, Inc.	15,800	840,244
Select Income REIT	94,928	2,197,583
Silver Bay Realty Trust Corp.	56,433	823,922
Sovran Self Storage, Inc.	58,617	6,226,298
STAG Industrial, Inc.	99,800	1,992,008
STORE Capital Corp.	62,300	1,599,241
Summit Hotel Properties, Inc.	137,500	1,567,500
Sun Communities, Inc.	85,536	5,805,328
Sunstone Hotel Investors, Inc.	308,454	3,951,296
Tejon Ranch Co. *	19,092	429,952
Terreno Realty Corp.	67,900	1,546,083
The Geo Group, Inc.	116,880	3,743,666
The RMR Group, Inc., Class A	7,719	192,357
The St. Joe Co. *	86,600	1,459,210
UMH Properties, Inc.	31,900	312,620
United Development Funding IV (a)(b)(d)	44,425	113,728
Universal Health Realty Income Trust	19,444	1,061,642
Urban Edge Properties	127,287	3,301,825
Urstadt Biddle Properties, Inc., Class A	41,274	848,593
Washington Real Estate Investment Trust	104,082	2,984,031
Western Asset Mortgage Capital Corp. (b)	61,056	608,728
Whitestone REIT	41,700	560,031
Xenia Hotels & Resorts, Inc.	171,362	2,635,548
		259,841,471
Retailing 3.9%
1-800-Flowers.com, Inc., Class A *	34,800	273,180
Abercrombie & Fitch Co., Class A	104,363	2,789,623
America's Car-Mart, Inc. *	11,500	305,555
American Eagle Outfitters, Inc.	275,815	3,946,913
Asbury Automotive Group, Inc. *	38,485	2,332,961
Ascena Retail Group, Inc. *	260,163	2,292,036
Barnes & Noble Education, Inc. *	46,395	434,257
Barnes & Noble, Inc.	73,410	862,568
bebe stores, Inc. *	51,449	28,956

30    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Big 5 Sporting Goods Corp.	32,284	390,314
Big Lots, Inc.	77,000	3,531,220
Blue Nile, Inc.	19,000	489,820
Boot Barn Holdings, Inc. *	21,411	175,570
Build-A-Bear Workshop, Inc. *	25,700	338,469
Burlington Stores, Inc. *	107,191	6,106,671
Caleres, Inc.	68,275	1,721,213
Chico's FAS, Inc.	217,851	2,747,101
Christopher & Banks Corp. *	51,800	134,680
Citi Trends, Inc.	24,846	446,234
Conn's, Inc. *(b)	35,300	485,022
Core-Mark Holding Co., Inc.	36,141	2,951,274
Destination XL Group, Inc. *	56,400	302,868
Duluth Holdings, Inc., Class B *	12,300	292,617
Etsy, Inc. *	35,663	313,121
EVINE Live, Inc. *	56,000	86,240
Express, Inc. *	115,898	2,107,026
Fenix Parts, Inc. *	27,427	138,232
Five Below, Inc. *	85,000	3,544,500
Francesca's Holdings Corp. *	66,500	1,103,900
Fred's, Inc., Class A	60,300	884,601
FTD Cos., Inc. *	28,097	781,378
Genesco, Inc. *	34,944	2,417,426
Group 1 Automotive, Inc.	35,300	2,324,152
Guess?, Inc.	94,900	1,741,415
Haverty Furniture Cos., Inc.	30,300	565,701
Hibbett Sports, Inc. *	34,275	1,237,327
HSN, Inc.	49,955	2,649,114
Kirkland's, Inc.	27,800	456,476
Lands' End, Inc. *(b)	24,200	588,786
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	2,466,551
Lithia Motors, Inc., Class A	35,037	2,908,772
Lumber Liquidators Holdings, Inc. *(b)	39,398	587,424
MarineMax, Inc. *	37,700	716,677
Mattress Firm Holding Corp. *(b)	32,916	1,284,382
Monro Muffler Brake, Inc.	48,546	3,360,354
Nutrisystem, Inc.	46,448	1,022,785
Ollie's Bargain Outlet Holdings, Inc. *	17,500	462,875
Outerwall, Inc. (b)	25,600	1,057,536
Overstock.com, Inc. *	15,500	226,145
Party City Holdco, Inc. *	33,816	484,583
PetMed Express, Inc. (b)	29,500	539,850
Pier 1 Imports, Inc.	122,700	845,403
Pool Corp.	66,228	5,788,989
Rent-A-Center, Inc.	77,785	1,143,439
Restoration Hardware Holdings, Inc. *	51,241	2,217,198
Select Comfort Corp. *	77,612	1,915,464
Shoe Carnival, Inc.	24,850	636,906
Shutterfly, Inc. *	54,047	2,485,081
Sonic Automotive, Inc., Class A	50,774	952,520
Sportsman's Warehouse Holdings, Inc. *	32,300	367,574
Stage Stores, Inc.	46,827	344,647
Stein Mart, Inc.	44,300	320,732
Tailored Brands, Inc.	72,769	1,267,636
The Buckle, Inc. (b)	38,064	1,101,572
The Cato Corp., Class A	37,104	1,357,635
The Children's Place, Inc.	28,090	2,188,492
Security	Number of Shares	Value ($)
The Container Store Group, Inc. *(b)	25,200	178,920
The Finish Line, Inc., Class A	71,619	1,414,475
Tile Shop Holdings, Inc. *	41,100	733,224
Tilly's, Inc., Class A *	12,600	79,254
Tuesday Morning Corp. *	65,800	571,144
Vitamin Shoppe, Inc. *	39,400	1,078,378
VOXX International Corp. *	31,300	140,537
Wayfair, Inc., Class A *	31,498	1,189,049
West Marine, Inc. *	24,500	245,490
Weyco Group, Inc.	9,100	255,164
Winmark Corp.	3,000	285,600
Zumiez, Inc. *	30,100	505,078
		99,046,052
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	63,837	2,065,127
Advanced Micro Devices, Inc. *	974,643	3,459,983
Alpha & Omega Semiconductor Ltd. *	28,000	363,720
Ambarella, Inc. *(b)	48,400	1,989,240
Amkor Technology, Inc. *	125,218	714,995
Applied Micro Circuits Corp. *	134,965	842,182
Axcelis Technologies, Inc. *	188,400	538,824
Brooks Automation, Inc.	81,631	772,229
Cabot Microelectronics Corp.	38,700	1,621,143
Cascade Microtech, Inc. *	18,700	391,017
Cavium, Inc. *	84,900	4,191,513
CEVA, Inc. *	32,336	745,668
Cirrus Logic, Inc. *	96,600	3,487,260
Cohu, Inc.	36,800	425,408
Diodes, Inc. *	59,781	1,113,122
DSP Group, Inc. *	31,400	298,300
Entegris, Inc. *	211,600	2,812,164
Exar Corp. *	58,500	356,850
Fairchild Semiconductor International, Inc. *	173,442	3,468,840
FormFactor, Inc. *	94,273	725,902
Inphi Corp. *	60,433	1,793,047
Integrated Device Technology, Inc. *	208,589	4,021,596
Intersil Corp., Class A	202,300	2,364,887
IXYS Corp.	42,600	460,080
Kopin Corp. *	100,300	166,498
Lattice Semiconductor Corp. *	176,100	980,877
M/A-COM Technology Solutions Holdings, Inc. *	36,753	1,502,830
Mattson Technology, Inc. *	131,254	479,077
MaxLinear, Inc., Class A *	81,260	1,361,105
Microsemi Corp. *	168,044	5,678,207
MKS Instruments, Inc.	75,589	2,710,622
Monolithic Power Systems, Inc.	60,100	3,751,442
Nanometrics, Inc. *	40,600	725,116
NeoPhotonics Corp. *	41,863	501,937
NVE Corp.	6,500	372,970
PDF Solutions, Inc. *	44,800	602,560
Photronics, Inc. *	93,137	985,389
Power Integrations, Inc.	45,362	2,188,717
Rambus, Inc. *	179,800	2,089,276
Rudolph Technologies, Inc. *	46,700	647,729
Semtech Corp. *	100,029	2,164,628

See financial notes    31

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sigma Designs, Inc. *	48,758	308,638
Silicon Laboratories, Inc. *	66,050	3,091,140
Synaptics, Inc. *	56,400	4,035,420
Tessera Technologies, Inc.	81,959	2,353,862
Ultra Clean Holdings, Inc. *	43,300	246,377
Ultratech, Inc. *	41,700	904,473
Veeco Instruments, Inc. *	64,839	1,193,686
Xcerra Corp. *	84,400	497,960
		78,563,633
Software & Services 9.3%
A10 Networks, Inc. *	45,219	269,957
ACI Worldwide, Inc. *	175,752	3,513,283
Actua Corp. *	70,100	664,548
Acxiom Corp. *	118,200	2,596,854
Alarm.com Holdings, Inc. *(b)	10,700	244,067
Amber Road, Inc. *(b)	37,900	186,089
American Software, Inc., Class A	45,000	411,300
Angie's List, Inc. *	62,800	549,500
Apigee Corp. *	7,000	67,900
Appfolio, Inc., Class A *(b)	6,300	79,002
Aspen Technology, Inc. *	131,099	4,985,695
AVG Technologies N.V. *	64,858	1,284,188
Bankrate, Inc. *	103,400	945,076
Barracuda Networks, Inc. *	11,600	204,392
Bazaarvoice, Inc. *	107,400	359,790
Benefitfocus, Inc. *	11,390	431,681
Blackbaud, Inc.	72,769	4,494,941
Blackhawk Network Holdings, Inc. *	84,502	2,715,049
Blucora, Inc. *	63,100	505,431
Bottomline Technologies de, Inc. *	63,700	1,564,472
Box, Inc., Class A *(b)	20,500	265,065
Brightcove, Inc. *	49,900	301,895
BroadSoft, Inc. *	45,600	1,785,924
CACI International, Inc., Class A *	37,258	3,582,357
Callidus Software, Inc. *	86,000	1,573,800
Carbonite, Inc. *	26,000	196,040
Cardtronics, Inc. *	68,000	2,680,560
Care.com, Inc. *	23,800	177,072
Cass Information Systems, Inc.	17,640	872,651
ChannelAdvisor Corp. *	30,400	378,784
Ciber, Inc. *	120,800	280,256
Cimpress N.V. *	50,100	4,402,287
Code Rebel Corp. *(b)	2,500	7,075
CommVault Systems, Inc. *	68,347	2,991,548
comScore, Inc. *	73,649	2,255,132
Convergys Corp.	150,700	3,993,550
Cornerstone OnDemand, Inc. *	82,700	2,840,745
CSG Systems International, Inc.	51,100	2,267,818
Cvent, Inc. *	25,500	901,425
Datalink Corp. *	9,500	76,285
Demandware, Inc. *	50,110	2,309,069
DHI Group, Inc. *	57,900	411,669
Digimarc Corp. *(b)	13,600	405,960
Digital Turbine, Inc. *(b)	65,944	56,712
EarthLink Holdings Corp.	161,881	940,529
Ebix, Inc.	41,800	2,011,416
Ellie Mae, Inc. *	44,500	3,720,200
Endurance International Group Holdings, Inc. *	93,002	996,051
Security	Number of Shares	Value ($)
EnerNOC, Inc. *	42,000	286,440
Envestnet, Inc. *	59,454	1,865,667
EPAM Systems, Inc. *	73,883	5,388,287
Epiq Systems, Inc.	48,100	710,437
Euronet Worldwide, Inc. *	77,882	6,004,702
Everi Holdings, Inc. *	103,300	173,544
EVERTEC, Inc.	94,800	1,276,956
Everyday Health, Inc. *	26,939	156,246
ExlService Holdings, Inc. *	50,592	2,448,147
Fair Isaac Corp.	47,541	5,073,100
Five9, Inc. *	33,000	305,250
Fleetmatics Group plc *	59,600	2,160,500
Forrester Research, Inc.	16,017	538,492
Gigamon, Inc. *	40,100	1,306,859
Globant S.A. *	24,751	878,413
Glu Mobile, Inc. *(b)	170,358	454,856
Gogo, Inc. *(b)	89,100	943,569
GrubHub, Inc. *(b)	113,576	2,977,963
GTT Communications, Inc. *	40,643	649,475
Guidance Software, Inc. *	31,700	161,670
Guidewire Software, Inc. *	105,027	5,983,388
Hortonworks, Inc. *	12,500	144,625
HubSpot, Inc. *	29,889	1,323,784
Imperva, Inc. *	39,942	1,856,504
inContact, Inc. *	101,000	940,310
Infoblox, Inc. *	94,600	1,582,658
Instructure, Inc. *	9,400	189,316
Interactive Intelligence Group, Inc. *	25,073	931,963
Internap Corp. *	96,000	218,880
Intralinks Holdings, Inc. *	61,600	548,856
j2 Global, Inc.	74,728	4,746,723
Jive Software, Inc. *	82,300	334,961
Limelight Networks, Inc. *	90,900	159,075
Lionbridge Technologies, Inc. *	99,900	498,501
Liquidity Services, Inc. *	11,700	65,286
LivePerson, Inc. *	99,100	599,555
LogMeIn, Inc. *	38,000	2,268,600
Luxoft Holding, Inc. *	28,470	1,645,851
Manhattan Associates, Inc. *	112,188	6,791,862
ManTech International Corp., Class A	38,700	1,308,060
Marchex, Inc., Class B	48,200	204,850
Marin Software, Inc. *	38,600	98,816
Marketo, Inc. *	53,589	1,178,422
MAXIMUS, Inc.	101,917	5,391,409
MaxPoint Interactive, Inc. *	1,859	14,984
Mentor Graphics Corp.	145,767	2,909,509
MicroStrategy, Inc., Class A *	14,162	2,539,530
MINDBODY, Inc., Class A *(b)	9,300	126,573
MobileIron, Inc. *	52,736	201,979
Model N, Inc. *	28,300	302,244
ModusLink Global Solutions, Inc. *	58,700	85,702
MoneyGram International, Inc. *	42,800	263,220
Monotype Imaging Holdings, Inc.	63,400	1,396,702
Monster Worldwide, Inc. *	133,500	427,200
NeuStar, Inc., Class A *(b)	83,479	1,960,922
New Relic, Inc. *	10,300	265,534
NIC, Inc.	102,900	1,822,359
OPOWER, Inc. *(b)	48,011	379,287
Park City Group, Inc. *(b)	14,000	133,000
Paycom Software, Inc. *	48,107	1,838,168

32    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Paylocity Holding Corp. *	24,445	935,510
Pegasystems, Inc.	53,200	1,403,948
Perficient, Inc. *	53,497	1,117,017
PFSweb, Inc. *	18,923	266,814
Progress Software Corp. *	79,220	2,021,694
Proofpoint, Inc. *	59,200	3,448,992
PROS Holdings, Inc. *	34,000	399,840
Q2 Holdings, Inc. *	31,493	752,998
QAD, Inc., Class A	14,100	276,501
Qlik Technologies, Inc. *	137,621	4,237,351
Qualys, Inc. *	39,426	992,747
QuinStreet, Inc. *	44,900	158,048
Quotient Technology, Inc. *(b)	88,732	1,031,066
Rapid7, Inc. *	9,900	123,948
RealNetworks, Inc. *	52,657	240,116
RealPage, Inc. *	82,900	1,822,971
Reis, Inc.	11,900	299,523
RetailMeNot, Inc. *	65,800	554,694
RingCentral, Inc., Class A *	82,168	1,567,765
Rocket Fuel, Inc. *(b)	26,900	76,934
Rovi Corp. *	124,536	2,194,324
Sapiens International Corp. N.V.	33,066	389,518
Science Applications International Corp.	70,784	3,757,923
SciQuest, Inc. *	38,200	527,924
Seachange International, Inc. *	46,700	174,191
ServiceSource International, Inc. *	105,500	425,165
Shutterstock, Inc. *(b)	28,260	1,159,225
Silver Spring Networks, Inc. *	60,200	845,810
SPS Commerce, Inc. *	25,500	1,298,715
Stamps.com, Inc. *	21,700	1,787,212
Sykes Enterprises, Inc. *	60,293	1,757,541
Synchronoss Technologies, Inc. *	57,962	1,800,879
Syntel, Inc. *	48,600	2,066,958
Take-Two Interactive Software, Inc. *	129,712	4,433,556
Tangoe, Inc. *	56,800	500,976
TechTarget, Inc. *	31,700	245,992
Telenav, Inc. *	40,000	228,000
TeleTech Holdings, Inc.	27,200	755,888
Textura, Corp. *	27,400	723,086
The Hackett Group, Inc.	40,800	607,104
The Rubicon Project, Inc. *	42,361	820,533
TiVo, Inc. *	150,203	1,499,026
Travelport Worldwide Ltd.	158,562	2,211,940
Travelzoo, Inc. *	9,800	74,774
TrueCar, Inc. *	69,959	478,520
TubeMogul, Inc. *(b)	29,288	379,572
Tyler Technologies, Inc. *	50,452	7,386,677
Unisys Corp. *(b)	77,550	597,911
United Online, Inc. *	18,164	196,716
Varonis Systems, Inc. *	15,900	304,485
VASCO Data Security International, Inc. *	45,900	795,447
Verint Systems, Inc. *	89,560	3,030,710
VirnetX Holding Corp. *(b)	65,700	294,993
Virtusa Corp. *	44,900	1,595,746
Web.com Group, Inc. *	66,800	1,335,332
WebMD Health Corp. *	58,570	3,674,682
Wix.com Ltd. *	31,800	786,096
Workiva, Inc. *	14,300	170,313
Xactly Corp. *	8,500	68,510
Security	Number of Shares	Value ($)
XO Group, Inc. *	39,800	702,868
Xura, Inc. *	37,570	841,192
Zendesk, Inc. *	79,494	1,796,564
Zix Corp. *	88,900	331,597
		232,977,499
Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	79,800	1,541,736
Aerohive Networks, Inc. *	31,800	184,440
Agilysys, Inc. *	24,000	256,320
Alliance Fiber Optic Products, Inc. *	24,500	453,740
Anixter International, Inc. *	44,824	2,792,535
Applied Optoelectronics, Inc. *	23,900	267,680
Avid Technology, Inc. *	43,642	243,522
AVX Corp.	72,454	957,842
Badger Meter, Inc.	21,940	1,564,980
Bel Fuse, Inc., Class B	14,100	234,906
Belden, Inc.	64,108	4,047,779
Benchmark Electronics, Inc. *	81,294	1,578,729
Black Box Corp.	24,092	352,225
CalAmp Corp. *	53,500	800,895
Calix, Inc. *	62,600	433,818
Checkpoint Systems, Inc. *	61,644	623,837
Ciena Corp. *	188,874	3,178,749
Clearfield, Inc. *(b)	16,700	309,952
Coherent, Inc. *	37,189	3,473,453
Comtech Telecommunications Corp.	25,300	612,260
Control4 Corp. *	31,800	235,638
CPI Card Group, Inc. (b)	30,300	240,279
Cray, Inc. *	62,100	2,351,727
CTS Corp.	52,200	864,954
Daktronics, Inc.	59,300	515,910
Diebold, Inc.	95,833	2,517,533
Digi International, Inc. *	33,900	358,323
DTS, Inc. *	24,942	544,234
Eastman Kodak Co. *	25,900	306,138
Electro Rent Corp.	25,200	252,252
Electronics For Imaging, Inc. *	72,388	2,883,938
EMCORE Corp. *	34,290	195,453
ePlus, Inc. *	9,200	739,588
Extreme Networks, Inc. *	166,900	585,819
Fabrinet *	56,500	1,806,305
FARO Technologies, Inc. *	25,200	731,808
FEI Co.	61,814	5,502,682
Finisar Corp. *	157,500	2,592,450
GSI Group, Inc. *	57,700	839,535
Harmonic, Inc. *	123,200	426,272
II-VI, Inc. *	82,800	1,728,036
Imation Corp. *	38,856	61,004
Immersion Corp. *	46,379	339,031
Infinera Corp. *	203,304	2,417,285
Insight Enterprises, Inc. *	60,100	1,485,071
InterDigital, Inc.	55,700	3,173,786
InvenSense, Inc. *	113,100	868,608
Itron, Inc. *	59,869	2,461,813
Ixia *	90,364	914,484
Kimball Electronics, Inc. *	49,900	545,906
Knowles Corp. *	133,397	1,783,518
KVH Industries, Inc. *	30,800	300,608

See financial notes    33

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Littelfuse, Inc.	34,800	4,053,504
Mesa Laboratories, Inc.	4,800	483,744
Methode Electronics, Inc.	60,600	1,801,638
MTS Systems Corp.	19,075	1,072,397
Multi-Fineline Electronix, Inc. *	12,100	278,300
NETGEAR, Inc. *	50,000	2,120,000
NetScout Systems, Inc. *	139,300	3,100,818
Nimble Storage, Inc. *	77,777	573,994
Novatel Wireless, Inc. *(b)	52,496	80,319
Oclaro, Inc. *	137,300	693,365
OSI Systems, Inc. *	31,400	1,597,946
Park Electrochemical Corp.	32,946	537,349
PC Connection, Inc.	17,700	420,729
Plantronics, Inc.	54,930	2,112,059
Plexus Corp. *	50,462	2,107,293
Polycom, Inc. *	202,800	2,423,460
Pure Storage, Inc., Class A *(b)	45,000	654,750
QLogic Corp. *	115,168	1,507,549
Quantum Corp. *	324,083	149,175
Rofin-Sinar Technologies, Inc. *	45,436	1,462,585
Rogers Corp. *	27,867	1,598,451
Ruckus Wireless, Inc. *	108,300	1,488,042
Sanmina Corp. *	119,900	2,835,635
ScanSource, Inc. *	40,305	1,639,607
ShoreTel, Inc. *	105,257	644,173
Silicon Graphics International Corp. *	53,400	239,232
Sonus Networks, Inc. *	72,111	595,637
Stratasys Ltd. *(b)	77,206	1,889,231
Super Micro Computer, Inc. *	55,626	1,496,896
SYNNEX Corp.	42,000	3,467,940
Systemax, Inc. *	14,500	131,225
Tech Data Corp. *	56,767	3,899,325
TTM Technologies, Inc. *	91,192	594,572
Ubiquiti Networks, Inc. *(b)	44,472	1,584,093
Universal Display Corp. *	60,852	3,548,280
ViaSat, Inc. *	66,019	5,063,657
Violin Memory, Inc. *(b)	117,600	41,525
Vishay Intertechnology, Inc.	212,428	2,583,125
Vishay Precision Group, Inc. *	16,500	246,840
		125,297,846
Telecommunication Services 0.9%
8x8, Inc. *	114,700	1,300,698
Atlantic Tele-Network, Inc.	16,000	1,150,560
Boingo Wireless, Inc. *	51,500	396,035
Cincinnati Bell, Inc. *	340,645	1,301,264
Cogent Communications Holdings, Inc.	71,600	2,770,920
Consolidated Communications Holdings, Inc.	77,374	1,829,121
FairPoint Communications, Inc. *	28,900	383,214
General Communication, Inc., Class A *	56,800	959,920
Globalstar, Inc. *(b)	745,589	1,453,899
Hawaiian Telcom Holdco, Inc. *	16,813	387,203
IDT Corp., Class B	13,200	202,488
Inteliquent, Inc.	54,500	904,155
Intelsat S.A. *(b)	40,100	158,395
Iridium Communications, Inc. *	133,700	1,078,959
Lumos Networks Corp. *	37,200	474,300
Security	Number of Shares	Value ($)
NTELOS Holdings Corp. *	26,050	240,962
ORBCOMM, Inc. *	68,200	675,862
pdvWireless, Inc. *(b)	22,505	908,752
Shenandoah Telecommunications Co.	74,800	2,146,012
Spok Holdings, Inc.	36,600	621,834
Straight Path Communications, Inc., Class B *(b)	13,015	476,349
Vonage Holdings Corp. *	258,100	1,205,327
Windstream Holdings, Inc. (b)	164,264	1,425,812
		22,452,041
Transportation 1.6%
Air Transport Services Group, Inc. *	81,500	1,148,335
Allegiant Travel Co.	20,381	3,272,577
ArcBest Corp.	40,572	774,519
Atlas Air Worldwide Holdings, Inc. *	37,500	1,497,750
Celadon Group, Inc.	39,100	393,737
Covenant Transport Group, Inc., Class A *	21,294	423,963
Eagle Bulk Shipping, Inc. *(b)	29,680	24,477
Echo Global Logistics, Inc. *	45,275	1,058,077
Forward Air Corp.	49,182	2,241,716
Golden Ocean Group Ltd. *	112,200	97,277
Hawaiian Holdings, Inc. *	71,800	3,020,626
Heartland Express, Inc.	75,400	1,365,494
Hub Group, Inc., Class A *	56,898	2,191,711
Knight Transportation, Inc.	96,600	2,566,662
Marten Transport Ltd.	35,365	659,911
Matson, Inc.	61,131	2,376,773
Navios Maritime Holdings, Inc.	116,400	136,188
P.A.M. Transportation Services, Inc. *	4,000	98,840
Park-Ohio Holdings Corp.	13,600	346,120
Radiant Logistics, Inc. *	36,754	144,811
Roadrunner Transportation Systems, Inc. *	40,900	483,438
Safe Bulkers, Inc.	57,100	70,804
Saia, Inc. *	37,900	1,096,068
Scorpio Bulkers, Inc. *(b)	40,575	156,214
SkyWest, Inc.	81,212	1,908,482
Swift Transportation Co. *	126,600	2,104,092
Ultrapetrol Bahamas Ltd. *	33,800	9,437
Universal Truckload Services, Inc.	11,747	167,512
USA Truck, Inc. *	14,200	251,624
Virgin America, Inc. *(b)	33,501	1,865,671
Werner Enterprises, Inc.	67,949	1,721,828
Wesco Aircraft Holdings, Inc. *	93,300	1,346,319
XPO Logistics, Inc. *(b)	110,902	3,342,586
YRC Worldwide, Inc. *	47,400	436,080
		38,799,719
Utilities 4.0%
Abengoa Yield plc (b)	72,984	1,315,902
ALLETE, Inc.	75,399	4,236,670
American States Water Co.	58,600	2,443,034
Artesian Resources Corp., Class A	10,500	283,395
Atlantic Power Corp. (b)	168,800	449,008
Avista Corp.	97,730	3,916,041

34    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Black Hills Corp.	79,298	4,804,666
California Water Service Group	71,774	2,004,648
Chesapeake Utilities Corp.	23,400	1,392,768
Connecticut Water Service, Inc.	18,400	865,168
Consolidated Water Co., Ltd.	20,376	283,023
Dynegy, Inc. *	182,700	3,221,001
El Paso Electric Co.	63,303	2,854,965
Genie Energy Ltd., Class B *	16,911	124,634
IDACORP, Inc.	74,243	5,399,694
MGE Energy, Inc.	53,840	2,683,924
Middlesex Water Co.	21,485	785,921
New Jersey Resources Corp.	130,300	4,649,104
Northwest Natural Gas Co.	42,495	2,190,192
NorthWestern Corp.	72,569	4,124,822
NRG Yield, Inc., Class A	59,933	906,786
NRG Yield, Inc., Class C	91,524	1,480,858
ONE Gas, Inc.	80,200	4,689,294
Ormat Technologies, Inc.	58,273	2,529,048
Otter Tail Corp.	59,153	1,710,705
Pattern Energy Group, Inc.	85,900	1,803,900
Piedmont Natural Gas Co., Inc.	122,206	7,307,919
PNM Resources, Inc.	119,300	3,779,424
Portland General Electric Co.	136,908	5,437,986
SJW Corp.	24,600	846,486
South Jersey Industries, Inc.	104,020	2,903,198
Southwest Gas Corp.	68,396	4,439,584
Spark Energy, Inc., Class A	2,400	61,872
Spire, Inc.	66,671	4,264,277
Talen Energy Corp. *	127,547	1,487,198
TerraForm Global, Inc., Class A *(b)	83,500	242,985
The Empire District Electric Co.	66,300	2,232,321
The York Water Co.	19,200	569,280
Unitil Corp.	22,100	873,392
Vivint Solar, Inc. *	27,000	90,180
WGL Holdings, Inc.	76,233	5,175,458
		100,860,731
Total Common Stock
(Cost $1,981,827,802)		2,510,738,263

Rights 0.0% of net assets
Banks 0.0%
Enterprise Bank & Trust *(a)(d)	13,914	1,625
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(d)	224,713	249,431
Omthera Pharmaceutical CVR *(a)(d)	8,400	—
		249,431
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(d)	84,700	160,083
Total Rights
(Cost $462,876)		411,139

Security	Number of Shares	Value ($)
Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(d)	24,500	—
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Asterias Biotherapeutics, Inc. *(b)	3,025	1,815
Total Warrants
(Cost $1,724)		1,815

Other Investment Company 4.4% of net assets
Securities Lending Collateral 4.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	109,377,623	109,377,623
Total Other Investment Company
(Cost $109,377,623)		109,377,623
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (e)	5,599,652	5,599,652
Total Short-Term Investment
(Cost $5,599,652)		5,599,652

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,117,072,471 and the unrealized appreciation and depreciation were $783,580,204 and ($274,524,183), respectively, with a net unrealized appreciation of $509,056,021.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $524,867 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $104,636,123.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

See financial notes    35

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	35	3,946,600	(58,825)
36    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	2,979,734,381	4,557,356,922
0.0%	Rights	67,393	58,980
0.0%	Warrants	—	—
0.6%	Other Investment Company	30,052,867	30,052,867
0.9%	Short-Term Investment	39,325,202	39,325,202
100.5%	Total Investments	3,049,179,843	4,626,793,971
(0.5%)	Other Assets and Liabilities, Net		(21,550,394)
100.0%	Net Assets		4,605,243,577

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	13,400	207,834
Autoliv, Inc.	18,600	2,277,942
BorgWarner, Inc.	44,800	1,609,216
Cooper Tire & Rubber Co.	8,900	307,406
Cooper-Standard Holding, Inc. *	5,400	416,394
Dana Holding Corp.	35,200	455,136
Delphi Automotive plc	55,685	4,100,087
Dorman Products, Inc. *	5,000	268,950
Drew Industries, Inc.	5,400	350,082
Federal-Mogul Holdings Corp. *	22,200	205,128
Ford Motor Co.	781,740	10,600,394
General Motors Co.	295,685	9,402,783
Gentex Corp.	59,600	955,984
Gentherm, Inc. *	13,007	477,877
Harley-Davidson, Inc.	42,093	2,013,308
Horizon Global Corp. *	3,717	45,608
Johnson Controls, Inc.	132,500	5,485,500
Lear Corp.	14,000	1,611,820
Modine Manufacturing Co. *	12,100	130,801
Standard Motor Products, Inc.	7,500	266,325
Stoneridge, Inc. *	13,100	186,806
Strattec Security Corp.	1,500	79,350
Tenneco, Inc. *	10,080	537,264
Tesla Motors, Inc. *(c)	21,170	5,096,889
The Goodyear Tire & Rubber Co.	53,637	1,553,864
Thor Industries, Inc.	7,500	480,150
Tower International, Inc.	5,564	127,694
Security	Number of Shares	Value ($)
Visteon Corp.	8,000	637,360
Winnebago Industries, Inc.	7,400	160,136
		50,048,088
Banks 5.8%
1st Source Corp.	6,080	209,395
Ameris Bancorp	6,348	199,327
Arrow Financial Corp.	3,526	99,292
Associated Banc-Corp.	25,000	456,000
Astoria Financial Corp.	19,300	290,272
BancFirst Corp.	2,300	143,451
BancorpSouth, Inc.	16,112	378,471
Bank Mutual Corp.	18,268	147,605
Bank of America Corp.	2,144,301	31,221,023
Bank of Hawaii Corp.	10,000	684,100
Bank of the Ozarks, Inc.	22,800	941,640
BankUnited, Inc.	26,896	927,912
Banner Corp.	5,571	238,327
BB&T Corp.	172,807	6,113,912
BBCN Bancorp, Inc.	19,100	298,342
Beneficial Bancorp, Inc. *	29,899	415,297
Berkshire Hills Bancorp, Inc.	8,000	217,120
BNC Bancorp	11,012	246,228
BofI Holding, Inc. *	20,000	407,400
BOK Financial Corp.	3,740	225,073
Boston Private Financial Holdings, Inc.	20,729	253,308
Brookline Bancorp, Inc.	11,705	133,203
Bryn Mawr Bank Corp.	3,400	96,628
Camden National Corp.	2,500	108,775
Capital Bank Financial Corp., Class A	10,300	311,369
Capital City Bank Group, Inc.	6,875	101,888
Capitol Federal Financial, Inc.	21,963	291,888
Cardinal Financial Corp.	3,700	81,881
Cathay General Bancorp	16,006	488,503
CenterState Banks, Inc.	17,590	286,541
Central Pacific Financial Corp.	10,269	239,679
Century Bancorp, Inc., Class A	800	34,000
Chemical Financial Corp.	8,683	333,948
CIT Group, Inc.	38,200	1,320,574
Citigroup, Inc.	614,589	28,443,179
Citizens Financial Group, Inc.	123,800	2,828,830
City Holding Co.	4,800	235,776
Columbia Banking System, Inc.	9,951	293,455
Comerica, Inc.	39,159	1,738,660
Commerce Bancshares, Inc.	19,507	913,318
Community Bank System, Inc.	10,700	423,399
Community Trust Bancorp, Inc.	2,735	98,105
Cullen/Frost Bankers, Inc.	12,600	806,274
CVB Financial Corp.	19,411	333,481
Dime Community Bancshares, Inc.	6,875	124,506
Eagle Bancorp, Inc. *	5,760	292,032
East West Bancorp, Inc.	29,100	1,090,959
Essent Group Ltd. *	14,900	304,258
EverBank Financial Corp.	15,400	232,232
F.N.B. Corp.	47,061	622,146
Fifth Third Bancorp	166,314	3,045,209
First BanCorp (Puerto Rico) *	56,579	220,658
First Busey Corp.	6,733	137,623

See financial notes    37

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	1,900	484,500
First Commonwealth Financial Corp.	24,904	228,619
First Financial Bancorp	10,339	201,611
First Financial Bankshares, Inc. (c)	18,200	589,316
First Financial Corp.	2,600	92,118
First Horizon National Corp.	45,216	636,641
First Interstate BancSystem, Inc., Class A	8,900	241,190
First Merchants Corp.	9,041	231,902
First Midwest Bancorp, Inc.	15,825	292,446
First Niagara Financial Group, Inc.	78,465	828,590
First Republic Bank	33,724	2,371,472
First United Corp. *	2,200	24,706
FirstMerit Corp.	27,289	604,724
Flagstar Bancorp, Inc. *	8,060	190,780
Flushing Financial Corp.	6,800	135,660
Fulton Financial Corp.	28,262	395,385
Glacier Bancorp, Inc.	10,497	271,767
Great Southern Bancorp, Inc.	3,400	128,724
Great Western Bancorp, Inc.	13,000	409,760
Hancock Holding Co.	12,344	320,574
Hanmi Financial Corp.	7,000	161,840
Heartland Financial USA, Inc.	2,500	83,775
Heritage Financial Corp.	6,135	113,191
Hilltop Holdings, Inc. *	14,975	297,404
Home BancShares, Inc.	11,500	494,385
Huntington Bancshares, Inc.	177,099	1,781,616
IBERIABANK Corp.	6,075	358,364
Independent Bank Corp., Massachusetts	5,700	268,071
Independent Bank Corp., Michigan	431	6,530
International Bancshares Corp.	13,484	353,146
Investors Bancorp, Inc.	78,997	912,415
JPMorgan Chase & Co.	759,563	48,004,382
Kearny Financial Corp.	12,423	156,778
KeyCorp	192,190	2,362,015
Lakeland Financial Corp.	3,700	174,973
LegacyTexas Financial Group, Inc.	8,700	214,542
LendingTree, Inc. *(c)	2,444	218,665
M&T Bank Corp.	35,266	4,172,673
MainSource Financial Group, Inc.	5,535	120,940
MB Financial, Inc.	13,857	481,669
Merchants Bancshares, Inc.	3,650	111,106
MGIC Investment Corp. *	62,600	452,598
MutualFirst Financial, Inc.	2,000	52,600
National Bank Holdings Corp., Class A	12,800	255,872
Nationstar Mortgage Holdings, Inc. *(c)	10,200	118,218
NBT Bancorp, Inc.	11,500	325,910
New York Community Bancorp, Inc.	114,285	1,717,704
Northfield Bancorp, Inc.	15,765	250,033
Northrim BanCorp, Inc.	4,281	110,450
Northwest Bancshares, Inc.	19,350	271,287
OceanFirst Financial Corp.	7,150	139,282
Ocwen Financial Corp. *	18,620	42,081
OFG Bancorp	8,163	72,079
Old National Bancorp	16,800	225,120
Oritani Financial Corp.	6,000	103,980
PacWest Bancorp	24,833	992,823
Security	Number of Shares	Value ($)
Park National Corp.	4,845	444,771
People's United Financial, Inc.	79,087	1,225,849
Peoples Financial Corp. *	3,000	32,520
PHH Corp. *	22,086	283,363
Pinnacle Financial Partners, Inc.	6,475	318,376
Popular, Inc.	19,720	586,078
Premier Financial Bancorp, Inc.	2,645	42,214
PrivateBancorp, Inc.	21,000	873,810
Prosperity Bancshares, Inc.	17,300	912,921
Provident Financial Holdings, Inc.	4,350	75,255
Provident Financial Services, Inc.	14,017	280,060
Radian Group, Inc.	34,300	438,697
Regions Financial Corp.	273,873	2,568,929
Renasant Corp.	8,910	305,969
Republic Bancorp, Inc., Class A	6,521	178,089
S&T Bancorp, Inc.	12,400	318,308
Sandy Spring Bancorp, Inc.	5,900	168,681
Seacoast Banking Corp. of Florida *	3,936	63,842
ServisFirst Bancshares, Inc.	5,000	246,400
Shore Bancshares, Inc.	1,250	14,675
Signature Bank *	11,500	1,585,045
Simmons First National Corp., Class A	4,000	186,800
South State Corp.	5,584	390,768
Southside Bancshares, Inc.	4,978	145,407
Southwest Bancorp, Inc.	7,800	125,190
State Bank Financial Corp.	6,200	129,456
Sterling Bancorp	19,185	313,483
Stock Yards Bancorp, Inc.	3,670	148,415
Suffolk Bancorp	4,600	110,354
Sun Bancorp, Inc. *	3,863	83,016
SunTrust Banks, Inc.	106,857	4,460,211
SVB Financial Group *	11,800	1,230,504
Synovus Financial Corp.	28,042	873,789
Talmer Bancorp, Inc., Class A	15,000	291,000
TCF Financial Corp.	32,100	437,844
Texas Capital Bancshares, Inc. *	7,800	357,396
TFS Financial Corp.	19,500	349,050
The First of Long Island Corp.	6,000	183,660
The PNC Financial Services Group, Inc.	105,342	9,246,921
Timberland Bancorp, Inc.	2,000	27,640
Tompkins Financial Corp.	4,024	262,928
Towne Bank	21,600	453,600
TriCo Bancshares	5,682	152,959
TrustCo Bank Corp.	20,657	132,411
Trustmark Corp.	14,762	361,817
U.S. Bancorp	341,837	14,593,022
UMB Financial Corp.	7,774	433,401
Umpqua Holdings Corp.	51,951	822,384
Union Bankshares Corp.	12,893	340,504
United Bankshares, Inc.	12,300	475,887
United Community Banks, Inc.	11,678	235,078
United Financial Bancorp, Inc.	14,699	190,793
Valley National Bancorp	77,242	730,709
Walker & Dunlop, Inc. *	9,700	213,885
Walter Investment Management Corp. *	5,325	38,606
Washington Federal, Inc.	14,942	362,941
Washington Trust Bancorp, Inc.	3,600	131,868
Webster Financial Corp.	21,963	804,724
Wells Fargo & Co.	959,513	47,956,460

38    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
WesBanco, Inc.	7,756	249,200
Westamerica Bancorp (c)	5,200	253,344
Western Alliance Bancorp *	16,600	607,228
Wilshire Bancorp, Inc.	9,900	106,623
Wintrust Financial Corp.	8,900	462,978
WSFS Financial Corp.	6,000	204,840
Zions Bancorp	42,725	1,175,792
		266,594,212
Capital Goods 7.6%
3M Co.	126,757	21,216,587
A.O. Smith Corp.	17,500	1,351,350
AAON, Inc.	10,279	272,599
AAR Corp.	8,400	201,936
Actuant Corp., Class A	10,280	274,579
Acuity Brands, Inc.	9,100	2,219,399
AECOM *	31,725	1,030,745
Aegion Corp. *	4,300	91,289
Aerojet Rocketdyne Holdings, Inc. *	11,600	210,192
Aerovironment, Inc. *	4,200	121,296
AGCO Corp.	15,462	826,753
Air Lease Corp.	17,400	530,352
Aircastle Ltd.	14,100	305,970
Alamo Group, Inc.	2,500	141,100
Albany International Corp., Class A	6,718	270,668
Allegion plc	17,433	1,140,990
Allison Transmission Holdings, Inc.	38,555	1,110,770
Altra Industrial Motion Corp.	4,300	123,410
American Railcar Industries, Inc. (c)	4,500	184,545
American Science & Engineering, Inc.	2,000	57,300
American Superconductor Corp. *	520	5,179
American Woodmark Corp. *	4,000	291,360
AMETEK, Inc.	50,659	2,436,191
Apogee Enterprises, Inc.	6,600	273,504
Applied Industrial Technologies, Inc.	6,525	299,041
Armstrong Flooring, Inc. *	4,247	61,836
Armstrong World Industries, Inc. *	8,495	346,681
Astec Industries, Inc.	5,700	275,880
Astronics Corp. *	2,550	94,223
AZZ, Inc.	5,700	313,044
B/E Aerospace, Inc.	22,900	1,113,627
Babcock & Wilcox Enterprises, Inc. *	8,700	198,795
Barnes Group, Inc.	11,200	363,888
Beacon Roofing Supply, Inc. *	16,100	687,953
Briggs & Stratton Corp.	11,400	241,338
Builders FirstSource, Inc. *	17,100	189,639
BWX Technologies, Inc.	24,900	831,411
Carlisle Cos., Inc.	15,000	1,528,500
Caterpillar, Inc.	121,269	9,425,027
Chart Industries, Inc. *	4,400	113,256
Chicago Bridge & Iron Co., N.V.	17,800	716,450
CIRCOR International, Inc.	3,750	211,688
CLARCOR, Inc.	14,800	869,796
Colfax Corp. *	32,600	1,057,218
Columbus McKinnon Corp.	4,300	70,993
Comfort Systems USA, Inc.	7,700	227,073
Crane Co.	13,000	722,410
Cubic Corp.	4,500	187,065
Cummins, Inc.	32,400	3,791,772
Security	Number of Shares	Value ($)
Curtiss-Wright Corp.	9,100	696,878
Danaher Corp.	119,974	11,607,484
Deere & Co.	63,754	5,362,349
DigitalGlobe, Inc. *	12,322	273,056
Donaldson Co., Inc.	22,100	722,228
Dover Corp.	29,661	1,948,728
Ducommun, Inc. *	3,200	50,912
DXP Enterprises, Inc. *	1,700	37,145
Dycom Industries, Inc. *	5,300	374,180
Dynamic Materials Corp.	6,800	66,436
Eaton Corp. plc	99,177	6,274,929
EMCOR Group, Inc.	12,700	615,696
Emerson Electric Co.	137,908	7,533,914
Encore Wire Corp.	4,600	175,950
EnerSys	7,500	437,775
Engility Holdings, Inc. *	4,116	80,962
EnPro Industries, Inc.	4,900	287,042
ESCO Technologies, Inc.	3,900	150,072
Esterline Technologies Corp. *	5,900	405,094
Fastenal Co.	56,432	2,640,453
Federal Signal Corp.	12,800	175,232
Flowserve Corp.	27,700	1,352,037
Fluor Corp.	28,519	1,558,849
Fortune Brands Home & Security, Inc.	35,900	1,989,219
Franklin Electric Co., Inc.	9,700	306,423
FreightCar America, Inc.	2,500	42,875
FuelCell Energy, Inc. *(c)	2,450	14,602
GATX Corp.	8,900	408,866
Generac Holdings, Inc. *	12,500	476,500
General Cable Corp.	6,700	104,788
General Dynamics Corp.	60,800	8,543,616
General Electric Co.	1,945,400	59,821,050
Gibraltar Industries, Inc. *	6,300	166,635
Graco, Inc.	10,812	847,553
Granite Construction, Inc.	8,150	363,409
Great Lakes Dredge & Dock Corp. *	11,600	53,012
Griffon Corp.	15,100	238,731
H&E Equipment Services, Inc.	6,800	137,564
Hardinge, Inc.	4,800	62,400
Harsco Corp.	11,300	80,117
HD Supply Holdings, Inc. *	34,600	1,186,088
HEICO Corp.	5,175	317,279
HEICO Corp., Class A	6,000	307,080
Hexcel Corp.	21,200	959,724
Hillenbrand, Inc.	17,800	539,518
Honeywell International, Inc.	158,780	18,143,791
Hubbell, Inc.	11,300	1,195,088
Huntington Ingalls Industries, Inc.	10,672	1,544,985
Hyster-Yale Materials Handling, Inc.	2,300	140,875
IDEX Corp.	19,025	1,558,148
Illinois Tool Works, Inc.	67,100	7,013,292
Ingersoll-Rand plc	51,700	3,388,418
Integrated Electrical Services, Inc. *	5,105	61,617
ITT Corp.	15,000	575,550
Jacobs Engineering Group, Inc. *	21,700	967,386
John Bean Technologies Corp.	4,983	259,814
Joy Global, Inc.	17,550	373,815
Kadant, Inc.	3,001	142,097
Kaman Corp.	5,700	239,913
KBR, Inc.	24,000	373,440

See financial notes    39

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kennametal, Inc.	14,700	343,686
KLX, Inc. *	9,000	303,480
Kratos Defense & Security Solutions, Inc. *	10,180	54,056
L-3 Communications Holdings, Inc.	16,200	2,130,786
L.B. Foster Co., Class A	1,400	27,552
Lawson Products, Inc. *	5,500	107,745
Layne Christensen Co. *	4,500	40,005
Lennox International, Inc.	7,471	1,008,211
Lincoln Electric Holdings, Inc.	13,600	852,312
Lindsay Corp. (c)	3,100	237,026
Lockheed Martin Corp.	54,635	12,696,081
Lydall, Inc. *	5,500	202,345
Manitowoc Foodservice, Inc. *	23,200	348,232
Masco Corp.	69,200	2,125,132
Masonite International Corp. *	12,700	859,282
MasTec, Inc. *	15,750	356,895
Mercury Systems, Inc. *	7,800	163,956
Meritor, Inc. *	22,600	192,100
Moog, Inc., Class A *	7,587	370,701
MRC Global, Inc. *	15,600	218,088
MSC Industrial Direct Co., Inc., Class A	12,000	930,000
Mueller Industries, Inc.	11,800	372,408
Mueller Water Products, Inc., Class A	23,139	248,744
MYR Group, Inc. *	8,500	216,835
National Presto Industries, Inc.	2,900	252,851
Navistar International Corp. *(c)	11,600	175,044
NCI Building Systems, Inc. *	14,480	213,435
NN, Inc.	1,800	27,072
Nordson Corp.	9,500	728,935
Nortek, Inc. *	3,200	150,912
Northrop Grumman Corp.	37,659	7,767,545
NOW, Inc. *	18,205	328,782
Omega Flex, Inc.	700	23,058
Orbital ATK, Inc.	11,194	973,878
Oshkosh Corp.	14,300	698,555
Owens Corning	26,800	1,234,676
PACCAR, Inc.	75,022	4,419,546
Parker-Hannifin Corp.	26,900	3,120,938
Pentair plc	34,885	2,026,121
Powell Industries, Inc.	2,800	87,136
Preformed Line Products Co.	1,000	41,970
Primoris Services Corp.	6,900	161,391
Proto Labs, Inc. *	4,800	287,184
Quanex Building Products Corp.	6,125	115,395
Quanta Services, Inc. *	46,271	1,097,548
Raven Industries, Inc.	5,600	90,104
Raytheon Co.	62,177	7,856,064
RBC Bearings, Inc. *	6,000	439,800
Regal Beloit Corp.	8,700	560,454
Rexnord Corp. *	29,900	651,820
Rockwell Automation, Inc.	28,431	3,226,066
Rockwell Collins, Inc.	27,200	2,398,768
Roper Technologies, Inc.	20,959	3,690,670
Rush Enterprises, Inc., Class A *	8,200	161,458
Sensata Technologies Holding N.V. *	34,800	1,310,916
Simpson Manufacturing Co., Inc.	6,200	233,120
Snap-on, Inc.	12,280	1,955,958
SolarCity Corp. *	13,500	409,320
Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A *	31,100	1,466,365
SPX Corp.	7,110	114,471
SPX FLOW, Inc. *	7,110	213,016
Standex International Corp.	3,000	230,070
Stanley Black & Decker, Inc.	29,213	3,269,519
Sun Hydraulics Corp.	5,600	198,128
TAL International Group, Inc. *	6,000	102,600
TASER International, Inc. *	11,800	215,468
Teledyne Technologies, Inc. *	6,757	628,063
Tennant Co.	4,200	224,322
Terex Corp.	18,400	439,576
Textainer Group Holdings Ltd. (c)	9,500	146,585
Textron, Inc.	56,100	2,169,948
The Boeing Co.	129,036	17,394,053
The Gorman-Rupp Co.	5,141	145,439
The Greenbrier Cos., Inc. (c)	5,800	173,942
The KEYW Holding Corp. *	8,400	57,876
The Manitowoc Co., Inc.	23,200	132,240
The Middleby Corp. *	11,500	1,260,860
The Timken Co.	13,100	466,753
The Toro Co.	10,600	916,370
Thermon Group Holdings, Inc. *	9,500	178,030
Titan International, Inc.	6,925	45,913
Titan Machinery, Inc. *	3,600	46,800
TransDigm Group, Inc. *	11,800	2,688,866
Trex Co., Inc. *	5,400	256,230
TriMas Corp. *	9,293	168,203
Trinity Industries, Inc.	28,300	552,133
Triumph Group, Inc.	8,100	293,058
Tutor Perini Corp. *	7,100	112,322
United Rentals, Inc. *	18,900	1,264,977
United Technologies Corp.	159,328	16,629,063
Universal Forest Products, Inc.	4,600	352,590
USG Corp. *	16,900	456,469
Valmont Industries, Inc.	4,300	603,634
Vectrus, Inc. *	1,938	41,783
Veritiv Corp. *	1,466	60,135
Vicor Corp. *	9,900	94,941
W.W. Grainger, Inc.	12,100	2,837,692
Wabash National Corp. *	11,200	159,600
WABCO Holdings, Inc. *	10,233	1,147,733
Wabtec Corp.	19,456	1,613,486
Watsco, Inc.	6,800	914,396
Watts Water Technologies, Inc., Class A	11,800	659,266
WESCO International, Inc. *	8,100	476,199
Woodward, Inc.	10,500	569,205
Xylem, Inc.	41,800	1,746,404
		349,656,287
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	13,900	447,163
Acacia Research Corp.	15,600	75,192
ACCO Brands Corp. *	42,001	400,690
AMREP Corp. *	2,500	11,125
ARC Document Solutions, Inc. *	7,000	28,840
Brady Corp., Class A	6,400	169,536
Casella Waste Systems, Inc., Class A *	13,300	95,228
CDI Corp.	5,500	39,325

40    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CEB, Inc.	5,500	339,295
Cenveo, Inc. *	7,300	3,795
Cintas Corp.	19,650	1,764,177
Clean Harbors, Inc. *	9,100	449,540
Compx International, Inc.	2,000	21,350
Copart, Inc. *	27,218	1,166,019
Covanta Holding Corp.	26,400	429,264
CRA International, Inc. *	4,200	91,140
Deluxe Corp.	12,100	759,638
Ennis, Inc.	6,500	127,010
Equifax, Inc.	23,895	2,873,374
Essendant, Inc.	5,800	178,582
Exponent, Inc.	6,600	328,944
FTI Consulting, Inc. *	5,700	229,710
G&K Services, Inc., Class A	4,100	289,665
GP Strategies Corp. *	1,500	35,010
Healthcare Services Group, Inc.	12,656	479,030
Heidrick & Struggles International, Inc.	5,000	98,650
Herman Miller, Inc.	8,700	262,479
HNI Corp.	12,700	555,244
Hudson Global, Inc.	3,220	8,340
Huron Consulting Group, Inc. *	5,000	278,050
ICF International, Inc. *	6,500	255,905
IHS, Inc., Class A *	15,200	1,872,336
InnerWorkings, Inc. *	7,400	60,458
Insperity, Inc.	6,800	358,836
Interface, Inc.	8,400	142,968
KAR Auction Services, Inc.	29,400	1,105,440
Kelly Services, Inc., Class A	5,700	106,989
Kforce, Inc.	7,105	135,066
Kimball International, Inc., Class B	9,100	105,924
Knoll, Inc.	7,000	163,450
Korn/Ferry International	6,600	179,124
ManpowerGroup, Inc.	14,537	1,119,785
Mastech Holdings, Inc. *	675	4,705
Matthews International Corp., Class A	5,300	278,992
McGrath RentCorp	4,600	112,148
Mistras Group, Inc. *	4,000	97,480
Mobile Mini, Inc.	14,700	474,075
MSA Safety, Inc.	8,700	418,383
Multi-Color Corp.	4,625	276,714
Navigant Consulting, Inc. *	14,000	223,440
Nielsen Holdings plc	75,100	3,915,714
NL Industries, Inc. *	7,800	23,946
On Assignment, Inc. *	6,500	234,390
Performant Financial Corp. *	7,700	13,783
Pitney Bowes, Inc.	35,500	744,435
Quad Graphics, Inc.	9,800	122,990
R.R. Donnelley & Sons Co.	36,638	637,501
Republic Services, Inc.	47,845	2,252,064
Resources Connection, Inc.	11,300	166,901
Robert Half International, Inc.	26,900	1,030,539
Rollins, Inc.	21,927	589,178
RPX Corp. *	10,300	114,124
Steelcase, Inc., Class A	11,500	175,490
Stericycle, Inc. *	16,600	1,586,296
Team, Inc. *	4,548	130,664
Tetra Tech, Inc.	13,131	386,051
The ADT Corp.	33,866	1,421,695
The Advisory Board Co. *	13,800	436,632
Security	Number of Shares	Value ($)
The Brink's Co.	7,100	240,264
The Dun & Bradstreet Corp.	7,840	865,614
TRC Cos., Inc. *	3,350	28,676
TriNet Group, Inc. *	11,600	192,792
TrueBlue, Inc. *	10,100	188,769
Tyco International plc	86,958	3,349,622
UniFirst Corp.	3,700	401,006
US Ecology, Inc.	3,500	157,605
Verisk Analytics, Inc. *	31,000	2,404,980
Viad Corp.	3,625	107,844
Virco Manufacturing Corp. *	1,170	3,744
WageWorks, Inc. *	11,900	640,934
Waste Connections, Inc.	26,412	1,776,999
Waste Management, Inc.	84,110	4,944,827
West Corp.	11,812	253,131
		49,066,823
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	39,912
Beazer Homes USA, Inc. *	10,835	89,064
Brunswick Corp.	18,400	883,752
CalAtlantic Group, Inc.	12,527	405,499
Callaway Golf Co.	31,065	290,147
Carter's, Inc.	9,400	1,002,698
Cavco Industries, Inc. *	1,610	141,181
Coach, Inc.	66,208	2,666,196
Columbia Sportswear Co.	6,900	404,133
Crocs, Inc. *	15,000	125,250
CSS Industries, Inc.	4,800	134,208
D.R. Horton, Inc.	64,190	1,929,551
Deckers Outdoor Corp. *	7,500	433,575
Ethan Allen Interiors, Inc.	10,200	347,208
Flexsteel Industries, Inc.	1,900	77,691
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	310,311
G-III Apparel Group Ltd. *	11,300	511,325
Garmin Ltd.	22,300	950,649
GoPro, Inc., Class A *(c)	15,000	189,600
Hanesbrands, Inc.	78,188	2,269,798
Harman International Industries, Inc.	17,000	1,304,920
Hasbro, Inc.	22,600	1,912,864
Helen of Troy Ltd. *	5,000	497,650
Hovnanian Enterprises, Inc., Class A *	50,500	84,335
Iconix Brand Group, Inc. *	9,600	81,408
iRobot Corp. *	7,300	272,874
JAKKS Pacific, Inc. *(c)	7,500	56,250
Kate Spade & Co. *	27,500	707,575
KB Home (c)	19,700	267,329
La-Z-Boy, Inc.	7,500	194,025
Leggett & Platt, Inc.	28,300	1,394,907
Lennar Corp., Class A	36,290	1,644,300
Libbey, Inc.	7,232	134,515
lululemon athletica, Inc. *	23,957	1,570,381
M.D.C. Holdings, Inc.	9,003	221,564
M/I Homes, Inc. *	3,000	60,300
Marine Products Corp.	405	3,317
Mattel, Inc.	66,200	2,058,158
Meritage Homes Corp. *	5,900	200,777
Michael Kors Holdings Ltd. *	38,700	1,999,242

See financial notes    41

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mohawk Industries, Inc. *	12,319	2,373,009
Movado Group, Inc.	5,800	163,618
NACCO Industries, Inc., Class A	1,900	113,088
Nautilus, Inc. *	9,825	173,313
Newell Brands, Inc.	93,301	4,248,928
NIKE, Inc., Class B	279,390	16,467,247
NVR, Inc. *	700	1,162,903
Oxford Industries, Inc.	2,500	166,050
Perry Ellis International, Inc. *	5,500	104,775
Polaris Industries, Inc.	11,781	1,153,124
PulteGroup, Inc.	68,976	1,268,469
PVH Corp.	16,411	1,568,892
Ralph Lauren Corp.	12,400	1,155,804
Sequential Brands Group, Inc. *	18,160	100,788
Skechers U.S.A., Inc., Class A *	25,800	852,690
Skyline Corp. *(c)	2,600	23,530
Smith & Wesson Holding Corp. *	12,400	270,692
Stanley Furniture Co., Inc. *	6,875	17,600
Steven Madden Ltd. *	24,112	844,161
Sturm, Ruger & Co., Inc.	2,700	172,881
Superior Uniform Group, Inc.	3,200	60,864
Taylor Morrison Home Corp., Class A *	9,876	142,214
Tempur Sealy International, Inc. *	13,900	843,313
Toll Brothers, Inc. *	31,200	851,760
TopBuild Corp. *	7,688	240,019
TRI Pointe Group, Inc. *	25,000	290,000
Tumi Holdings, Inc. *	9,200	245,456
Tupperware Brands Corp.	9,700	563,279
Under Armour, Inc., Class A *	37,400	1,643,356
Under Armour, Inc., Class C *	37,400	1,525,920
Universal Electronics, Inc. *	5,200	345,332
Vera Bradley, Inc. *	11,000	192,940
VF Corp.	66,900	4,218,045
Vince Holding Corp. *	5,757	35,578
Vista Outdoor, Inc. *	11,074	531,330
Whirlpool Corp.	17,614	3,067,302
Wolverine World Wide, Inc.	27,500	521,125
		75,587,834
Consumer Services 2.3%
American Public Education, Inc. *	5,600	129,696
Apollo Education Group, Inc. *	16,450	128,310
Aramark	46,800	1,568,268
Ascent Capital Group, Inc., Class A *	3,116	46,958
Belmond Ltd., Class A *	12,600	115,416
Biglari Holdings, Inc. *	279	104,329
BJ's Restaurants, Inc. *	7,300	325,580
Bloomin' Brands, Inc.	20,900	390,830
Bob Evans Farms, Inc.	4,200	191,268
Boyd Gaming Corp. *	21,300	397,032
Bridgepoint Education, Inc. *	13,700	130,698
Bright Horizons Family Solutions, Inc. *	13,712	899,781
Brinker International, Inc.	12,650	585,948
Buffalo Wild Wings, Inc. *	4,800	641,568
Caesars Entertainment Corp. *(c)	8,300	56,689
Career Education Corp. *	25,114	134,109
Carnival Corp.	95,439	4,681,283
Chipotle Mexican Grill, Inc. *	6,179	2,601,174
Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	12,200	618,052
Churchill Downs, Inc.	2,900	389,122
Chuy's Holdings, Inc. *	6,760	206,450
ClubCorp Holdings, Inc.	10,442	139,401
Cracker Barrel Old Country Store, Inc. (c)	5,146	753,426
Darden Restaurants, Inc.	25,500	1,587,375
Denny's Corp. *	21,100	208,679
DeVry Education Group, Inc.	9,400	163,090
Diamond Resorts International, Inc. *	12,100	256,641
DineEquity, Inc.	3,000	258,000
Domino's Pizza, Inc.	12,200	1,474,736
Dover Downs Gaming & Entertainment, Inc. *	5,899	6,371
Dover Motorsports, Inc.	1,400	3,220
Dunkin' Brands Group, Inc.	21,600	1,004,400
Eldorado Resorts, Inc. *	5,800	76,038
Extended Stay America, Inc.	13,200	206,580
Fiesta Restaurant Group, Inc. *	4,300	138,073
Golden Entertainment, Inc. *	3,400	41,140
Graham Holdings Co., Class B	900	428,886
Grand Canyon Education, Inc. *	8,500	371,705
H&R Block, Inc.	54,700	1,107,128
Hilton Worldwide Holdings, Inc.	103,347	2,278,801
Houghton Mifflin Harcourt Co. *	19,600	401,996
Hyatt Hotels Corp., Class A *	9,600	459,648
International Speedway Corp., Class A	6,445	215,843
Interval Leisure Group, Inc. (c)	10,769	152,058
Isle of Capri Casinos, Inc. *	11,800	175,820
ITT Educational Services, Inc. *	5,600	12,040
J Alexander's Holdings, Inc. *	2,846	29,314
Jack in the Box, Inc.	7,000	472,850
K12, Inc. *	12,100	148,709
Krispy Kreme Doughnuts, Inc. *	14,100	245,481
La Quinta Holdings, Inc. *	15,800	201,766
Las Vegas Sands Corp.	74,000	3,341,100
LifeLock, Inc. *	11,000	128,040
Luby's, Inc. *	6,900	34,707
Marriott International, Inc., Class A (c)	39,208	2,748,089
Marriott Vacations Worldwide Corp.	4,080	255,571
McDonald's Corp.	189,440	23,962,266
MGM Resorts International *	95,500	2,034,150
Monarch Casino & Resort, Inc. *	8,000	152,000
Norwegian Cruise Line Holdings Ltd. *	32,100	1,569,369
Panera Bread Co., Class A *	5,600	1,201,144
Papa John's International, Inc.	6,800	384,812
Penn National Gaming, Inc. *	17,000	274,210
Pinnacle Entertainment, Inc. *	9,800	108,192
Popeyes Louisiana Kitchen, Inc. *	6,600	354,816
Red Robin Gourmet Burgers, Inc. *	2,300	149,178
Regis Corp. *	17,300	236,491
Royal Caribbean Cruises Ltd.	34,300	2,654,820
Ruby Tuesday, Inc. *	33,713	148,337
Scientific Games Corp., Class A *	10,900	108,128
SeaWorld Entertainment, Inc.	12,511	249,344
Service Corp. International	35,000	933,450
ServiceMaster Global Holdings, Inc. *	30,000	1,149,600

42    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	15,600	936,780
Sonic Corp.	12,868	442,273
Sotheby's	11,338	308,847
Speedway Motorsports, Inc.	6,700	117,384
Starbucks Corp.	304,794	17,138,567
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,720,872
Strayer Education, Inc. *	4,300	213,452
Texas Roadhouse, Inc.	16,100	655,592
The Cheesecake Factory, Inc.	7,087	361,508
The Wendy's Co.	50,775	551,417
Vail Resorts, Inc.	7,500	972,300
Weight Watchers International, Inc. *(c)	6,500	84,175
Wyndham Worldwide Corp.	23,044	1,634,972
Wynn Resorts Ltd.	15,600	1,377,480
Yum! Brands, Inc.	89,700	7,136,532
		104,191,741
Diversified Financials 4.6%
Affiliated Managers Group, Inc. *	11,217	1,910,479
Ally Financial, Inc. *	85,600	1,524,536
American Express Co.	171,903	11,247,613
Ameriprise Financial, Inc.	35,830	3,436,097
Arlington Asset Investment Corp., Class A	6,941	89,817
Artisan Partners Asset Management, Inc., Class A	5,500	177,705
Ashford, Inc. *	103	4,687
Associated Capital Group, Inc., Class A *	3,400	103,598
Asta Funding, Inc. *	6,000	60,060
Atlanticus Holdings Corp. *	4,629	13,980
Berkshire Hathaway, Inc., Class B *	388,202	56,475,627
BGC Partners, Inc., Class A	61,300	556,604
BlackRock, Inc.	25,832	9,204,717
Calamos Asset Management, Inc., Class A	5,000	41,200
Capital One Financial Corp.	109,257	7,909,114
Cash America International, Inc.	6,900	255,024
CBOE Holdings, Inc.	20,800	1,288,768
CME Group, Inc.	70,150	6,447,486
Cohen & Steers, Inc.	5,400	212,058
Cowen Group, Inc., Class A *	11,889	41,433
Credit Acceptance Corp. *(c)	2,100	412,167
Discover Financial Services	88,507	4,980,289
E*TRADE Financial Corp. *	53,233	1,340,407
Eaton Vance Corp.	22,700	783,831
Encore Capital Group, Inc. *(c)	5,600	157,640
Enova International, Inc. *	6,313	55,618
Evercore Partners, Inc., Class A	6,500	335,660
EZCORP, Inc., Class A *	20,600	101,970
FactSet Research Systems, Inc.	8,050	1,213,537
FBR & Co.	1,000	18,500
Federated Investors, Inc., Class B	14,650	462,940
Financial Engines, Inc.	21,200	682,852
First Cash Financial Services, Inc.	13,100	599,063
FNFV Group *	16,478	177,468
Franklin Resources, Inc.	74,800	2,793,032
FXCM, Inc., Class A *(c)	1,407	16,406
GAMCO Investors, Inc., Class A	3,400	134,538
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	10,049	223,389
Greenhill & Co., Inc.	4,500	99,090
HFF, Inc., Class A	9,800	311,934
Interactive Brokers Group, Inc., Class A	13,600	516,800
Intercontinental Exchange, Inc.	23,686	5,685,351
INTL FCStone, Inc. *	4,437	121,130
Invesco Ltd.	88,200	2,735,082
Investment Technology Group, Inc.	8,050	157,136
Janus Capital Group, Inc.	26,200	382,520
KCG Holdings, Inc., Class A *	15,533	212,802
Lazard Ltd., Class A	28,600	1,031,030
Legg Mason, Inc.	17,550	563,530
LendingClub Corp. *	51,500	406,850
Leucadia National Corp.	72,450	1,208,466
LPL Financial Holdings, Inc. (c)	22,300	588,720
MarketAxess Holdings, Inc.	8,900	1,092,564
Moody's Corp.	33,600	3,216,192
Morgan Stanley	307,525	8,321,626
Morningstar, Inc.	5,500	457,600
MSCI, Inc.	20,000	1,518,800
Nasdaq, Inc.	26,100	1,610,631
Navient Corp.	72,000	984,240
Nelnet, Inc., Class A	6,400	268,224
NewStar Financial, Inc. *	13,500	129,870
Northern Trust Corp.	45,100	3,205,708
NorthStar Asset Management Group, Inc.	33,475	416,429
OneMain Holdings, Inc. *	10,500	334,110
PICO Holdings, Inc. *	3,700	36,741
Piper Jaffray Cos. *	3,950	164,755
PRA Group, Inc. *	9,800	325,164
Raymond James Financial, Inc.	30,750	1,604,227
Resource America, Inc., Class A	4,000	25,280
S&P Global, Inc.	56,461	6,032,858
Santander Consumer USA Holdings, Inc. *	24,000	316,080
SEI Investments Co.	31,100	1,495,288
SLM Corp. *	72,000	487,440
State Street Corp.	86,760	5,405,148
Stifel Financial Corp. *	11,785	387,844
Synchrony Financial *	169,113	5,169,784
T. Rowe Price Group, Inc.	53,900	4,058,131
TD Ameritrade Holding Corp.	56,600	1,688,378
The Bank of New York Mellon Corp.	220,518	8,873,644
The Charles Schwab Corp. (a)	250,126	7,106,080
The First Marblehead Corp. *	750	2,873
The Goldman Sachs Group, Inc.	80,955	13,285,525
Virtus Investment Partners, Inc.	875	68,443
Voya Financial, Inc.	45,389	1,473,781
Waddell & Reed Financial, Inc., Class A	14,750	300,015
Westwood Holdings Group, Inc.	1,785	102,727
WisdomTree Investments, Inc. (c)	20,500	223,245
World Acceptance Corp. *(c)	3,000	130,170
		209,829,966
Energy 6.6%
Abraxas Petroleum Corp. *	36,200	55,024
Adams Resources & Energy, Inc.	2,300	92,575

See financial notes    43

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Alon USA Energy, Inc.	8,700	91,350
Anadarko Petroleum Corp.	108,268	5,712,220
Antero Resources Corp. *	27,800	786,740
Apache Corp.	77,572	4,219,917
Approach Resources, Inc. *	4,000	11,720
Archrock, Inc.	10,720	105,592
Atwood Oceanics, Inc. (c)	9,500	91,770
Baker Hughes, Inc.	89,465	4,326,527
Basic Energy Services, Inc. *(c)	8,500	27,200
Bill Barrett Corp. *	6,700	53,332
Bonanza Creek Energy, Inc. *(c)	6,200	24,056
Bristow Group, Inc.	6,000	137,520
C&J Energy Services Ltd. *	10,200	14,790
Cabot Oil & Gas Corp.	100,400	2,349,360
California Resources Corp.	70,329	154,724
Callon Petroleum Co. *	18,200	191,282
CARBO Ceramics, Inc. (c)	3,300	49,005
Carrizo Oil & Gas, Inc. *	13,100	463,347
Cheniere Energy, Inc. *	46,200	1,796,256
Chesapeake Energy Corp.	102,430	703,694
Chevron Corp.	389,323	39,781,024
Cimarex Energy Co.	20,162	2,195,239
Clayton Williams Energy, Inc. *(c)	2,500	45,325
Clean Energy Fuels Corp. *(c)	17,300	49,478
Cloud Peak Energy, Inc. *	8,700	19,227
Cobalt International Energy, Inc. *	75,700	244,511
Columbia Pipeline Group, Inc.	83,764	2,146,034
Comstock Resources, Inc. *	6,400	5,210
Concho Resources, Inc. *	26,831	3,116,957
ConocoPhillips	255,931	12,230,942
CONSOL Energy, Inc.	44,600	671,230
Contango Oil & Gas Co. *	5,200	65,416
Continental Resources, Inc. *	17,000	633,420
Core Laboratories N.V.	9,800	1,309,868
CVR Energy, Inc.	5,100	123,828
Delek US Holdings, Inc.	10,700	170,023
Denbury Resources, Inc.	57,225	220,889
Devon Energy Corp.	104,260	3,615,737
Diamond Offshore Drilling, Inc.	11,400	276,564
Diamondback Energy, Inc. *	13,721	1,187,964
Dril-Quip, Inc. *	6,700	434,294
Energen Corp.	17,500	743,575
ENGlobal Corp. *	4,000	5,560
Ensco plc, Class A	57,100	682,916
EOG Resources, Inc.	115,548	9,546,576
EP Energy Corp., Class A *(c)	19,147	94,012
EQT Corp.	32,200	2,257,220
Era Group, Inc. *	2,850	27,161
EXCO Resources, Inc. *(c)	51,400	78,128
Exterran Corp. *	5,360	82,008
Exxon Mobil Corp.	860,199	76,041,592
FMC Technologies, Inc. *	46,764	1,425,834
Forum Energy Technologies, Inc. *	11,200	187,488
Frank's International N.V.	14,000	233,100
Geospace Technologies Corp. *	1,800	29,448
Green Plains, Inc.	9,300	168,330
Gulf Island Fabrication, Inc.	4,100	30,791
Gulfmark Offshore, Inc., Class A *(c)	4,100	27,798
Gulfport Energy Corp. *	24,003	751,294
Halcon Resources Corp. *(c)	15,140	18,471
Halliburton Co.	176,644	7,297,164
Security	Number of Shares	Value ($)
Harvest Natural Resources, Inc. *	9,300	5,301
Helix Energy Solutions Group, Inc. *	14,064	121,372
Helmerich & Payne, Inc.	29,417	1,945,052
Hess Corp.	55,300	3,296,986
HollyFrontier Corp.	38,654	1,376,082
Hornbeck Offshore Services, Inc. *	5,000	58,700
Houston American Energy Corp. *	4,000	1,240
ION Geophysical Corp. *	926	8,482
Key Energy Services, Inc. *	22,300	11,794
Kinder Morgan, Inc.	391,178	6,947,321
Kosmos Energy Ltd. *	31,100	201,528
Laredo Petroleum, Inc. *	22,700	276,486
Marathon Oil Corp.	180,614	2,544,851
Marathon Petroleum Corp.	109,008	4,260,033
Matador Resources Co. *	12,100	260,755
Matrix Service Co. *	8,000	150,720
McDermott International, Inc. *	39,100	177,514
Memorial Resource Development Corp. *	16,000	209,280
Murphy Oil Corp.	29,000	1,036,460
Nabors Industries Ltd.	70,734	693,193
National Oilwell Varco, Inc.	72,822	2,624,505
Natural Gas Services Group, Inc. *	7,500	172,425
Newfield Exploration Co. *	45,100	1,634,875
Newpark Resources, Inc. *	11,500	53,705
Noble Corp. plc (c)	46,155	518,321
Noble Energy, Inc.	87,679	3,166,089
Northern Oil & Gas, Inc. *(c)	8,200	44,772
Oasis Petroleum, Inc. *	24,200	234,498
Occidental Petroleum Corp.	156,253	11,976,792
Oceaneering International, Inc.	23,100	846,615
Oil States International, Inc. *	8,600	297,904
ONEOK, Inc.	45,929	1,660,333
Pacific Ethanol, Inc. *	10,200	48,246
Panhandle Oil & Gas, Inc., Class A	6,200	117,118
Parker Drilling Co. *	18,300	55,998
Parsley Energy, Inc., Class A *	17,000	398,140
Patterson-UTI Energy, Inc.	28,500	562,875
PBF Energy, Inc., Class A	21,913	705,160
PDC Energy, Inc. *	9,300	583,947
PetroQuest Energy, Inc. *	13,200	10,443
PHI, Inc. - Non Voting Shares *	4,000	89,680
Phillips 66	96,165	7,896,108
Pioneer Energy Services Corp. *	13,100	40,741
Pioneer Natural Resources Co.	33,633	5,586,441
QEP Resources, Inc.	30,600	548,658
Range Resources Corp.	40,305	1,777,854
Resolute Energy Corp. *	11,900	7,592
REX American Resources Corp. *	4,875	265,054
Rex Energy Corp. *(c)	8,000	8,080
Rice Energy, Inc. *	12,036	208,343
RigNet, Inc. *	4,141	70,811
Rowan Cos. plc, Class A	20,500	385,605
RPC, Inc.	16,118	243,704
RSP Permian, Inc. *	12,800	391,808
Sanchez Energy Corp. *	8,700	78,213
Schlumberger Ltd.	289,103	23,226,535
SEACOR Holdings, Inc. *	4,850	285,035
SemGroup Corp., Class A	7,000	214,620
Seventy Seven Energy, Inc. *	6,366	1,214
SM Energy Co.	11,200	348,992
Southwestern Energy Co. *	79,675	1,070,035

44    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spectra Energy Corp.	140,178	4,383,366
Stone Energy Corp. *	7,383	7,236
Superior Energy Services, Inc.	26,099	440,029
Synergy Resources Corp. *	33,100	238,982
Targa Resources Corp.	39,500	1,598,170
Teekay Corp.	8,600	96,320
Tesco Corp.	7,000	66,220
Tesoro Corp.	24,700	1,968,343
TETRA Technologies, Inc. *	12,100	87,120
The Williams Cos., Inc.	138,600	2,687,454
Tidewater, Inc.	7,700	67,452
Transocean Ltd. (c)	67,500	747,900
Ultra Petroleum Corp. *	25,300	7,899
Unit Corp. *	7,400	93,684
US Silica Holdings, Inc.	10,600	270,830
VAALCO Energy, Inc. *	12,600	15,498
Valero Energy Corp.	101,280	5,962,354
W&T Offshore, Inc. *(c)	7,500	18,075
Warren Resources, Inc. *	22,100	3,284
Weatherford International plc *	195,549	1,589,813
Western Refining, Inc.	12,253	327,890
Westmoreland Coal Co. *	9,600	68,448
Whiting Petroleum Corp. *	42,070	504,840
World Fuel Services Corp.	17,400	813,102
WPX Energy, Inc. *	33,353	322,190
		304,157,180
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	7,100	795,200
Costco Wholesale Corp.	89,585	13,270,226
CVS Health Corp.	227,637	22,877,519
Ingles Markets, Inc., Class A	4,200	151,494
PriceSmart, Inc.	7,100	614,434
Rite Aid Corp. *	201,480	1,621,914
SpartanNash, Co.	12,540	347,358
Sprouts Farmers Market, Inc. *	35,374	992,948
SUPERVALU, Inc. *	39,532	198,846
Sysco Corp.	107,836	4,968,005
The Andersons, Inc.	3,600	120,636
The Kroger Co.	202,832	7,178,225
United Natural Foods, Inc. *	8,800	313,896
Wal-Mart Stores, Inc.	321,789	21,518,030
Walgreens Boots Alliance, Inc.	181,808	14,413,738
Weis Markets, Inc.	2,400	109,248
Whole Foods Market, Inc.	70,777	2,058,195
		91,549,912
Food, Beverage & Tobacco 5.1%
Alico, Inc.	2,000	57,820
Alliance One International, Inc. *	2,460	62,755
Altria Group, Inc.	404,823	25,386,450
Archer-Daniels-Midland Co.	126,958	5,070,703
B&G Foods, Inc.	15,000	618,150
Blue Buffalo Pet Products, Inc. *(c)	10,000	247,600
Brown-Forman Corp., Class A	5,000	518,550
Brown-Forman Corp., Class B	22,116	2,130,213
Bunge Ltd.	32,100	2,006,250
Cal-Maine Foods, Inc. (c)	5,200	263,952
Calavo Growers, Inc.	4,846	277,046
Campbell Soup Co.	40,100	2,474,571
Security	Number of Shares	Value ($)
Coca-Cola Bottling Co. Consolidated	1,248	198,894
Coca-Cola Enterprises, Inc.	41,600	2,183,168
ConAgra Foods, Inc.	88,393	3,938,792
Constellation Brands, Inc., Class A	35,669	5,566,504
Darling Ingredients, Inc. *	25,900	375,291
Dean Foods Co.	13,556	233,570
Dr Pepper Snapple Group, Inc.	36,900	3,354,579
Farmer Brothers Co. *	4,500	135,945
Flowers Foods, Inc.	44,605	854,632
Fresh Del Monte Produce, Inc.	7,900	341,754
General Mills, Inc.	122,838	7,534,883
Hormel Foods Corp.	54,800	2,112,540
Ingredion, Inc.	15,700	1,806,913
J&J Snack Foods Corp.	2,093	211,665
John B. Sanfilippo & Son, Inc.	5,000	276,650
Kellogg Co.	53,400	4,101,654
Lancaster Colony Corp.	3,400	396,100
Landec Corp. *	9,100	102,375
Limoneira Co. (c)	2,900	51,881
McCormick & Co., Inc. - Non Voting Shares	25,100	2,353,878
Mead Johnson Nutrition Co.	39,500	3,442,425
Molson Coors Brewing Co., Class B	37,000	3,538,310
Mondelez International, Inc., Class A	325,224	13,971,623
Monster Beverage Corp. *	31,789	4,584,610
National Beverage Corp. *	6,400	299,136
PepsiCo, Inc.	300,358	30,924,860
Philip Morris International, Inc.	318,909	31,291,351
Pilgrim's Pride Corp. *	12,466	335,460
Pinnacle Foods, Inc.	23,600	1,005,124
Post Holdings, Inc. *	11,950	858,488
Primo Water Corp. *	1,000	11,000
Reynolds American, Inc.	169,206	8,392,618
Rocky Mountain Chocolate Factory, Inc.	3,427	34,578
Sanderson Farms, Inc.	2,850	261,459
Seaboard Corp. *	100	300,300
Snyder's-Lance, Inc.	12,930	413,372
The Boston Beer Co., Inc., Class A *	2,100	327,768
The Coca-Cola Co.	806,414	36,127,347
The Hain Celestial Group, Inc. *	19,412	812,586
The Hershey Co.	27,800	2,588,458
The JM Smucker Co.	24,293	3,084,725
The Kraft Heinz Co.	122,604	9,571,694
The WhiteWave Foods Co. *	40,325	1,621,468
Tootsie Roll Industries, Inc. (c)	8,052	286,973
TreeHouse Foods, Inc. *	12,522	1,106,945
Tyson Foods, Inc., Class A	59,084	3,888,909
Universal Corp.	4,800	261,840
Vector Group Ltd.	15,869	342,770
		234,931,925
Health Care Equipment & Services 5.2%
Abaxis, Inc.	5,600	253,792
Abbott Laboratories	306,143	11,908,963
ABIOMED, Inc. *	7,800	757,692
Acadia Healthcare Co., Inc. *	12,500	789,875
Accuray, Inc. *	21,200	113,632
Aceto Corp.	7,900	177,197

See financial notes    45

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Adeptus Health, Inc., Class A *(c)	3,700	252,044
Aetna, Inc.	74,185	8,328,750
Air Methods Corp. *	8,700	321,726
Alere, Inc. *	18,541	723,099
Align Technology, Inc. *	16,400	1,183,916
Alliance HealthCare Services, Inc. *	360	2,588
Allscripts Healthcare Solutions, Inc. *	31,560	422,904
Amedisys, Inc. *	10,834	557,843
AmerisourceBergen Corp.	39,596	3,369,620
AMN Healthcare Services, Inc. *	11,210	398,067
Amsurg Corp. *	10,700	866,486
Analogic Corp.	2,700	213,273
Anika Therapeutics, Inc. *	4,606	210,310
Antares Pharma, Inc. *	28,100	30,910
Anthem, Inc.	54,223	7,632,972
athenahealth, Inc. *	7,800	1,039,740
Atrion Corp.	616	244,737
Baxter International, Inc.	113,006	4,997,125
Becton, Dickinson & Co.	44,008	7,096,730
BioScrip, Inc. *	8,372	22,102
Boston Scientific Corp. *	269,067	5,897,949
Brookdale Senior Living, Inc. *	33,925	626,255
C.R. Bard, Inc.	15,560	3,301,365
Cantel Medical Corp.	8,034	538,198
Capital Senior Living Corp. *	8,394	168,384
Cardinal Health, Inc.	65,418	5,132,696
Cardiovascular Systems, Inc. *	5,000	69,900
Centene Corp. *	36,341	2,251,688
Cerner Corp. *	62,800	3,525,592
Chemed Corp.	3,900	506,142
Cigna Corp.	53,551	7,418,956
Community Health Systems, Inc. *	23,796	454,028
Computer Programs & Systems, Inc. (c)	3,600	184,788
CONMED Corp.	7,300	302,366
CorVel Corp. *	2,700	122,040
Cross Country Healthcare, Inc. *	12,500	155,375
CryoLife, Inc.	9,050	112,220
Cynosure, Inc., Class A *	5,000	244,700
DaVita HealthCare Partners, Inc. *	34,300	2,534,770
DENTSPLY SIRONA, Inc.	53,888	3,211,725
DexCom, Inc. *	16,500	1,062,270
Diplomat Pharmacy, Inc. *	9,000	272,610
Edwards Lifesciences Corp. *	46,000	4,885,660
Endologix, Inc. *	13,700	153,577
Envision Healthcare Holdings, Inc. *	38,000	859,940
ExamWorks Group, Inc. *	6,200	223,510
Express Scripts Holding Co. *	136,852	10,090,098
Five Star Quality Care, Inc. *	14,335	34,977
Globus Medical, Inc., Class A *	13,900	348,056
Greatbatch, Inc. *	6,700	233,160
Haemonetics Corp. *	16,300	528,609
Halyard Health, Inc. *	8,217	231,391
HCA Holdings, Inc. *	64,300	5,183,866
HealthEquity, Inc. *	8,000	201,200
HealthSouth Corp.	20,600	854,076
HealthStream, Inc. *	6,800	153,816
Healthways, Inc. *	8,100	94,365
HeartWare International, Inc. *	4,100	136,776
Henry Schein, Inc. *	16,100	2,716,070
Hill-Rom Holdings, Inc.	10,200	493,170
Security	Number of Shares	Value ($)
HMS Holdings Corp. *	12,200	206,058
Hologic, Inc. *	49,612	1,666,467
Humana, Inc.	31,000	5,489,170
ICU Medical, Inc. *	3,350	332,789
IDEXX Laboratories, Inc. *	23,000	1,940,050
IMS Health Holdings, Inc. *	29,800	793,872
Inovalon Holdings, Inc., Class A *(c)	10,000	171,000
Insulet Corp. *	9,800	326,340
Integra LifeSciences Holdings Corp. *	5,300	375,346
Interpace Diagnostics Group, Inc. *	2,900	1,508
Intuitive Surgical, Inc. *	7,550	4,729,018
Invacare Corp.	6,000	67,440
Kindred Healthcare, Inc.	11,559	170,611
Laboratory Corp. of America Holdings *	20,869	2,615,303
Landauer, Inc.	2,100	72,954
LeMaitre Vascular, Inc.	6,800	112,744
LifePoint Health, Inc. *	9,607	649,049
LivaNova plc *	10,400	548,392
Magellan Health, Inc. *	3,907	275,287
Masimo Corp. *	8,500	368,475
McKesson Corp.	48,152	8,080,869
Medidata Solutions, Inc. *	9,100	397,033
MEDNAX, Inc. *	19,600	1,397,284
Medtronic plc	292,388	23,142,510
Meridian Bioscience, Inc.	10,050	192,055
Merit Medical Systems, Inc. *	10,277	208,109
Molina Healthcare, Inc. *	6,550	339,028
National HealthCare Corp.	4,100	264,245
Natus Medical, Inc. *	7,600	242,212
Neogen Corp. *	10,257	484,541
Nevro Corp. *	3,000	201,750
NuVasive, Inc. *	10,000	529,400
Nuvectra Corp. *	2,233	18,768
NxStage Medical, Inc. *	18,700	301,444
Omnicell, Inc. *	7,400	235,764
OraSure Technologies, Inc. *	12,200	87,596
Orthofix International N.V. *	2,800	122,528
Owens & Minor, Inc.	24,200	880,638
Patterson Cos., Inc.	18,800	814,980
PharMerica Corp. *	4,813	113,779
Premier, Inc., Class A *	15,900	537,579
Quality Systems, Inc.	10,500	147,840
Quest Diagnostics, Inc.	28,720	2,158,882
Quidel Corp. *	5,200	89,960
ResMed, Inc.	28,000	1,562,400
RTI Surgical, Inc. *	18,100	72,219
SeaSpine Holdings Corp. *	1,766	26,349
Select Medical Holdings Corp. *	22,600	302,388
St. Jude Medical, Inc.	61,200	4,663,440
STERIS plc	19,400	1,370,998
Stryker Corp.	63,400	6,911,234
Surgical Care Affiliates, Inc. *	6,000	290,100
SurModics, Inc. *	4,200	84,504
Symmetry Surgical, Inc. *	2,050	21,423
Team Health Holdings, Inc. *	14,000	585,620
Teleflex, Inc.	9,600	1,495,488
Tenet Healthcare Corp. *	18,812	596,152
The Cooper Cos., Inc.	9,081	1,390,119
The Ensign Group, Inc.	10,600	239,136
The Providence Service Corp. *	4,800	239,232

46    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Spectranetics Corp. *	6,700	113,900
Triple-S Management Corp., Class B *	5,300	138,012
U.S. Physical Therapy, Inc.	3,500	174,510
Unilife Corp. *(c)	29,100	16,002
UnitedHealth Group, Inc.	195,281	25,714,602
Universal American Corp.	20,600	153,264
Universal Health Services, Inc., Class B	18,100	2,419,608
Utah Medical Products, Inc.	2,500	167,250
Varian Medical Systems, Inc. *	21,100	1,712,898
VCA, Inc. *	16,800	1,057,896
Veeva Systems, Inc., Class A *	15,100	415,401
Vocera Communications, Inc. *	3,700	43,364
WellCare Health Plans, Inc. *	8,200	737,918
West Pharmaceutical Services, Inc.	15,800	1,124,960
Wright Medical Group N.V. *	14,965	281,043
Zeltiq Aesthetics, Inc. *	9,601	287,070
Zimmer Biomet Holdings, Inc.	38,700	4,480,299
		238,221,893
Household & Personal Products 1.8%
Avon Products, Inc.	70,000	329,700
Central Garden & Pet Co., Class A *	8,600	140,094
Church & Dwight Co., Inc.	26,400	2,447,280
Colgate-Palmolive Co.	183,909	13,042,826
Coty, Inc., Class A (c)	15,600	474,240
Edgewell Personal Care Co.	10,933	897,271
Elizabeth Arden, Inc. *(c)	3,500	35,805
Energizer Holdings, Inc.	10,933	475,476
Herbalife Ltd. *	11,900	689,605
HRG Group, Inc. *	49,600	714,240
Inter Parfums, Inc.	5,613	171,870
Kimberly-Clark Corp.	73,239	9,168,791
Medifast, Inc.	3,500	110,355
Nu Skin Enterprises, Inc., Class A	9,600	391,392
Nutraceutical International Corp. *	5,000	117,950
Oil-Dri Corp. of America	1,600	53,376
Orchids Paper Products Co.	2,500	76,675
Revlon, Inc., Class A *	5,400	196,722
Spectrum Brands Holdings, Inc.	6,500	738,400
The Clorox Co.	24,700	3,093,181
The Estee Lauder Cos., Inc., Class A	45,700	4,381,259
The Female Health Co. *	7,500	9,600
The Procter & Gamble Co.	552,824	44,292,259
USANA Health Sciences, Inc. *	2,682	317,656
WD-40 Co.	4,600	470,580
		82,836,603
Insurance 2.9%
Aflac, Inc.	85,300	5,883,141
Alleghany Corp. *	3,440	1,793,203
Allied World Assurance Co. Holdings AG	14,700	523,026
Ambac Financial Group, Inc. *	13,400	217,482
American Equity Investment Life Holding Co.	12,600	176,400
American Financial Group, Inc.	18,750	1,295,813
American International Group, Inc.	237,815	13,274,833
Security	Number of Shares	Value ($)
American National Insurance Co.	2,300	267,076
AMERISAFE, Inc.	4,000	215,520
AmTrust Financial Services, Inc.	14,628	363,506
Aon plc	56,196	5,907,324
Arch Capital Group Ltd. *	23,800	1,677,662
Argo Group International Holdings Ltd.	5,512	302,995
Arthur J. Gallagher & Co.	33,400	1,537,736
Aspen Insurance Holdings Ltd.	10,400	482,040
Assurant, Inc.	14,800	1,251,636
Assured Guaranty Ltd.	31,900	825,253
Axis Capital Holdings Ltd.	17,600	937,552
Baldwin & Lyons, Inc., Class B	1,950	47,658
Brown & Brown, Inc.	19,300	677,623
Chubb Ltd.	93,868	11,063,282
Cincinnati Financial Corp.	35,450	2,340,054
Citizens, Inc. *(c)	16,000	130,400
CNA Financial Corp.	6,900	218,040
CNO Financial Group, Inc.	39,000	716,430
Crawford & Co., Class B	5,800	39,092
EMC Insurance Group, Inc.	1,800	47,628
Employers Holdings, Inc.	7,500	222,750
Endurance Specialty Holdings Ltd.	13,423	858,804
Enstar Group Ltd. *	3,300	522,852
Erie Indemnity Co., Class A	6,300	594,657
Everest Re Group Ltd.	8,700	1,608,630
FBL Financial Group, Inc., Class A	5,190	313,839
Federated National Holding Co.	1,500	28,575
First American Financial Corp.	28,600	1,030,172
FNF Group	55,539	1,771,694
Genworth Financial, Inc., Class A *	86,800	297,724
Greenlight Capital Re Ltd., Class A *	7,400	159,322
Horace Mann Educators Corp.	8,300	258,130
Independence Holding Co.	2,970	45,649
Infinity Property & Casualty Corp.	2,500	200,400
Kemper Corp.	7,700	238,392
Lincoln National Corp.	51,626	2,243,150
Loews Corp.	60,174	2,387,704
Maiden Holdings Ltd.	18,900	231,147
Markel Corp. *	3,203	2,879,849
Marsh & McLennan Cos., Inc.	107,900	6,813,885
MBIA, Inc. *	25,250	196,950
Mercury General Corp.	11,600	613,640
MetLife, Inc.	225,503	10,170,185
National General Holdings Corp.	10,400	209,976
National Western Life Group, Inc., Class A	500	108,350
Old Republic International Corp.	43,822	810,269
OneBeacon Insurance Group Ltd., Class A	14,800	183,520
Primerica, Inc.	10,700	530,292
Principal Financial Group, Inc.	55,641	2,374,758
ProAssurance Corp.	8,540	407,614
Prudential Financial, Inc.	92,672	7,195,054
Reinsurance Group of America, Inc.	12,900	1,228,338
RenaissanceRe Holdings Ltd.	8,532	946,284
RLI Corp.	9,200	572,056
Safety Insurance Group, Inc.	3,400	192,474
Selective Insurance Group, Inc.	19,300	669,903
State Auto Financial Corp.	5,500	112,805
Stewart Information Services Corp.	3,600	125,352

See financial notes    47

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Allstate Corp.	77,867	5,065,248
The Hanover Insurance Group, Inc.	9,400	806,144
The Hartford Financial Services Group, Inc.	83,262	3,695,168
The Navigators Group, Inc. *	4,200	346,962
The Phoenix Cos., Inc. *	475	17,580
The Progressive Corp.	115,764	3,773,906
The Travelers Cos., Inc.	62,752	6,896,445
Torchmark Corp.	22,200	1,285,158
United Fire Group, Inc.	5,000	224,100
Universal Insurance Holdings, Inc. (c)	8,700	153,207
Unum Group	52,114	1,782,820
Validus Holdings Ltd.	16,857	776,939
W. R. Berkley Corp.	18,050	1,010,800
White Mountains Insurance Group Ltd.	1,300	1,079,000
Willis Towers Watson plc	28,624	3,575,138
XL Group plc	57,900	1,895,067
		133,951,232
Materials 3.3%
A. Schulman, Inc.	5,300	147,817
A.M. Castle & Co. *(c)	5,800	18,444
AEP Industries, Inc.	1,900	117,097
Air Products & Chemicals, Inc.	39,900	5,821,011
Airgas, Inc.	15,100	2,150,844
AK Steel Holding Corp. *(c)	32,127	150,354
Albemarle Corp.	23,603	1,561,575
Alcoa, Inc.	292,498	3,267,203
Allegheny Technologies, Inc.	20,092	328,303
American Vanguard Corp. *	3,000	49,650
Ampco-Pittsburgh Corp.	4,500	85,905
AptarGroup, Inc.	10,900	828,400
Ashland, Inc.	11,923	1,330,607
Avery Dennison Corp.	20,000	1,452,200
Axalta Coating Systems Ltd. *	31,300	891,111
Axiall Corp.	15,400	362,670
Balchem Corp.	9,800	601,328
Ball Corp.	29,000	2,070,020
Bemis Co., Inc.	27,400	1,374,932
Berry Plastics Group, Inc. *	24,600	886,092
Boise Cascade Co. *	5,500	114,785
Cabot Corp.	10,900	531,811
Calgon Carbon Corp.	12,500	204,875
Carpenter Technology Corp.	8,300	293,903
Celanese Corp., Series A	30,700	2,170,490
Century Aluminum Co. *	11,600	102,312
CF Industries Holdings, Inc.	47,500	1,570,825
Chase Corp.	5,200	292,708
Chemtura Corp. *	14,000	389,900
Clearwater Paper Corp. *	5,472	326,897
Cliffs Natural Resources, Inc. *(c)	21,100	111,197
Codexis, Inc. *	1,870	5,891
Coeur Mining, Inc. *	22,400	181,440
Commercial Metals Co.	22,800	408,576
Compass Minerals International, Inc.	7,300	547,208
Crown Holdings, Inc. *	28,000	1,482,880
Deltic Timber Corp.	1,500	93,750
Domtar Corp.	10,500	405,720
Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	178,907	11,791,760
Eagle Materials, Inc.	11,543	855,567
Eastman Chemical Co.	28,980	2,213,492
Ecolab, Inc.	54,104	6,220,878
Ferro Corp. *	21,000	267,540
Flotek Industries, Inc. *	13,300	125,685
FMC Corp.	28,000	1,211,280
Freeport-McMoRan, Inc.	283,318	3,966,452
FutureFuel Corp.	8,300	93,292
GCP Applied Technologies, Inc. *	13,600	300,968
General Moly, Inc. *	15,700	5,980
Graphic Packaging Holding Co.	52,900	702,512
Greif, Inc., Class A	11,300	392,110
H.B. Fuller Co.	9,000	402,480
Hawkins, Inc.	2,700	105,651
Haynes International, Inc.	2,500	93,825
Headwaters, Inc. *	12,000	240,120
Hecla Mining Co.	72,100	310,751
Huntsman Corp.	38,600	607,564
Innophos Holdings, Inc.	5,300	195,888
Innospec, Inc.	4,200	203,112
International Flavors & Fragrances, Inc.	18,100	2,162,407
International Paper Co.	85,480	3,698,720
Intrepid Potash, Inc. *	11,800	15,104
Kaiser Aluminum Corp.	3,600	341,388
KapStone Paper & Packaging Corp.	15,800	251,062
KMG Chemicals, Inc.	1,600	37,904
Koppers Holdings, Inc. *	4,800	120,624
Kraton Performance Polymers, Inc. *	3,500	79,485
Kronos Worldwide, Inc.	11,720	77,938
Louisiana-Pacific Corp. *	32,900	559,300
LSB Industries, Inc. *	3,000	39,480
LyondellBasell Industries N.V., Class A	73,032	6,037,555
Martin Marietta Materials, Inc.	15,700	2,656,911
Materion Corp.	4,000	115,960
McEwen Mining, Inc.	31,130	80,938
Minerals Technologies, Inc.	6,200	371,380
Monsanto Co.	92,626	8,677,204
Myers Industries, Inc.	8,080	108,918
Neenah Paper, Inc.	4,231	275,396
NewMarket Corp.	1,900	771,514
Newmont Mining Corp.	111,174	3,887,755
Nucor Corp.	62,400	3,106,272
Olin Corp.	41,920	913,437
Olympic Steel, Inc.	1,400	31,668
OMNOVA Solutions, Inc. *	10,400	74,360
Owens-Illinois, Inc. *	33,600	620,256
P.H. Glatfelter Co.	7,000	160,510
Packaging Corp. of America	20,100	1,304,088
Platform Specialty Products Corp. *	24,500	252,350
PolyOne Corp.	14,810	532,864
PPG Industries, Inc.	56,000	6,181,840
Praxair, Inc.	59,300	6,965,378
Quaker Chemical Corp.	3,200	284,992
Rayonier Advanced Materials, Inc.	6,960	71,340
Reliance Steel & Aluminum Co.	13,300	983,801
Rentech, Inc. *	3,740	12,978
Resolute Forest Products, Inc. *	14,000	81,340

48    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Royal Gold, Inc.	11,400	713,868
RPM International, Inc.	24,600	1,243,038
Schnitzer Steel Industries, Inc., Class A	3,450	71,139
Schweitzer-Mauduit International, Inc.	4,600	158,194
Sealed Air Corp.	43,300	2,050,688
Sensient Technologies Corp.	7,400	497,650
Silgan Holdings, Inc.	6,900	350,106
Solazyme, Inc. *(c)	12,100	28,314
Sonoco Products Co.	22,600	1,059,714
Steel Dynamics, Inc.	47,300	1,192,433
Stepan Co.	4,300	263,547
Stillwater Mining Co. *	24,633	300,523
SunCoke Energy, Inc.	15,217	113,062
The Chemours Co.	34,661	316,108
The Dow Chemical Co.	232,251	12,218,725
The Mosaic Co.	71,112	1,990,425
The Scotts Miracle-Gro Co., Class A	12,500	884,750
The Sherwin-Williams Co.	16,501	4,740,902
The Valspar Corp.	13,300	1,418,977
TimkenSteel Corp.	6,550	83,447
Tredegar Corp.	5,100	81,396
Tronox Ltd., Class A	9,800	71,344
United States Steel Corp. (c)	26,300	502,593
Universal Stainless & Alloy Products, Inc. *	1,800	23,454
Valhi, Inc. (c)	13,600	26,792
Vulcan Materials Co.	26,192	2,819,045
W.R. Grace & Co. *	13,600	1,042,848
Westlake Chemical Corp.	7,500	376,425
WestRock Co.	51,969	2,174,903
Worthington Industries, Inc.	16,800	634,200
		152,430,665
Media 3.2%
A. H. Belo Corp., Class A	13,980	68,921
AMC Networks, Inc., Class A *	10,400	678,392
Cable One, Inc.	900	413,064
Cablevision Systems Corp., Class A	43,900	1,465,821
Carmike Cinemas, Inc. *	6,300	188,937
CBS Corp., Class B - Non Voting Shares	91,190	5,098,433
Central European Media Enterprises Ltd., Class A *(c)	9,900	26,334
Charter Communications, Inc., Class A *(c)	15,800	3,353,392
Cinemark Holdings, Inc.	19,600	679,140
Clear Channel Outdoor Holdings, Inc., Class A	20,700	105,777
Comcast Corp., Class A	501,460	30,468,710
Crown Media Holdings, Inc., Class A *	6,000	30,420
Cumulus Media, Inc., Class A *	25,351	9,420
Discovery Communications, Inc., Class A *	26,061	711,726
Discovery Communications, Inc., Class C *	57,261	1,533,450
DISH Network Corp., Class A *	43,300	2,134,257
Security	Number of Shares	Value ($)
DreamWorks Animation SKG, Inc., Class A *	19,500	778,440
Entercom Communications Corp., Class A *	11,000	124,740
Gannett Co., Inc.	19,500	328,575
Global Eagle Entertainment, Inc. *	17,114	137,083
Gray Television, Inc. *	25,500	327,675
Harte-Hanks, Inc.	17,200	31,304
John Wiley & Sons, Inc., Class A	9,000	446,310
Liberty Braves Group, Class A *	1,749	27,354
Liberty Braves Group, Class C *	4,269	63,694
Liberty Broadband Corp., Class A *	4,373	250,660
Liberty Broadband Corp., Class C *	17,496	1,001,646
Liberty Global plc LiLAC., Class A *	2,498	93,750
Liberty Global plc LiLAC., Class C *	5,708	231,802
Liberty Global plc, Class A *	49,975	1,885,557
Liberty Global plc, Series C *	128,775	4,713,165
Liberty Media Group, Class A *	4,373	80,026
Liberty Media Group, Class C *	10,672	192,096
Liberty SiriusXM Group, Class A *	17,495	573,311
Liberty SiriusXM Group, Class C *	42,690	1,366,934
Lions Gate Entertainment Corp.	20,600	457,320
Live Nation Entertainment, Inc. *	26,457	568,296
Loral Space & Communications, Inc. *	2,800	102,704
Media General, Inc. *	18,400	318,872
Meredith Corp.	14,000	718,340
MSG Networks, Inc., Class A *	10,175	173,891
National CineMedia, Inc.	13,200	187,440
New Media Investment Group, Inc.	11,500	184,575
News Corp., Class A	104,687	1,300,213
News Corp., Class B	25,000	324,000
Nexstar Broadcasting Group, Inc., Class A	4,500	230,985
Omnicom Group, Inc.	49,700	4,123,609
Regal Entertainment Group, Class A (c)	12,100	252,285
Salem Media Group, Inc.	5,700	44,289
Scholastic Corp.	7,300	265,574
Scripps Networks Interactive, Inc., Class A	19,200	1,197,120
Sinclair Broadcast Group, Inc., Class A	11,000	352,770
Sirius XM Holdings, Inc. *	485,300	1,916,935
Sizmek, Inc. *	8,300	21,995
Starz, Class A *	16,195	440,666
TEGNA, Inc.	46,100	1,076,896
The E.W. Scripps Co., Class A *	18,547	281,543
The Interpublic Group of Cos., Inc.	73,037	1,675,469
The Madison Square Garden Co., Class A *	3,391	532,319
The New York Times Co., Class A	40,200	515,364
The Walt Disney Co.	311,839	32,200,495
Time Warner Cable, Inc.	57,837	12,267,806
Time Warner, Inc.	166,257	12,492,551
Time, Inc.	19,122	281,093
Tribune Media Co., Class A	18,500	713,175
Twenty-First Century Fox, Inc., Class A	243,878	7,379,748
Twenty-First Century Fox, Inc., Class B	80,000	2,409,600

See financial notes    49

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Viacom, Inc., Class B	75,922	3,105,210
World Wrestling Entertainment, Inc., Class A (c)	5,700	94,848
		147,828,312
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	335,396	20,459,156
ACADIA Pharmaceuticals, Inc. *	16,600	536,180
Accelerate Diagnostics, Inc. *(c)	5,300	66,515
Acceleron Pharma, Inc. *	12,500	374,375
Achillion Pharmaceuticals, Inc. *	19,800	169,290
Acorda Therapeutics, Inc. *	8,400	217,140
Acura Pharmaceuticals, Inc. *	4,180	13,585
Aegerion Pharmaceuticals, Inc. *	3,800	10,830
Agilent Technologies, Inc.	62,917	2,574,564
Agios Pharmaceuticals, Inc. *(c)	6,000	293,700
Akorn, Inc. *	15,400	391,930
Albany Molecular Research, Inc. *	8,800	132,440
Alder Biopharmaceuticals, Inc. *	6,300	167,265
Alexion Pharmaceuticals, Inc. *	48,500	6,755,080
Alkermes plc *	28,600	1,136,850
Allergan plc *	80,987	17,538,545
Alnylam Pharmaceuticals, Inc. *	15,500	1,039,120
AMAG Pharmaceuticals, Inc. *	6,600	175,032
Amgen, Inc.	154,689	24,487,269
Amicus Therapeutics, Inc. *	27,200	203,184
Anacor Pharmaceuticals, Inc. *	9,800	614,852
Aratana Therapeutics, Inc. *	10,100	60,701
Arena Pharmaceuticals, Inc. *	32,100	55,212
ARIAD Pharmaceuticals, Inc. *	57,200	410,696
ArQule, Inc. *	21,000	34,230
Array BioPharma, Inc. *	62,184	198,367
Arrowhead Pharmaceuticals, Inc. *(c)	10,700	61,953
AVEO Pharmaceuticals, Inc. *	15,100	14,312
Aviragen Therapeutics, Inc. *	26,016	41,105
Baxalta, Inc.	140,706	5,902,617
Bio-Rad Laboratories, Inc., Class A *	4,900	695,065
Bio-Techne Corp.	7,800	726,804
BioCryst Pharmaceuticals, Inc. *	23,900	77,914
BioDelivery Sciences International, Inc. *(c)	14,119	47,722
Biogen, Inc. *	46,312	12,735,337
BioMarin Pharmaceutical, Inc. *	35,000	2,963,800
Biostage, Inc. *	4,825	10,470
Bluebird Bio, Inc. *	8,000	354,800
Bristol-Myers Squibb Co.	344,053	24,833,746
Bruker Corp.	18,000	509,400
Cambrex Corp. *	7,200	347,328
Catalent, Inc. *	18,000	531,540
Celgene Corp. *	162,062	16,758,831
Celldex Therapeutics, Inc. *	25,800	103,200
Cempra, Inc. *(c)	7,500	126,975
Cepheid *	16,200	462,348
Charles River Laboratories International, Inc. *	10,416	825,676
Chimerix, Inc. *	7,200	43,056
Clovis Oncology, Inc. *	6,400	89,024
Depomed, Inc. *	14,500	252,010
Durect Corp. *	14,500	19,430
Security	Number of Shares	Value ($)
Dynavax Technologies Corp. *	10,950	179,690
Eagle Pharmaceuticals, Inc. *	2,500	94,650
Eli Lilly & Co.	204,489	15,445,054
Emergent BioSolutions, Inc. *	10,400	400,608
Endo International plc *	44,850	1,210,950
Endocyte, Inc. *(c)	11,300	44,070
Enzo Biochem, Inc. *	43,981	219,025
Enzon Pharmaceuticals, Inc.	21,300	10,863
EPIRUS Biopharmaceuticals, Inc. *	843	2,445
Esperion Therapeutics, Inc. *	3,500	57,365
Exact Sciences Corp. *	42,700	299,754
Exelixis, Inc. *(c)	44,700	206,067
FibroGen, Inc. *	12,700	228,600
Five Prime Therapeutics, Inc. *	9,200	437,828
Fluidigm Corp. *	6,000	57,480
Foundation Medicine, Inc. *(c)	6,500	103,675
Genomic Health, Inc. *	8,400	220,752
Geron Corp. *	46,200	136,290
Gilead Sciences, Inc.	282,192	24,892,156
GTx, Inc. *	15,900	11,130
Halozyme Therapeutics, Inc. *	28,000	295,400
Harvard Bioscience, Inc. *	19,300	57,321
Heron Therapeutics, Inc. *(c)	8,200	175,808
Horizon Pharma plc *	30,500	468,785
Illumina, Inc. *	29,500	3,982,205
ImmunoGen, Inc. *	16,900	115,765
Immunomedics, Inc. *(c)	64,448	228,790
Impax Laboratories, Inc. *	13,800	460,230
INC Research Holdings, Inc., Class A *	9,100	437,983
Incyte Corp. *	35,800	2,587,266
Infinity Pharmaceuticals, Inc. *	19,600	113,680
Innoviva, Inc.	13,700	169,058
Inovio Pharmaceuticals, Inc. *(c)	20,194	211,633
Insmed, Inc. *	15,000	182,250
Intercept Pharmaceuticals, Inc. *	3,900	587,886
Intra-Cellular Therapies, Inc. *	8,000	274,560
Intrexon Corp. *(c)	15,900	425,007
Ionis Pharmaceuticals, Inc. *	22,900	938,213
Ironwood Pharmaceuticals, Inc. *	19,800	206,910
Jazz Pharmaceuticals plc *	14,400	2,170,080
Johnson & Johnson	572,309	64,144,393
Juno Therapeutics, Inc. *	13,900	585,051
Keryx Biopharmaceuticals, Inc. *(c)	24,800	134,912
Kite Pharma, Inc. *	8,300	384,124
Lannett Co., Inc. *	8,800	168,784
Lexicon Pharmaceuticals, Inc. *(c)	18,214	251,535
Ligand Pharmaceuticals, Inc. *	4,948	598,065
Luminex Corp. *	12,900	259,290
MacroGenics, Inc. *	7,500	154,200
Mallinckrodt plc *	25,602	1,600,637
MannKind Corp. *	40,800	55,080
Medivation, Inc. *	41,400	2,392,920
Merck & Co., Inc.	579,516	31,780,657
Merrimack Pharmaceuticals, Inc. *(c)	38,590	273,217
Mettler-Toledo International, Inc. *	5,900	2,111,905
MiMedx Group, Inc. *	26,820	201,955
Momenta Pharmaceuticals, Inc. *	13,500	128,385
Mylan N.V. *	85,200	3,553,692
Myriad Genetics, Inc. *	16,600	597,600
Nektar Therapeutics *	43,600	683,648

50    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	17,200	783,976
NewLink Genetics Corp. *	4,700	76,187
Novavax, Inc. *	52,500	275,100
Omeros Corp. *(c)	8,800	116,600
Oncothyreon, Inc. *	25,700	33,410
Ophthotech Corp. *	8,000	373,920
OPKO Health, Inc. *(c)	77,300	830,975
Orexigen Therapeutics, Inc. *	32,750	14,639
OvaScience, Inc. *(c)	4,900	41,062
Pacific Biosciences of California, Inc. *	17,500	168,875
Pacira Pharmaceuticals, Inc. *	6,500	351,715
Pain Therapeutics, Inc. *	18,600	45,756
PAREXEL International Corp. *	13,800	843,180
PDL BioPharma, Inc.	28,700	108,199
PerkinElmer, Inc.	23,577	1,188,752
Perrigo Co., plc	29,700	2,871,099
Pfizer, Inc.	1,275,025	41,706,068
Portola Pharmaceuticals, Inc. *	13,300	316,008
Prestige Brands Holdings, Inc. *	16,300	925,514
Prothena Corp. plc *	8,919	385,212
PTC Therapeutics, Inc. *	5,885	43,667
Puma Biotechnology, Inc. *	4,800	147,312
Quintiles Transnational Holdings, Inc. *	18,800	1,298,516
Radius Health, Inc. *	8,000	284,800
Raptor Pharmaceutical Corp. *	29,942	147,015
Regeneron Pharmaceuticals, Inc. *	16,100	6,065,031
Relypsa, Inc. *(c)	7,400	133,940
Repligen Corp. *	9,886	263,363
Retrophin, Inc. *	9,400	129,532
Rigel Pharmaceuticals, Inc. *	48,200	136,406
Sagent Pharmaceuticals, Inc. *	9,800	114,072
Sangamo BioSciences, Inc. *	14,600	91,980
Sarepta Therapeutics, Inc. *(c)	9,800	139,062
Seattle Genetics, Inc. *	23,400	830,232
Sequenom, Inc. *(c)	87,600	112,128
Spectrum Pharmaceuticals, Inc. *	24,200	171,578
Sucampo Pharmaceuticals, Inc., Class A *	4,300	46,354
Synta Pharmaceuticals Corp. *	43,900	17,560
TESARO, Inc. *	6,195	256,721
Tetraphase Pharmaceuticals, Inc. *	5,600	31,360
The Medicines Co. *	15,600	555,204
TherapeuticsMD, Inc. *	35,777	295,160
Theravance Biopharma, Inc. *	3,914	81,216
Thermo Fisher Scientific, Inc.	80,302	11,583,563
Ultragenyx Pharmaceutical, Inc. *	7,700	520,674
United Therapeutics Corp. *	9,100	957,320
Vanda Pharmaceuticals, Inc. *	13,953	124,182
Vertex Pharmaceuticals, Inc. *	51,944	4,380,957
Vical, Inc. *	34,400	13,726
VIVUS, Inc. *(c)	23,400	38,610
VWR Corp. *	9,000	239,760
Waters Corp. *	16,100	2,095,576
XenoPort, Inc. *	37,200	163,680
ZIOPHARM Oncology, Inc. *(c)	33,811	265,754
Zoetis, Inc.	92,879	4,368,099
		402,658,260
Security	Number of Shares	Value ($)
Real Estate 4.3%
Acadia Realty Trust	23,300	785,210
AG Mortgage Investment Trust, Inc.	12,000	160,680
Agree Realty Corp.	5,000	193,900
Alexander & Baldwin, Inc.	6,400	244,736
Alexander's, Inc.	800	306,136
Alexandria Real Estate Equities, Inc.	15,800	1,468,610
Altisource Portfolio Solutions S.A. *	2,800	87,612
Altisource Residential Corp.	10,789	125,368
American Assets Trust, Inc.	8,000	317,360
American Campus Communities, Inc.	29,900	1,338,025
American Capital Agency Corp.	72,900	1,339,173
American Capital Mortgage Investment Corp.	14,600	216,518
American Homes 4 Rent, Class A	44,300	700,826
American Realty Investors, Inc. *	1,537	7,370
American Tower Corp.	87,344	9,160,639
Annaly Capital Management, Inc.	180,600	1,881,852
Anworth Mortgage Asset Corp.	24,200	114,224
Apartment Investment & Management Co., Class A	39,211	1,570,793
Apollo Commercial Real Estate Finance, Inc.	11,400	181,602
Apollo Residential Mortgage, Inc.	12,900	174,924
Apple Hospitality REIT, Inc. (c)	35,000	662,550
ARMOUR Residential REIT, Inc.	7,625	162,260
Ashford Hospitality Prime, Inc.	2,168	24,260
Ashford Hospitality Trust, Inc.	9,000	50,310
AV Homes, Inc. *	6,500	74,750
AvalonBay Communities, Inc.	28,919	5,112,590
Blackstone Mortgage Trust, Inc., Class A	18,102	497,443
Boston Properties, Inc.	31,100	4,007,546
Brandywine Realty Trust	62,663	936,812
Brixmor Property Group, Inc.	31,600	797,900
Camden Property Trust	17,500	1,412,775
Capstead Mortgage Corp.	21,740	211,313
Care Capital Properties, Inc.	16,741	446,482
CareTrust REIT, Inc.	7,131	90,706
CBL & Associates Properties, Inc.	26,785	312,849
CBRE Group, Inc., Class A *	57,000	1,688,910
Cedar Realty Trust, Inc.	33,200	229,744
Chatham Lodging Trust	8,234	175,467
Chesapeake Lodging Trust	18,500	455,655
Chimera Investment Corp.	33,940	481,948
CIM Commercial Trust Corp.	9,700	180,517
Colony Capital, Inc., Class A	19,300	341,224
Colony Starwood Homes	6,440	156,943
Columbia Property Trust, Inc.	20,200	450,460
Communications Sales & Leasing, Inc.	21,853	507,645
Consolidated-Tomoka Land Co.	2,000	98,600
CoreSite Realty Corp.	7,300	546,989
Corporate Office Properties Trust	14,400	369,792
Corrections Corp. of America	30,985	942,564
Cousins Properties, Inc.	53,345	552,121
Crown Castle International Corp.	67,823	5,892,462
CubeSmart	41,400	1,225,854
CyrusOne, Inc.	17,600	776,688

See financial notes    51

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CYS Investments, Inc.	25,500	206,805
DCT Industrial Trust, Inc.	15,900	641,883
DDR Corp.	54,584	955,220
DiamondRock Hospitality Co.	59,386	529,129
Digital Realty Trust, Inc.	29,900	2,630,602
Douglas Emmett, Inc.	24,948	809,563
Duke Realty Corp.	69,590	1,521,933
DuPont Fabros Technology, Inc.	17,100	680,922
Dynex Capital, Inc.	21,998	142,987
EastGroup Properties, Inc.	6,300	376,425
Education Realty Trust, Inc.	9,166	364,532
Empire State Realty Trust, Inc., Class A	22,502	416,512
EPR Properties	13,600	895,968
Equinix, Inc.	13,673	4,516,876
Equity Commonwealth *	23,450	654,489
Equity LifeStyle Properties, Inc.	20,700	1,417,743
Equity One, Inc.	12,100	342,430
Equity Residential	73,500	5,003,145
Essex Property Trust, Inc.	12,989	2,863,425
Extra Space Storage, Inc.	26,200	2,225,690
Federal Realty Investment Trust	15,200	2,311,616
FelCor Lodging Trust, Inc.	28,000	200,480
First Industrial Realty Trust, Inc.	15,900	364,746
First Potomac Realty Trust	14,800	124,468
Forest City Realty Trust, Inc., Class A	45,500	945,490
Forestar Group, Inc. *	4,933	66,595
Four Corners Property Trust, Inc.	11,616	206,184
Franklin Street Properties Corp.	22,500	238,950
Gaming & Leisure Properties, Inc.	29,948	981,995
General Growth Properties, Inc.	125,309	3,512,411
Getty Realty Corp.	9,552	187,983
Global Net Lease, Inc.	40,000	338,800
Government Properties Income Trust	9,900	187,308
Gramercy Property Trust	108,912	922,485
Griffin Industrial Realty, Inc.	300	7,710
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	252,200
Hatteras Financial Corp.	13,800	219,282
HCP, Inc.	95,548	3,232,389
Healthcare Realty Trust, Inc.	15,800	478,424
Healthcare Trust of America, Inc., Class A	29,300	846,477
Hersha Hospitality Trust	10,000	192,900
Highwoods Properties, Inc.	17,261	806,607
Hospitality Properties Trust	39,500	1,010,805
Host Hotels & Resorts, Inc.	166,663	2,636,609
Hudson Pacific Properties, Inc.	9,100	266,175
Invesco Mortgage Capital, Inc.	22,300	286,555
Investors Real Estate Trust	28,600	172,172
Iron Mountain, Inc.	36,173	1,321,400
iStar, Inc. *	13,390	131,222
Jones Lang LaSalle, Inc.	9,300	1,071,081
Kennedy-Wilson Holdings, Inc.	12,200	263,642
Kilroy Realty Corp.	20,000	1,296,200
Kimco Realty Corp.	82,295	2,314,135
Kite Realty Group Trust	15,825	430,915
Lamar Advertising Co., Class A	16,100	998,844
LaSalle Hotel Properties	19,700	470,830
Lexington Realty Trust	33,567	294,718
Security	Number of Shares	Value ($)
Liberty Property Trust	33,100	1,155,190
LTC Properties, Inc.	8,700	403,593
Mack-Cali Realty Corp.	18,500	472,860
Maui Land & Pineapple Co., Inc. *	800	4,800
Medical Properties Trust, Inc.	65,300	869,143
MFA Financial, Inc.	60,500	418,055
Mid-America Apartment Communities, Inc.	15,144	1,449,432
Monmouth Real Estate Investment Corp.	18,100	208,150
Monogram Residential Trust, Inc.	55,400	561,202
National Health Investors, Inc.	5,900	401,731
National Retail Properties, Inc.	29,220	1,278,667
New Century Financial Corp. (b)(e)	3,600	—
New Residential Investment Corp.	45,250	547,525
New Senior Investment Group, Inc.	20,583	222,296
New York Mortgage Trust, Inc.	18,600	96,720
New York REIT, Inc.	47,400	465,942
Newcastle Investment Corp.	20,583	89,330
NorthStar Realty Europe Corp.	10,512	125,408
NorthStar Realty Finance Corp.	31,537	403,358
Omega Healthcare Investors, Inc.	32,494	1,097,322
One Liberty Properties, Inc.	1,400	32,788
Outfront Media, Inc.	36,703	796,088
Paramount Group, Inc.	45,900	766,530
Parkway Properties, Inc.	14,940	245,763
Pebblebrook Hotel Trust	12,300	339,972
Pennsylvania Real Estate Investment Trust	13,900	318,866
PennyMac Mortgage Investment Trust	14,400	195,696
Physicians Realty Trust	24,400	442,372
Piedmont Office Realty Trust, Inc., Class A	27,500	547,525
Post Properties, Inc.	8,200	470,352
Potlatch Corp.	5,753	202,621
Preferred Apartment Communities, Inc., Class A	3,700	45,658
Prologis, Inc.	106,534	4,837,709
PS Business Parks, Inc.	6,800	651,168
Public Storage	30,997	7,588,376
QTS Realty Trust, Inc., Class A	9,100	440,622
RAIT Financial Trust	16,199	49,245
Ramco-Gershenson Properties Trust	22,500	398,475
Rayonier, Inc.	32,182	794,252
Realogy Holdings Corp. *	29,400	1,050,756
Realty Income Corp.	51,535	3,050,872
Redwood Trust, Inc.	19,700	255,312
Regency Centers Corp.	20,233	1,491,172
Resource Capital Corp.	7,150	84,942
Retail Opportunity Investments Corp.	14,400	283,248
Retail Properties of America, Inc., Class A	41,600	665,184
RLJ Lodging Trust	30,400	640,528
Rouse Properties, Inc.	10,715	197,906
Ryman Hospitality Properties, Inc.	15,237	785,163
Sabra Health Care REIT, Inc.	13,700	288,933
Saul Centers, Inc.	4,700	249,946
Select Income REIT	14,600	337,990
Senior Housing Properties Trust	57,819	1,016,458

52    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seritage Growth Properties	13,000	693,810
Silver Bay Realty Trust Corp.	13,033	190,282
Simon Property Group, Inc.	64,105	12,896,003
SL Green Realty Corp.	19,566	2,055,995
Sovran Self Storage, Inc.	8,726	926,876
Spirit Realty Capital, Inc.	89,048	1,017,819
STAG Industrial, Inc.	11,900	237,524
Starwood Property Trust, Inc.	50,873	984,901
STORE Capital Corp.	15,000	385,050
Summit Hotel Properties, Inc.	9,600	109,440
Sun Communities, Inc.	11,300	766,931
Sunstone Hotel Investors, Inc.	62,013	794,387
Tanger Factory Outlet Centers, Inc.	15,600	547,248
Taubman Centers, Inc.	11,600	805,620
Tejon Ranch Co. *	3,674	82,738
Terreno Realty Corp.	10,000	227,700
The Geo Group, Inc.	19,899	637,365
The Howard Hughes Corp. *	6,300	662,571
The Macerich Co.	27,405	2,084,972
The RMR Group, Inc., Class A	1,189	29,630
The St. Joe Co. *	18,800	316,780
Tier REIT, Inc.	20,000	301,600
Two Harbors Investment Corp.	60,300	472,149
UDR, Inc.	50,961	1,779,558
UMH Properties, Inc.	7,900	77,420
Universal Health Realty Income Trust	4,700	256,620
Urban Edge Properties	16,046	416,233
Urstadt Biddle Properties, Inc., Class A	4,500	92,520
Ventas, Inc.	66,966	4,159,928
VEREIT, Inc.	178,200	1,582,416
Vornado Realty Trust	36,192	3,464,660
Washington Real Estate Investment Trust	9,700	278,099
Weingarten Realty Investors	23,175	855,621
Welltower, Inc.	71,958	4,995,324
Western Asset Mortgage Capital Corp. (c)	4,607	45,932
Weyerhaeuser Co.	160,707	5,161,909
Whitestone REIT	2,100	28,203
WP Carey, Inc.	22,700	1,386,743
WP Glimcher, Inc.	33,804	354,604
Xenia Hotels & Resorts, Inc.	35,200	541,376
		199,574,538
Retailing 5.1%
Aaron's, Inc.	14,675	384,632
Abercrombie & Fitch Co., Class A	11,800	315,414
Advance Auto Parts, Inc.	15,340	2,394,574
Amazon.com, Inc. *	80,325	52,981,567
America's Car-Mart, Inc. *	6,850	182,005
American Eagle Outfitters, Inc.	40,750	583,132
Asbury Automotive Group, Inc. *	6,500	394,030
Ascena Retail Group, Inc. *	34,141	300,782
AutoNation, Inc. *	13,800	698,970
AutoZone, Inc. *	6,200	4,744,426
Barnes & Noble Education, Inc. *	4,676	43,767
Barnes & Noble, Inc.	7,400	86,950
Bed Bath & Beyond, Inc. *	35,500	1,676,310
Best Buy Co., Inc.	63,425	2,034,674
Security	Number of Shares	Value ($)
Big Lots, Inc.	14,700	674,142
Burlington Stores, Inc. *	17,000	968,490
Cabela's, Inc. *	7,700	401,555
Caleres, Inc.	6,675	168,277
CarMax, Inc. *	40,246	2,131,026
Chico's FAS, Inc.	26,200	330,382
Christopher & Banks Corp. *	13,400	34,840
Conn's, Inc. *(c)	7,900	108,546
Core-Mark Holding Co., Inc.	4,000	326,640
CST Brands, Inc.	12,286	464,042
Destination Maternity Corp.	5,000	34,850
Dick's Sporting Goods, Inc.	17,500	810,950
Dillard's, Inc., Class A	4,300	302,935
Dollar General Corp.	59,625	4,883,884
Dollar Tree, Inc. *	49,344	3,933,210
DSW, Inc., Class A	11,560	284,029
Expedia, Inc.	24,469	2,832,776
Express, Inc. *	12,600	229,068
Five Below, Inc. *	15,800	658,860
Foot Locker, Inc.	29,900	1,837,056
Francesca's Holdings Corp. *	13,300	220,780
Fred's, Inc., Class A	6,700	98,289
FTD Cos., Inc. *	8,070	224,427
GameStop Corp., Class A	19,348	634,614
Genesco, Inc. *	4,300	297,474
Genuine Parts Co.	30,300	2,907,891
GNC Holdings, Inc., Class A	15,500	377,580
Group 1 Automotive, Inc.	4,400	289,696
Groupon, Inc. *	88,400	320,008
Guess?, Inc.	16,800	308,280
Hibbett Sports, Inc. *	3,543	127,902
HSN, Inc.	6,269	332,445
J.C. Penney Co., Inc. *	72,200	670,016
Kirkland's, Inc.	8,700	142,854
Kohl's Corp.	39,600	1,754,280
L Brands, Inc.	51,320	4,017,843
Lands' End, Inc. *(c)	7,747	188,485
Liberty Interactive Corp., QVC Group, Class A *	106,809	2,798,396
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	305,090
Liberty Ventures, Series A *	25,347	1,013,880
Lithia Motors, Inc., Class A	7,100	589,442
LKQ Corp. *	58,900	1,887,745
Lowe's Cos., Inc.	187,151	14,227,219
Lumber Liquidators Holdings, Inc. *	4,600	68,586
Macy's, Inc.	63,863	2,528,336
MarineMax, Inc. *	16,300	309,863
Mattress Firm Holding Corp. *(c)	3,200	124,864
Monro Muffler Brake, Inc.	10,162	703,414
Murphy USA, Inc. *	6,875	394,763
Netflix, Inc. *	89,147	8,025,904
Nordstrom, Inc.	26,300	1,344,719
O'Reilly Automotive, Inc. *	19,799	5,200,801
Office Depot, Inc. *	99,656	585,977
Outerwall, Inc. (c)	5,000	206,550
Penske Automotive Group, Inc.	9,100	356,083
Pier 1 Imports, Inc.	15,800	108,862
Pool Corp.	6,662	582,325
Rent-A-Center, Inc.	7,750	113,925
Restoration Hardware Holdings, Inc. *	6,300	272,601

See financial notes    53

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ross Stores, Inc.	85,800	4,871,724
Sally Beauty Holdings, Inc. *	39,950	1,254,430
Sears Holdings Corp. *(c)	11,385	186,429
Select Comfort Corp. *	12,200	301,096
Shoe Carnival, Inc.	6,300	161,469
Shutterfly, Inc. *	6,300	289,674
Signet Jewelers Ltd.	16,800	1,823,808
Sonic Automotive, Inc., Class A	11,200	210,112
Stage Stores, Inc.	14,275	105,064
Staples, Inc.	157,700	1,608,540
Stein Mart, Inc.	10,300	74,572
Tailored Brands, Inc.	6,600	114,972
Target Corp.	125,378	9,967,551
The Buckle, Inc. (c)	3,875	112,143
The Cato Corp., Class A	7,100	259,789
The Children's Place, Inc.	3,600	280,476
The Finish Line, Inc., Class A	7,161	141,430
The Gap, Inc.	51,800	1,200,724
The Home Depot, Inc.	263,363	35,261,672
The Michaels Cos., Inc. *	16,000	454,880
The Priceline Group, Inc. *	10,176	13,673,084
The TJX Cos., Inc.	137,947	10,459,142
Tiffany & Co.	22,200	1,583,970
Tractor Supply Co.	25,700	2,432,762
Trans World Entertainment Corp. *	9,700	37,636
TripAdvisor, Inc. *	22,272	1,438,548
Tuesday Morning Corp. *	10,800	93,744
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,520,188
Urban Outfitters, Inc. *	18,000	545,760
Vitamin Shoppe, Inc. *	4,200	114,954
VOXX International Corp. *	9,100	40,859
Wayfair, Inc., Class A *	7,500	283,125
West Marine, Inc. *	8,200	82,164
Williams-Sonoma, Inc.	16,200	952,236
Winmark Corp.	1,700	161,840
Zumiez, Inc. *	10,500	176,190
		236,175,757
Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	12,500	404,375
Advanced Micro Devices, Inc. *	123,300	437,715
Amkor Technology, Inc. *	35,700	203,847
Amtech Systems, Inc. *	3,500	21,875
Analog Devices, Inc.	65,249	3,674,824
Applied Materials, Inc.	232,598	4,761,281
Applied Micro Circuits Corp. *	21,300	132,912
AXT, Inc. *	3,500	8,995
Broadcom Ltd.	77,104	11,237,908
Brooks Automation, Inc.	11,885	112,432
Cabot Microelectronics Corp.	5,660	237,097
Cavium, Inc. *	10,400	513,448
CEVA, Inc. *	7,233	166,793
Cirrus Logic, Inc. *	9,800	353,780
Cohu, Inc.	7,500	86,700
Cree, Inc. *	20,900	512,259
Cypress Semiconductor Corp.	69,226	625,111
Diodes, Inc. *	11,012	205,043
DSP Group, Inc. *	6,300	59,850
Entegris, Inc. *	48,499	644,552
Exar Corp. *	9,834	59,987
Security	Number of Shares	Value ($)
Fairchild Semiconductor International, Inc. *	17,800	356,000
First Solar, Inc. *	16,479	920,187
FormFactor, Inc. *	14,600	112,420
GSI Technology, Inc. *	8,500	33,575
Inphi Corp. *	14,400	427,248
Integrated Device Technology, Inc. *	26,920	519,018
Intel Corp.	975,297	29,531,993
Intersil Corp., Class A	26,764	312,871
IXYS Corp.	6,900	74,520
KLA-Tencor Corp.	32,500	2,273,050
Kopin Corp. *	19,600	32,536
Kulicke & Soffa Industries, Inc. *	18,500	198,320
Lam Research Corp.	30,267	2,312,399
Lattice Semiconductor Corp. *	25,100	139,807
Linear Technology Corp.	49,900	2,219,552
Marvell Technology Group Ltd.	111,400	1,111,772
Maxim Integrated Products, Inc.	55,700	1,989,604
MaxLinear, Inc., Class A *	4,422	74,068
Microchip Technology, Inc.	44,880	2,180,720
Micron Technology, Inc. *	230,807	2,481,175
Microsemi Corp. *	26,738	903,477
MKS Instruments, Inc.	14,000	502,040
Monolithic Power Systems, Inc.	6,500	405,730
MoSys, Inc. *	6,400	3,073
Nanometrics, Inc. *	5,300	94,658
NVIDIA Corp.	105,000	3,730,650
ON Semiconductor Corp. *	75,165	711,813
PDF Solutions, Inc. *	9,699	130,452
Photronics, Inc. *	18,000	190,440
Power Integrations, Inc.	4,200	202,650
Qorvo, Inc. *	30,074	1,354,232
QUALCOMM, Inc.	310,739	15,698,534
QuickLogic Corp. *	27,600	30,360
Rambus, Inc. *	19,600	227,752
Rudolph Technologies, Inc. *	16,418	227,718
Semtech Corp. *	21,700	469,588
Silicon Laboratories, Inc. *	9,200	430,560
Skyworks Solutions, Inc.	40,689	2,718,839
SunPower Corp. *(c)	15,500	312,170
Synaptics, Inc. *	8,450	604,597
Teradyne, Inc.	34,959	661,075
Tessera Technologies, Inc.	11,100	318,792
Texas Instruments, Inc.	207,197	11,818,517
Ultratech, Inc. *	4,800	104,112
Veeco Instruments, Inc. *	8,800	162,008
Xcerra Corp. *	19,192	113,233
Xilinx, Inc.	52,900	2,278,932
		116,167,621
Software & Services 11.5%
Accenture plc, Class A	128,197	14,476,005
ACI Worldwide, Inc. *	23,100	461,769
Activision Blizzard, Inc.	98,232	3,386,057
Actua Corp. *	8,050	76,314
Acxiom Corp. *	13,300	292,201
Adobe Systems, Inc. *	102,210	9,630,226
Akamai Technologies, Inc. *	37,038	1,888,568
Alliance Data Systems Corp. *	11,844	2,408,004
Alphabet, Inc., Class A *	60,876	43,092,903
Alphabet, Inc., Class C *	61,527	42,638,826

54    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Amdocs Ltd.	34,600	1,956,284
Angie's List, Inc. *	22,248	194,670
ANSYS, Inc. *	19,286	1,750,590
Aspen Technology, Inc. *	15,400	585,662
Autodesk, Inc. *	44,300	2,650,026
Automatic Data Processing, Inc.	94,262	8,336,531
Bankrate, Inc. *	14,600	133,444
Bazaarvoice, Inc. *	15,200	50,920
Blackbaud, Inc.	13,400	827,718
Blackhawk Network Holdings, Inc. *	12,003	385,656
Blucora, Inc. *	11,572	92,692
Booz Allen Hamilton Holding Corp.	24,800	683,736
Bottomline Technologies de, Inc. *	8,800	216,128
Broadridge Financial Solutions, Inc.	23,825	1,425,688
BroadSoft, Inc. *	6,500	254,572
CA, Inc.	69,408	2,058,641
CACI International, Inc., Class A *	4,100	394,215
Cadence Design Systems, Inc. *	62,500	1,449,375
Callidus Software, Inc. *	16,546	302,792
Cardtronics, Inc. *	8,800	346,896
CDK Global, Inc.	32,620	1,551,733
Ciber, Inc. *	24,900	57,768
Citrix Systems, Inc. *	30,800	2,520,672
Cognizant Technology Solutions Corp., Class A *	125,800	7,342,946
CommVault Systems, Inc. *	6,900	302,013
Computer Sciences Corp.	27,638	915,647
comScore, Inc. *	10,950	335,289
Convergys Corp.	16,000	424,000
CoreLogic, Inc. *	23,100	819,588
Cornerstone OnDemand, Inc. *	7,100	243,885
CoStar Group, Inc. *	6,600	1,302,246
Covisint Corp. *	4,460	8,251
CSG Systems International, Inc.	8,900	394,982
CSRA, Inc.	27,638	717,482
Demand Media, Inc. *	5,920	34,869
Demandware, Inc. *	6,800	313,344
Digimarc Corp. *(c)	3,542	105,729
DST Systems, Inc.	5,900	712,012
EarthLink Holdings Corp.	17,050	99,060
eBay, Inc. *	227,344	5,554,014
Ebix, Inc.	8,303	399,540
Edgewater Technology, Inc. *	767	6,520
Electronic Arts, Inc. *	62,500	3,865,625
Ellie Mae, Inc. *	8,393	701,655
Endurance International Group Holdings, Inc. *	13,300	142,443
EnerNOC, Inc. *	9,754	66,522
Envestnet, Inc. *	7,300	229,074
EPAM Systems, Inc. *	7,800	568,854
Epiq Systems, Inc.	8,525	125,914
Euronet Worldwide, Inc. *	8,800	678,480
Everi Holdings, Inc. *	28,300	47,544
EVERTEC, Inc.	14,000	188,580
ExlService Holdings, Inc. *	7,200	348,408
Facebook, Inc., Class A *	478,207	56,227,579
Fair Isaac Corp.	8,544	911,730
FalconStor Software, Inc. *	1,200	1,272
Fidelity National Information Services, Inc.	56,091	3,690,788
FireEye, Inc. *	29,500	511,825
First Data Corp., Class A *	35,000	398,650
Security	Number of Shares	Value ($)
Fiserv, Inc. *	48,600	4,749,192
FleetCor Technologies, Inc. *	16,400	2,536,752
Forrester Research, Inc.	6,800	228,616
Fortinet, Inc. *	26,700	868,017
Gartner, Inc. *	18,100	1,577,777
Genpact Ltd. *	28,274	788,562
Global Payments, Inc.	32,729	2,362,378
Glu Mobile, Inc. *(c)	38,900	103,863
Gogo, Inc. *(c)	16,000	169,440
GrubHub, Inc. *	20,400	534,888
GSE Systems, Inc. *	2,424	6,181
Guidewire Software, Inc. *	14,700	837,459
Higher One Holdings, Inc. *	19,400	73,526
IAC/InterActiveCorp	18,072	837,456
Imperva, Inc. *	8,262	384,018
inContact, Inc. *	20,172	187,801
Infoblox, Inc. *	8,600	143,878
Information Services Group, Inc. *	7,500	30,750
Interactive Intelligence Group, Inc. *	2,900	107,793
Internap Corp. *	13,200	30,096
International Business Machines Corp.	183,251	26,743,651
Intralinks Holdings, Inc. *	12,200	108,702
Intuit, Inc.	54,530	5,501,532
j2 Global, Inc.	9,000	571,680
Jack Henry & Associates, Inc.	13,800	1,118,214
Jive Software, Inc. *	27,994	113,936
Leidos Holdings, Inc.	11,000	545,710
LinkedIn Corp., Class A *	24,000	3,007,440
Lionbridge Technologies, Inc. *	19,500	97,305
Liquidity Services, Inc. *	15,481	86,384
LivePerson, Inc. *	19,700	119,185
LogMeIn, Inc. *	7,600	453,720
Manhattan Associates, Inc. *	16,300	986,802
ManTech International Corp., Class A	8,600	290,680
Marketo, Inc. *	6,684	146,981
MasterCard, Inc., Class A	202,156	19,607,110
Mattersight Corp. *	190	751
MAXIMUS, Inc.	16,300	862,270
Mentor Graphics Corp.	23,800	475,048
Microsoft Corp.	1,646,518	82,111,853
MicroStrategy, Inc., Class A *	2,256	404,546
ModusLink Global Solutions, Inc. *	10,450	15,257
MoneyGram International, Inc. *	9,037	55,578
Monotype Imaging Holdings, Inc.	6,500	143,195
Monster Worldwide, Inc. *	35,800	114,560
NetSuite, Inc. *	7,900	640,216
NeuStar, Inc., Class A *(c)	9,300	218,457
NIC, Inc.	26,000	460,460
Nuance Communications, Inc. *	59,974	1,030,353
Oracle Corp.	660,813	26,340,006
Pandora Media, Inc. *	55,300	549,129
Paychex, Inc.	61,864	3,224,352
Paycom Software, Inc. *	10,700	408,847
Paylocity Holding Corp. *	8,900	340,603
PayPal Holdings, Inc. *	229,744	9,001,370
Pegasystems, Inc.	12,800	337,792
Perficient, Inc. *	7,800	162,864
PRGX Global, Inc. *	11,000	53,240
Progress Software Corp. *	9,300	237,336
Proofpoint, Inc. *	9,000	524,340

See financial notes    55

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PROS Holdings, Inc. *	7,826	92,034
PTC, Inc. *	19,780	721,179
Qlik Technologies, Inc. *	22,200	683,538
Qualys, Inc. *	5,600	141,008
Rackspace Hosting, Inc. *	23,700	542,019
RealNetworks, Inc. *	12,725	58,026
RealPage, Inc. *	10,500	230,895
Red Hat, Inc. *	36,600	2,685,342
Reis, Inc.	1,400	35,238
Rightside Group Ltd. *	5,920	53,517
RingCentral, Inc., Class A *	24,600	469,368
Rovi Corp. *	15,412	271,559
Sabre Corp.	43,200	1,250,640
salesforce.com, Inc. *	130,722	9,908,728
Science Applications International Corp.	6,285	333,671
Seachange International, Inc. *	9,250	34,502
ServiceNow, Inc. *	31,800	2,273,064
ServiceSource International, Inc. *	14,400	58,032
Shutterstock, Inc. *(c)	4,000	164,080
Splunk, Inc. *	27,000	1,403,460
SPS Commerce, Inc. *	4,300	218,999
SS&C Technologies Holdings, Inc.	16,700	1,021,205
Stamps.com, Inc. *	5,827	479,912
StarTek, Inc. *	3,900	15,990
Support.com, Inc. *	18,400	15,824
Sykes Enterprises, Inc. *	11,026	321,408
Symantec Corp.	139,573	2,323,193
Synchronoss Technologies, Inc. *	8,100	251,667
Synopsys, Inc. *	28,084	1,334,552
Syntel, Inc. *	8,600	365,758
Tableau Software, Inc., Class A *	10,742	555,361
Take-Two Interactive Software, Inc. *	22,600	772,468
Tangoe, Inc. *	8,200	72,324
TeleTech Holdings, Inc.	9,100	252,889
Teradata Corp. *	27,000	683,100
Textura, Corp. *	6,941	183,173
The Hackett Group, Inc.	7,200	107,136
The Ultimate Software Group, Inc. *	6,600	1,297,494
The Western Union Co.	102,032	2,040,640
TiVo, Inc. *	17,800	177,644
Total System Services, Inc.	36,904	1,887,271
Travelport Worldwide Ltd.	20,000	279,000
Twitter, Inc. *	127,600	1,865,512
Tyler Technologies, Inc. *	6,800	995,588
Unisys Corp. *(c)	18,200	140,322
United Online, Inc. *	2,478	26,837
Unwired Planet, Inc. *	647	5,215
Vantiv, Inc., Class A *	29,400	1,603,476
VASCO Data Security International, Inc. *	9,200	159,436
Verint Systems, Inc. *	9,510	321,818
VeriSign, Inc. *	22,275	1,924,560
VirnetX Holding Corp. *(c)	10,600	47,594
Virtusa Corp. *	4,700	167,038
Visa, Inc., Class A	398,504	30,780,449
VMware, Inc., Class A *	17,100	973,161
Web.com Group, Inc. *	18,523	370,275
WebMD Health Corp. *	7,074	443,823
WEX, Inc. *	8,900	840,961
Workday, Inc., Class A *	23,600	1,769,528
Security	Number of Shares	Value ($)
Xerox Corp.	194,056	1,862,938
Xura, Inc. *	6,250	139,937
Yahoo! Inc. *	182,944	6,695,750
Yelp, Inc. *	14,300	300,300
Zendesk, Inc. *	15,000	339,000
Zillow Group, Inc., Class A *(c)	8,797	220,101
Zillow Group, Inc., Class C *(c)	26,594	639,320
Zynga, Inc., Class A *	212,600	505,988
		528,289,375
Technology Hardware & Equipment 4.9%
3D Systems Corp. *(c)	18,800	332,572
ADTRAN, Inc.	9,100	175,812
Agilysys, Inc. *	8,460	90,353
Amphenol Corp., Class A	60,800	3,394,464
Anixter International, Inc. *	4,000	249,200
Apple, Inc.	1,148,762	107,684,950
Arista Networks, Inc. *	8,600	572,932
ARRIS International plc *	43,075	980,818
Arrow Electronics, Inc. *	18,532	1,150,837
Aviat Networks, Inc. *	18,877	14,403
Avnet, Inc.	26,588	1,093,299
AVX Corp.	14,000	185,080
Badger Meter, Inc.	4,000	285,320
Belden, Inc.	6,900	435,666
Benchmark Electronics, Inc. *	7,830	152,059
Black Box Corp.	4,100	59,942
Brocade Communications Systems, Inc.	106,135	1,019,957
CalAmp Corp. *	4,000	59,880
CDW Corp.	31,400	1,208,900
Checkpoint Systems, Inc. *	7,100	71,852
Ciena Corp. *	17,970	302,435
Cisco Systems, Inc.	1,049,640	28,854,604
Cognex Corp.	14,800	525,844
Coherent, Inc. *	4,100	382,940
CommScope Holding Co., Inc. *	27,582	838,769
Comtech Telecommunications Corp.	4,175	101,035
Corning, Inc.	239,007	4,462,261
Cray, Inc. *	7,600	287,812
CTS Corp.	8,800	145,816
Daktronics, Inc.	8,700	75,690
Diebold, Inc.	12,900	338,883
Digi International, Inc. *	9,100	96,187
Dolby Laboratories, Inc., Class A	8,800	418,968
DTS, Inc. *	4,300	93,826
Echelon Corp. *	720	3,996
EchoStar Corp., Class A *	6,740	275,801
Electro Rent Corp.	7,100	71,071
Electro Scientific Industries, Inc. *	9,900	69,795
Electronics For Imaging, Inc. *	15,500	617,520
EMC Corp.	404,899	10,571,913
Extreme Networks, Inc. *	27,500	96,525
F5 Networks, Inc. *	13,100	1,372,225
Fabrinet *	11,108	355,123
FARO Technologies, Inc. *	3,000	87,120
FEI Co.	10,000	890,200
Finisar Corp. *	15,800	260,068
Fitbit, Inc., Class A *(c)	14,800	270,100
FLIR Systems, Inc.	26,100	788,481

56    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Frequency Electronics, Inc. *	500	5,065
Harmonic, Inc. *	20,042	69,345
Harris Corp.	26,055	2,084,660
Hewlett Packard Enterprise Co.	373,636	6,224,776
HP, Inc.	387,136	4,750,159
Hutchinson Technology, Inc. *	6,000	21,900
I.D. Systems, Inc. *	5,500	28,490
Identiv, Inc. *	120	319
II-VI, Inc. *	13,000	271,310
Imation Corp. *	5,500	8,635
Immersion Corp. *	4,300	31,433
Infinera Corp. *	27,300	324,597
Ingram Micro, Inc., Class A	32,500	1,135,875
Insight Enterprises, Inc. *	8,950	221,154
Intellicheck Mobilisa, Inc. *	62	123
InterDigital, Inc.	6,700	381,766
InvenSense, Inc. *	8,900	68,352
IPG Photonics Corp. *	7,400	641,358
Itron, Inc. *	5,700	234,384
Ixia *	14,900	150,788
Jabil Circuit, Inc.	35,300	612,808
Juniper Networks, Inc.	75,965	1,777,581
Keysight Technologies, Inc. *	31,458	820,425
Kimball Electronics, Inc. *	6,825	74,665
Knowles Corp. *	13,900	185,843
Lexmark International, Inc., Class A	10,900	420,740
LightPath Technologies, Inc., Class A *	75	143
Littelfuse, Inc.	3,700	430,976
Lumentum Holdings, Inc. *	8,910	225,423
Maxwell Technologies, Inc. *	7,700	49,434
Methode Electronics, Inc.	9,500	282,435
MOCON, Inc.	600	8,880
Motorola Solutions, Inc.	34,733	2,611,574
MTS Systems Corp.	3,781	212,568
Multi-Fineline Electronix, Inc. *	5,700	131,100
National Instruments Corp.	26,112	719,908
NCR Corp. *	35,100	1,021,059
NetApp, Inc.	64,900	1,534,236
NETGEAR, Inc. *	6,000	254,400
NetScout Systems, Inc. *	26,000	578,760
Newport Corp. *	8,500	195,415
Nimble Storage, Inc. *	16,100	118,818
OSI Systems, Inc. *	3,700	188,293
Palo Alto Networks, Inc. *	14,900	2,247,963
Park Electrochemical Corp.	3,600	58,716
PC Connection, Inc.	7,000	166,390
PC-Tel, Inc.	8,900	39,872
Plantronics, Inc.	6,000	230,700
Plexus Corp. *	6,500	271,440
Polycom, Inc. *	22,400	267,680
QLogic Corp. *	17,044	223,106
Quantum Corp. *	125,000	57,537
Radisys Corp. *	7,200	32,112
Research Frontiers, Inc. *	2,800	12,712
Richardson Electronics Ltd.	7,300	37,960
Rofin-Sinar Technologies, Inc. *	3,800	122,322
Rogers Corp. *	4,200	240,912
Ruckus Wireless, Inc. *	20,000	274,800
SanDisk Corp.	41,700	3,132,921
Sanmina Corp. *	20,900	494,285
ScanSource, Inc. *	6,300	256,284
Security	Number of Shares	Value ($)
Seagate Technology plc	61,966	1,349,000
Sonus Networks, Inc. *	15,860	131,004
Super Micro Computer, Inc. *	8,200	220,662
SYNNEX Corp.	8,400	693,588
Systemax, Inc. *	8,000	72,400
TE Connectivity Ltd.	78,300	4,657,284
Tech Data Corp. *	8,300	570,127
TESSCO Technologies, Inc.	4,025	66,734
TransAct Technologies, Inc.	1,500	13,065
Trimble Navigation Ltd. *	62,084	1,486,912
TTM Technologies, Inc. *	11,000	71,720
Ubiquiti Networks, Inc. *(c)	3,200	113,984
Universal Display Corp. *	10,100	588,931
VeriFone Systems, Inc. *	18,000	512,280
ViaSat, Inc. *	10,700	820,690
Viavi Solutions, Inc. *	44,553	290,040
Vishay Intertechnology, Inc.	18,588	226,030
Vishay Precision Group, Inc. *	5,620	84,075
Western Digital Corp.	47,345	1,934,753
Zebra Technologies Corp., Class A *	9,575	599,012
		223,653,280
Telecommunication Services 2.4%
8x8, Inc. *	25,000	283,500
Alaska Communications Systems Group, Inc. *	5,000	9,050
AT&T, Inc.	1,274,207	49,464,716
Atlantic Tele-Network, Inc.	3,250	233,708
CenturyLink, Inc.	114,178	3,533,809
Cincinnati Bell, Inc. *	61,468	234,808
Cogent Communications Holdings, Inc.	9,900	383,130
Consolidated Communications Holdings, Inc.	16,757	396,135
Frontier Communications Corp.	257,368	1,430,966
General Communication, Inc., Class A *	10,500	177,450
Globalstar, Inc. *(c)	42,400	82,680
Iridium Communications, Inc. *	11,800	95,226
Level 3 Communications, Inc. *	62,725	3,278,008
Lumos Networks Corp. *	1,500	19,125
NTELOS Holdings Corp. *	4,500	41,625
SBA Communications Corp., Class A *	26,400	2,720,256
Shenandoah Telecommunications Co.	14,200	407,398
Spok Holdings, Inc.	5,500	93,445
Sprint Corp. *(c)	142,805	489,821
T-Mobile US, Inc. *	57,450	2,256,636
Telephone & Data Systems, Inc.	22,222	657,105
United States Cellular Corp. *	5,400	230,256
Verizon Communications, Inc.	843,169	42,951,029
Vonage Holdings Corp. *	36,400	169,988
Windstream Holdings, Inc. (c)	18,211	158,071
Zayo Group Holdings, Inc. *	12,000	311,520
		110,109,461
Transportation 2.0%
Alaska Air Group, Inc.	25,000	1,760,750
Allegiant Travel Co.	3,200	513,824

See financial notes    57

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AMERCO	1,000	352,000
American Airlines Group, Inc.	130,597	4,530,410
ArcBest Corp.	4,800	91,632
Atlas Air Worldwide Holdings, Inc. *	6,500	259,610
Avis Budget Group, Inc. *	20,600	517,060
C.H. Robinson Worldwide, Inc.	29,100	2,065,227
Celadon Group, Inc.	8,890	89,522
Covenant Transport Group, Inc., Class A *	3,000	59,730
CSX Corp.	208,700	5,691,249
Delta Air Lines, Inc.	161,811	6,742,664
Expeditors International of Washington, Inc.	40,900	2,029,049
FedEx Corp.	54,263	8,959,364
Forward Air Corp.	4,600	209,668
Genesee & Wyoming, Inc., Class A *	14,800	963,628
Hawaiian Holdings, Inc. *	10,700	450,149
Heartland Express, Inc.	16,241	294,125
Hertz Global Holdings, Inc. *	87,300	808,398
Hub Group, Inc., Class A *	7,100	273,492
JB Hunt Transport Services, Inc.	19,600	1,624,448
JetBlue Airways Corp. *	60,662	1,200,501
Kansas City Southern	23,255	2,203,411
Kirby Corp. *	11,100	708,402
Knight Transportation, Inc.	14,650	389,251
Landstar System, Inc.	6,600	432,630
Macquarie Infrastructure Corp.	13,700	964,343
Marten Transport Ltd.	9,476	176,822
Matson, Inc.	10,500	408,240
Norfolk Southern Corp.	62,900	5,667,919
Old Dominion Freight Line, Inc. *	12,412	819,813
Park-Ohio Holdings Corp.	3,600	91,620
Roadrunner Transportation Systems, Inc. *	4,900	57,918
Ryder System, Inc.	9,500	654,740
Saia, Inc. *	4,450	128,694
SkyWest, Inc.	7,000	164,500
Southwest Airlines Co.	135,815	6,058,707
Spirit Airlines, Inc. *	14,000	615,020
Swift Transportation Co. *	19,000	315,780
Union Pacific Corp.	173,870	15,166,680
United Continental Holdings, Inc. *	75,700	3,467,817
United Parcel Service, Inc., Class B	144,585	15,191,546
Universal Truckload Services, Inc.	3,300	47,058
Werner Enterprises, Inc.	10,032	254,211
Wesco Aircraft Holdings, Inc. *	13,500	194,805
XPO Logistics, Inc. *(c)	24,310	732,703
YRC Worldwide, Inc. *	8,600	79,120
		94,478,250
Utilities 3.4%
AES Corp.	138,596	1,546,731
AGL Resources, Inc.	21,529	1,417,900
ALLETE, Inc.	14,633	822,228
Alliant Energy Corp.	26,300	1,854,676
Ameren Corp.	48,176	2,312,448
American DG Energy, Inc. *	11,400	2,964
American Electric Power Co., Inc.	96,320	6,116,320
American States Water Co.	9,600	400,224
American Water Works Co., Inc.	37,200	2,706,672
Aqua America, Inc.	37,467	1,186,205
Security	Number of Shares	Value ($)
Artesian Resources Corp., Class A	4,000	107,960
Atmos Energy Corp.	17,400	1,262,370
Avangrid, Inc.	10,000	401,000
Avista Corp.	15,800	633,106
Black Hills Corp.	13,400	811,906
Cadiz, Inc. *(c)	6,356	41,250
California Water Service Group	11,300	315,609
Calpine Corp. *	65,100	1,027,278
CenterPoint Energy, Inc.	88,700	1,902,615
Chesapeake Utilities Corp.	2,770	164,870
CMS Energy Corp.	56,959	2,317,092
Connecticut Water Service, Inc.	5,100	239,802
Consolidated Edison, Inc.	58,610	4,372,306
Delta Natural Gas Co., Inc.	1,291	33,050
Dominion Resources, Inc.	121,665	8,695,398
DTE Energy Co.	36,748	3,276,452
Duke Energy Corp.	139,750	11,009,505
Dynegy, Inc. *	27,300	481,299
Edison International	66,910	4,731,206
El Paso Electric Co.	11,300	509,630
Entergy Corp.	34,293	2,578,148
Eversource Energy	61,336	3,461,804
Exelon Corp.	190,269	6,676,539
FirstEnergy Corp.	90,356	2,944,702
Genie Energy Ltd., Class B *	12,800	94,336
Great Plains Energy, Inc.	41,341	1,291,079
Hawaiian Electric Industries, Inc.	27,100	885,899
IDACORP, Inc.	9,800	712,754
ITC Holdings Corp.	33,000	1,454,310
MDU Resources Group, Inc.	36,025	722,662
MGE Energy, Inc.	9,950	496,008
Middlesex Water Co.	9,400	343,852
National Fuel Gas Co.	20,700	1,148,850
New Jersey Resources Corp.	20,150	718,952
NextEra Energy, Inc.	95,172	11,190,324
NiSource, Inc.	65,764	1,493,500
Northwest Natural Gas Co.	6,300	324,702
NorthWestern Corp.	10,900	619,556
NRG Energy, Inc.	63,356	956,676
NRG Yield, Inc., Class A	8,300	125,579
NRG Yield, Inc., Class C	8,300	134,294
OGE Energy Corp.	41,200	1,219,108
ONE Gas, Inc.	8,525	498,457
Ormat Technologies, Inc.	8,600	373,240
Otter Tail Corp.	7,800	225,576
Pattern Energy Group, Inc.	6,400	134,400
PG&E Corp.	98,100	5,709,420
Piedmont Natural Gas Co., Inc.	24,400	1,459,120
Pinnacle West Capital Corp.	24,200	1,758,130
PNM Resources, Inc.	21,200	671,616
Portland General Electric Co.	24,800	985,056
PPL Corp.	131,700	4,957,188
Public Service Enterprise Group, Inc.	102,900	4,746,777
Pure Cycle Corp. *	8,000	37,120
Questar Corp.	28,900	724,523
SCANA Corp.	31,005	2,129,733
Sempra Energy	48,796	5,043,067
SJW Corp.	4,470	153,813
South Jersey Industries, Inc.	8,400	234,444
Southwest Gas Corp.	13,400	869,794
Spire, Inc.	15,200	972,192

58    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Talen Energy Corp. *	15,700	183,062
TECO Energy, Inc.	48,800	1,355,176
TerraForm Power, Inc., Class A *(c)	9,400	100,392
The Empire District Electric Co.	11,200	377,104
The Southern Co.	187,121	9,374,762
The York Water Co.	6,100	180,865
UGI Corp.	27,900	1,122,696
Unitil Corp.	7,200	284,544
Vectren Corp.	15,266	745,744
WEC Energy Group, Inc.	61,277	3,566,934
Westar Energy, Inc.	28,600	1,476,046
WGL Holdings, Inc.	7,300	495,597
Xcel Energy, Inc.	103,108	4,127,413
		155,367,707
Total Common Stock
(Cost $2,979,734,381)		4,557,356,922

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(e)	31,000	34,410
FRD Acquisition Co. CVR *(b)(e)	8,700	—
		34,410
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	24,570
Total Rights
(Cost $67,393)		58,980

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.6% of net assets
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (d)	30,052,867	30,052,867
Total Other Investment Company
(Cost $30,052,867)		30,052,867
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets
Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.15%, 05/02/16 (f)	39,325,202	39,325,202
Total Short-Term Investment
(Cost $39,325,202)		39,325,202

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $3,070,083,081 and the unrealized appreciation and depreciation were $1,717,898,631 and ($161,187,741), respectively, with a net unrealized appreciation of $1,556,710,890.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $58,980 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $29,045,840.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/17/16	65	7,329,400	382,216
S&P 500 Index, e-mini, Long, expires 06/17/16	360	37,063,800	1,098,744
Net Unrealized Appreciation			1,480,960

See financial notes    59

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	2,599,544,434	2,890,439,514
0.6%	Preferred Stock	17,300,936	17,060,236
1.4%	Other Investment Company	42,212,895	42,212,895
0.4%	Short-Term Investments	12,331,303	12,331,303
100.8%	Total Investments	2,671,389,568	2,962,043,948
(0.8%)	Other Assets and Liabilities, Net		(24,628,102)
100.0%	Net Assets		2,937,415,846

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets
Australia 7.1%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	699,373	12,819,453
Bank of Queensland Ltd.	89,063	757,349
Bendigo & Adelaide Bank Ltd.	120,925	851,285
Commonwealth Bank of Australia	410,716	22,929,047
National Australia Bank Ltd.	631,534	12,956,568
Westpac Banking Corp.	799,240	18,760,990
		69,074,692
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	712,905
Commercial & Professional Supplies 0.2%
Brambles Ltd.	375,416	3,545,877
SEEK Ltd.	74,156	917,673
		4,463,550
Consumer Services 0.1%
Aristocrat Leisure Ltd.	144,421	1,091,770
Crown Resorts Ltd.	86,330	770,420
Flight Centre Travel Group Ltd.	11,202	333,546
Tabcorp Holdings Ltd.	197,467	662,340
Tatts Group Ltd.	359,783	1,025,249
		3,883,325
Diversified Financials 0.2%
ASX Ltd.	47,112	1,559,486
Challenger Ltd.	134,444	909,432
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	74,577	3,572,606
Platinum Asset Management Ltd.	46,261	212,112
		6,253,636
Energy 0.3%
Caltex Australia Ltd.	64,807	1,590,569
Oil Search Ltd.	320,180	1,697,507
Origin Energy Ltd.	420,422	1,727,725
Santos Ltd.	395,441	1,424,574
Woodside Petroleum Ltd.	176,879	3,786,979
		10,227,354
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	271,102	8,778,468
Woolworths Ltd.	303,034	5,070,957
		13,849,425
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	844,712
Treasury Wine Estates Ltd.	179,536	1,264,158
		2,108,870
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,109,321
Healthscope Ltd.	411,020	846,494
Ramsay Health Care Ltd.	33,875	1,665,831
Sonic Healthcare Ltd.	96,015	1,408,964
		5,030,610
Insurance 0.4%
AMP Ltd.	709,105	3,150,911
Insurance Australia Group Ltd.	606,697	2,643,772
Medibank Pvt Ltd.	634,378	1,509,748
QBE Insurance Group Ltd.	323,456	2,722,410
Suncorp Group Ltd.	309,827	2,930,397
		12,957,238
Materials 1.0%
Alumina Ltd.	675,989	763,335
Amcor Ltd.	275,282	3,209,481
BHP Billiton Ltd.	769,972	12,024,605
Boral Ltd.	194,101	944,716
Fortescue Metals Group Ltd. (a)	384,488	988,132
Iluka Resources Ltd.	88,811	431,035
Incitec Pivot Ltd.	387,731	942,237
James Hardie Industries plc CDI	108,813	1,522,071
Newcrest Mining Ltd. *	185,787	2,709,075
Orica Ltd.	85,202	984,473
Rio Tinto Ltd.	102,987	4,018,396
South32 Ltd. *	1,284,917	1,606,966
		30,144,522
Media 0.0%
REA Group Ltd.	11,698	450,077
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	112,143	8,936,480
Real Estate 0.7%
Dexus Property Group	239,107	1,524,588
Goodman Group	414,865	2,161,389
LendLease Group	136,065	1,306,995
Mirvac Group	854,706	1,209,265
Scentre Group	1,283,949	4,557,402

60    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stockland	562,198	1,859,466
The GPT Group	438,599	1,670,405
Vicinity Centres	803,376	2,019,356
Westfield Corp.	479,877	3,665,110
		19,973,976
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	449,779
Software & Services 0.0%
Computershare Ltd.	115,712	885,762
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,014,881	4,120,781
TPG Telecom Ltd.	68,681	556,664
Vocus Communications Ltd.	100,000	653,109
		5,330,554
Transportation 0.3%
Asciano Ltd.	158,233	1,060,779
Aurizon Holdings Ltd.	498,416	1,610,281
Qantas Airways Ltd. *	144,571	352,498
Sydney Airport	251,805	1,298,323
Transurban Group	498,286	4,372,343
		8,694,224
Utilities 0.2%
AGL Energy Ltd.	158,055	2,189,282
APA Group	263,879	1,747,773
AusNet Services	407,266	473,786
DUET Group	544,007	929,450
		5,340,291
		208,767,270
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	65,936	1,898,048
Raiffeisen Bank International AG *	31,357	501,942
		2,399,990
Capital Goods 0.1%
ANDRITZ AG	19,353	1,086,326
Energy 0.0%
OMV AG	34,514	1,038,527
Materials 0.0%
voestalpine AG	29,457	1,062,952
		5,587,795
Belgium 1.4%
Banks 0.1%
KBC Groep N.V.	59,647	3,355,861
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,712	1,655,531
Food & Staples Retailing 0.1%
Colruyt S.A.	17,161	989,532
Delhaize Group	24,505	2,575,099
		3,564,631
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev N.V.	193,359	23,986,933
Security	Number of Shares	Value ($)
Insurance 0.1%
Ageas	48,027	1,887,305
Materials 0.1%
Solvay S.A.	17,808	1,804,140
Umicore S.A.	22,105	1,103,472
		2,907,612
Media 0.0%
Telenet Group Holding N.V. *	15,158	754,587
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,277,503
Telecommunication Services 0.0%
Proximus (a)	38,984	1,313,909
		41,703,872
Denmark 2.0%
Banks 0.2%
Danske Bank A/S	170,319	4,819,098
Capital Goods 0.1%
Vestas Wind Systems A/S	54,396	3,893,777
Commercial & Professional Supplies 0.1%
ISS A/S	37,101	1,409,267
Consumer Durables & Apparel 0.1%
Pandora A/S	26,305	3,419,979
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	25,270	2,463,378
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,765	2,005,113
William Demant Holding A/S *	6,452	663,456
		2,668,569
Insurance 0.0%
Tryg A/S	28,614	540,686
Materials 0.1%
Chr. Hansen Holding A/S	23,411	1,457,827
Novozymes A/S, B Shares	55,255	2,650,151
		4,107,978
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Genmab A/S *	12,842	1,905,377
Novo Nordisk A/S, Class B	470,467	26,268,220
		28,173,597
Telecommunication Services 0.0%
TDC A/S	207,416	1,062,026
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,258,880
AP Moeller - Maersk A/S, Series B	1,696	2,387,129
DSV A/S	45,591	1,919,296
		5,565,305
		58,123,660
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	961,591

See financial notes    61

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Kone Oyj, Class B	79,861	3,649,040
Metso Oyj	25,010	602,424
Wartsila Oyj Abp	36,379	1,561,290
		5,812,754
Energy 0.0%
Neste Oyj	30,786	986,523
Insurance 0.2%
Sampo Oyj, A Shares	107,335	4,694,947
Materials 0.1%
Stora Enso Oyj, R Shares (a)	127,451	1,114,316
UPM-Kymmene Oyj	129,195	2,473,059
		3,587,375
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	822,477
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,259,974	7,438,252
Telecommunication Services 0.0%
Elisa Oyj	37,116	1,387,840
Utilities 0.1%
Fortum Oyj	102,012	1,537,986
		27,229,745
France 9.9%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	44,855	4,685,107
Peugeot S.A. *	110,690	1,783,897
Renault S.A.	46,558	4,492,277
Valeo S.A.	19,073	3,025,339
		13,986,620
Banks 0.8%
BNP Paribas S.A.	254,171	13,460,626
Credit Agricole S.A.	259,143	2,868,388
Natixis S.A.	235,018	1,296,814
Societe Generale S.A.	173,277	6,817,958
		24,443,786
Capital Goods 1.6%
Airbus Group SE	142,469	8,906,816
Alstom S.A. *	37,761	965,569
Bouygues S.A. (a)	48,125	1,605,880
Compagnie de Saint-Gobain	113,457	5,198,887
Legrand S.A.	63,523	3,620,664
Rexel S.A.	77,223	1,170,899
Safran S.A.	76,555	5,277,674
Schneider Electric SE	134,824	8,815,814
Thales S.A.	24,970	2,160,846
Vinci S.A.	114,933	8,584,150
Zodiac Aerospace	47,203	1,107,457
		47,414,656
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	66,275	1,570,932
Edenred	49,244	971,368
Societe BIC S.A.	6,847	972,160
		3,514,460
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.6%
Christian Dior SE	12,965	2,278,213
Hermes International	6,333	2,255,542
Kering	18,615	3,192,435
LVMH Moet Hennessy Louis Vuitton SE	67,012	11,164,972
		18,891,162
Consumer Services 0.1%
Accor S.A. (a)	51,113	2,263,450
Sodexo S.A.	22,043	2,226,863
		4,490,313
Diversified Financials 0.0%
Eurazeo S.A.	9,055	637,629
Wendel S.A.	6,304	728,519
		1,366,148
Energy 1.0%
Technip S.A. (a)	24,327	1,425,807
TOTAL S.A.	529,033	26,737,750
		28,163,557
Food & Staples Retailing 0.2%
Carrefour S.A.	135,855	3,848,890
Casino Guichard Perrachon S.A. (a)	13,859	824,815
		4,673,705
Food, Beverage & Tobacco 0.5%
Danone S.A.	141,489	9,913,200
Pernod-Ricard S.A.	50,820	5,489,319
Remy Cointreau S.A.	5,148	428,050
		15,830,569
Health Care Equipment & Services 0.2%
Essilor International S.A.	49,182	6,366,904
Household & Personal Products 0.4%
L'Oreal S.A.	60,354	10,963,044
Insurance 0.5%
AXA S.A.	472,949	11,941,773
CNP Assurances	42,813	729,544
SCOR SE	39,088	1,331,559
		14,002,876
Materials 0.5%
Air Liquide S.A.	82,907	9,403,036
ArcelorMittal	408,636	2,306,801
Arkema S.A.	16,853	1,345,147
Imerys S.A.	8,347	616,411
		13,671,395
Media 0.5%
Eutelsat Communications S.A.	42,441	1,318,579
JC Decaux S.A.	19,220	851,595
Lagardere S.C.A.	27,000	716,522
Publicis Groupe S.A.	44,647	3,304,021
SES S.A.	79,543	2,173,169
Vivendi S.A. (a)	278,223	5,344,751
		13,708,637
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	282,340	23,272,319
Real Estate 0.4%
Fonciere Des Regions	6,593	623,737
Gecina S.A.	7,968	1,151,452

62    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ICADE	7,471	587,770
Klepierre (a)	53,561	2,519,106
Unibail-Rodamco SE	23,495	6,297,722
		11,179,787
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	920,891
Software & Services 0.3%
Atos SE	20,754	1,847,244
Cap Gemini S.A.	40,393	3,770,392
Dassault Systemes S.A.	31,370	2,453,653
		8,071,289
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	233,613	875,011
Ingenico Group S.A. (a)	13,215	1,557,753
		2,432,764
Telecommunication Services 0.3%
Iliad S.A.	6,150	1,344,746
Numericable-SFR S.A.	25,897	848,496
Orange S.A.	478,358	7,947,402
		10,140,644
Transportation 0.1%
Aeroports de Paris	6,658	838,038
Bollore S.A.	195,141	772,796
Groupe Eurotunnel SE - Reg'd	113,376	1,447,553
		3,058,387
Utilities 0.4%
Electricite de France S.A.	54,100	777,247
Engie S.A.	347,273	5,727,727
Suez Environnement Co.	73,480	1,354,209
Veolia Environnement S.A.	109,783	2,696,881
		10,556,064
		291,119,977
Germany 8.5%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	81,296	7,520,982
Continental AG	26,171	5,763,206
Daimler AG - Reg'd	230,525	16,062,207
Volkswagen AG	8,715	1,391,755
		30,738,150
Banks 0.1%
Commerzbank AG	259,072	2,429,411
Capital Goods 0.9%
Brenntag AG	38,128	2,239,585
GEA Group AG	45,484	2,113,621
MAN SE	8,274	898,047
OSRAM Licht AG	22,359	1,167,563
Siemens AG - Reg'd	190,197	19,903,779
		26,322,595
Consumer Durables & Apparel 0.3%
adidas AG	50,259	6,484,285
Hugo Boss AG	15,109	964,197
		7,448,482
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd	336,076	6,369,621
Deutsche Boerse AG	45,917	3,778,443
		10,148,064
Food & Staples Retailing 0.1%
METRO AG	43,780	1,396,743
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	52,681	4,585,200
Fresenius SE & Co. KGaA	90,990	6,634,827
		11,220,027
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,198,190
Henkel AG & Co. KGaA	24,790	2,521,752
		4,719,942
Insurance 0.9%
Allianz SE - Reg'd	109,338	18,601,440
Hannover Rueck SE	14,992	1,713,899
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	40,090	7,452,957
		27,768,296
Materials 1.2%
BASF SE	219,949	18,196,557
Evonik Industries AG	35,146	1,115,121
HeidelbergCement AG	34,961	3,112,974
K&S AG - Reg'd (a)	48,937	1,221,481
LANXESS AG	20,526	1,074,939
Linde AG	44,460	6,802,465
Symrise AG	29,749	1,974,475
ThyssenKrupp AG	88,924	2,072,092
		35,570,104
Media 0.1%
Axel Springer SE	11,859	663,120
ProSiebenSat.1 Media SE	52,467	2,680,277
RTL Group S.A.	8,951	749,440
		4,092,837
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	198,571	22,948,229
Merck KGaA	31,180	2,936,432
QIAGEN N.V. *	50,348	1,132,358
		27,017,019
Real Estate 0.2%
Deutsche Wohnen AG	79,214	2,428,848
Vonovia SE	110,458	3,723,334
		6,152,182
Retailing 0.0%
Zalando SE *(e)	20,862	692,514
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	268,027	3,824,094
Software & Services 0.7%
SAP SE	236,029	18,519,074
United Internet AG - Reg'd	30,312	1,481,595
		20,000,669

See financial notes    63

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	773,690	13,580,912
Telefonica Deutschland Holding AG	186,815	950,506
		14,531,418
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd	53,108	826,883
Deutsche Post AG - Reg'd	232,177	6,819,798
Fraport AG Frankfurt Airport Services Worldwide	9,632	583,918
		8,230,599
Utilities 0.2%
E.ON SE	481,636	4,991,758
RWE AG *	119,048	1,783,647
		6,775,405
		249,078,551
Hong Kong 3.2%
Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	904,000	2,700,156
Hang Seng Bank Ltd.	180,636	3,275,028
The Bank of East Asia Ltd.	304,200	1,103,633
		7,078,817
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	647,025	7,740,762
Jardine Matheson Holdings Ltd.	58,900	3,248,460
NWS Holdings Ltd.	411,000	624,285
		11,613,507
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	852,237
Techtronic Industries Co., Ltd.	331,000	1,240,810
Yue Yuen Industrial Holdings Ltd.	199,000	724,842
		2,817,889
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	568,000	1,909,184
Melco Crown Entertainment Ltd. ADR	23,187	343,168
MGM China Holdings Ltd.	183,200	256,675
Sands China Ltd.	592,400	2,110,541
Shangri-La Asia Ltd.	258,000	315,184
SJM Holdings Ltd.	398,000	266,841
Wynn Macau Ltd.	425,200	604,574
		5,806,167
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	312,354
Hong Kong Exchanges & Clearing Ltd.	274,318	6,914,802
		7,227,156
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *(e)	1,335,500	1,078,718
Insurance 0.6%
AIA Group Ltd.	2,892,000	17,307,465
Security	Number of Shares	Value ($)
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	655,525	4,476,900
Hang Lung Properties Ltd.	536,000	1,067,270
Henderson Land Development Co., Ltd.	286,438	1,785,236
Hongkong Land Holdings Ltd.	139,400	883,059
Hysan Development Co., Ltd.	156,000	689,281
Kerry Properties Ltd.	166,500	452,447
Link REIT	545,500	3,309,483
New World Development Co., Ltd.	1,295,666	1,288,551
Sino Land Co., Ltd.	700,000	1,098,961
Sun Hung Kai Properties Ltd.	415,604	5,237,907
Swire Pacific Ltd., Class A	141,090	1,530,631
Swire Properties Ltd.	277,600	720,804
The Wharf Holdings Ltd.	322,100	1,740,963
Wheelock & Co., Ltd.	214,000	990,735
		25,272,228
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	409,308
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	941,871
PCCW Ltd.	976,000	660,638
		1,602,509
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	412,936
MTR Corp., Ltd.	341,000	1,685,875
		2,098,811
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,576,048
CLP Holdings Ltd.	448,080	4,142,508
HK Electric Investments & HK Electric Investments Ltd. (e)	644,000	579,090
Hong Kong & China Gas Co., Ltd.	1,683,516	3,133,840
Power Assets Holdings Ltd.	338,500	3,220,518
		12,652,004
		94,964,579
Ireland 0.5%
Banks 0.1%
Bank of Ireland *	6,507,733	1,976,246
Consumer Services 0.1%
Paddy Power Betfair plc	19,426	2,610,762
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	38,434	3,427,255
Materials 0.2%
CRH plc	196,042	5,705,388
Transportation 0.0%
Ryanair Holdings plc	43,580	660,654
		14,380,305

64    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,364,791
Bank Leumi Le-Israel B.M. *	347,306	1,290,697
Mizrahi Tefahot Bank Ltd.	30,973	360,254
		3,015,742
Energy 0.0%
Delek Group Ltd.	790	138,859
Materials 0.0%
Israel Chemicals Ltd.	111,577	555,872
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Taro Pharmaceutical Industries Ltd. *	1,960	273,890
Teva Pharmaceutical Industries Ltd.	219,589	12,062,686
		12,336,576
Real Estate 0.0%
Azrieli Group Ltd.	8,005	320,677
Software & Services 0.1%
Check Point Software Technologies Ltd. *	16,355	1,355,339
Mobileye N.V. *(a)	19,407	740,377
NICE-Systems Ltd.	13,354	856,978
		2,952,694
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	1,003,709
		20,324,129
Italy 2.1%
Automobiles & Components 0.1%
Ferrari N.V. *	30,129	1,361,668
Fiat Chrysler Automobiles N.V.	213,501	1,718,827
		3,080,495
Banks 0.5%
Banco Popolare SC	85,416	604,815
Intesa Sanpaolo S.p.A.	3,060,208	8,506,766
UniCredit S.p.A.	1,140,728	4,423,751
Unione di Banche Italiane S.p.A.	204,609	869,711
		14,405,043
Capital Goods 0.1%
CNH Industrial N.V.	223,900	1,721,316
Finmeccanica S.p.A. *	92,749	1,175,772
Prysmian S.p.A.	46,111	1,090,933
		3,988,021
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	39,791	2,171,380
Diversified Financials 0.1%
EXOR S.p.A.	27,867	1,049,567
Mediobanca S.p.A.	139,974	1,153,030
		2,202,597
Security	Number of Shares	Value ($)
Energy 0.4%
Eni S.p.A.	617,816	10,093,218
Saipem S.p.A. *	1,112,014	534,328
Tenaris S.A.	118,780	1,606,202
		12,233,748
Insurance 0.2%
Assicurazioni Generali S.p.A.	284,686	4,352,733
UnipolSai S.p.A.	249,290	583,351
		4,936,084
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,721,637	2,657,604
Transportation 0.1%
Atlantia S.p.A.	97,393	2,714,781
Utilities 0.4%
Enel S.p.A.	1,839,021	8,358,031
Snam S.p.A.	505,463	3,091,107
Terna - Rete Elettrica Nationale S.p.A.	363,475	2,052,995
		13,502,133
		61,891,886
Japan 22.1%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	45,600	1,772,007
Bridgestone Corp.	154,957	5,703,565
Daihatsu Motor Co., Ltd.	50,300	671,256
Denso Corp.	116,200	4,416,898
Fuji Heavy Industries Ltd.	139,700	4,587,047
Honda Motor Co., Ltd.	393,939	10,630,747
Isuzu Motors Ltd.	145,300	1,554,750
Koito Manufacturing Co., Ltd.	26,000	1,126,431
Mazda Motor Corp.	129,500	1,973,100
Mitsubishi Motors Corp.	146,600	589,970
NGK Spark Plug Co., Ltd.	40,200	801,723
NHK Spring Co., Ltd.	37,000	325,670
Nissan Motor Co., Ltd.	607,696	5,392,708
NOK Corp.	20,800	344,734
Stanley Electric Co., Ltd.	33,100	672,997
Sumitomo Electric Industries Ltd.	190,300	2,289,240
Sumitomo Rubber Industries Ltd.	40,700	619,598
Suzuki Motor Corp.	86,300	2,364,925
The Yokohama Rubber Co., Ltd.	24,500	410,733
Toyoda Gosei Co., Ltd.	17,100	315,304
Toyota Industries Corp.	39,700	1,722,501
Toyota Motor Corp.	649,603	32,928,184
Yamaha Motor Co., Ltd.	63,000	1,031,205
		82,245,293
Banks 1.7%
Aozora Bank Ltd.	253,000	897,647
Concordia Financial Group Ltd. *	277,000	1,333,974
Fukuoka Financial Group, Inc.	180,000	615,328
Hokuhoku Financial Group, Inc.	282,000	355,049
Japan Post Bank Co., Ltd.	100,500	1,227,011
Kyushu Financial Group, Inc.	75,000	393,666

See financial notes    65

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	3,059,409	14,118,598
Mizuho Financial Group, Inc.	5,692,334	8,532,304
Resona Holdings, Inc.	520,600	1,840,458
Seven Bank Ltd.	149,400	634,832
Shinsei Bank Ltd.	411,000	576,048
Sumitomo Mitsui Financial Group, Inc.	306,146	9,212,450
Sumitomo Mitsui Trust Holdings, Inc.	790,000	2,428,366
Suruga Bank Ltd.	44,300	861,367
The Bank of Kyoto Ltd.	77,000	516,491
The Chiba Bank Ltd.	169,000	853,454
The Chugoku Bank Ltd.	43,400	448,645
The Gunma Bank Ltd.	94,000	372,175
The Hachijuni Bank Ltd.	95,000	415,325
The Hiroshima Bank Ltd.	116,000	419,957
The Iyo Bank Ltd.	57,500	377,839
The Joyo Bank Ltd.	154,000	536,707
The Shizuoka Bank Ltd.	132,000	978,345
Yamaguchi Financial Group, Inc.	50,000	464,740
		48,410,776
Capital Goods 2.8%
Amada Holdings Co., Ltd.	86,000	863,998
Asahi Glass Co., Ltd.	223,000	1,305,988
Daikin Industries Ltd.	56,900	4,516,663
FANUC Corp.	47,200	6,972,475
Fuji Electric Co., Ltd.	140,000	595,734
Hino Motors Ltd.	61,600	594,380
Hitachi Construction Machinery Co., Ltd.	23,300	369,930
Hoshizaki Electric Co., Ltd.	9,700	814,055
IHI Corp.	305,000	661,392
ITOCHU Corp.	383,000	4,867,394
JGC Corp.	48,000	818,637
JTEKT Corp.	53,100	676,157
Kajima Corp.	194,000	1,205,160
Kawasaki Heavy Industries Ltd.	357,000	1,001,260
Keihan Holdings Co., Ltd.	115,000	833,861
Komatsu Ltd.	227,909	3,914,317
Kubota Corp.	277,700	4,045,215
Kurita Water Industries Ltd.	25,000	601,149
LIXIL Group Corp.	64,900	1,358,888
Mabuchi Motor Co., Ltd.	11,300	562,476
Makita Corp.	29,100	1,835,727
Marubeni Corp.	393,000	2,086,144
Minebea Co., Ltd.	89,000	728,998
Mitsubishi Corp.	322,200	5,415,732
Mitsubishi Electric Corp.	464,000	4,931,118
Mitsubishi Heavy Industries Ltd.	760,000	2,701,504
Mitsui & Co., Ltd.	410,000	5,008,248
Nabtesco Corp.	28,000	631,658
NGK Insulators Ltd.	63,000	1,293,803
Nidec Corp.	54,400	3,986,109
NSK Ltd.	117,200	1,022,900
Obayashi Corp.	157,000	1,538,652
Seibu Holdings, Inc.	27,000	569,615
Shimizu Corp.	140,000	1,254,797
SMC Corp.	13,300	3,243,332
Security	Number of Shares	Value ($)
Sumitomo Corp.	263,200	2,782,618
Sumitomo Heavy Industries Ltd.	123,000	516,917
Taisei Corp.	255,000	1,740,511
THK Co., Ltd.	33,300	661,435
Toshiba Corp. *	1,007,178	2,130,133
TOTO Ltd.	32,500	1,102,071
Toyota Tsusho Corp.	49,200	1,113,611
		82,874,762
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	132,000	1,237,957
Park24 Co., Ltd.	25,000	700,699
Recruit Holdings Co., Ltd.	33,000	1,019,568
Secom Co., Ltd.	51,600	3,965,205
Sohgo Security Services Co., Ltd.	14,400	799,630
Toppan Printing Co., Ltd.	128,000	1,094,448
		8,817,507
Consumer Durables & Apparel 0.9%
Asics Corp.	36,800	728,837
Bandai Namco Holdings, Inc.	41,500	883,506
Casio Computer Co., Ltd.	48,900	930,416
Iida Group Holdings Co., Ltd.	37,800	705,956
Nikon Corp.	81,700	1,190,973
Panasonic Corp.	527,912	4,707,979
Rinnai Corp.	8,500	750,151
Sankyo Co., Ltd.	10,600	401,328
Sega Sammy Holdings, Inc.	51,100	556,395
Sekisui Chemical Co., Ltd.	97,000	1,212,313
Sekisui House Ltd.	147,000	2,552,410
Shimano, Inc.	18,900	2,711,609
Sony Corp.	305,400	7,397,277
Yamaha Corp.	40,300	1,156,615
		25,885,765
Consumer Services 0.2%
Benesse Holdings, Inc.	14,200	402,876
McDonald's Holdings Co., Ltd. (a)	15,000	374,738
Oriental Land Co., Ltd.	47,400	3,291,476
		4,069,090
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	463,237
AEON Financial Service Co., Ltd.	24,800	553,505
Credit Saison Co., Ltd.	34,000	625,201
Daiwa Securities Group, Inc.	404,000	2,352,824
Japan Exchange Group, Inc.	130,100	1,937,611
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	538,667
Nomura Holdings, Inc.	885,000	3,760,153
ORIX Corp.	318,400	4,503,746
SBI Holdings, Inc.	48,290	499,981
		15,234,925
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	429,381
Inpex Corp.	224,700	1,786,329
JX Holdings, Inc.	528,900	2,273,162

66    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	49,300	514,481
TonenGeneral Sekiyu K.K.	68,000	644,076
		5,647,429
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,415,646
FamilyMart Co., Ltd.	14,000	738,845
Lawson, Inc.	14,900	1,153,308
Seven & i Holdings Co., Ltd.	182,003	7,426,162
		11,733,961
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	137,000	3,157,885
Asahi Group Holdings Ltd.	93,700	2,973,759
Calbee, Inc.	16,700	650,151
Japan Tobacco, Inc.	264,200	10,794,662
Kikkoman Corp.	35,000	1,115,227
Kirin Holdings Co., Ltd.	194,300	2,802,348
MEIJI Holdings Co., Ltd.	28,900	2,227,083
NH Foods Ltd.	39,000	869,286
Nisshin Seifun Group, Inc.	49,400	808,732
Nissin Foods Holdings Co., Ltd.	15,200	705,629
Suntory Beverage & Food Ltd.	34,000	1,485,191
Toyo Suisan Kaisha Ltd.	22,800	805,244
Yakult Honsha Co., Ltd.	22,900	1,135,169
Yamazaki Baking Co., Ltd.	26,000	615,495
		30,145,861
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	828,053
Hoya Corp.	98,607	3,776,082
M3, Inc.	49,200	1,327,241
Medipal Holdings Corp.	34,800	550,578
Miraca Holdings, Inc.	11,800	501,466
Olympus Corp.	67,100	2,613,988
Suzuken Co., Ltd.	19,500	668,228
Sysmex Corp.	34,800	2,176,367
Terumo Corp.	74,800	2,843,545
		15,285,548
Household & Personal Products 0.4%
Kao Corp.	120,219	6,650,152
Kose Corp.	8,000	731,719
Shiseido Co., Ltd.	84,500	1,879,318
Unicharm Corp.	93,800	1,938,946
		11,200,135
Insurance 0.6%
Japan Post Holdings Co., Ltd.	105,000	1,414,625
MS&AD Insurance Group Holdings, Inc.	119,962	3,168,374
Sompo Japan Nipponkoa Holdings, Inc.	80,200	2,105,732
Sony Financial Holdings, Inc.	40,600	501,935
T&D Holdings, Inc.	138,100	1,321,957
The Dai-ichi Life Insurance Co., Ltd.	255,000	3,065,021
Tokio Marine Holdings, Inc.	162,899	5,330,458
		16,908,102
Materials 1.2%
Air Water, Inc.	34,000	510,777
Asahi Kasei Corp.	314,000	2,148,428
Daicel Corp.	72,300	903,168
Security	Number of Shares	Value ($)
Hitachi Chemical Co., Ltd.	22,600	379,538
Hitachi Metals Ltd.	58,500	594,018
JFE Holdings, Inc.	114,600	1,608,221
JSR Corp.	40,300	552,439
Kaneka Corp.	72,000	602,620
Kansai Paint Co., Ltd.	56,000	979,420
Kobe Steel Ltd.	687,000	659,671
Kuraray Co., Ltd.	88,000	1,115,667
Maruichi Steel Tube Ltd.	8,800	255,941
Mitsubishi Chemical Holdings Corp.	322,400	1,682,457
Mitsubishi Gas Chemical Co., Inc.	85,000	466,124
Mitsubishi Materials Corp.	272,000	862,724
Mitsui Chemicals, Inc.	180,000	596,977
Nippon Paint Holdings Co., Ltd.	36,100	947,873
Nippon Steel & Sumitomo Metal Corp.	179,841	3,742,088
Nitto Denko Corp.	40,000	2,154,818
Oji Holdings Corp.	207,000	850,053
Shin-Etsu Chemical Co., Ltd.	99,960	5,598,637
Sumitomo Chemical Co., Ltd.	347,000	1,568,378
Sumitomo Metal Mining Co., Ltd.	119,000	1,342,614
Taiheiyo Cement Corp.	281,000	743,530
Taiyo Nippon Sanso Corp.	43,700	403,523
Teijin Ltd.	241,000	862,837
Toray Industries, Inc.	351,000	2,931,823
Toyo Seikan Group Holdings Ltd.	40,600	800,419
		35,864,783
Media 0.1%
Dentsu, Inc.	53,300	2,708,120
Hakuhodo DY Holdings, Inc.	53,300	600,883
Toho Co., Ltd.	29,100	737,540
		4,046,543
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	504,050	6,795,895
Chugai Pharmaceutical Co., Ltd.	53,200	1,792,877
Daiichi Sankyo Co., Ltd.	156,600	3,690,652
Eisai Co., Ltd.	60,900	3,769,689
Hisamitsu Pharmaceutical Co., Inc.	14,600	690,729
Kyowa Hakko Kirin Co., Ltd.	53,000	942,236
Mitsubishi Tanabe Pharma Corp.	51,200	911,591
Ono Pharmaceutical Co., Ltd.	99,500	4,483,258
Otsuka Holdings Co., Ltd.	94,600	3,687,934
Santen Pharmaceutical Co., Ltd.	90,800	1,301,309
Shionogi & Co., Ltd.	71,700	3,659,723
Sumitomo Dainippon Pharma Co., Ltd.	41,500	534,220
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	706,368
Takeda Pharmaceutical Co., Ltd.	191,100	9,127,289
		42,093,770

See financial notes    67

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	376,836
Daito Trust Construction Co., Ltd.	17,100	2,418,491
Daiwa House Industry Co., Ltd.	142,100	3,796,444
Hulic Co., Ltd.	66,400	660,876
Japan Prime Realty Investment Corp.	196	863,944
Japan Real Estate Investment Corp.	310	1,930,374
Japan Retail Fund Investment Corp.	624	1,533,086
Mitsubishi Estate Co., Ltd.	298,502	5,672,316
Mitsui Fudosan Co., Ltd.	225,777	5,514,023
Nippon Building Fund, Inc.	343	2,172,906
Nippon Prologis REIT, Inc.	396	949,543
Nomura Real Estate Holdings, Inc.	31,300	572,016
Nomura Real Estate Master Fund, Inc.	869	1,363,243
NTT Urban Development Corp.	22,700	212,425
Sumitomo Realty & Development Co., Ltd.	86,000	2,500,559
Tokyo Tatemono Co., Ltd.	48,500	640,372
Tokyu Fudosan Holdings Corp.	132,900	903,551
United Urban Investment Corp.	678	1,170,231
		33,251,236
Retailing 0.6%
ABC-Mart, Inc.	5,980	388,055
Don Quijote Holdings Co., Ltd.	28,100	999,680
Fast Retailing Co., Ltd.	12,700	3,343,938
Hikari Tsushin, Inc.	5,100	382,001
Isetan Mitsukoshi Holdings Ltd.	88,300	937,016
J. Front Retailing Co., Ltd.	59,500	714,829
Marui Group Co., Ltd.	52,300	799,021
Nitori Holdings Co., Ltd.	18,000	1,674,337
Rakuten, Inc.	220,820	2,400,614
Ryohin Keikaku Co., Ltd.	5,800	1,292,029
Sanrio Co., Ltd. (a)	10,800	212,335
Shimamura Co., Ltd.	5,400	728,964
Takashimaya Co., Ltd.	81,000	591,366
USS Co., Ltd.	51,600	816,227
Yamada Denki Co., Ltd.	171,600	863,880
		16,144,292
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	24,600	1,064,582
Tokyo Electron Ltd.	41,600	2,749,435
		3,814,017
Software & Services 0.5%
Fujitsu Ltd.	433,000	1,512,944
GungHo Online Entertainment, Inc. (a)	80,100	209,654
Itochu Techno-Solutions Corp.	9,012	176,602
Kakaku.com, Inc.	38,400	691,626
Konami Holdings Corp.	24,600	775,625
Security	Number of Shares	Value ($)
Mixi, Inc.	10,100	345,104
Nexon Co., Ltd.	28,900	433,944
Nintendo Co., Ltd.	25,339	3,430,925
Nomura Research Institute Ltd.	29,400	1,031,354
NTT Data Corp.	31,100	1,619,087
Obic Co., Ltd.	15,400	809,438
Oracle Corp., Japan	9,600	517,081
Otsuka Corp.	13,300	634,252
Trend Micro, Inc.	24,700	936,724
Yahoo Japan Corp.	353,000	1,579,119
		14,703,479
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	41,900	724,187
Brother Industries Ltd.	54,100	613,297
Canon, Inc.	254,295	7,110,781
Citizen Holdings Co., Ltd.	68,300	385,253
FUJIFILM Holdings Corp.	114,211	4,688,162
Hamamatsu Photonics K.K.	37,700	1,047,713
Hirose Electric Co., Ltd.	7,085	856,902
Hitachi High-Technologies Corp.	15,900	430,216
Hitachi Ltd.	1,155,079	5,292,832
Keyence Corp.	10,900	6,533,383
Konica Minolta, Inc.	106,500	919,262
Kyocera Corp.	76,600	3,800,904
Murata Manufacturing Co., Ltd.	48,274	6,295,473
NEC Corp.	605,000	1,472,433
Nippon Electric Glass Co., Ltd.	88,000	465,910
Omron Corp.	46,400	1,472,591
Ricoh Co., Ltd.	171,400	1,746,724
Seiko Epson Corp.	70,400	1,153,637
Shimadzu Corp.	58,000	868,116
TDK Corp.	29,400	1,720,306
Yaskawa Electric Corp.	53,900	631,239
Yokogawa Electric Corp.	51,000	547,954
		48,777,275
Telecommunication Services 1.4%
KDDI Corp.	419,400	12,081,125
Nippon Telegraph & Telephone Corp.	166,256	7,440,007
NTT DOCOMO, Inc.	344,800	8,269,676
SoftBank Group Corp.	230,700	12,404,853
		40,195,661
Transportation 1.2%
ANA Holdings, Inc.	293,000	818,155
Central Japan Railway Co.	34,300	6,008,525
East Japan Railway Co.	79,560	6,999,374
Hankyu Hanshin Holdings, Inc.	273,000	1,730,412
Japan Airlines Co., Ltd.	27,200	979,045
Japan Airport Terminal Co., Ltd.	9,200	328,324
Kamigumi Co., Ltd.	51,000	457,257
Keikyu Corp.	111,000	1,004,787
Keio Corp.	132,000	1,162,649
Keisei Electric Railway Co., Ltd.	63,000	866,745
Kintetsu Group Holdings Co., Ltd.	440,000	1,809,510

68    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi Logistics Corp.	25,000	341,777
Mitsui O.S.K. Lines Ltd.	273,000	580,137
Nagoya Railroad Co., Ltd.	227,000	1,144,860
Nippon Express Co., Ltd.	216,000	985,699
Nippon Yusen K.K.	383,000	750,306
Odakyu Electric Railway Co., Ltd.	153,000	1,661,503
Tobu Railway Co., Ltd.	250,000	1,281,266
Tokyu Corp.	267,000	2,314,073
West Japan Railway Co.	41,000	2,475,015
Yamato Holdings Co., Ltd.	83,400	1,682,080
		35,381,499
Utilities 0.5%
Chubu Electric Power Co., Inc.	151,800	1,999,532
Electric Power Development Co., Ltd.	33,800	1,018,666
Hokuriku Electric Power Co.	40,300	527,819
Kyushu Electric Power Co., Inc.	104,200	1,045,825
Osaka Gas Co., Ltd.	443,000	1,597,091
Shikoku Electric Power Co., Inc.	42,400	523,366
The Chugoku Electric Power Co., Inc.	70,100	909,793
The Kansai Electric Power Co., Inc. *	163,400	1,439,084
Toho Gas Co., Ltd.	89,000	607,668
Tohoku Electric Power Co., Inc.	111,800	1,429,360
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,842,373
Tokyo Gas Co., Ltd.	539,201	2,379,856
		15,320,433
		648,052,142
Netherlands 3.0%
Banks 0.4%
ING Groep N.V. CVA	928,070	11,372,029
Capital Goods 0.3%
AerCap Holdings N.V. *	21,247	850,092
Boskalis Westminster N.V.	21,558	899,034
Koninklijke Philips N.V.	230,226	6,326,282
		8,075,408
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	29,661	1,593,874
Energy 0.0%
Koninklijke Vopak N.V.	16,676	906,660
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	200,625	4,368,455
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	24,444	2,018,017
Heineken N.V.	55,259	5,184,795
		7,202,812
Household & Personal Products 0.6%
Unilever N.V. CVA	391,174	17,184,219
Security	Number of Shares	Value ($)
Insurance 0.2%
Aegon N.V.	434,813	2,499,885
NN Group N.V.	76,122	2,642,387
		5,142,272
Materials 0.2%
Akzo Nobel N.V.	58,503	4,156,440
Koninklijke DSM N.V.	43,663	2,679,884
OCI N.V. *	21,770	430,177
		7,266,501
Media 0.3%
Altice N.V., Class A *	91,755	1,390,991
Altice N.V., Class B *	24,908	380,739
RELX N.V.	238,840	4,010,980
Wolters Kluwer N.V.	73,207	2,788,647
		8,571,357
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	83,679	8,088,059
NXP Semiconductors N.V. *	32,256	2,750,792
		10,838,851
Software & Services 0.0%
Gemalto N.V.	19,973	1,298,281
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	786,744	3,091,631
Transportation 0.0%
TNT Express N.V. *	109,936	997,974
		87,910,324
New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	607,827
Materials 0.0%
Fletcher Building Ltd.	171,142	994,879
Telecommunication Services 0.1%
Spark New Zealand Ltd.	420,111	1,086,309
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,036,185
Utilities 0.1%
Contact Energy Ltd.	165,447	587,022
Meridian Energy Ltd.	316,280	584,221
Mighty River Power Ltd.	201,178	424,504
		1,595,747
		5,320,947
Norway 0.6%
Banks 0.1%
DNB A.S.A.	230,626	2,951,187
Energy 0.2%
Statoil A.S.A.	267,877	4,714,982
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	198,846	1,735,911
Insurance 0.0%
Gjensidige Forsikring A.S.A.	50,636	866,923

See financial notes    69

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
Norsk Hydro A.S.A. (a)	331,184	1,440,976
Yara International A.S.A.	44,980	1,799,110
		3,240,086
Media 0.0%
Schibsted A.S.A., B Shares *	25,326	720,630
Schibsted A.S.A., Class A	17,000	495,458
		1,216,088
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	3,101,306
		17,826,483
Portugal 0.2%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *(a)	8,699,500	386,501
Banco Espirito Santo S.A. - Reg'd *(b)(d)	470,491	—
		386,501
Energy 0.1%
Galp Energia, SGPS, S.A.	115,177	1,582,466
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	979,999
Utilities 0.1%
EDP - Energias de Portugal S.A.	562,711	2,000,476
		4,949,442
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	415,346	4,698,009
Oversea-Chinese Banking Corp., Ltd.	751,671	4,882,924
United Overseas Bank Ltd.	307,533	4,237,993
		13,818,926
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,413,066
Noble Group Ltd. *	1,093,900	370,856
Sembcorp Industries Ltd.	260,600	557,035
Sembcorp Marine Ltd. (a)	152,000	187,795
Singapore Technologies Engineering Ltd.	375,200	895,606
Yangzijiang Shipbuilding Holdings Ltd.	431,000	315,978
		3,740,336
Consumer Services 0.0%
Genting Singapore plc	1,564,900	944,581
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	1,043,192
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	490,217
Wilmar International Ltd.	456,200	1,253,170
		1,743,387
Media 0.1%
Singapore Press Holdings Ltd.	367,400	1,105,946
Security	Number of Shares	Value ($)
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	989,014
CapitaLand Commercial Trust Ltd.	452,900	480,490
CapitaLand Ltd.	662,500	1,526,019
CapitaLand Mall Trust	644,100	988,790
City Developments Ltd.	87,300	539,983
Global Logistic Properties Ltd.	709,500	1,006,105
Suntec Real Estate Investment Trust	570,100	712,299
UOL Group Ltd.	128,200	583,788
		6,826,488
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	800,516
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,922,537	5,499,204
StarHub Ltd.	129,000	316,887
		5,816,091
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,152,234
Hutchison Port Holdings Trust, Class U	1,506,600	668,827
Singapore Airlines Ltd.	128,400	1,096,084
		2,917,145
		38,756,608
Spain 3.2%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	1,553,324	10,674,141
Banco De Sabadell S.A.	1,207,465	2,313,607
Banco Popular Espanol S.A.	433,046	1,180,776
Banco Santander S.A.	3,459,966	17,570,812
Bankia S.A.	1,163,780	1,085,601
Bankinter S.A.	167,699	1,280,012
CaixaBank S.A.	640,794	1,934,369
		36,039,318
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	48,080	1,594,648
Ferrovial S.A.	117,093	2,526,290
Zardoya Otis S.A.	43,251	459,584
		4,580,522
Energy 0.1%
Repsol S.A.	264,013	3,478,757
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	135,669	754,912
Insurance 0.0%
Mapfre S.A.	244,029	620,779
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	69,528	1,515,932
Retailing 0.3%
Industria de Diseno Textil S.A.	261,010	8,400,753

70    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	107,389	4,896,977
Telecommunication Services 0.4%
Telefonica S.A.	1,085,760	11,877,339
Transportation 0.2%
Abertis Infraestructuras S.A.	123,276	2,081,197
Aena S.A. *(e)	15,870	2,267,112
International Consolidated Airlines Group S.A.	193,828	1,494,638
		5,842,947
Utilities 0.6%
Enagas S.A.	53,218	1,624,742
Endesa S.A.	76,694	1,613,632
Gas Natural SDG S.A.	82,954	1,729,840
Iberdrola S.A.	1,323,454	9,421,324
Red Electrica Corp. S.A.	26,237	2,346,485
		16,736,023
		94,744,259
Sweden 2.9%
Banks 0.7%
Nordea Bank AB	731,837	7,113,559
Skandinaviska Enskilda Banken AB, A Shares	374,095	3,576,587
Svenska Handelsbanken AB, A Shares	362,099	4,830,454
Swedbank AB, A Shares	217,501	4,695,587
		20,216,187
Capital Goods 0.8%
Alfa Laval AB (a)	71,707	1,131,401
Assa Abloy AB, Class B	239,253	5,027,243
Atlas Copco AB, A Shares (a)	159,588	4,134,486
Atlas Copco AB, B Shares (a)	94,007	2,258,605
Sandvik AB (a)	260,070	2,671,980
Skanska AB, B Shares	94,622	2,085,551
SKF AB, B Shares	94,053	1,733,176
Volvo AB, B Shares	364,022	4,268,799
		23,311,241
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares (a)	73,924	1,168,904
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,640,944
Husqvarna AB, B Shares	94,980	758,058
		2,399,002
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	751,913
Investment AB Kinnevik, B Shares	55,465	1,597,857
Investor AB, B Shares	108,254	3,977,262
		6,327,032
Energy 0.0%
Lundin Petroleum AB *	49,912	936,436
Food & Staples Retailing 0.0%
ICA Gruppen AB (a)	19,005	624,865
Food, Beverage & Tobacco 0.1%
Swedish Match AB (a)	45,711	1,451,864
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	995,967
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	146,823	4,632,503
Materials 0.0%
Boliden AB	68,957	1,206,081
Retailing 0.3%
Hennes & Mauritz AB, B Shares	229,024	8,155,623
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	62,898	2,512,446
Telefonaktiebolaget LM Ericsson, B Shares (a)	728,936	5,906,136
		8,418,582
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	863,918
Tele2 AB, B Shares	74,695	713,690
Telia Co. AB	642,478	3,072,692
		4,650,300
		84,494,587
Switzerland 9.0%
Capital Goods 0.6%
ABB Ltd. - Reg'd *	522,578	11,063,115
Geberit AG - Reg'd	8,940	3,439,504
Schindler Holding AG	10,943	1,995,737
Schindler Holding AG - Reg'd	4,537	834,704
Sulzer AG - Reg'd	3,637	332,004
		17,665,064
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd	40,590	2,620,224
SGS S.A. - Reg'd	1,318	2,906,032
		5,526,256
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	125,055	8,338,694
The Swatch Group AG - Bearer Shares	7,714	2,631,873
The Swatch Group AG - Reg'd	11,639	778,720
		11,749,287
Diversified Financials 0.9%
Credit Suisse Group AG - Reg'd *	437,829	6,663,082
Julius Baer Group Ltd. *	53,043	2,273,199
Pargesa Holding S.A.	8,318	578,757
Partners Group Holding AG	3,761	1,551,181
UBS Group AG - Reg’d	876,324	15,191,470
		26,257,689
Food, Beverage & Tobacco 2.1%
Aryzta AG *	22,198	863,416
Barry Callebaut AG - Reg'd *	534	628,213
Chocoladefabriken Lindt & Sprungli AG	238	1,458,316

See financial notes    71

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chocoladefabriken Lindt & Sprungli AG - Reg'd	25	1,830,183
Nestle S.A. - Reg'd	766,263	57,193,602
		61,973,730
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	12,877	1,723,943
Insurance 0.6%
Baloise Holding AG - Reg'd	11,516	1,427,482
Swiss Life Holding AG - Reg'd *	7,680	1,942,400
Swiss Re AG	84,091	7,473,885
Zurich Insurance Group AG *	36,241	8,131,908
		18,975,675
Materials 0.8%
EMS-Chemie Holding AG - Reg'd	2,075	1,026,849
Givaudan S.A. - Reg'd	2,189	4,320,786
LafargeHolcim Ltd. - Reg'd	110,146	5,592,715
Sika AG	519	2,211,949
Syngenta AG - Reg'd	22,370	8,974,059
		22,126,358
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Actelion Ltd. - Reg'd *	24,590	3,985,550
Galenica AG - Reg'd	909	1,330,769
Lonza Group AG - Reg'd *	12,926	2,155,905
Novartis AG - Reg'd	546,624	41,599,293
Roche Holding AG	168,753	42,696,057
		91,767,574
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	16,700	1,464,027
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,220,634
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,157	3,128,853
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	13,052	1,883,602
		265,462,692
United Kingdom 19.4%
Automobiles & Components 0.1%
GKN plc	403,858	1,648,113
Banks 2.2%
Barclays plc	4,021,538	10,097,116
HSBC Holdings plc	4,699,609	31,143,720
Lloyds Banking Group plc	13,699,335	13,446,043
Royal Bank of Scotland Group plc *	854,511	2,874,871
Standard Chartered plc	799,232	6,459,879
		64,021,629
Capital Goods 0.8%
Ashtead Group plc	123,822	1,646,759
BAE Systems plc	754,574	5,264,406
Bunzl plc	79,336	2,368,022
Cobham plc	266,366	600,976
IMI plc	60,653	830,027
Meggitt plc	179,669	1,080,234
Rolls-Royce Holdings plc *	443,437	4,350,225
Security	Number of Shares	Value ($)
Smiths Group plc	91,636	1,487,103
The Weir Group plc	55,899	981,901
Travis Perkins plc	59,574	1,611,773
Wolseley plc	61,057	3,419,930
		23,641,356
Commercial & Professional Supplies 0.4%
Aggreko plc	63,157	1,005,297
Babcock International Group plc	58,617	813,429
Capita plc	158,039	2,315,577
Experian plc	233,092	4,271,357
G4S plc	381,811	1,052,850
Intertek Group plc	40,339	1,924,399
		11,382,909
Consumer Durables & Apparel 0.3%
Barratt Developments plc	250,875	1,953,663
Berkeley Group Holdings plc	31,587	1,384,158
Burberry Group plc	109,653	1,909,230
Persimmon plc	72,100	2,097,107
Taylor Wimpey plc	803,910	2,168,593
		9,512,751
Consumer Services 0.6%
Carnival plc	45,653	2,277,119
Compass Group plc	392,783	6,994,830
InterContinental Hotels Group plc	58,063	2,320,493
Merlin Entertainments plc (e)	175,038	1,105,664
TUI AG	116,827	1,695,758
Whitbread plc	43,597	2,471,161
William Hill plc	221,805	1,015,493
		17,880,518
Diversified Financials 0.4%
3i Group plc	246,495	1,709,709
Aberdeen Asset Management plc	237,683	1,039,824
Hargreaves Lansdown plc	64,972	1,223,256
ICAP plc	133,167	912,958
Investec plc	130,696	1,000,872
London Stock Exchange Group plc	75,135	2,984,502
Provident Financial plc	34,271	1,461,695
Schroders plc	31,199	1,148,507
		11,481,323
Energy 2.5%
BP plc	4,408,288	24,286,937
Petrofac Ltd.	60,315	747,272
Royal Dutch Shell plc, A Shares	947,722	24,823,871
Royal Dutch Shell plc, B Shares	952,433	25,006,006
		74,864,086
Food & Staples Retailing 0.3%
J. Sainsbury plc	336,593	1,424,061
Tesco plc *	1,936,494	4,868,421
WM Morrison Supermarkets plc	511,940	1,432,454
		7,724,936

72    See financial notes

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.6%
Associated British Foods plc	86,803	3,894,038
British American Tobacco plc	448,625	27,353,606
Coca-Cola HBC AG CDI *	46,971	962,817
Diageo plc	604,604	16,346,132
Imperial Brands plc	230,021	12,506,980
SABMiller plc	232,508	14,240,191
Tate & Lyle plc	121,777	1,048,443
		76,352,207
Health Care Equipment & Services 0.2%
Mediclinic International plc	84,173	1,113,689
Smith & Nephew plc	217,346	3,680,601
		4,794,290
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	152,618	14,867,884
Unilever plc	307,724	13,749,683
		28,617,567
Insurance 1.2%
Admiral Group plc	52,234	1,419,649
Aviva plc	982,541	6,224,880
Direct Line Insurance Group plc	329,168	1,743,807
Legal & General Group plc	1,421,810	4,646,325
Old Mutual plc	1,208,660	3,286,054
Prudential plc	616,272	12,164,919
RSA Insurance Group plc	249,340	1,674,885
St. James's Place plc	125,254	1,589,936
Standard Life plc	473,321	2,260,236
		35,010,691
Materials 1.3%
Anglo American plc	339,219	3,794,255
Antofagasta plc	88,778	628,749
BHP Billiton plc	506,931	6,926,958
Croda International plc	34,357	1,513,513
Fresnillo plc	54,397	886,703
Glencore plc *	2,916,026	6,969,064
Johnson Matthey plc	48,341	2,043,127
Mondi plc	86,402	1,654,991
Randgold Resources Ltd.	23,067	2,304,122
Rexam plc	174,665	1,597,433
Rio Tinto plc	299,750	10,055,507
		38,374,422
Media 0.7%
ITV plc	942,113	3,105,449
Pearson plc	191,968	2,262,052
RELX plc	267,281	4,735,214
Sky plc	247,935	3,408,122
WPP plc	308,129	7,198,694
		20,709,531
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	303,330	17,402,831
GlaxoSmithKline plc	1,168,011	24,963,277
Shire plc	142,132	8,869,325
		51,235,433
Real Estate 0.3%
Hammerson plc	185,934	1,591,208
Intu Properties plc	214,014	953,041
Land Securities Group plc	194,403	3,219,975
Security	Number of Shares	Value ($)
Segro plc	194,484	1,188,271
The British Land Co., plc	231,969	2,440,658
		9,393,153
Retailing 0.3%
Dixons Carphone plc	239,157	1,488,740
Kingfisher plc	547,200	2,915,331
Marks & Spencer Group plc	395,363	2,452,450
Next plc	35,229	2,621,958
Sports Direct International plc *	66,759	376,608
		9,855,087
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	335,865	4,610,037
Software & Services 0.1%
Auto Trader Group plc (e)	231,645	1,272,270
The Sage Group plc	257,798	2,233,016
Worldpay Group plc *(e)	271,094	1,057,292
		4,562,578
Telecommunication Services 1.2%
BT Group plc	2,032,491	13,174,747
Inmarsat plc	104,142	1,416,962
Vodafone Group plc	6,372,661	20,531,680
		35,123,389
Transportation 0.1%
easyJet plc	37,117	799,993
Royal Mail plc	210,337	1,498,138
		2,298,131
Utilities 0.9%
Centrica plc	1,226,963	4,284,829
National Grid plc	897,242	12,802,396
Severn Trent plc	57,848	1,885,865
SSE plc	243,455	5,378,788
United Utilities Group plc	167,568	2,304,246
		26,656,124
		569,750,261
Total Common Stock
(Cost $2,599,544,434)		2,890,439,514

Preferred Stock 0.6% of net assets
Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	974,301
Porsche Automobil Holding SE	38,330	2,141,239
Volkswagen AG	44,875	6,509,707
		9,625,247
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	43,651	4,985,768
Materials 0.0%
Fuchs Petrolub SE	16,120	690,270
		15,301,285

See financial notes    73

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	552,046
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,475,907	1,160,902
		1,712,948
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(b)(d)	31,484,030	46,003
Total Preferred Stock
(Cost $17,300,936)		17,060,236

Other Investment Company 1.4% of net assets
United States 1.4%
Securities Lending Collateral 1.4%
Wells Fargo Advantage Government Money Market Fund, Select Class 0.23% (c)	42,212,895	42,212,895
Total Other Investment Company
(Cost $42,212,895)		42,212,895
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets
Time Deposits 0.4%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.08%, 05/02/16 (f)	163,019	238,195
Brown Brothers Harriman
Australian Dollar
0.96%, 05/02/16 (f)	23,405	17,796
Danish Krone
(0.65%), 05/02/16 (f)	8,599	1,323
Hong Kong Dollar
0.01%, 05/02/16 (f)	966,521	124,602
New Zealand Dollar
1.45%, 05/02/16 (f)	6,834	4,772
Singapore Dollar
0.05%, 05/02/16 (f)	1,828	1,360
DNB
Euro
(0.53%), 05/02/16 (f)	1,286,373	1,472,961
Norwegian Krone
0.06%, 05/02/16 (f)	405,121	50,314
Swedish Krone
(1.02%), 05/02/16 (f)	1,194,937	148,801
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 05/02/16 (f)	9,939,889	9,939,889
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Wells Fargo
Swiss Franc
(1.63%), 05/02/16 (f)	317,807	331,290
Total Short-Term Investments
(Cost $12,331,303)		12,331,303

End of Investments.

At 04/30/16, the tax basis cost of the fund's investments was $2,689,597,663 and the unrealized appreciation and depreciation were $542,042,121 and ($269,595,836), respectively, with a net unrealized appreciation of $272,446,285.
At 04/30/16, the values of certain foreign securities held by the fund aggregating $2,881,680,025 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,697,005.
(b)	Illiquid security. At the period end, the value of these amounted to $46,003 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,052,660 or 0.3% of net assets.
(f)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	140	11,633,300	180,796

74    See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	6/9/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	6/9/2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	6/9/2016